UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01879
Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
6/30
Date of reporting period:
06/30/24
Item 1. Report to Stockholders.
(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:JUCAX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX)	$98	0.95%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class A Shares returned 6.28%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at NAV	6.28%	2.31%	1.34%
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at Maximum Offering Price - 4.75%	1.26%	1.30%	0.84%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70656A 08-24

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:JUCCX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX)	$174	1.69%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class C Shares returned 5.50%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) at NAV	5.50%	1.57%	0.60%
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) with Contingent Deferred Sales Charge	4.50%*	1.57%	0.60%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70657C 08-24

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JUCDX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)	$78	0.76%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class D Shares returned 6.48%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)	6.48%	2.47%	1.46%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70658D 08-24

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:JUCIX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)	$75	0.73%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class I Shares returned 6.51%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)	6.51%	2.54%	1.58%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70659I 08-24

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class N Shares:JUCNX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)	$65	0.63%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class N Shares returned 6.49%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)	6.49%	2.59%	1.62%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70660N 08-24

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class R Shares:JUCRX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)	$141	1.37%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class R Shares returned 5.83%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)	5.83%	1.84%	0.89%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70661R 08-24

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:JUCSX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)	$115	1.12%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class S Shares returned 6.09%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)	6.09%	2.09%	1.12%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70662S 08-24

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JUCTX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)	$89	0.86%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class T Shares returned 6.37%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)	6.37%	2.39%	1.40%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70663T 08-24

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:JRSAX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX)	$92	0.85%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class A Shares returned 17.44%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at NAV	17.44%	9.61%	9.17%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at Maximum Offering Price - 5.75%	10.73%	8.33%	8.53%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70664A 08-24

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:JRSCX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX)	$170	1.57%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class C Shares returned 16.55%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) at NAV	16.55%	8.90%	8.46%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) with Contingent Deferred Sales Charge	15.55%*	8.90%	8.46%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70665C 08-24

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JRSDX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	$71	0.65%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class D Shares returned 17.78%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	17.78%	9.85%	9.39%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70666D 08-24

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:JRSIX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	$65	0.60%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class I Shares returned 17.71%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	17.71%	9.87%	9.46%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70667I 08-24

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class N Shares:JRSNX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	$57	0.52%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class N Shares returned 17.90%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	17.90%	10.00%	9.58%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70668N 08-24

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:JRSSX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	$110	1.01%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class S Shares returned 17.32%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	17.32%	9.45%	9.04%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70669S 08-24

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JRSTX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	$82	0.75%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class T Shares returned 17.60%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	17.60%	9.76%	9.31%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70670T 08-24

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:HFAAX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX)	$81	0.80%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class A Shares returned 2.98%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at NAV	2.98%	(0.87)%	1.69%
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at Maximum Offering Price - 4.75%	(1.95)%	(1.82)%	1.20%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70671A 08-24

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:HFACX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX)	$155	1.53%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class C Shares returned 2.24%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) at NAV	2.24%	(1.60)%	0.94%
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) with Contingent Deferred Sales Charge	1.24%*	(1.60)%	0.94%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70672C 08-24

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:HFADX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	$70	0.69%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class D Shares returned 3.11%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	3.11%	(0.75)%	1.79%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70673D 08-24

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:HFAIX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	$59	0.58%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class I Shares returned 3.10%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	3.10%	(0.65)%	1.93%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70674I 08-24

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class N Shares:HFARX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	$59	0.58%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class N Shares returned 3.24%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	3.24%	(0.63)%	1.93%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70675N 08-24

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:HFASX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	$106	1.05%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class S Shares returned 2.70%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	2.70%	(1.09)%	1.53%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70676S 08-24

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:HFATX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	$82	0.81%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class T Shares returned 2.84%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	2.84%	(0.87)%	1.71%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70677T 08-24

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:JDFAX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX)	$71	0.70%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class A Shares returned 3.57%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at NAV	3.57%	0.39%	1.27%
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at Maximum Offering Price - 4.75%	(1.31)%	(0.58)%	0.78%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70678A 08-24

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:JFICX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX)	$145	1.43%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class C Shares returned 2.83%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) at NAV	2.83%	(0.28)%	0.60%
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) with Contingent Deferred Sales Charge	1.84%*	(0.28)%	0.60%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70679C 08-24

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JANFX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	$57	0.56%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class D Shares returned 3.71%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	3.71%	0.60%	1.50%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70680D 08-24

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:JFLEX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	$46	0.45%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class I Shares returned 3.83%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	3.83%	0.69%	1.58%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70681I 08-24

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class N Shares:JDFNX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	$46	0.45%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class N Shares returned 3.84%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	3.84%	0.73%	1.65%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70682N 08-24

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class R Shares:JDFRX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	$121	1.19%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class R Shares returned 3.06%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	3.06%	(0.01)%	0.89%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70683R 08-24

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:JADFX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	$97	0.95%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class S Shares returned 3.32%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	3.32%	0.23%	1.14%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70684S 08-24

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JAFIX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	$69	0.68%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class T Shares returned 3.59%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	3.59%	0.49%	1.41%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70685T 08-24

Janus Henderson Global Allocation Fund – Conservative
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:JCAAX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX)	$50	0.48%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Conservative Class A Shares returned 7.51%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Global Conservative Allocation Index, returned 8.05%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds ultimately detracted from returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally hindered relative results.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at NAV	7.51%	2.61%	2.61%
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at Maximum Offering Price - 5.75%	1.30%	1.41%	2.00%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Global Conservative Allocation Index	8.05%	3.14%	3.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$135M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	111%
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.5
Equity Funds	31.6
Exchange-Traded Funds (ETFs)	30.7
Money Markets	1.2
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70686A 08-24

Janus Henderson Global Allocation Fund – Conservative
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:JCACX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX)	$125	1.21%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Conservative Class C Shares returned 6.66%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Global Conservative Allocation Index, returned 8.05%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds ultimately detracted from returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally hindered relative results.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) at NAV	6.66%	1.90%	1.96%
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) with Contingent Deferred Sales Charge	5.66%*	1.90%	1.96%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Global Conservative Allocation Index	8.05%	3.14%	3.23%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$135M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	111%
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.5
Equity Funds	31.6
Exchange-Traded Funds (ETFs)	30.7
Money Markets	1.2
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70687C 08-24

Janus Henderson Global Allocation Fund – Conservative
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JMSCX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	$28	0.27%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Conservative Class D Shares returned 7.77%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Global Conservative Allocation Index, returned 8.05%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds ultimately detracted from returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally hindered relative results.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	7.77%	2.84%	2.83%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Global Conservative Allocation Index	8.05%	3.14%	3.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$135M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	111%
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.5
Equity Funds	31.6
Exchange-Traded Funds (ETFs)	30.7
Money Markets	1.2
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70688D 08-24

Janus Henderson Global Allocation Fund – Conservative
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:JCAIX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	$26	0.25%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Conservative Class I Shares returned 7.73%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Global Conservative Allocation Index, returned 8.05%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds ultimately detracted from returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally hindered relative results.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	7.73%	2.87%	2.87%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Global Conservative Allocation Index	8.05%	3.14%	3.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$135M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	111%
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.5
Equity Funds	31.6
Exchange-Traded Funds (ETFs)	30.7
Money Markets	1.2
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70689I 08-24

Janus Henderson Global Allocation Fund – Conservative
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:JCASX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	$67	0.65%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Conservative Class S Shares returned 7.33%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Global Conservative Allocation Index, returned 8.05%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds ultimately detracted from returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally hindered relative results.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	7.33%	2.43%	2.44%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Global Conservative Allocation Index	8.05%	3.14%	3.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$135M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	111%
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.5
Equity Funds	31.6
Exchange-Traded Funds (ETFs)	30.7
Money Markets	1.2
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70690S 08-24

Janus Henderson Global Allocation Fund – Conservative
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JSPCX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	$35	0.34%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Conservative Class T Shares returned 7.65%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Global Conservative Allocation Index, returned 8.05%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds ultimately detracted from returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally hindered relative results.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	7.65%	2.76%	2.74%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Global Conservative Allocation Index	8.05%	3.14%	3.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$135M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	111%
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.5
Equity Funds	31.6
Exchange-Traded Funds (ETFs)	30.7
Money Markets	1.2
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70691T 08-24

Janus Henderson Global Allocation Fund – Growth
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:JGCAX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX)	$49	0.46%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Growth Class A Shares returned 12.46%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Growth Allocation Index, returned 15.51%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at NAV	12.46%	5.84%	4.97%
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at Maximum Offering Price - 5.75%	6.01%	4.59%	4.35%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Growth Allocation Index	15.51%	8.24%	6.74%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$233M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	100%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	60.0
Exchange-Traded Funds (ETFs)	28.9
Fixed Income Funds	9.6
Money Markets	1.5
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70692A 08-24

Janus Henderson Global Allocation Fund – Growth
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:JGCCX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX)	$126	1.19%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Growth Class C Shares returned 11.58%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Growth Allocation Index, returned 15.51%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) at NAV	11.58%	5.07%	4.26%
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) with Contingent Deferred Sales Charge	10.58%*	5.07%	4.26%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Growth Allocation Index	15.51%	8.24%	6.74%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$233M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	100%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	60.0
Exchange-Traded Funds (ETFs)	28.9
Fixed Income Funds	9.6
Money Markets	1.5
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70693C 08-24

Janus Henderson Global Allocation Fund – Growth
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JNSGX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	$29	0.27%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Growth Class D Shares returned 12.60%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Growth Allocation Index, returned 15.51%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	12.60%	6.02%	5.15%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Growth Allocation Index	15.51%	8.24%	6.74%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$233M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	100%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	60.0
Exchange-Traded Funds (ETFs)	28.9
Fixed Income Funds	9.6
Money Markets	1.5
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70694D 08-24

Janus Henderson Global Allocation Fund – Growth
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:JGCIX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	$24	0.23%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Growth Class I Shares returned 12.63%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Growth Allocation Index, returned 15.51%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	12.63%	6.08%	5.22%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Growth Allocation Index	15.51%	8.24%	6.74%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$233M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	100%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	60.0
Exchange-Traded Funds (ETFs)	28.9
Fixed Income Funds	9.6
Money Markets	1.5
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70695I 08-24

Janus Henderson Global Allocation Fund – Growth
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:JGCSX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	$67	0.63%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Growth Class S Shares returned 12.17%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Growth Allocation Index, returned 15.51%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	12.17%	5.64%	4.79%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Growth Allocation Index	15.51%	8.24%	6.74%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$233M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	100%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	60.0
Exchange-Traded Funds (ETFs)	28.9
Fixed Income Funds	9.6
Money Markets	1.5
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70696S 08-24

Janus Henderson Global Allocation Fund – Growth
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JSPGX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	$36	0.34%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Growth Class T Shares returned 12.52%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Growth Allocation Index, returned 15.51%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	12.52%	5.94%	5.09%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Growth Allocation Index	15.51%	8.24%	6.74%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$233M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	100%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	60.0
Exchange-Traded Funds (ETFs)	28.9
Fixed Income Funds	9.6
Money Markets	1.5
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70697T 08-24

Janus Henderson Global Allocation Fund – Moderate
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:JMOAX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX)	$45	0.43%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Moderate Class A Shares returned 9.98%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Moderate Allocation Index, returned 11.73%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at NAV	9.98%	4.29%	3.80%
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at Maximum Offering Price - 5.75%	3.64%	3.05%	3.19%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Moderate Allocation Index	11.73%	5.70%	5.01%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$190M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	104%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	46.0
Exchange-Traded Funds (ETFs)	29.9
Fixed Income Funds	23.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70698A 08-24

Janus Henderson Global Allocation Fund – Moderate
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:JMOCX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX)	$119	1.14%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Moderate Class C Shares returned 9.15%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Moderate Allocation Index, returned 11.73%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) at NAV	9.15%	3.54%	3.10%
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) with Contingent Deferred Sales Charge	8.15%*	3.54%	3.10%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Moderate Allocation Index	11.73%	5.70%	5.01%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$190M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	104%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	46.0
Exchange-Traded Funds (ETFs)	29.9
Fixed Income Funds	23.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70699C 08-24

Janus Henderson Global Allocation Fund – Moderate
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JNSMX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	$26	0.25%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Moderate Class D Shares returned 10.19%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Moderate Allocation Index, returned 11.73%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	10.19%	4.48%	3.99%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Moderate Allocation Index	11.73%	5.70%	5.01%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$190M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	104%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	46.0
Exchange-Traded Funds (ETFs)	29.9
Fixed Income Funds	23.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70700D 08-24

Janus Henderson Global Allocation Fund – Moderate
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:JMOIX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	$23	0.22%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Moderate Class I Shares returned 10.21%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Moderate Allocation Index, returned 11.73%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	10.21%	4.51%	4.03%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Moderate Allocation Index	11.73%	5.70%	5.01%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$190M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	104%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	46.0
Exchange-Traded Funds (ETFs)	29.9
Fixed Income Funds	23.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70701I 08-24

Janus Henderson Global Allocation Fund – Moderate
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:JMOSX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	$65	0.62%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Moderate Class S Shares returned 9.80%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Moderate Allocation Index, returned 11.73%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	9.80%	4.08%	3.61%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Moderate Allocation Index	11.73%	5.70%	5.01%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$190M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	104%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	46.0
Exchange-Traded Funds (ETFs)	29.9
Fixed Income Funds	23.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70702S 08-24

Janus Henderson Global Allocation Fund – Moderate
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JSPMX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	$35	0.33%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Moderate Class T Shares returned 10.13%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Moderate Allocation Index, returned 11.73%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	10.13%	4.40%	3.92%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Moderate Allocation Index	11.73%	5.70%	5.01%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$190M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	104%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	46.0
Exchange-Traded Funds (ETFs)	29.9
Fixed Income Funds	23.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70703T 08-24

Janus Henderson Government Money Market Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JGVXX
This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (Class D Shares/JGVXX)	$58	0.57%
Performance
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Government Money Market Fund (Class D Shares/JGVXX)	4.88%	1.80%	1.15%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$390M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.8M
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	36.6
U.S. Government Agency Notes	32.1
U.S. Treasury Debt	16.3
Variable Rate Demand Notes	15.0
Other	0.0
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70704D 08-24

Janus Henderson Government Money Market Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JAGXX
This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (Class T Shares/JAGXX)	$60	0.59%
Performance
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Government Money Market Fund (Class T Shares/JAGXX)	4.86%	1.79%	1.14%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$390M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.8M
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	36.6
U.S. Government Agency Notes	32.1
U.S. Treasury Debt	16.3
Variable Rate Demand Notes	15.0
Other	0.0
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70705T 08-24

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:JHYAX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class A Shares/JHYAX)	$98	0.94%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class A Shares returned 9.34%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at NAV	9.34%	2.54%	3.09%
Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at Maximum Offering Price - 4.75%	4.17%	1.54%	2.59%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70706A 08-24

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:JDHCX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class C Shares/JDHCX)	$165	1.58%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class C Shares returned 8.64%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class C Shares/JDHCX) at NAV	8.64%	1.83%	2.39%
Janus Henderson High-Yield Fund (Class C Shares/JDHCX) with Contingent Deferred Sales Charge	7.64%*	1.83%	2.39%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70707C 08-24

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JNHYX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	$80	0.76%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class D Shares returned 9.54%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	9.54%	2.75%	3.31%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70708D 08-24

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:JHYFX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	$78	0.74%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class I Shares returned 9.56%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	9.56%	2.79%	3.36%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70709I 08-24

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class N Shares:JHYNX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	$66	0.63%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class N Shares returned 9.68%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	9.68%	2.89%	3.46%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70710N 08-24

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class R Shares:JHYRX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	$143	1.37%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class R Shares returned 8.87%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	8.87%	2.10%	2.65%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70711R 08-24

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:JDHYX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	$118	1.13%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class S Shares returned 9.14%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	9.14%	2.37%	2.92%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70712S 08-24

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JAHYX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	$90	0.86%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class T Shares returned 9.43%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	9.43%	2.65%	3.22%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70713T 08-24

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:JDPAX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX)	$111	1.04%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class A Shares returned 13.65%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at NAV	13.65%	7.35%	6.80%
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at Maximum Offering Price - 5.75%	7.10%	6.08%	6.17%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70714A 08-24

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:JMVCX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX)	$180	1.69%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class C Shares returned 12.81%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) at NAV	12.81%	6.64%	6.15%
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) with Contingent Deferred Sales Charge	11.81%*	6.64%	6.15%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70715C 08-24

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JNMCX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	$83	0.78%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class D Shares returned 13.87%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	13.87%	7.65%	7.11%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70716D 08-24

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:JMVAX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	$79	0.74%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class I Shares returned 13.94%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	13.94%	7.70%	7.15%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70717I 08-24

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class N Shares:JDPNX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	$70	0.65%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class N Shares returned 14.09%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	14.09%	7.80%	7.26%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70718N 08-24

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class R Shares:JDPRX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	$148	1.39%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class R Shares returned 13.23%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	13.23%	6.99%	6.46%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70719R 08-24

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:JMVIX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	$122	1.14%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class S Shares returned 13.50%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	13.50%	7.26%	6.73%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70720S 08-24

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JMCVX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	$94	0.88%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class T Shares returned 13.76%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	13.76%	7.54%	7.01%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70721T 08-24

Janus Henderson Money Market Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JNMXX
This annual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	$57	0.56%
Performance
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	4.94%	1.85%	1.21%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$1,114M
Number of portfolio holdings	70
Total investment advisory fee paid	$2.2M
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	35.3
Commercial Paper	32.2
Variable Rate Demand Notes	16.1
U.S. Government Agency Notes	5.4
Certificates of Deposit	5.1
U.S. Treasury Debt	4.4
Time Deposits	1.3
Other	0.2
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70722D 08-24

Janus Henderson Money Market Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JAMXX
This annual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	$59	0.58%
Performance
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	4.92%	1.84%	1.19%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$1,114M
Number of portfolio holdings	70
Total investment advisory fee paid	$2.2M
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	35.3
Commercial Paper	32.2
Variable Rate Demand Notes	16.1
U.S. Government Agency Notes	5.4
Certificates of Deposit	5.1
U.S. Treasury Debt	4.4
Time Deposits	1.3
Other	0.2
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70723T 08-24

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:JMUAX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX)	$95	0.91%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class A Shares returned 8.03%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at NAV	8.03%	2.21%	3.31%
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at Maximum Offering Price - 4.75%	2.91%	1.23%	2.81%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70724A 08-24

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:JMUCX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX)	$172	1.66%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class C Shares returned 7.22%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) at NAV	7.22%	1.45%	2.55%
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) with Contingent Deferred Sales Charge	6.22%*	1.45%	2.55%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70725C 08-24

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JMUDX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	$77	0.74%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class D Shares returned 8.21%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	8.21%	2.38%	3.48%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70726D 08-24

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:JMUIX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	$73	0.70%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class I Shares returned 8.26%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	8.26%	2.43%	3.56%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70727I 08-24

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class N Shares:JMTNX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	$63	0.60%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class N Shares returned 8.36%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	8.36%	2.52%	3.62%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70728N 08-24

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:JMUSX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	$118	1.14%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class S Shares returned 7.79%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	7.79%	2.04%	3.23%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70729S 08-24

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JMUTX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	$86	0.83%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class T Shares returned 8.11%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	8.11%	2.29%	3.39%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70730T 08-24

Janus Henderson Responsible International Dividend Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:HDAVX
This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class A Shares/HDAVX)	$126	1.16%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class A Shares returned 16.97%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class A Shares/HDAVX) at NAV	16.97%	8.27%	5.89%
Janus Henderson Responsible International Dividend Fund (Class A Shares/HDAVX) at Maximum Offering Price - 5.75%	10.26%	6.99%	5.35%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Effective October 28, 2022, the Fund changed its investment strategy. The performance shown for periods prior to October 28, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70731A 08-24

Janus Henderson Responsible International Dividend Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:HDCVX
This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class C Shares/HDCVX)	$200	1.85%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class C Shares returned 16.16%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class C Shares/HDCVX) at NAV	16.16%	7.46%	5.09%
Janus Henderson Responsible International Dividend Fund (Class C Shares/HDCVX) with Contingent Deferred Sales Charge	15.16%*	7.46%	5.09%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Effective October 28, 2022, the Fund changed its investment strategy. The performance shown for periods prior to October 28, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70732C 08-24

Janus Henderson Responsible International Dividend Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:HDDVX
This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class D Shares/HDDVX)	$106	0.98%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class D Shares returned 17.15%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class D Shares/HDDVX)	17.15%	8.44%	6.05%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Effective October 28, 2022, the Fund changed its investment strategy. The performance shown for periods prior to October 28, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70733D 08-24

Janus Henderson Responsible International Dividend Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:HDIVX
This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class I Shares/HDIVX)	$101	0.93%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class I Shares returned 17.25%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class I Shares/HDIVX)	17.25%	8.49%	6.13%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Effective October 28, 2022, the Fund changed its investment strategy. The performance shown for periods prior to October 28, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70734I 08-24

Janus Henderson Responsible International Dividend Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class N Shares:HDRVX
This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class N Shares/HDRVX)	$91	0.84%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class N Shares returned 17.31%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class N Shares/HDRVX)	17.31%	8.58%	6.15%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Effective October 28, 2022, the Fund changed its investment strategy. The performance shown for periods prior to October 28, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70735N 08-24

Janus Henderson Responsible International Dividend Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:HDQVX
This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class S Shares/HDQVX)	$116	1.07%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class S Shares returned 17.06%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class S Shares/HDQVX)	17.06%	8.43%	5.91%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Effective October 28, 2022, the Fund changed its investment strategy. The performance shown for periods prior to October 28, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70736S 08-24

Janus Henderson Responsible International Dividend Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:HDTVX
This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class T Shares/HDTVX)	$118	1.09%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class T Shares returned 17.01%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class T Shares/HDTVX)	17.01%	8.31%	5.94%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Effective October 28, 2022, the Fund changed its investment strategy. The performance shown for periods prior to October 28, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70737T 08-24

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:JSHAX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX)	$72	0.70%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class A Shares returned 6.16%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at NAV	6.16%	1.34%	1.27%
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at Maximum Offering Price - 2.50%	3.58%	0.81%	1.01%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70738A 08-24

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:JSHCX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX)	$145	1.41%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class C Shares returned 5.79%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) at NAV	5.79%	0.73%	0.56%
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) with Contingent Deferred Sales Charge	4.79%*	0.73%	0.56%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70739C 08-24

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JNSTX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	$54	0.52%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class D Shares returned 6.35%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	6.35%	1.51%	1.41%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70740D 08-24

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:JSHIX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	$46	0.45%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class I Shares returned 6.42%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	6.42%	1.56%	1.50%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70741I 08-24

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class N Shares:JSHNX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	$40	0.39%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class N Shares returned 6.49%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	6.49%	1.57%	1.50%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70742N 08-24

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:JSHSX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	$91	0.88%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class S Shares returned 6.35%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	6.35%	1.22%	1.10%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70743S 08-24

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JASBX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	$65	0.63%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class T Shares returned 6.23%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	6.23%	1.40%	1.30%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70744T 08-24

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:JDSAX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX)	$130	1.22%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class A Shares returned 12.57%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at NAV	12.57%	5.13%	6.14%
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at Maximum Offering Price - 5.75%	6.08%	3.89%	5.51%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70745A 08-24

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:JCSCX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX)	$191	1.80%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class C Shares returned 11.96%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) at NAV	11.96%	4.47%	5.50%
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) with Contingent Deferred Sales Charge	10.96%*	4.47%	5.50%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70746C 08-24

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JNPSX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	$96	0.90%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class D Shares returned 12.96%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	12.96%	5.45%	6.46%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70747D 08-24

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:JSCOX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	$95	0.89%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class I Shares returned 12.96%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	12.96%	5.46%	6.49%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70748I 08-24

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class L Shares:JSIVX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	$80	0.75%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class L Shares returned 13.14%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	13.14%	5.60%	6.60%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70749L 08-24

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class N Shares:JDSNX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	$78	0.73%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class N Shares returned 13.12%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	13.12%	5.61%	6.63%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70750N 08-24

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class R Shares:JDSRX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	$158	1.49%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class R Shares returned 12.28%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	12.28%	4.82%	5.83%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70751R 08-24

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:JISCX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	$133	1.25%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class S Shares returned 12.57%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	12.57%	5.08%	6.09%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70752S 08-24

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JSCVX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	$104	0.98%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class T Shares returned 12.87%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	12.87%	5.35%	6.37%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70753T 08-24

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class A Shares:JVSAX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX)	$126	1.15%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class A Shares returned 18.99%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at NAV	18.99%	6.93%	7.58%
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at Maximum Offering Price - 5.75%	12.15%	5.68%	6.95%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70754A 08-24

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class C Shares:JVSCX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX)	$195	1.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class C Shares returned 18.28%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) at NAV	18.28%	6.15%	6.76%
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) with Contingent Deferred Sales Charge	17.28%*	6.15%	6.76%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70755C 08-24

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class D Shares:JSVDX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	$100	0.91%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class D Shares returned 19.34%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	19.34%	7.17%	7.81%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
225-65-70756D 08-24

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class I Shares:JVSIX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	$94	0.86%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class I Shares returned 19.32%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	19.32%	7.19%	7.85%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70757I 08-24

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class N Shares:JVSNX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	$84	0.77%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class N Shares returned 19.42%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	19.42%	7.30%	7.90%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70758N 08-24

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class S Shares:JSVSX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	$122	1.11%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class S Shares returned 19.04%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	19.04%	6.85%	7.55%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70759S 08-24

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2024
Class T Shares:JSVTX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	$112	1.02%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class T Shares returned 19.20%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.
Total return based on a $10,000 investment
June 30, 2014, through June 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	19.20%	7.04%	7.70%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
125-65-70760T 08-24

Item 2 - Code of Ethics

Code of Ethics

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers”) that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer; the Registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not applicable.

(f)(3) The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the Registrant at 1-877-335-2687, and ask for a copy of the Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers.

Item 3 - Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that the following members of the Board's Audit Committee are "audit committee financial experts," as defined in Item 3 to Form N-CSR: Gary A. Poliner, Diane A. Wallace, and Cheryl D. Alston who are each "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4 - Principal Accountant Fees and Services

Janus Investment Fund (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company, offers 36 funds which include multiple series of shares with differing investment objectives and policies. The funds comprising the Trust have differing fiscal year ends (June 30 and September 30). This Form N-CSR relates to funds with June 30 fiscal year ends (the "Funds").

(a)  Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $786,228 in the fiscal year ended 2024 and $878,359 in the fiscal year ended 2023.

(b)  Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds' financial statements and are not reported under paragraph (a) of this Item were $0 in the fiscal year ended 2024 and $0 in the fiscal year ended 2023.

(c)  Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $182,869 in the fiscal year ended 2024 and $175,839 in the fiscal year ended 2023.

The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, tax advice, and corporate actions review.

(d)  All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in the fiscal year ended 2024 and $0 in the fiscal year ended 2023.

(e) (1) The Registrant's Audit Committee Charter requires the Registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the Registrant or (ii) to provide non-audit services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $182,869 in the fiscal year ended 2024 and $175,839 in the fiscal year ended 2023.

(h) The Registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Absolute Return Income Opportunities Fund
Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2024

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 15.4%
Ally Bank Auto Credit-Linked Notes 2024-A B, 5.8270%, 5/17/32ž	$250,000		$249,940
Bayview Opportunity Master Fund VII 2024-CAR1 C, US 30 Day Average SOFR + 1.5000%, 6.8354%, 12/26/31ž,‡	538,290		538,287
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.8114%, 7/16/29ž,‡	400,000		398,602
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.9488%, 9/15/38ž,‡	300,000		301,315
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 6.8854%, 10/25/41ž,‡	154,153		154,664
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.3354%, 11/25/41ž,‡	550,000		553,360
Connecticut Avenue Securities Trust 2022-R01 1M1, US 30 Day Average SOFR + 1.0000%, 6.3354%, 12/25/41ž,‡	117,284		117,284
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 7.2354%, 4/25/42ž,‡	47,577		47,971
Connecticut Avenue Securities Trust 2022-R08 1M1, US 30 Day Average SOFR + 2.5500%, 7.8854%, 7/25/42ž,‡	63,839		65,649
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 7.8350%, 9/25/42ž,‡	220,714		224,947
Connecticut Avenue Securities Trust 2023-R01 1M1, US 30 Day Average SOFR + 2.4000%, 7.7350%, 12/25/42ž,‡	281,632		289,727
Connecticut Avenue Securities Trust 2023-R03 2M1, US 30 Day Average SOFR + 2.5000%, 7.8354%, 4/27/43ž,‡	127,977		130,326
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 7.6350%, 5/25/43ž,‡	168,441		172,671
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 7.0354%, 7/27/43ž,‡	152,616		153,655
Connecticut Avenue Securities Trust 2024-R02 1M1, US 30 Day Average SOFR + 1.1000%, 6.4354%, 2/25/44ž,‡	49,153		49,199
Connecticut Avenue Securities Trust 2024-R03 2M2, US 30 Day Average SOFR + 1.9500%, 7.2850%, 3/25/44ž,‡	804,000		808,146
Connecticut Avenue Securities Trust 2024-R04 1M2, US 30 Day Average SOFR + 1.6500%, 6.9737%, 5/25/44ž,‡	203,137		203,694
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 6.1854%, 11/25/41ž,‡	18,616		18,590
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A, US 30 Day Average SOFR + 2.1500%, 7.4854%, 9/25/42ž,‡	67,902		68,689
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 7.6354%, 8/25/42ž,‡	103,538		105,988
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA1 M1A, US 30 Day Average SOFR + 2.1000%, 7.4354%, 3/25/43ž,‡	185,258		188,535
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 7.4350%, 4/27/43ž,‡	50,304		51,250
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA1 M1A, US 30 Day Average SOFR + 2.0000%, 7.3354%, 5/25/43ž,‡	110,962		112,226
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 7.3354%, 6/25/43ž,‡	350,629		352,947
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 7.1854%, 11/25/43ž,‡	88,357		89,541
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 M1, US 30 Day Average SOFR + 1.3500%, 6.6854%, 2/25/44ž,‡	135,627		136,122
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA1 M1, US 30 Day Average SOFR + 1.2500%, 6.5854%, 3/25/44ž,‡	63,422		63,471
Liberty Funding Pty Ltd 2024-1A A, 30 Day Australian Bank Bill Rate + 1.2000%, 5.4990%, 5/25/32‡	500,000	AUD	333,449
Now Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4000%, 5.6944%, 6/14/32‡	400,000	AUD	266,758
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.9701%, 3/15/41ž,‡	600,000		598,017
Subway Funding LLC 2024-1A A2I, 6.0280%, 7/30/54ž	270,000		272,779
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48ž	$262,560		$254,917
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	250,000		250,020
UK Logistics 2024-1A B, SONIA Interest Rate Benchmark + 2.5500%, 0%, 5/17/34ž,‡	330,000	GBP	416,890
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $7,992,534)			8,039,626
Corporate Bonds – 79.1%
Banking – 16.6%
Australia & New Zealand Banking Group Ltd, 90 Day Australian Bank Bill Rate + 2.0000%, 6.3564%, 7/26/29‡	1,800,000	AUD	1,201,416
Australian Central Credit Union Ltd, 90 Day Australian Bank Bill Rate + 2.4000%, 6.7539%, 9/16/31‡	200,000	AUD	131,657
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%, 5.6529%, 8/20/31‡	1,500,000	AUD	1,001,187
Danske Bank A/S, US Treasury Yield Curve Rate 1 Year + 0.9500%, 5.4270%, 3/1/28ž,‡	500,000		500,314
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	600,000		606,659
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.4800%, 5.9850%, 8/7/27‡	300,000		301,776
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.6800%, 6.0233%, 3/6/30‡	130,000	AUD	87,035
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.5500%, 5.9039%, 6/17/31‡	1,700,000	AUD	1,138,284
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.9500%, 6.2875%, 3/1/34‡	290,000	AUD	194,700
National Australia Bank Ltd, 90 Day Australian Bank Bill Rate + 2.0200%, 6.3600%, 11/18/31‡	2,300,000	AUD	1,558,606
Teachers Mutual Bank Ltd, 90 Day Australian Bank Bill Rate + 1.3000%, 0%, 6/21/27‡	370,000	AUD	246,586
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.9800%, 6.3149%, 8/27/29‡	1,400,000	AUD	935,179
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.8800%, 6.2255%, 4/3/34‡	1,200,000	AUD	808,542
			8,711,941
Basic Industry – 0.7%
Celanese US Holdings LLC, 6.1650%, 7/15/27	275,000		279,102
Novelis Corp, 3.2500%, 11/15/26ž	77,000		72,457
			351,559
Brokerage – 1.7%
LPL Holdings Inc, 5.7000%, 5/20/27	250,000		250,989
LPL Holdings Inc, 4.6250%, 11/15/27ž	670,000		648,309
			899,298
Capital Goods – 4.5%
Ashtead Capital Inc, 1.5000%, 8/12/26ž	625,000		569,701
CNH Industrial Capital Australia Pty Ltd, 5.4000%, 5/17/27	800,000	AUD	531,521
Regal Rexnord Corp, 6.0500%, 2/15/26	950,000		952,328
Trinity Industries Inc, 7.7500%, 7/15/28ž	300,000		310,561
			2,364,111
Consumer Cyclical – 11.0%
Ford Motor Credit Co LLC, 2.3000%, 2/10/25	520,000		508,424
Ford Motor Credit Co LLC, 5.8000%, 3/5/27	375,000		375,008
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	500,000		520,997
General Motors Financial Co Inc, 1.5500%, 9/2/25	40,000	AUD	25,389
General Motors Financial Co Inc, 5.4000%, 4/6/26	255,000		254,420
General Motors Financial Co Inc, 5.1500%, 8/15/26	110,000	GBP	137,836
Hyundai Capital America, 5.5000%, 3/30/26ž	950,000		948,998
LKQ Corp, 5.7500%, 6/15/28	600,000		605,652
VICI Properties LP / Vici Note Co Inc, 4.6250%, 6/15/25ž	966,000		953,371
VICI Properties LP / Vici Note Co Inc, 4.5000%, 9/1/26ž	150,000		145,765
Volkswagen Financial Services NV, 6.5000%, 9/18/27	1,000,000	GBP	1,304,066
			5,779,926
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – 4.8%
Icon Investments Six DAC, 5.8090%, 5/8/27	$265,000		$267,655
Solventum Corp, 5.4500%, 2/25/27ž	545,000		544,468
Solventum Corp, 5.4000%, 3/1/29ž	275,000		274,161
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	700,000		656,976
Universal Health Services Inc, 1.6500%, 9/1/26	825,000		758,766
			2,502,026
Electric – 4.8%
Algonquin Power & Utilities Corp, 5.3650%, 6/15/26Ç	165,000		164,201
Liberty Utilities Co, 5.5770%, 1/31/29ž	605,000		607,523
NRG Energy Inc, 2.4500%, 12/2/27ž	553,000		499,064
Vistra Operations Co LLC, 3.5500%, 7/15/24ž	222,000		221,743
Vistra Operations Co LLC, 5.1250%, 5/13/25ž	1,045,000		1,038,703
			2,531,234
Energy – 4.1%
Antero Resources Corp, 8.3750%, 7/15/26ž	600,000		619,803
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	125,000		125,996
EQM Midstream Partners LP, 6.5000%, 7/1/27ž	511,000		516,486
Hess Midstream Operations LP, 5.6250%, 2/15/26ž	550,000		545,854
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	89,000		90,225
Occidental Petroleum Corp, 3.4000%, 4/15/26	275,000		263,958
			2,162,322
Finance Companies – 13.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.6500%, 10/29/24	200,000		197,290
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.7500%, 1/30/26	350,000		329,693
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.4500%, 10/29/26	425,000		396,454
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.1000%, 1/15/27	200,000		202,934
Air Lease Corp, 1.8750%, 8/15/26	450,000		417,289
Air Lease Corp, 2.1000%, 9/1/28	360,000		316,112
Aviation Capital Group LLC, 1.9500%, 1/30/26ž	1,000,000		940,978
Aviation Capital Group LLC, 1.9500%, 9/20/26ž	200,000		184,322
Blackstone Private Credit Fund, 3.2500%, 3/15/27	290,000		267,728
Blue Owl Credit Income Corp, 5.5000%, 3/21/25	775,000		770,954
Heartland Australia Group Pty Ltd, 90 Day Australian Bank Bill Rate + 2.0000%, 6.3468%, 7/9/24‡	2,500,000	AUD	1,666,462
Macquarie Airfinance Holdings Ltd, 8.3750%, 5/1/28ž	135,000		142,286
Macquarie Airfinance Holdings Ltd, 8.1250%, 3/30/29ž	260,000		274,871
OneMain Finance Corp, 7.1250%, 3/15/26	215,000		218,473
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc, 2.8750%, 10/15/26ž	750,000		700,415
			7,026,261
Financial Institutions – 3.9%
GGAM Finance Ltd, 7.7500%, 5/15/26ž	300,000		306,127
GGAM Finance Ltd, 8.0000%, 6/15/28ž	183,000		192,744
Liberty Financial Pty Ltd, 90 Day Australian Bank Bill Rate + 2.4500%, 6.8039%, 3/17/25‡	610,000	AUD	408,028
Liberty Financial Pty Ltd, 90 Day Australian Bank Bill Rate + 3.8000%, 8.1539%, 3/16/28‡	800,000	AUD	553,579
QIC Finance Shopping Center Fund Pty Ltd, 90 Day Australian Bank Bill Rate + 1.2700%, 5.6176%, 8/15/25‡	880,000	AUD	586,101
			2,046,579
Industrial – 1.4%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	706,856
Insurance – 5.9%
Athene Global Funding, 5.6840%, 2/23/26ž	160,000		160,363
Athene Global Funding, 1.6080%, 6/29/26ž	1,022,000		946,236
Centene Corp, 4.2500%, 12/15/27	700,000		668,350
Insurance Australia Group Ltd, 90 Day Australian Bank Bill Rate + 2.3500%, 6.6948%, 6/15/45‡	620,000	AUD	416,348
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Insurance – (continued)
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.3000%, 6.6375%, 6/1/37‡	850,000	AUD	$576,727
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.6500%, 6.9875%, 12/1/38‡	500,000	AUD	343,421
			3,111,445
Real Estate Investment Trusts (REITs) – 2.5%
Vicinity Centres Trust, 4.0000%, 4/26/27	2,020,000	AUD	1,295,875
Technology – 3.8%
CoStar Group Inc, 2.8000%, 7/15/30ž	$200,000		169,123
Gartner Inc, 4.5000%, 7/1/28ž	280,000		269,856
MSCI Inc, 4.0000%, 11/15/29ž	615,000		574,617
Qorvo Inc, 1.7500%, 12/15/24	750,000		734,099
SK Hynix Inc, 5.5000%, 1/16/27ž	235,000		234,337
			1,982,032
Total Corporate Bonds (cost $42,552,294)			41,471,465
Investment Companies – 2.4%
Exchange-Traded Funds (ETFs) – 2.4%
Janus Henderson AAA CLO£ (cost $1,239,780)	25,100		1,277,088
Commercial Paper – 1.6%
Global Payments Inc, 0%, 7/1/24◊	600,000		599,701
Southern California Edison Co, 0%, 7/1/24±,◊	250,000		249,883
Total Commercial Paper (cost $849,588)			849,584
Total Investments (total cost $52,634,196) – 98.5%			51,637,763
Cash, Receivables and Other Assets, net of Liabilities – 1.5%			766,753
Net Assets – 100%			$52,404,516

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$29,852,127	57.8%
Australia	13,234,820	25.6
United Kingdom	1,792,559	3.5
New Zealand	1,666,462	3.2
Ireland	1,625,242	3.1
Germany	1,304,066	2.5
Israel	656,976	1.3
Netherlands	606,659	1.2
Denmark	500,314	1.0
South Korea	234,337	0.5
Canada	164,201	0.3
Total	$51,637,763	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 2.4%
Exchange-Traded Funds (ETFs) - 2.4%
Janus Henderson AAA CLO
	$1,251,235	$-	$-	$-	$25,853	$1,277,088	25,100	$81,175

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank, National Association:
Australian Dollar	7/26/24	700,000	$(465,843)	$1,335
HSBC Securities (USA), Inc.:
New Zealand Dollar	7/26/24	(267,000)	158,323	(4,252)
JPMorgan Chase Bank, National Association:
Australian Dollar	7/26/24	(21,600,000)	14,069,644	(346,117)
British Pound	7/26/24	(1,224,000)	1,526,331	(20,912)
				(367,029)
Morgan Stanley & Co. International PLC:
Australian Dollar	7/26/24	(2,060,000)	1,367,902	(6,935)
British Pound	7/26/24	(330,000)	415,712	(1,437)
				(8,372)
Total				$(378,318)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2-Year Canadian Bond	75	9/27/24	$5,668,178	$27,641
3-Month SOFR	33	3/18/26	7,922,475	28,306
Euro-Schatz	95	9/10/24	10,752,452	29,540
Total - Futures Long				85,487
Futures Short:
2 Year US Treasury Note	36	10/3/24	(7,351,875)	(25,175)
3-Month SOFR	33	3/17/27	(7,943,925)	(25,855)
3-Year Australian Bond	30	9/16/24	(2,109,867)	6,148
5 Year US Treasury Note	17	10/3/24	(1,811,828)	(15,937)
Euro-Bund	5	9/10/24	(704,694)	(2,609)
Total - Futures Short				(63,428)
Total				$22,059
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2024

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
NDBB3M	5.615% Fixed Rate	Quarterly	7/13/25	863,400	NZD	$-	$8,390	$8,390
NDBB3M	5.3775% Fixed Rate	Quarterly	7/19/25	863,400	NZD	-	6,763	6,763
NDBB3M	5.44% Fixed Rate	Quarterly	7/27/25	1,650,000	NZD	-	13,724	13,724
NDBB3M	5.51% Fixed Rate	Quarterly	8/16/25	820,000	NZD	-	7,641	7,641
NDBB3M	5.3125% Fixed Rate	Quarterly	11/9/25	1,600,000	NZD	-	581	581
4.533% Fixed Rate	BBSW3M	Quarterly	11/8/25	1,487,500	AUD	-	(1,760)	(1,760)
NDBB3M	5.12% Fixed Rate	Quarterly	4/22/26	1,930,000	NZD	-	461	461
4.495% Fixed Rate	NDBB3M	Quarterly	5/21/34	273,000	NZD	-	263	263
NDBB3M	4.9275% Fixed Rate	Quarterly	5/21/26	1,134,000	NZD	-	(1,492)	(1,492)
Total						$0	$34,571	$34,571
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024
	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$1,335	$-	$1,335
*Futures contracts		91,635	$91,635
*Swaps - centrally cleared		37,823	$37,823
Total Asset Derivatives	$1,335	$129,458	$130,793
Liability Derivatives:
Forward foreign currency exchange contracts	$379,653	$-	$379,653
*Futures contracts		69,576	$69,576
*Swaps - centrally cleared		3,252	$3,252
Total Liability Derivatives	$379,653	$72,828	$452,481

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2024
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended June 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended June 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Purchased swaption contracts	$(82,566)	$-	$-	$(82,566)
Futures contracts	-	-	(119,226)	$(119,226)
Forward foreign currency exchange contracts	-	475,059	-	$475,059
Swap contracts	-	-	(53,481)	$(53,481)
Written swaption contracts	42,337	-	-	$42,337
Total	$(40,229)	$475,059	$(172,707)	$262,123

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$21,919	$21,919
Forward foreign currency exchange contracts	(209,144)	-	$(209,144)
Swap contracts	-	34,571	$34,571
Total	$(209,144)	$56,490	$(152,654)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$1,272,130
Average amounts sold - in USD	21,698,909
Futures contracts:
Average notional amount of contracts - long	12,509,826
Average notional amount of contracts - short	9,477,709
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate	1,530,462
Average notional amount - receive fixed rate/pay floating rate	6,030,738
Swaptions:
Average value of swaption contracts purchased	12,114
Average value of swaption contracts written	5,927

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Citibank, National Association	$1,335	$—	$—	$1,335
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2024

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability	Collateral Pledged	Net Amount
HSBC Securities (USA), Inc.	$4,252	$—	$—	$4,252
JPMorgan Chase Bank, National Association	367,029	—	—	367,029
Morgan Stanley & Co. International PLC	8,372	—	—	8,372
Total	$379,653	$—	$—	$379,653

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2024 is
$21,769,196, which represents 41.5% of net assets.

±
Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the year ended June 30, 2024 is
$249,883, which represents 0.5% of net assets.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Janus Investment Fund | 9

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$8,039,626	$-
Corporate Bonds	-	41,471,465	-
Investment Companies	1,277,088	-	-
Commercial Paper	-	849,584	-
Total Investments in Securities	$1,277,088	$50,360,675	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,335	-
Futures Contracts	91,635	-	-
Centrally Cleared Swaps	-	37,823	-
Total Assets	$1,368,723	$50,399,833	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$379,653	$-
Futures Contracts	69,576	-	-
Centrally Cleared Swaps	-	3,252	-
Total Liabilities	$69,576	$382,905	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

10 | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $51,394,416)	$50,360,675
Affiliated investments, at value (cost $1,239,780)	1,277,088
Cash	188,806
Deposits with brokers for centrally cleared derivatives	27,458
Deposits with brokers for futures	290,000
Forward foreign currency exchange contracts	1,335
Cash denominated in foreign currency (cost $426,336)	426,336
Variation margin receivable on futures contracts	9,223
Trustees' deferred compensation	1,441
Receivables:
Interest	516,162
Fund shares sold	240,840
Due from adviser	31,349
Other assets	185
Total Assets	53,370,898
Liabilities:
Forward foreign currency exchange contracts	379,653
Variation margin payable on futures contracts	8,757
Variation margin payable on centrally cleared swaps	2,098
Payables:
Fund shares repurchased	357,144
Professional fees	99,058
Advisory fees	27,924
Dividends	10,455
Transfer agent fees and expenses	7,566
12b-1 Distribution and shareholder servicing fees	4,696
Investments purchased	1,993
Custodian fees	1,667
Trustees' deferred compensation fees	1,441
Trustees' fees and expenses	299
Affiliated fund administration fees payable	106
Accrued expenses and other payables	63,525
Total Liabilities	966,382
Commitments and contingent liabilities (Note 4)
Net Assets	$52,404,516
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Assets and Liabilities
June 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$233,694,839
Total distributable earnings (loss)	(181,290,323)
Total Net Assets	$52,404,516
Net Assets - Class A Shares	$8,470,674
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	956,595
Net Asset Value Per Share(1)	$8.86
Maximum Offering Price Per Share(2)	$9.30
Net Assets - Class C Shares	$3,311,868
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	374,322
Net Asset Value Per Share(1)	$8.85
Net Assets - Class D Shares	$17,952,179
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,026,843
Net Asset Value Per Share	$8.86
Net Assets - Class I Shares	$15,207,872
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,717,954
Net Asset Value Per Share	$8.85
Net Assets - Class N Shares	$543,962
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	61,443
Net Asset Value Per Share	$8.85
Net Assets - Class R Shares	$365,215
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	41,217
Net Asset Value Per Share	$8.86
Net Assets - Class S Shares	$315,610
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	35,619
Net Asset Value Per Share	$8.86
Net Assets - Class T Shares	$6,237,136
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	704,913
Net Asset Value Per Share	$8.85

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Interest	$2,704,347
Dividends from affiliates	81,175
Other income	47,240
Total Investment Income	2,832,762
Expenses:
Advisory fees	355,515
12b-1 Distribution and shareholder servicing fees:
Class A Shares	21,855
Class C Shares	37,365
Class R Shares	2,016
Class S Shares	844
Transfer agent administrative fees and expenses:
Class D Shares	20,338
Class R Shares	1,008
Class S Shares	844
Class T Shares	15,568
Transfer agent networking and omnibus fees:
Class A Shares	5,945
Class C Shares	2,646
Class I Shares	16,076
Other transfer agent fees and expenses:
Class A Shares	623
Class C Shares	226
Class D Shares	3,276
Class I Shares	1,084
Class N Shares	39
Class R Shares	15
Class S Shares	13
Class T Shares	215
Registration fees	127,076
Professional fees	79,813
Non-affiliated fund administration fees	41,282
Pricing valuation fees	38,465
Accounting systems fees	29,467
Shareholder reports expense	12,143
Custodian fees	11,995
Affiliated fund administration fees	1,367
Trustees' fees and expenses	1,154
Other expenses	32,839
Total Expenses	861,112
Less: Excess Expense Reimbursement and Waivers	(388,399)
Net Expenses	472,713
Net Investment Income/(Loss)	2,360,049
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Operations
For the year ended June 30, 2024
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(1,227,511)
Purchased swaption contracts	(82,566)
Forward foreign currency exchange contracts	475,059
Futures contracts	(119,226)
Swap contracts	(53,481)
Written swaption contracts	42,337
Total Net Realized Gain/(Loss) on Investments	(965,388)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	2,137,105
Investments in affiliates	25,853
Forward foreign currency exchange contracts	(209,144)
Futures contracts	21,919
Swap contracts	34,571
Total Change in Unrealized Net Appreciation/Depreciation	2,010,304
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,404,965
See Notes to Financial Statements.
14 | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$2,360,049	$1,703,396
Net realized gain/(loss) on investments	(965,388)	(174,583)
Change in unrealized net appreciation/depreciation	2,010,304	1,162,975
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,404,965	2,691,788
Dividends and Distributions to Shareholders:
Class A Shares	(365,026)	(258,322)
Class C Shares	(128,655)	(125,496)
Class D Shares	(780,757)	(530,490)
Class I Shares	(734,973)	(623,910)
Class N Shares	(28,045)	(19,901)
Class R Shares	(15,103)	(10,494)
Class S Shares	(13,493)	(7,979)
Class T Shares	(266,008)	(197,250)
Net Decrease from Dividends and Distributions to Shareholders	(2,332,060)	(1,773,842)
Capital Share Transactions:
Class A Shares	(802,082)	(345,144)
Class C Shares	(1,027,048)	(3,696,669)
Class D Shares	(296,888)	1,287,597
Class I Shares	(4,039,858)	(9,334,736)
Class N Shares	(231,751)	148,444
Class R Shares	(71,516)	(51,699)
Class S Shares	(9,347)	135,022
Class T Shares	(245,891)	(1,492,987)
Net Increase/(Decrease) from Capital Share Transactions	(6,724,381)	(13,350,172)
Net Increase/(Decrease) in Net Assets	(5,651,476)	(12,432,226)
Net Assets:
Beginning of period	58,055,992	70,488,218
End of period	$52,404,516	$58,055,992
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.69	$8.56	$9.02	$9.01	$8.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.37	0.23	0.09	0.10	0.17
Net realized and unrealized gain/(loss)	0.17	0.14	(0.44)	0.02	0.15
Total from Investment Operations	0.54	0.37	(0.35)	0.12	0.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.37)	(0.24)	(0.11)	(0.11)	(0.24)
Total Dividends and Distributions	(0.37)	(0.24)	(0.11)	(0.11)	(0.24)
Net Asset Value, End of Period	$8.86	$8.69	$8.56	$9.02	$9.01
Total Return*	6.28%	4.39%	(3.86)%	1.38%	3.64%
Net Assets, End of Period (in thousands)	$8,471	$9,102	$9,312	$15,300	$16,158
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.63%	1.51%	1.35%	1.26%	1.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.95%	0.96%	0.95%	0.95%	0.98%
Ratio of Net Investment Income/(Loss)	4.21%	2.68%	1.06%	1.16%	1.87%
Portfolio Turnover Rate	61%	56%	69%	47%	11%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.68	$8.56	$9.01	$9.01	$8.92
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.30	0.16	0.03	0.04	0.10
Net realized and unrealized gain/(loss)	0.17	0.14	(0.43)	0.01	0.17
Total from Investment Operations	0.47	0.30	(0.40)	0.05	0.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.18)	(0.05)	(0.05)	(0.18)
Total Dividends and Distributions	(0.30)	(0.18)	(0.05)	(0.05)	(0.18)
Net Asset Value, End of Period	$8.85	$8.68	$8.56	$9.01	$9.01
Total Return*	5.50%	3.55%	(4.48)%	0.56%	3.03%
Net Assets, End of Period (in thousands)	$3,312	$4,264	$7,870	$8,407	$14,388
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.41%	2.19%	2.12%	1.96%	1.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.69%	1.64%	1.70%	1.64%	1.68%
Ratio of Net Investment Income/(Loss)	3.45%	1.89%	0.32%	0.48%	1.12%
Portfolio Turnover Rate	61%	56%	69%	47%	11%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.69	$8.57	$9.02	$9.01	$8.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.39	0.25	0.11	0.12	0.16
Net realized and unrealized gain/(loss)	0.16	0.13	(0.43)	0.02	0.17
Total from Investment Operations	0.55	0.38	(0.32)	0.14	0.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.38)	(0.26)	(0.13)	(0.13)	(0.26)
Total Dividends and Distributions	(0.38)	(0.26)	(0.13)	(0.13)	(0.26)
Net Asset Value, End of Period	$8.86	$8.69	$8.57	$9.02	$9.01
Total Return*	6.48%	4.47%	(3.57)%	1.57%	3.69%
Net Assets, End of Period (in thousands)	$17,952	$17,901	$16,350	$15,929	$19,646
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.47%	1.33%	1.17%	1.09%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.77%	0.77%	0.77%	0.80%
Ratio of Net Investment Income/(Loss)	4.41%	2.89%	1.25%	1.34%	1.84%
Portfolio Turnover Rate	61%	56%	69%	47%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.68	$8.56	$9.00	$9.00	$8.92
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.39	0.25	0.12	0.13	0.19
Net realized and unrealized gain/(loss)	0.16	0.13	(0.42)	0.01	0.15
Total from Investment Operations	0.55	0.38	(0.30)	0.14	0.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.38)	(0.26)	(0.14)	(0.14)	(0.26)
Total Dividends and Distributions	(0.38)	(0.26)	(0.14)	(0.14)	(0.26)
Net Asset Value, End of Period	$8.85	$8.68	$8.56	$9.00	$9.00
Total Return*	6.51%	4.51%	(3.42)%	1.51%	3.88%
Net Assets, End of Period (in thousands)	$15,208	$18,919	$27,937	$33,808	$36,831
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.39%	1.25%	1.09%	1.01%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.73%	0.71%	0.71%	0.73%
Ratio of Net Investment Income/(Loss)	4.41%	2.85%	1.30%	1.40%	2.09%
Portfolio Turnover Rate	61%	56%	69%	47%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.69	$8.56	$9.01	$9.01	$8.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.40	0.26	0.12	0.13	0.19
Net realized and unrealized gain/(loss)	0.15	0.14	(0.43)	0.01	0.16
Total from Investment Operations	0.55	0.40	(0.31)	0.14	0.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.27)	(0.14)	(0.14)	(0.27)
Total Dividends and Distributions	(0.39)	(0.27)	(0.14)	(0.14)	(0.27)
Net Asset Value, End of Period	$8.85	$8.69	$8.56	$9.01	$9.01
Total Return*	6.49%	4.73%	(3.50)%	1.58%	3.94%
Net Assets, End of Period (in thousands)	$544	$761	$604	$1,803	$2,534
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.74%	1.64%	1.30%	1.06%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.64%	0.64%	0.64%	0.67%
Ratio of Net Investment Income/(Loss)	4.49%	3.03%	1.35%	1.47%	2.10%
Portfolio Turnover Rate	61%	56%	69%	47%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.69	$8.57	$9.02	$9.02	$8.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.33	0.19	0.06	0.07	0.13
Net realized and unrealized gain/(loss)	0.17	0.13	(0.43)	— (2)	0.15
Total from Investment Operations	0.50	0.32	(0.37)	0.07	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.20)	(0.08)	(0.07)	(0.20)
Total Dividends and Distributions	(0.33)	(0.20)	(0.08)	(0.07)	(0.20)
Net Asset Value, End of Period	$8.86	$8.69	$8.57	$9.02	$9.02
Total Return*	5.83%	3.82%	(4.15)%	0.83%	3.17%
Net Assets, End of Period (in thousands)	$365	$429	$474	$516	$654
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.76%	2.58%	2.33%	2.20%	2.04%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.37%	1.39%	1.37%	1.39%	1.42%
Ratio of Net Investment Income/(Loss)	3.77%	2.24%	0.65%	0.73%	1.40%
Portfolio Turnover Rate	61%	56%	69%	47%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.69	$8.57	$9.02	$9.02	$8.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.35	0.23	0.08	0.09	0.15
Net realized and unrealized gain/(loss)	0.17	0.12	(0.43)	0.01	0.15
Total from Investment Operations	0.52	0.35	(0.35)	0.10	0.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.23)	(0.10)	(0.10)	(0.22)
Total Dividends and Distributions	(0.35)	(0.23)	(0.10)	(0.10)	(0.22)
Net Asset Value, End of Period	$8.86	$8.69	$8.57	$9.02	$9.02
Total Return*	6.09%	4.08%	(3.93)%	1.08%	3.44%
Net Assets, End of Period (in thousands)	$316	$318	$178	$230	$153
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.66%	2.73%	3.10%	3.07%	3.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.14%	1.14%	1.14%	1.16%
Ratio of Net Investment Income/(Loss)	4.02%	2.63%	0.88%	0.96%	1.62%
Portfolio Turnover Rate	61%	56%	69%	47%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.68	$8.56	$9.01	$9.01	$8.92
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.38	0.24	0.10	0.11	0.17
Net realized and unrealized gain/(loss)	0.16	0.13	(0.43)	0.01	0.17
Total from Investment Operations	0.54	0.37	(0.33)	0.12	0.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.37)	(0.25)	(0.12)	(0.12)	(0.25)
Total Dividends and Distributions	(0.37)	(0.25)	(0.12)	(0.12)	(0.25)
Net Asset Value, End of Period	$8.85	$8.68	$8.56	$9.01	$9.01
Total Return*	6.37%	4.37%	(3.68)%	1.36%	3.82%
Net Assets, End of Period (in thousands)	$6,237	$6,361	$7,763	$11,109	$15,003
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.57%	1.44%	1.29%	1.20%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.87%	0.87%	0.86%	0.91%
Ratio of Net Investment Income/(Loss)	4.30%	2.73%	1.14%	1.25%	1.92%
Portfolio Turnover Rate	61%	56%	69%	47%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to maximize total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
24 | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Janus Investment Fund | 25

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
26 | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended June 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
Janus Investment Fund | 27

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward
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currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options on Swap Contracts (Swaptions)
The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.
Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund's exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve
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the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.
Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the Fund to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases.
Swaptions purchased are reported in the Schedule of Investments (if applicable). Swaptions written are reported as a liability on the Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).
During the year, the Fund purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.
There were no purchased swaptions held at June 30, 2024.
During the year, the Fund sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.
There were no written swaptions held at June 30, 2024.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading
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Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the year, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.
During the year, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3.
Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more
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Notes to Financial Statements
dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.
Geographic Investment Risk
To the extent the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining
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Notes to Financial Statements
interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
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4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.65
Next $2 Billion	0.62
Over $3 Billion	0.60
The Fund’s actual investment advisory fee rate for the reporting period was 0.65% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Kapstream Capital Pty Limited (Australia) ("Kapstream"), pursuant to which certain employees of Kapstream may also serve as employees or as "associated persons" of the Adviser. In this capacity, employees of Kapstream are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser. The responsibilities of both the Adviser and Kapstream under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.63%. The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated exchange traded funds (“ETFs”) in which the Fund invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the year ended June 30, 2024, the Adviser waived $2,468 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO ETF.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
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Notes to Financial Statements
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $345.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
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Notes to Financial Statements
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $80.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The Fund has elected to defer qualified late-year losses as noted in the table below. These losses will be deferred for tax purposes and recognized during the next fiscal year.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$-	$(179,641,297)	$(687,158)	$66,921	$(1,028,789)
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(80,289,788)	$(99,351,509)	$(179,641,297)
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Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$52,666,552	$245,487	$(1,274,276)	$(1,028,789)
Information on the tax components of derivatives as of June 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(390,049)	$68,361	$-	$68,361
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$2,332,060	$-	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$1,773,842	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Janus Investment Fund | 37

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	90,204	$790,225	333,404	$2,871,867
Reinvested dividends and distributions	33,868	297,835	24,233	209,431
Shares repurchased	(215,389)	(1,890,142)	(397,097)	(3,426,442)
Net Increase/(Decrease)	(91,317)	$(802,082)	(39,460)	$(345,144)
Class C Shares:
Shares sold	13,084	$114,329	114,185	$978,391
Reinvested dividends and distributions	14,644	128,652	14,439	124,590
Shares repurchased	(144,740)	(1,270,029)	(557,089)	(4,799,650)
Net Increase/(Decrease)	(117,012)	$(1,027,048)	(428,465)	$(3,696,669)
Class D Shares:
Shares sold	420,582	$3,686,493	705,306	$6,062,753
Reinvested dividends and distributions	83,875	737,799	58,863	508,862
Shares repurchased	(538,106)	(4,721,180)	(612,385)	(5,284,018)
Net Increase/(Decrease)	(33,649)	$(296,888)	151,784	$1,287,597
Class I Shares:
Shares sold	209,645	$1,834,495	615,493	$5,326,273
Reinvested dividends and distributions	81,603	717,105	70,884	611,891
Shares repurchased	(752,083)	(6,591,458)	(1,772,814)	(15,272,900)
Net Increase/(Decrease)	(460,835)	$(4,039,858)	(1,086,437)	$(9,334,736)
Class N Shares:
Shares sold	21,275	$187,252	33,562	$290,396
Reinvested dividends and distributions	3,190	28,036	2,299	19,866
Shares repurchased	(50,672)	(447,039)	(18,723)	(161,818)
Net Increase/(Decrease)	(26,207)	$(231,751)	17,138	$148,444
Class R Shares:
Shares sold	2,411	$21,278	1,837	$15,871
Reinvested dividends and distributions	1,717	15,103	1,213	10,494
Shares repurchased	(12,252)	(107,897)	(9,054)	(78,064)
Net Increase/(Decrease)	(8,124)	$(71,516)	(6,004)	$(51,699)
Class S Shares:
Shares sold	12,385	$108,382	32,269	$276,901
Reinvested dividends and distributions	1,533	13,493	922	7,979
Shares repurchased	(14,931)	(131,222)	(17,333)	(149,858)
Net Increase/(Decrease)	(1,013)	$(9,347)	15,858	$135,022
Class T Shares:
Shares sold	77,518	$677,484	56,810	$491,678
Reinvested dividends and distributions	30,015	263,753	22,672	195,678
Shares repurchased	(135,559)	(1,187,128)	(253,745)	(2,180,343)
Net Increase/(Decrease)	(28,026)	$(245,891)	(174,263)	$(1,492,987)
7.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$30,768,145	$34,778,313	$-	$-
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Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 39

Janus Henderson Absolute Return Income Opportunities Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Absolute Return Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Absolute Return Income Opportunities Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Absolute Return Income Opportunities Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Section 163(j) Interest Dividend	100%
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
Janus Investment Fund | 45

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
Janus Investment Fund | 47

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
48 | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
50 | June 30, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
Janus Investment Fund | 51

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson Absolute Return Income Opportunities Fund
Notes
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93024 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Janus Investment Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments
June 30, 2024

	Shares	Value
Common Stocks – 100.1%
Aerospace & Defense – 2.3%
General Dynamics Corp	13,527	$3,924,724
L3Harris Technologies Inc	8,588	1,928,693
Lockheed Martin Corp	6,255	2,921,710
Raytheon Technologies Corp	51,153	5,135,250
		13,910,377
Automobiles – 1.9%
Ferrari NV	7,032	2,871,658
Tesla Inc*	44,682	8,841,674
		11,713,332
Banks – 1.7%
JPMorgan Chase & Co	50,906	10,296,248
Beverages – 2.6%
Coca-Cola Co	184,308	11,731,204
Constellation Brands Inc - Class A	7,127	1,833,635
PepsiCo Inc	15,043	2,481,042
		16,045,881
Biotechnology – 1.3%
AbbVie Inc	12,417	2,129,764
Amgen Inc	11,638	3,636,293
Regeneron Pharmaceuticals Inc*	1,961	2,061,070
		7,827,127
Building Products – 0.9%
Johnson Controls International PLC	28,808	1,914,868
Trane Technologies PLC	10,329	3,397,518
		5,312,386
Capital Markets – 3.5%
BlackRock Inc	5,612	4,418,440
Cboe Global Markets Inc	14,017	2,383,731
Goldman Sachs Group Inc	10,715	4,846,609
Intercontinental Exchange Inc	29,237	4,002,253
Moody's Corp	9,411	3,961,372
S&P Global Inc	4,508	2,010,568
		21,622,973
Chemicals – 2.1%
Ecolab Inc	15,856	3,773,728
Linde PLC	15,398	6,756,796
LyondellBasell Industries NV	23,512	2,249,158
		12,779,682
Commercial Services & Supplies – 1.0%
Cintas Corp	6,433	4,504,773
Republic Services Inc	10,031	1,949,424
		6,454,197
Communications Equipment – 0.6%
Motorola Solutions Inc	10,236	3,951,608
Diversified Financial Services – 5.5%
Berkshire Hathaway Inc*	33,640	13,684,752
Fiserv Inc*	18,948	2,824,010
Mastercard Inc - Class A	20,635	9,103,336
Visa Inc	30,510	8,007,960
		33,620,058
Diversified Telecommunication Services – 0.9%
Verizon Communications Inc	130,789	5,393,738
Electric Utilities – 0.5%
Edison International	45,802	3,289,042
Electrical Equipment – 1.1%
Eaton Corp PLC	11,014	3,453,440
Emerson Electric Co	29,495	3,249,169
		6,702,609
Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp	61,176	4,121,427
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments
June 30, 2024
	Shares	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
CDW Corp/DE	5,776	$1,292,900
TE Connectivity Ltd	12,816	1,927,911
		7,342,238
Entertainment – 1.7%
Walt Disney Co	105,018	10,427,237
Food & Staples Retailing – 2.4%
Costco Wholesale Corp	9,477	8,055,355
Walmart Inc	98,726	6,684,738
		14,740,093
Food Products – 1.2%
Campbell Soup Co	59,125	2,671,858
Kellanova	50,013	2,884,750
Mondelez International Inc	31,293	2,047,814
		7,604,422
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	18,468	1,919,010
Becton Dickinson and Co	8,018	1,873,887
Boston Scientific Corp*	26,242	2,020,896
Stryker Corp	8,152	2,773,718
		8,587,511
Health Care Providers & Services – 2.0%
AmerisourceBergen Corp	8,098	1,824,479
Labcorp Holdings Inc	5,742	1,168,555
McKesson Corp	3,406	1,989,240
Quest Diagnostics Inc	21,572	2,952,775
UnitedHealth Group Inc	8,718	4,439,729
		12,374,778
Hotels, Restaurants & Leisure – 5.1%
Booking Holdings Inc	897	3,553,465
Chipotle Mexican Grill Inc*	51,650	3,235,873
Domino's Pizza Inc	6,115	3,157,358
Hilton Worldwide Holdings Inc	13,301	2,902,278
McDonald's Corp	42,042	10,713,983
Starbucks Corp	18,582	1,446,609
Texas Roadhouse Inc	17,475	3,000,632
Yum! Brands Inc	24,521	3,248,052
		31,258,250
Household Durables – 0.4%
Toll Brothers Inc	22,632	2,606,754
Household Products – 1.9%
Church & Dwight Co Inc	22,051	2,286,248
Colgate-Palmolive Co	42,694	4,143,026
Procter & Gamble Co	30,272	4,992,458
		11,421,732
Industrial Conglomerates – 0.8%
Honeywell International Inc	22,658	4,838,389
Industrial Real Estate Investment Trusts (REITs) – 0.3%
Prologis Inc	18,349	2,060,776
Information Technology Services – 1.0%
GoDaddy Inc*	14,042	1,961,808
International Business Machines Corp	16,492	2,852,291
VeriSign Inc*	7,895	1,403,731
		6,217,830
Insurance – 2.5%
Allstate Corp	655	104,577
Aon PLC - Class A	2,389	701,363
Arthur J Gallagher & Co	19,845	5,146,007
Chubb Ltd	16,816	4,289,425
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments
June 30, 2024
	Shares	Value
Common Stocks – (continued)
Insurance – (continued)
Hartford Financial Services Group Inc	18,247	$1,834,553
Prudential Financial Inc	25,987	3,045,417
		15,121,342
Interactive Media & Services – 6.2%
Alphabet Inc - Class A	152,198	27,722,865
Meta Platforms Inc - Class A	19,913	10,040,533
		37,763,398
Machinery – 2.1%
Cummins Inc	10,931	3,027,122
Otis Worldwide Corp	11,986	1,153,772
Parker-Hannifin Corp	5,272	2,666,630
Wabtec Corp	20,194	3,191,662
Xylem Inc/NY	22,699	3,078,666
		13,117,852
Multiline Retail – 2.5%
Amazon.com Inc*	78,793	15,226,747
Multi-Utilities – 0.3%
Public Service Enterprise Group Inc	22,979	1,693,552
Oil, Gas & Consumable Fuels – 1.0%
Chevron Corp	21,240	3,322,361
ONEOK Inc	31,680	2,583,504
		5,905,865
Pharmaceuticals – 5.3%
Eli Lilly & Co	19,964	18,075,006
Johnson & Johnson	85,753	12,533,659
Merck & Co Inc	16,099	1,993,056
		32,601,721
Professional Services – 1.2%
Jacobs Solutions Inc	13,290	1,856,746
Paychex Inc	15,261	1,809,344
Verisk Analytics Inc	14,210	3,830,306
		7,496,396
Real Estate Management & Development – 0.3%
CBRE Group Inc*	21,696	1,933,331
Residential Real Estate Investment Trusts (REITs) – 0.3%
AvalonBay Communities Inc	491	101,583
Mid-America Apartment Communities Inc	13,912	1,983,990
		2,085,573
Retail Real Estate Investment Trusts (REITs) – 0.5%
Simon Property Group Inc	19,959	3,029,776
Road & Rail – 0.5%
Ryder System Inc	24,753	3,066,402
Semiconductor & Semiconductor Equipment – 6.9%
Broadcom Inc	7,635	12,258,221
NVIDIA Corp	211,128	26,082,753
Qualcomm Inc	19,848	3,953,325
		42,294,299
Software – 13.6%
Check Point Software Technologies Ltd*	11,682	1,927,530
Intuit Inc	17,010	11,179,142
Microsoft Corp	99,537	44,488,062
Oracle Corp	41,262	5,826,195
Palo Alto Networks Inc*	10,914	3,699,955
Salesforce.com Inc	45,853	11,788,806
Synopsys Inc*	7,081	4,213,620
		83,123,310
Specialized Real Estate Investment Trusts (REITs) – 1.0%
American Tower Corp	10,525	2,045,849
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments
June 30, 2024
	Shares	Value
Common Stocks – (continued)
Specialized Real Estate Investment Trusts (REITs) – (continued)
Iron Mountain Inc	23,819	$2,134,659
Public Storage	6,992	2,011,249
		6,191,757
Specialty Retail – 1.2%
AutoZone Inc*	852	2,525,413
TJX Cos Inc	42,770	4,708,977
		7,234,390
Technology Hardware, Storage & Peripherals – 8.2%
Apple Inc	222,691	46,903,179
NetApp Inc	26,993	3,476,698
		50,379,877
Trading Companies & Distributors – 0.5%
AerCap Holdings NV	32,818	3,058,638
Wireless Telecommunication Services – 0.7%
T-Mobile US Inc	24,029	4,233,429
Total Common Stocks (cost $497,492,263)		613,956,923
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $344,765)	344,696	344,765
Total Investments (total cost $497,837,028) – 100.2%		614,301,688
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(982,735)
Net Assets – 100%		$613,318,953

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$606,443,862	98.7%
Netherlands	3,058,638	0.5
Italy	2,871,658	0.5
Israel	1,927,530	0.3
Total	$614,301,688	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$-	$37,433,771	$(37,088,905)	$(101)	$-	$344,765	344,696	$26,824
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	3,762,210	106,732,747	(110,494,957)	-	-	-	-	6,218 ∆
Total Affiliated Investments - 0.1%
	$3,762,210	$144,166,518	$(147,583,862)	$(101)	$-	$344,765	344,696	$33,042
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$613,956,923	$-	$-
Investment Companies	-	344,765	-
Total Assets	$613,956,923	$344,765	$-
Janus Investment Fund | 5

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $497,492,263)	$613,956,923
Affiliated investments, at value (cost $344,765)	344,765
Cash	1,869
Trustees' deferred compensation	16,908
Receivables:
Dividends	178,292
Fund shares sold	46,724
Foreign tax reclaims	25,511
Dividends from affiliates	3,846
Other assets	2,274
Total Assets	614,577,112
Liabilities:
Payables:
Fund shares repurchased	774,494
Advisory fees	247,537
Transfer agent fees and expenses	79,583
Professional fees	53,105
Trustees' deferred compensation fees	16,908
12b-1 Distribution and shareholder servicing fees	16,064
Trustees' fees and expenses	3,333
Affiliated fund administration fees payable	1,275
Custodian fees	1,002
Accrued expenses and other payables	64,858
Total Liabilities	1,258,159
Commitments and contingent liabilities (Note 3)
Net Assets	$613,318,953
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statement of Assets and Liabilities
June 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$478,105,630
Total distributable earnings (loss)	135,213,323
Total Net Assets	$613,318,953
Net Assets - Class A Shares	$22,473,947
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,004,714
Net Asset Value Per Share(1)	$11.21
Maximum Offering Price Per Share(2)	$11.89
Net Assets - Class C Shares	$7,884,476
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	743,607
Net Asset Value Per Share(1)	$10.60
Net Assets - Class D Shares	$342,984,832
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	31,297,044
Net Asset Value Per Share	$10.96
Net Assets - Class I Shares	$73,171,768
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,520,075
Net Asset Value Per Share	$11.22
Net Assets - Class N Shares	$33,010,664
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,963,120
Net Asset Value Per Share	$11.14
Net Assets - Class S Shares	$23,899,284
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,141,105
Net Asset Value Per Share	$11.16
Net Assets - Class T Shares	$109,893,982
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,027,666
Net Asset Value Per Share	$10.96

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Dividends	$9,664,367
Dividends from affiliates	26,824
Affiliated securities lending income, net	6,218
Unaffiliated securities lending income, net	2,113
Other income	1,944
Foreign tax withheld	(75,479)
Total Investment Income	9,625,987
Expenses:
Advisory fees	3,002,179
12b-1 Distribution and shareholder servicing fees:
Class A Shares	49,221
Class C Shares	93,762
Class S Shares	55,890
Transfer agent administrative fees and expenses:
Class D Shares	363,710
Class S Shares	55,885
Class T Shares	277,082
Transfer agent networking and omnibus fees:
Class A Shares	13,788
Class C Shares	6,920
Class I Shares	61,794
Other transfer agent fees and expenses:
Class A Shares	1,059
Class C Shares	428
Class D Shares	46,219
Class I Shares	3,493
Class N Shares	1,683
Class S Shares	307
Class T Shares	1,445
Registration fees	114,011
Shareholder reports expense	63,404
Professional fees	62,739
Custodian fees	25,927
Affiliated fund administration fees	15,011
Trustees' fees and expenses	12,883
Other expenses	114,941
Total Expenses	4,443,781
Less: Excess Expense Reimbursement and Waivers	(292,919)
Net Expenses	4,150,862
Net Investment Income/(Loss)	5,475,125
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	20,305,548
Investments in affiliates	(101)
Total Net Realized Gain/(Loss) on Investments	20,305,447
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	72,270,316
Total Change in Unrealized Net Appreciation/Depreciation	72,270,316
Net Increase/(Decrease) in Net Assets Resulting from Operations	$98,050,888
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$5,475,125	$12,937,418
Net realized gain/(loss) on investments	20,305,447	31,700,403
Change in unrealized net appreciation/depreciation	72,270,316	38,711,499
Net Increase/(Decrease) in Net Assets Resulting from Operations	98,050,888	83,349,320
Dividends and Distributions to Shareholders:
Class A Shares	(670,683)	(425,208)
Class C Shares	(341,406)	(245,765)
Class D Shares	(11,808,938)	(8,210,926)
Class I Shares	(2,807,900)	(2,284,312)
Class N Shares	(1,646,357)	(1,173,586)
Class S Shares	(774,163)	(481,720)
Class T Shares	(4,148,003)	(3,044,047)
Net Decrease from Dividends and Distributions to Shareholders	(22,197,450)	(15,865,564)
Capital Share Transactions:
Class A Shares	322,967	(3,566,889)
Class C Shares	(5,422,587)	(4,111,376)
Class D Shares	(23,413,953)	(16,111,668)
Class I Shares	(21,337,807)	(38,714,488)
Class N Shares	(16,170,510)	(3,154,543)
Class S Shares	(1,653,791)	(2,755,856)
Class T Shares	(22,517,085)	(23,273,508)
Net Increase/(Decrease) from Capital Share Transactions	(90,192,766)	(91,688,328)
Net Increase/(Decrease) in Net Assets	(14,339,328)	(24,204,572)
Net Assets:
Beginning of period	627,658,281	651,862,853
End of period	$613,318,953	$627,658,281
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.90	$8.88	$12.76	$11.38	$11.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.17	0.05	0.05	0.12
Net realized and unrealized gain/(loss)	1.60	1.06	(0.77)	2.82	0.24
Total from Investment Operations	1.67	1.23	(0.72)	2.87	0.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.15)	(0.03)	(0.13)	(0.06)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.36)	(0.21)	(3.16)	(1.49)	(0.35)
Net Asset Value, End of Period	$11.21	$9.90	$8.88	$12.76	$11.38
Total Return*	17.44%	14.18%	(9.55)%	26.48%	3.14%
Net Assets, End of Period (in thousands)	$22,474	$19,507	$21,015	$26,218	$27,092
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.93%	0.92%	0.94%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.88%	0.92%	0.94%	0.94%
Ratio of Net Investment Income/(Loss)	0.73%	1.88%	0.44%	0.43%	1.08%
Portfolio Turnover Rate	250%	313%	152%	190%	102%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.41	$8.45	$12.32	$11.02	$11.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.12	(0.01)	(0.02)	0.05
Net realized and unrealized gain/(loss)	1.50	1.00	(0.73)	2.72	0.22
Total from Investment Operations	1.51	1.12	(0.74)	2.70	0.27
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.10)	—	(0.04)	—
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.32)	(0.16)	(3.13)	(1.40)	(0.29)
Net Asset Value, End of Period	$10.60	$9.41	$8.45	$12.32	$11.02
Total Return*	16.55%	13.47%	(10.05)%	25.71%	2.41%
Net Assets, End of Period (in thousands)	$7,884	$12,312	$14,997	$21,286	$24,089
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.62%	1.51%	1.48%	1.58%	1.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.57%	1.46%	1.48%	1.58%	1.58%
Ratio of Net Investment Income/(Loss)	0.07%	1.33%	(0.12)%	(0.21)%	0.44%
Portfolio Turnover Rate	250%	313%	152%	190%	102%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.67	$8.69	$12.56	$11.23	$11.22
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.19	0.08	0.08	0.15
Net realized and unrealized gain/(loss)	1.57	1.03	(0.76)	2.77	0.24
Total from Investment Operations	1.66	1.22	(0.68)	2.85	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.18)	(0.06)	(0.16)	(0.09)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.37)	(0.24)	(3.19)	(1.52)	(0.38)
Net Asset Value, End of Period	$10.96	$9.67	$8.69	$12.56	$11.23
Total Return*	17.78%	14.36%	(9.35)%	26.71%	3.41%
Net Assets, End of Period (in thousands)	$342,985	$325,264	$307,311	$361,567	$315,423
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%	0.72%	0.68%	0.68%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.67%	0.68%	0.68%	0.69%
Ratio of Net Investment Income/(Loss)	0.94%	2.09%	0.69%	0.66%	1.33%
Portfolio Turnover Rate	250%	313%	152%	190%	102%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.90	$8.87	$12.75	$11.37	$11.36
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.20	0.08	0.08	0.15
Net realized and unrealized gain/(loss)	1.60	1.06	(0.77)	2.81	0.24
Total from Investment Operations	1.70	1.26	(0.69)	2.89	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.17)	(0.06)	(0.15)	(0.09)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.38)	(0.23)	(3.19)	(1.51)	(0.38)
Net Asset Value, End of Period	$11.22	$9.90	$8.87	$12.75	$11.37
Total Return*	17.71%	14.48%	(9.31)%	26.75%	3.37%
Net Assets, End of Period (in thousands)	$73,172	$85,473	$114,646	$468,596	$428,888
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.64%	0.66%	0.72%	0.73%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.60%	0.62%	0.68%	0.69%	0.69%
Ratio of Net Investment Income/(Loss)	1.01%	2.19%	0.66%	0.66%	1.33%
Portfolio Turnover Rate	250%	313%	152%	190%	102%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.82	$8.82	$12.70	$11.34	$11.33
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.21	0.09	0.10	0.17
Net realized and unrealized gain/(loss)	1.59	1.04	(0.76)	2.79	0.23
Total from Investment Operations	1.70	1.25	(0.67)	2.89	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.19)	(0.08)	(0.17)	(0.10)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.38)	(0.25)	(3.21)	(1.53)	(0.39)
Net Asset Value, End of Period	$11.14	$9.82	$8.82	$12.70	$11.34
Total Return*	17.90%	14.54%	(9.21)%	26.89%	3.53%
Net Assets, End of Period (in thousands)	$33,011	$43,369	$41,864	$54,635	$46,912
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.56%	0.58%	0.55%	0.55%	0.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.52%	0.53%	0.55%	0.55%	0.55%
Ratio of Net Investment Income/(Loss)	1.07%	2.24%	0.82%	0.78%	1.47%
Portfolio Turnover Rate	250%	313%	152%	190%	102%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.86	$8.85	$12.73	$11.36	$11.35
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.16	0.04	0.04	0.11
Net realized and unrealized gain/(loss)	1.60	1.05	(0.78)	2.80	0.24
Total from Investment Operations	1.66	1.21	(0.74)	2.84	0.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.14)	(0.01)	(0.11)	(0.05)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.36)	(0.20)	(3.14)	(1.47)	(0.34)
Net Asset Value, End of Period	$11.16	$9.86	$8.85	$12.73	$11.36
Total Return*	17.32%	13.96%	(9.69)%	26.29%	3.02%
Net Assets, End of Period (in thousands)	$23,899	$22,700	$22,961	$28,736	$26,404
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.07%	1.09%	1.05%	1.05%	1.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	1.03%	1.04%	1.04%	1.05%
Ratio of Net Investment Income/(Loss)	0.57%	1.72%	0.32%	0.30%	0.97%
Portfolio Turnover Rate	250%	313%	152%	190%	102%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.68	$8.69	$12.56	$11.22	$11.21
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.18	0.06	0.07	0.14
Net realized and unrealized gain/(loss)	1.57	1.04	(0.75)	2.77	0.24
Total from Investment Operations	1.65	1.22	(0.69)	2.84	0.38
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.17)	(0.05)	(0.14)	(0.08)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.37)	(0.23)	(3.18)	(1.50)	(0.37)
Net Asset Value, End of Period	$10.96	$9.68	$8.69	$12.56	$11.22
Total Return*	17.60%	14.32%	(9.49)%	26.70%	3.32%
Net Assets, End of Period (in thousands)	$109,894	$119,032	$129,070	$186,208	$207,700
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%	0.82%	0.79%	0.79%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.77%	0.78%	0.78%	0.79%
Ratio of Net Investment Income/(Loss)	0.85%	2.01%	0.57%	0.58%	1.23%
Portfolio Turnover Rate	250%	313%	152%	190%	102%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
18 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be
20 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of June 30, 2024.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.50% of its average daily net assets.
The Advisor had contractually agreed to waive 0.05% of its advisory fee for a period of two years commencing on June 10, 2022. Effective June 10, 2024, the waiver was discontinued. In addition, the Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.59% for at least a one-year period commencing on October 27, 2023. The previous expense limit (for the one-year period commencing October 28, 2022) was 0.65%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
22 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $324.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $200.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus
Janus Investment Fund | 23

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
As of June 30, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	71	4
Class S Shares	-	-
Class T Shares	-	-
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$12,169,861	$7,332,752	$-	$-	$(16,417)	$115,727,127
24 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$498,574,561	$117,019,149	$(1,292,022)	$115,727,127
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$3,197,243	$19,000,207	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$11,723,797	$4,141,767	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $1,785,789, including $671,461 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 25

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
5.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	514,818	$5,145,183	265,528	$2,451,013
Reinvested dividends and distributions	51,737	501,334	33,776	300,944
Shares repurchased	(532,786)	(5,323,550)	(695,367)	(6,318,846)
Net Increase/(Decrease)	33,769	$322,967	(396,063)	$(3,566,889)
Class C Shares:
Shares sold	25,976	$254,149	60,126	$538,189
Reinvested dividends and distributions	36,232	333,337	27,908	237,218
Shares repurchased	(627,500)	(6,010,073)	(554,950)	(4,886,783)
Net Increase/(Decrease)	(565,292)	$(5,422,587)	(466,916)	$(4,111,376)
Class D Shares:
Shares sold	830,980	$8,306,209	824,885	$7,459,993
Reinvested dividends and distributions	1,226,149	11,599,372	927,842	8,072,230
Shares repurchased	(4,379,956)	(43,319,534)	(3,494,548)	(31,643,891)
Net Increase/(Decrease)	(2,322,827)	$(23,413,953)	(1,741,821)	$(16,111,668)
Class I Shares:
Shares sold	409,579	$4,074,308	467,337	$4,304,801
Reinvested dividends and distributions	216,804	2,098,667	199,608	1,776,511
Shares repurchased	(2,742,691)	(27,510,782)	(4,958,114)	(44,795,800)
Net Increase/(Decrease)	(2,116,308)	$(21,337,807)	(4,291,169)	$(38,714,488)
Class N Shares:
Shares sold	478,474	$4,796,700	256,915	$2,347,154
Reinvested dividends and distributions	168,464	1,618,940	132,810	1,172,709
Shares repurchased	(2,098,695)	(22,586,150)	(720,991)	(6,674,406)
Net Increase/(Decrease)	(1,451,757)	$(16,170,510)	(331,266)	$(3,154,543)
Class S Shares:
Shares sold	90,358	$904,363	82,009	$759,953
Reinvested dividends and distributions	80,120	773,161	54,123	481,151
Shares repurchased	(330,550)	(3,331,315)	(429,005)	(3,996,960)
Net Increase/(Decrease)	(160,072)	$(1,653,791)	(292,873)	$(2,755,856)
Class T Shares:
Shares sold	824,230	$8,133,064	658,330	$5,960,211
Reinvested dividends and distributions	424,938	4,019,914	340,436	2,965,201
Shares repurchased	(3,518,457)	(34,670,063)	(3,551,793)	(32,198,920)
Net Increase/(Decrease)	(2,269,289)	$(22,517,085)	(2,553,027)	$(23,273,508)
6.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,508,123,039	$1,613,097,469	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
26 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Adaptive Risk Managed U.S. Equity Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 27

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Capital Gain Distributions	$19,671,668
Dividends Received Deduction Percentage	76%
Qualified Dividend Income Percentage	64%
28 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 29

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
30 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 31

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
32 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 33

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
34 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 35

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 37

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes
40 | June 30, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93016 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Developed World Bond Fund
Janus Investment Fund

Janus Henderson Developed World Bond Fund

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2024

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 0.6%
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40 (cost $7,823,159)	4,704,591	GBP	$5,921,200
Corporate Bonds – 54.9%
Banking – 10.6%
Cooperatieve Rabobank UA, 3.7500%, 7/21/26	$4,022,000		3,871,596
Cooperatieve Rabobank UA, EURIBOR 3 Month + 0.5200%, 0.3750%, 12/1/27‡	3,900,000	EUR	3,861,408
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,314,096
Deutsche Bank AG, EURIBOR 3 Month + 1.5000%, 4.1250%, 4/4/30‡	8,400,000	EUR	8,942,769
Deutsche Bank AG / New York, 5.4140%, 5/10/29	3,640,000		3,634,565
ING Groep NV, EURIBOR 3 Month + 0.7000%, 0.3750%, 9/29/28‡	3,700,000	EUR	3,563,395
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	3,710,000		3,660,683
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.7500%, 4.7160%, 8/11/26‡	4,720,000		4,665,716
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,397,258
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1000%, 6.6250%, 6/2/33‡	2,268,000	GBP	2,901,280
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 2.4000%, 2.7070%, 12/3/35‡	8,508,000	GBP	8,749,368
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	1,564,000		1,557,817
Morgan Stanley, SONIA Interest Rate Benchmark + 2.2520%, 5.7890%, 11/18/33‡	4,700,000		6,111,544
Nationwide Building Society, 4.0000%, 9/14/26ž	2,803,000		2,693,531
Nationwide Building Society, ICE SWAP Rate GBP SONIA 1 Year + 2.2130%, 6.1780%, 12/7/27‡	4,920,000	GBP	6,312,201
Nationwide Building Society, 10.2500%‡,μ	8,500	GBP	1,401,984
Natwest Group PLC, 6.6250%, 6/22/26	3,584,000	GBP	4,646,480
Natwest Group PLC, US Treasury Yield Curve Rate 1 Year + 2.8500%, 7.4720%, 11/10/26‡	11,405,000		11,654,974
Natwest Group PLC, US Treasury Yield Curve Rate 1 Year + 1.3500%, 5.8470%, 3/2/27‡	2,650,000		2,656,194
Santander UK Group Holdings PLC, SOFR + 2.7490%, 6.8330%, 11/21/26‡	11,438,000		11,590,577
Santander UK Group Holdings PLC, GBP SWAP 1YR + 2.8660%, 7.0980%, 11/16/27‡	2,682,000	GBP	3,487,007
UBS Group AG, US Treasury Yield Curve Rate 1 Year + 1.6000%, 4.4900%, 8/5/25ž,‡	9,375,000		9,360,228
UBS Group AG, EURIBOR ICE SWAP Rate + 1.7500%, 4.1250%, 6/9/33‡	2,790,000	EUR	3,013,844
UBS Group AG, 5.9590%, 1/12/34ž	3,370,000		3,420,703
UBS Group AG, US Treasury Yield Curve Rate 5 Year + 4.7450%, 9.2500%ž,‡,μ	1,268,000		1,364,245
			115,833,463
Brokerage – 1.1%
Intercontinental Exchange Inc, 1.8500%, 9/15/32	7,797,000		6,043,711
LSEGA Financing PLC, 1.3750%, 4/6/26ž	2,500,000		2,331,929
Nasdaq Inc, 5.3500%, 6/28/28	1,240,000		1,251,259
Nasdaq Inc, 4.5000%, 2/15/32	1,100,000	EUR	1,231,104
Nasdaq Inc, 5.5500%, 2/15/34	854,000		855,157
			11,713,160
Capital Goods – 0.4%
TransDigm Inc, 6.3750%, 3/1/29ž	4,600,000		4,623,198
Communications – 6.1%
American Tower Corp, 3.6000%, 1/15/28	7,580,000		7,152,483
Crown Castle International Corp, 3.6500%, 9/1/27	1,883,000		1,789,423
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		1,885,381
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		3,707,438
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	2,818,985
Netflix Inc, 5.8750%, 11/15/28	8,155,000		8,402,248
Netflix Inc, 3.8750%, 11/15/29	1,320,000	EUR	1,431,233
Netflix Inc, 3.6250%, 6/15/30	2,680,000	EUR	2,861,445
Netflix Inc, 4.8750%, 6/15/30ž	962,000		946,873
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	4,292,210
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	5,297,853
T-Mobile USA Inc, 2.2500%, 2/15/26	7,500,000		7,121,898
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
T-Mobile USA Inc, 4.7500%, 2/1/28	$933,000		$918,755
T-Mobile USA Inc, 2.6250%, 2/15/29	1,794,000		1,606,838
T-Mobile USA Inc, 3.8750%, 4/15/30	9,017,000		8,429,332
Verizon Communications Inc, 4.5000%, 8/17/27	5,970,000	AUD	3,892,696
Verizon Communications Inc, 2.3500%, 3/23/28	3,420,000	AUD	2,051,975
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30ž	2,500,000	GBP	2,622,599
			67,229,665
Consumer Cyclical – 7.9%
Booking Holdings Inc, 4.0000%, 11/15/26	10,358,000	EUR	11,238,831
Booking Holdings Inc, 3.5500%, 3/15/28	1,116,000		1,061,175
Booking Holdings Inc, 3.5000%, 3/1/29	2,280,000	EUR	2,445,507
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	5,708,210
Experian Finance PLC, 4.2500%, 2/1/29ž	6,600,000		6,350,179
Experian Finance PLC, 2.7500%, 3/8/30ž	7,341,000		6,493,133
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	940,595
Levi Strauss & Co, 3.5000%, 3/1/31ž	8,000,000		6,920,565
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		6,658,517
Service Corp International/US, 5.1250%, 6/1/29	1,325,000		1,287,462
Service Corp International/US, 3.3750%, 8/15/30	10,354,000		9,011,044
Service Corp International/US, 4.0000%, 5/15/31	6,752,000		6,013,168
Sodexo SA, 1.7500%, 6/26/28	6,400,000	GBP	7,167,903
Verisure Holding AB, 5.5000%, 5/15/30ž	4,500,000	EUR	4,895,039
Walmart Inc, 4.8750%, 9/21/29	8,500,000	EUR	9,838,003
			86,029,331
Consumer Non-Cyclical – 15.4%
Abbott Ireland Financing DAC, 1.5000%, 9/27/26	2,650,000	EUR	2,727,513
AbbVie Inc, 4.8000%, 3/15/27	5,150,000		5,126,891
AbbVie Inc, 4.8000%, 3/15/29	2,610,000		2,599,912
Amgen Inc, 5.2500%, 3/2/30	1,754,000		1,766,867
Amgen Inc, 5.2500%, 3/2/33	5,041,000		5,026,309
Anheuser-Busch InBev SA/NV, 3.4500%, 9/22/31	2,150,000	EUR	2,296,510
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	2,840,000	AUD	1,846,053
Anheuser-Busch InBev Worldwide Inc, 3.5000%, 6/1/30	3,680,000		3,418,788
AstraZeneca Finance LLC, 4.8000%, 2/26/27	3,768,000		3,746,282
AstraZeneca Finance LLC, 4.8500%, 2/26/29	1,664,000		1,660,667
Avantor Funding Inc, 3.8750%, 7/15/28	2,365,000	EUR	2,465,969
Avantor Funding Inc, 3.8750%, 7/15/28ž	4,590,000	EUR	4,785,960
Bacardi Ltd, 4.4500%, 5/15/25ž	3,873,000		3,826,610
Bacardi Ltd, 4.7000%, 5/15/28ž	4,806,000		4,672,890
Bristol-Myers Squibb Co, 4.9000%, 2/22/27	2,532,000		2,524,730
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		4,692,313
Coty Inc, 4.5000%, 5/15/27ž	1,240,000	EUR	1,337,752
Diageo Capital PLC, 1.3750%, 9/29/25	5,000,000		4,759,508
Diageo Capital PLC, 2.0000%, 4/29/30	1,709,000		1,456,707
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	7,807,119
Elanco Animal Health Inc, 6.6500%, 8/28/28	1,640,000		1,662,417
GE HealthCare Technologies Inc, 5.6000%, 11/15/25	2,600,000		2,600,872
HCA Inc, 5.2500%, 6/15/26	1,585,000		1,577,919
HCA Inc, 4.1250%, 6/15/29	4,675,000		4,426,799
HCA Inc, 3.6250%, 3/15/32	2,847,000		2,507,817
Heineken NV, 3.5000%, 1/29/28ž	2,320,000		2,210,942
IQVIA Inc, 5.0000%, 5/15/27ž	5,207,000		5,080,492
Keurig Dr Pepper Inc, 5.1000%, 3/15/27#	2,800,000		2,800,763
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	929,000		837,300
Kimberly-Clark Corp, 3.1000%, 3/26/30	1,737,000		1,588,609
Lonza Finance International NV, 3.8750%, 4/24/36	1,810,000	EUR	1,910,978
Medline Borrower LP / Medline Co-Issuer Inc, 6.2500%, 4/1/29ž	2,610,000		2,639,540
Molson Coors Beverage Co, 3.8000%, 6/15/32	3,180,000	EUR	3,418,728
Nestle Finance International Ltd, 1.5000%, 4/1/30	10,000,000	EUR	9,794,262
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Novartis Finance SA, 0%, 9/23/28	10,000,000	EUR	$9,384,503
Novo Nordisk Finance Netherlands BV, 0.7500%, 3/31/25	7,786,000	EUR	8,158,109
PepsiCo Inc, 2.6250%, 7/29/29	$2,695,000		2,437,080
PepsiCo Inc, 1.1250%, 3/18/31	5,000,000	EUR	4,673,202
Smith & Nephew PLC, 5.1500%, 3/20/27	1,458,000		1,453,142
Solventum Corp, 5.4500%, 2/25/27ž	4,498,000		4,493,612
Solventum Corp, 5.4000%, 3/1/29ž	4,060,000		4,047,611
Tesco Corporate Treasury Services, 0.3750%, 7/27/29	3,000,000	EUR	2,741,736
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	3,589,098
Tesco Corporate Treasury Services, 5.1250%, 5/22/34	1,740,000	GBP	2,125,257
Tesco PLC, 6.1500%, 11/15/37ž	2,001,000		2,004,537
Unilever PLC, 1.5000%, 7/22/26	2,350,000	GBP	2,784,209
Zoetis Inc, 5.4000%, 11/14/25	3,466,000		3,463,427
Zoetis Inc, 3.9000%, 8/20/28	2,450,000		2,338,781
Zoetis Inc, 2.0000%, 5/15/30	4,547,000		3,829,742
			169,126,834
Government Guarantee – 1.7%
Electricite de France SA, 5.5000%, 1/25/35	1,900,000	GBP	2,310,600
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	11,843,000	AUD	7,671,646
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	8,688,785
			18,671,031
Insurance – 2.7%
Anthem Inc, 2.2500%, 5/15/30	2,905,000		2,489,111
Aon North America Inc, 5.1250%, 3/1/27	2,405,000		2,400,822
Aon North America Inc, 5.1500%, 3/1/29#	1,108,000		1,104,910
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,381,706
Berkshire Hathaway Inc, 0%, 3/12/25	4,430,000	EUR	4,623,617
BUPA Finance PLC, 4.1250%, 6/14/35	1,826,000	GBP	1,881,851
BUPA Finance PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,μ	4,705,000	GBP	4,311,331
Centene Corp, 3.0000%, 10/15/30	3,876,000		3,314,247
Centene Corp, 2.6250%, 8/1/31	7,558,000		6,206,763
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	817,461
			29,531,819
Technology – 9.0%
Apple Inc, 2.5130%, 8/19/24	5,080,000	CAD	3,702,506
ASML Holding NV, 1.3750%, 7/7/26	5,846,000	EUR	6,031,900
Atlassian Corp, 5.2500%, 5/15/29	1,683,000		1,683,074
Atlassian Corp, 5.5000%, 5/15/34	2,446,000		2,423,610
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	5,781,000		5,212,415
DELL International LLC / EMC Corp, 6.0200%, 6/15/26	745,000		752,795
Fiserv Inc, 5.4500%, 3/2/28	2,556,000		2,578,904
Fiserv Inc, 1.6250%, 7/1/30	1,770,000	EUR	1,680,276
Gartner Inc, 3.7500%, 10/1/30ž	4,237,000		3,799,909
Microsoft Corp, 2.5250%, 6/1/50	25,197,000		15,926,407
MSCI Inc, 4.0000%, 11/15/29ž	2,026,000		1,892,965
MSCI Inc, 3.6250%, 9/1/30ž,#	2,483,000		2,229,247
NVIDIA Corp, 3.2000%, 9/16/26	1,627,000		1,572,830
Oracle Corp, 2.6500%, 7/15/26	3,467,000		3,285,721
Oracle Corp, 2.9500%, 4/1/30	6,440,000		5,727,393
Oracle Corp, 4.9000%, 2/6/33	2,473,000		2,398,891
RELX Finance BV, 3.3750%, 3/20/33	1,830,000	EUR	1,922,480
Sage Group PLC/The, 2.8750%, 2/8/34	6,875,000	GBP	7,065,862
Salesforce.com Inc, 3.7000%, 4/11/28	2,252,000		2,170,874
Salesforce.com Inc, 1.9500%, 7/15/31	6,764,000		5,550,619
SAP SE, 1.7500%, 2/22/27	1,127,000	EUR	1,175,812
VMware Inc, 1.4000%, 8/15/26	2,245,000		2,067,146
VMware Inc, 3.9000%, 8/21/27	4,698,000		4,507,505
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
VMware Inc, 4.7000%, 5/15/30	$7,315,000		$7,076,615
Workday Inc, 3.8000%, 4/1/32	7,100,000		6,379,598
			98,815,354
Total Corporate Bonds (cost $641,856,429)			601,573,855
Foreign Government Bonds – 26.7%
Australia Government Bond, 3.2500%, 4/21/29	39,267,000	AUD	25,246,181
Australia Government Bond, 2.7500%, 5/21/41	46,294,000	AUD	24,263,410
Australia Government Bond, 1.7500%, 6/21/51	12,500,000	AUD	4,612,275
Canadian Government Bond, 1.5000%, 6/1/31	25,399,000	CAD	16,314,109
Canadian Government Bond, 3.0000%, 6/1/34	27,750,000	CAD	19,436,361
European Union, 3.0000%, 12/4/34	10,912,978	EUR	11,520,654
Federal Republic of Germany Bond, 2.2000%, 2/15/34	11,300,000	EUR	11,812,849
Federal Republic of Germany Bond, 0%, 8/15/50	13,555,087	EUR	7,344,027
Federal Republic of Germany Bond, 1.8000%, 8/15/53	7,292,122	EUR	6,444,940
Japan Government Five Year Bond, 0.0050%, 6/20/27	2,500,000,000	JPY	15,365,823
Kingdom of Sweden Government Bond, 1.0000%, 11/12/26	140,100,000	SEK	12,799,964
Kingdom of Sweden Government Bond, 0.7500%, 11/12/29	64,165,000	SEK	5,664,539
Kingdom of Sweden Government Bond, 0.1250%, 5/12/31	277,085,000	SEK	22,806,048
Kingdom of the Netherlands Government Bond, 0.7500%, 7/15/28ž	24,244,519	EUR	24,058,534
Kingdom of the Netherlands Government Bond, 0.5000%, 7/15/32ž	22,642,116	EUR	20,359,357
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	11,379,581
New Zealand Government Bond, 1.5000%, 5/15/31	33,000,000	NZD	16,487,642
New Zealand Government Bond, 3.5000%, 4/14/33	15,961,000	NZD	8,919,951
United Kingdom Gilt, 3.2500%, 1/31/33	12,600,000	GBP	14,924,343
United Kingdom Gilt, 4.5000%, 9/7/34	9,935,481	GBP	12,854,029
Total Foreign Government Bonds (cost $326,776,454)			292,614,617
Mortgage-Backed Securities – 9.0%
Fannie Mae Pool:
3.5000%, 5/1/49	5,951,119		5,330,546
3.0000%, 9/1/50	8,091,899		6,903,485
3.5000%, 2/1/51	1,724,579		1,544,743
3.0000%, 1/1/52	2,181,414		1,882,577
3.0000%, 4/1/52	20,722,157		17,813,991
3.0000%, 6/1/52	9,590,878		8,221,205
3.0000%, 7/1/52	7,520,784		6,451,769
3.5000%, 8/1/52	3,444,815		3,087,063
3.5000%, 9/1/52	6,934,518		6,209,733
3.5000%, 9/1/52	2,150,929		1,920,805
4.5000%, 9/1/52	2,061,060		1,968,131
5.0000%, 10/1/53	2,558,403		2,485,693
5.0000%, 3/1/54	1,688,019		1,641,112
			65,460,853
Freddie Mac Pool:
3.0000%, 11/1/51	9,578,807		8,246,102
3.0000%, 5/1/52	10,378,148		8,936,106
3.0000%, 5/1/52	3,733,897		3,224,127
3.0000%, 6/1/52	1,446,602		1,239,862
4.0000%, 8/1/52	1,862,943		1,728,441
5.0000%, 4/1/54	8,448,768		8,214,330
5.0000%, 4/1/54	1,917,763		1,858,290
			33,447,258
Total Mortgage-Backed Securities (cost $103,739,879)			98,908,111
United States Treasury Notes/Bonds – 3.8%
4.6250%, 4/30/29	18,615,900		18,829,692
3.2500%, 6/30/29	11,943,200		11,346,506
4.0000%, 2/15/34	11,626,600		11,285,069
Total United States Treasury Notes/Bonds (cost $41,121,505)			41,461,267
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Investment Companies – 3.3%
Money Markets – 3.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $36,078,390)	36,071,176	$36,078,390
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	98,874	98,874
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 7/1/24	$24,719	24,719
Total Investments Purchased with Cash Collateral from Securities Lending (cost $123,593)		123,593
Total Investments (total cost $1,157,519,409) – 98.3%		1,076,681,033
Cash, Receivables and Other Assets, net of Liabilities – 1.7%		18,311,099
Net Assets – 100%		$1,094,992,132

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$508,610,083	47.2%
United Kingdom	172,811,740	16.1
Netherlands	65,271,228	6.1
Germany	58,534,378	5.4
Australia	54,121,866	5.0
Sweden	46,165,590	4.3
New Zealand	36,787,174	3.4
Canada	35,750,470	3.3
Switzerland	28,454,501	2.6
France	19,068,566	1.8
Japan	15,365,823	1.4
Supranational	11,520,654	1.1
Bermuda	8,499,500	0.8
Denmark	8,158,109	0.8
Belgium	7,561,351	0.7
Total	$1,076,681,033	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 3.3%
Money Markets - 3.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$74,365,513	$755,943,099	$(794,230,166)	$1,003	$(1,059)	$36,078,390	36,071,176	$1,652,632
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	2,763,468	22,475,716	(25,140,310)	-	-	98,874	98,874	16,857 ∆
Total Affiliated Investments - 3.3%
	$77,128,981	$778,418,815	$(819,370,476)	$1,003	$(1,059)	$36,177,264	36,170,050	$1,669,489
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2024

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	7/31/24	62,538,236	$(41,016,410)	$727,510
Australian Dollar	7/31/24	1,791,666	(1,197,716)	(1,789)
Australian Dollar	7/31/24	(66,979,382)	43,448,615	(1,259,745)
Australian Dollar	8/28/24	6,564,074	(4,363,183)	21,578
Australian Dollar	8/28/24	5,450,555	(3,654,075)	(13,139)
Australian Dollar	8/28/24	(85,295,123)	56,618,122	(358,487)
Australian Dollar	9/25/24	9,040,863	(6,024,743)	17,887
Australian Dollar	9/25/24	(57,392,961)	38,380,291	20,629
Australian Dollar	9/25/24	(1,392,112)	927,965	(2,479)
British Pound	7/31/24	38,305,227	(47,975,868)	447,075
British Pound	7/31/24	1,367,820	(1,737,741)	(8,634)
British Pound	7/31/24	(9,140,066)	11,597,646	43,375
British Pound	7/31/24	(38,137,865)	47,597,083	(614,293)
British Pound	8/28/24	22,675,797	(28,878,530)	(205,839)
British Pound	8/28/24	(71,594,170)	91,194,763	666,636
British Pound	9/25/24	779,081	(984,141)	1,146
British Pound	9/25/24	610,203	(773,959)	(2,249)
British Pound	9/25/24	(43,568,324)	55,388,994	289,034
Canadian Dollar	7/31/24	3,332,366	(2,445,102)	(7,103)
Canadian Dollar	7/31/24	1,486,177	(1,084,409)	2,895
Canadian Dollar	7/31/24	(2,130,912)	1,561,342	2,341
Canadian Dollar	7/31/24	(12,972,062)	9,448,162	(42,356)
Canadian Dollar	8/28/24	6,314,152	(4,611,138)	11,570
Canadian Dollar	8/28/24	1,200,600	(882,312)	(3,330)
Canadian Dollar	8/28/24	(5,820,264)	4,263,826	2,703
Canadian Dollar	8/28/24	(16,082,910)	11,765,777	(8,820)
Canadian Dollar	9/25/24	30,160	(22,086)	8
Canadian Dollar	9/25/24	(155,440)	114,019	145
Canadian Dollar	9/25/24	(33,811,006)	24,713,392	(55,981)
Euro	7/31/24	46,297,686	(50,002,451)	(350,013)
Euro	7/31/24	8,673,419	(9,300,683)	1,215
Euro	7/31/24	(119,636,076)	128,700,519	395,563
Euro	7/31/24	(5,573,832)	5,972,124	(5,589)
Euro	8/28/24	17,683,499	(19,206,530)	(214,682)
Euro	8/28/24	(79,923,090)	86,917,967	1,081,610
Euro	8/28/24	(3,115,930)	3,344,858	(1,611)
Euro	9/25/24	(70,330,440)	75,757,863	134,991
Euro	9/25/24	34,914	(37,446)	95
Euro	9/25/24	32,248	(34,730)	(56)
Euro	9/25/24	(81,433)	87,366	(195)
Japanese Yen	7/31/24	(833,315,753)	5,483,633	277,305
Japanese Yen	8/28/24	(833,315,753)	5,389,959	160,090
Japanese Yen	9/25/24	(833,315,753)	5,339,123	89,915
New Zealand Dollar	7/31/24	42,980,663	(25,944,472)	226,216
New Zealand Dollar	7/31/24	362,815	(221,986)	(1,071)
New Zealand Dollar	7/31/24	(59,390,992)	35,218,649	(944,198)
New Zealand Dollar	8/28/24	(42,222,637)	25,856,487	147,501
New Zealand Dollar	9/25/24	(2,362,507)	1,448,349	9,892
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2024

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Swedish Krona	7/31/24	427,806	$(39,689)	$759
Swedish Krona	7/31/24	(275,998,573)	25,424,427	(670,597)
Swedish Krona	8/28/24	(140,755,235)	13,192,525	(137,214)
Swedish Krona	9/25/24	134,519,911	(12,879,688)	(123,280)
Swedish Krona	9/25/24	(140,755,235)	13,529,359	181,662
Swiss Franc	7/31/24	23,194,957	(25,789,568)	134,701
Swiss Franc	7/31/24	1,211,047	(1,364,943)	(11,394)
Swiss Franc	7/31/24	(24,406,004)	27,153,670	(124,148)
Swiss Franc	8/28/24	22,877,516	(25,940,521)	(275,386)
Swiss Franc	8/28/24	(22,074,885)	24,953,270	188,566
Swiss Franc	8/28/24	76,375	(84,785)	896
Swiss Franc	8/28/24	(879,006)	971,171	(14,941)
Total				$(173,110)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10-Year Australian Bond	1,463	9/16/24	$110,806,015	$56,473
10-Year Canadian Bond	1,160	9/27/24	101,821,186	817,184
5 Year US Treasury Note	1,979	10/3/24	210,918,109	(472,939)
Euro-Bund	269	9/10/24	37,912,558	638,557
Long Gilt	895	9/30/24	110,370,513	481,625
Total				$1,520,900
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024
	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$5,285,509	$-	$5,285,509
*Futures contracts		1,993,839	$1,993,839
Total Asset Derivatives	$5,285,509	$1,993,839	$7,279,348
Liability Derivatives:
Forward foreign currency exchange contracts	$5,458,619	$-	$5,458,619
*Futures contracts		472,939	$472,939
Total Liability Derivatives	$5,458,619	$472,939	$5,931,558

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2024
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended June 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended June 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$(42,685,382)	$(42,685,382)
Forward foreign currency exchange contracts	-	20,389,838	-	$20,389,838
Swap contracts	(1,725,087)	-	-	$(1,725,087)
Total	$(1,725,087)	$20,389,838	$(42,685,382)	$(24,020,631)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$15,931,085	$15,931,085
Forward foreign currency exchange contracts	-	(570,192)	-	$(570,192)
Swap contracts	1,763,794	-	-	$1,763,794
Total	$1,763,794	$(570,192)	$15,931,085	$17,124,687
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2024
Credit default swaps:
Average notional amount - buy protection	$24,400,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	130,771,834
Average amounts sold - in USD	919,644,262
Futures contracts:
Average notional amount of contracts - long	784,516,963

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$5,285,509	$(5,285,509)	$—	$—
JPMorgan Chase Bank, National Association	119,128	—	(119,128)	—
Total	$5,404,637	$(5,285,509)	$(119,128)	$—
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2024

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability	Collateral Pledged	Net Amount
BNP Paribas	$5,458,619	$(5,285,509)	$—	$173,110

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Developed World Bond Fund
Notes to Schedule of Investments and Other Information

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2024 is
$139,462,180, which represents 12.7% of net assets.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
10 | June 30, 2024

Janus Henderson Developed World Bond Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$5,921,200	$-
Corporate Bonds	-	601,573,855	-
Foreign Government Bonds	-	292,614,617	-
Mortgage-Backed Securities	-	98,908,111	-
United States Treasury Notes/Bonds	-	41,461,267	-
Investment Companies	-	36,078,390	-
Investments Purchased with Cash Collateral from Securities Lending	-	123,593	-
Total Investments in Securities	$-	$1,076,681,033	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	5,285,509	-
Futures Contracts	1,993,839	-	-
Total Assets	$1,993,839	$1,081,966,542	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$5,458,619	$-
Futures Contracts	472,939	-	-
Total Liabilities	$472,939	$5,458,619	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 11

Janus Henderson Developed World Bond Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $1,121,342,145)(1)	$1,040,503,769
Affiliated investments, at value (cost $36,177,264)	36,177,264
Deposits with brokers for futures	12,392,214
Forward foreign currency exchange contracts	5,285,509
Cash denominated in foreign currency (cost $1,321,425)	1,321,425
Variation margin receivable on futures contracts	885,998
Trustees' deferred compensation	30,140
Receivables:
Interest	9,323,587
Fund shares sold	816,402
Investments sold	653,460
Foreign tax reclaims	168,981
Dividends from affiliates	116,046
Other assets	103,374
Total Assets	1,107,778,169
Liabilities:
Collateral for securities loaned (Note 3)	123,593
Forward foreign currency exchange contracts	5,458,619
Variation margin payable on futures contracts	1,086,730
Payables:
Fund shares repurchased	3,289,329
Investments purchased	1,808,810
Advisory fees	334,172
Transfer agent fees and expenses	197,892
Dividends	156,709
Professional fees	83,051
Trustees' deferred compensation fees	30,140
12b-1 Distribution and shareholder servicing fees	17,927
Custodian fees	17,380
Trustees' fees and expenses	7,410
Affiliated fund administration fees payable	2,355
Accrued expenses and other payables	171,920
Total Liabilities	12,786,037
Commitments and contingent liabilities (Note 4)
Net Assets	$1,094,992,132
See footnotes at the end of the Statement.
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Developed World Bond Fund
Statement of Assets and Liabilities
June 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,633,358,035
Total distributable earnings (loss)	(538,365,903)
Total Net Assets	$1,094,992,132
Net Assets - Class A Shares	$43,893,397
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,793,135
Net Asset Value Per Share(2)	$7.58
Maximum Offering Price Per Share(3)	$7.96
Net Assets - Class C Shares	$10,531,631
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,400,674
Net Asset Value Per Share(2)	$7.52
Net Assets - Class D Shares	$29,135,204
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,848,592
Net Asset Value Per Share	$7.57
Net Assets - Class I Shares	$822,179,009
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	108,978,398
Net Asset Value Per Share	$7.54
Net Assets - Class N Shares	$167,126,806
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	22,146,794
Net Asset Value Per Share	$7.55
Net Assets - Class S Shares	$183,820
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	24,294
Net Asset Value Per Share	$7.57
Net Assets - Class T Shares	$21,942,265
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,900,518
Net Asset Value Per Share	$7.56

(1)	Includes $119,128 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Developed World Bond Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Interest	$41,991,437
Dividends from affiliates	1,652,632
Affiliated securities lending income, net	16,857
Unaffiliated securities lending income, net	4,159
Other income	835,091
Foreign tax withheld	(123,663)
Total Investment Income	44,376,513
Expenses:
Advisory fees	7,234,301
12b-1 Distribution and shareholder servicing fees:
Class A Shares	117,127
Class C Shares	126,241
Class S Shares	704
Transfer agent administrative fees and expenses:
Class D Shares	30,200
Class S Shares	729
Class T Shares	72,914
Transfer agent networking and omnibus fees:
Class A Shares	99,473
Class C Shares	11,803
Class I Shares	1,358,410
Other transfer agent fees and expenses:
Class A Shares	2,991
Class C Shares	652
Class D Shares	5,475
Class I Shares	56,742
Class N Shares	7,939
Class S Shares	25
Class T Shares	2,929
Registration fees	163,756
Shareholder reports expense	158,406
Professional fees	100,702
Custodian fees	99,909
Affiliated fund administration fees	33,692
Trustees' fees and expenses	28,259
Other expenses	250,437
Total Expenses	9,963,816
Less: Excess Expense Reimbursement and Waivers	(1,794,572)
Net Expenses	8,169,244
Net Investment Income/(Loss)	36,207,269
See Notes to Financial Statements.
14 | June 30, 2024

Janus Henderson Developed World Bond Fund
Statement of Operations
For the year ended June 30, 2024
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(52,215,072)
Investments in affiliates	1,003
Forward foreign currency exchange contracts	20,389,838
Futures contracts	(42,685,382)
Swap contracts	(1,725,087)
Total Net Realized Gain/(Loss) on Investments	(76,234,700)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	61,829,810
Investments in affiliates	(1,059)
Forward foreign currency exchange contracts	(570,192)
Futures contracts	15,931,085
Swap contracts	1,763,794
Total Change in Unrealized Net Appreciation/Depreciation	78,953,438
Net Increase/(Decrease) in Net Assets Resulting from Operations	$38,926,007
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Developed World Bond Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$36,207,269	$37,200,008
Net realized gain/(loss) on investments	(76,234,700)	(273,606,662)
Change in unrealized net appreciation/depreciation	78,953,438	147,973,329
Net Increase/(Decrease) in Net Assets Resulting from Operations	38,926,007	(88,433,325)
Dividends and Distributions to Shareholders:
Class A Shares	—	(5,830,159)
Class C Shares	—	(1,613,123)
Class D Shares	—	(2,333,968)
Class I Shares	—	(126,880,529)
Class N Shares	—	(10,020,418)
Class S Shares	—	(42,120)
Class T Shares	—	(4,513,172)
Total Dividends and Distributions to Shareholders	—	(151,233,489)
Return of Capital on Dividends and Distributions:
Class A Shares	(1,275,732)	—
Class C Shares	(233,021)	—
Class D Shares	(722,357)	—
Class I Shares	(29,223,966)	—
Class N Shares	(4,406,806)	—
Class S Shares	(6,223)	—
Class T Shares	(714,336)	—
Total Return of Capital on Dividends and Distributions	(36,582,441)	—
Net Decrease from Dividends and Distributions to Shareholders	(36,582,441)	(151,233,489)
Capital Share Transactions:
Class A Shares	(18,864,651)	(10,105,427)
Class C Shares	(6,537,898)	(7,083,837)
Class D Shares	2,876,419	(35,365)
Class I Shares	(443,501,866)	(428,407,048)
Class N Shares	42,200,371	13,180,626
Class S Shares	(279,838)	(50,447)
Class T Shares	(14,956,733)	(30,673,057)
Net Increase/(Decrease) from Capital Share Transactions	(439,064,196)	(463,174,555)
Net Increase/(Decrease) in Net Assets	(436,720,630)	(702,841,369)
Net Assets:
Beginning of period	1,531,712,762	2,234,554,131
End of period	$1,094,992,132	$1,531,712,762
See Notes to Financial Statements.
16 | June 30, 2024

Janus Henderson Developed World Bond Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.55	$8.60	$9.93	$9.94	$9.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.15	0.12	0.17	0.14
Net realized and unrealized gain/(loss)	0.03	(0.51)	(1.33)	0.26	0.44
Total from Investment Operations	0.22	(0.36)	(1.21)	0.43	0.58
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.69)	(0.12)	(0.44)	(0.30)
Distributions (from capital gains)	—	—	—	—	(0.03)
Return of capital	(0.19)	—	—	—	—
Total Dividends and Distributions	(0.19)	(0.69)	(0.12)	(0.44)	(0.33)
Net Asset Value, End of Period	$7.58	$7.55	$8.60	$9.93	$9.94
Total Return*	2.98%	(4.20)%	(12.28)%	4.30%	6.07%
Net Assets, End of Period (in thousands)	$43,893	$62,774	$81,662	$116,629	$59,079
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.02%	1.00%	0.93%	0.92%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.80%	0.83%	0.83%	0.90%
Ratio of Net Investment Income/(Loss)	2.46%	1.90%	1.25%	1.69%	1.45%
Portfolio Turnover Rate	29%	60%	86%	37%	88%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Developed World Bond Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.49	$8.54	$9.85	$9.87	$9.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.09	0.05	0.10	0.07
Net realized and unrealized gain/(loss)	0.04	(0.51)	(1.31)	0.24	0.43
Total from Investment Operations	0.17	(0.42)	(1.26)	0.34	0.50
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.63)	(0.05)	(0.36)	(0.23)
Distributions (from capital gains)	—	—	—	—	(0.03)
Return of capital	(0.14)	—	—	—	—
Total Dividends and Distributions	(0.14)	(0.63)	(0.05)	(0.36)	(0.26)
Net Asset Value, End of Period	$7.52	$7.49	$8.54	$9.85	$9.87
Total Return*	2.24%	(4.94)%	(12.83)%	3.47%	5.26%
Net Assets, End of Period (in thousands)	$10,532	$17,016	$26,901	$36,918	$37,641
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.66%	1.64%	1.59%	1.60%	1.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.53%	1.55%	1.54%	1.55%	1.62%
Ratio of Net Investment Income/(Loss)	1.73%	1.11%	0.54%	0.99%	0.74%
Portfolio Turnover Rate	29%	60%	86%	37%	88%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | June 30, 2024

Janus Henderson Developed World Bond Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.54	$8.60	$9.92	$9.93	$9.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.16	0.13	0.19	0.16
Net realized and unrealized gain/(loss)	0.03	(0.52)	(1.31)	0.25	0.43
Total from Investment Operations	0.23	(0.36)	(1.18)	0.44	0.59
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.70)	(0.14)	(0.45)	(0.32)
Distributions (from capital gains)	—	—	—	—	(0.03)
Return of capital	(0.20)	—	—	—	—
Total Dividends and Distributions	(0.20)	(0.70)	(0.14)	(0.45)	(0.35)
Net Asset Value, End of Period	$7.57	$7.54	$8.60	$9.92	$9.93
Total Return*	3.11%	(4.21)%	(12.06)%	4.43%	6.17%
Net Assets, End of Period (in thousands)	$29,135	$26,217	$29,812	$39,211	$30,219
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.75%	0.69%	0.70%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.69%	0.68%	0.69%	0.73%
Ratio of Net Investment Income/(Loss)	2.61%	2.03%	1.40%	1.86%	1.65%
Portfolio Turnover Rate	29%	60%	86%	37%	88%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Developed World Bond Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.52	$8.57	$9.89	$9.91	$9.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.17	0.14	0.19	0.17
Net realized and unrealized gain/(loss)	0.03	(0.51)	(1.31)	0.25	0.43
Total from Investment Operations	0.23	(0.34)	(1.17)	0.44	0.60
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.71)	(0.15)	(0.46)	(0.32)
Distributions (from capital gains)	—	—	—	—	(0.03)
Return of capital	(0.21)	—	—	—	—
Total Dividends and Distributions	(0.21)	(0.71)	(0.15)	(0.46)	(0.35)
Net Asset Value, End of Period	$7.54	$7.52	$8.57	$9.89	$9.91
Total Return*	3.10%	(3.98)%	(12.01)%	4.46%	6.36%
Net Assets, End of Period (in thousands)	$822,179	$1,263,864	$1,894,294	$2,151,534	$1,348,740
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.72%	0.69%	0.64%	0.65%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.58%	0.58%	0.58%	0.65%
Ratio of Net Investment Income/(Loss)	2.69%	2.07%	1.52%	1.94%	1.71%
Portfolio Turnover Rate	29%	60%	86%	37%	88%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | June 30, 2024

Janus Henderson Developed World Bond Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.52	$8.57	$9.90	$9.91	$9.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.17	0.15	0.19	0.18
Net realized and unrealized gain/(loss)	0.03	(0.51)	(1.33)	0.26	0.42
Total from Investment Operations	0.24	(0.34)	(1.18)	0.45	0.60
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.71)	(0.15)	(0.46)	(0.33)
Distributions (from capital gains)	—	—	—	—	(0.03)
Return of capital	(0.21)	—	—	—	—
Total Dividends and Distributions	(0.21)	(0.71)	(0.15)	(0.46)	(0.36)
Net Asset Value, End of Period	$7.55	$7.52	$8.57	$9.90	$9.91
Total Return*	3.24%	(4.00)%	(12.06)%	4.58%	6.32%
Net Assets, End of Period (in thousands)	$167,127	$124,577	$126,445	$69,800	$31,829
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.61%	0.59%	0.55%	0.56%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.58%	0.55%	0.56%	0.59%
Ratio of Net Investment Income/(Loss)	2.77%	2.16%	1.59%	1.94%	1.82%
Portfolio Turnover Rate	29%	60%	86%	37%	88%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Developed World Bond Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.54	$8.59	$9.91	$9.93	$9.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.14	0.10	0.15	0.13
Net realized and unrealized gain/(loss)	0.03	(0.51)	(1.32)	0.25	0.42
Total from Investment Operations	0.20	(0.37)	(1.22)	0.40	0.55
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.68)	(0.10)	(0.42)	(0.28)
Distributions (from capital gains)	—	—	—	—	(0.03)
Return of capital	(0.17)	—	—	—	—
Total Dividends and Distributions	(0.17)	(0.68)	(0.10)	(0.42)	(0.31)
Net Asset Value, End of Period	$7.57	$7.54	$8.59	$9.91	$9.93
Total Return*	2.70%	(4.42)%	(12.38)%	3.99%	5.83%
Net Assets, End of Period (in thousands)	$184	$470	$585	$527	$224
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.10%	1.64%	1.50%	1.62%	2.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.05%	1.04%	1.03%	1.02%	1.06%
Ratio of Net Investment Income/(Loss)	2.17%	1.67%	1.06%	1.50%	1.31%
Portfolio Turnover Rate	29%	60%	86%	37%	88%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | June 30, 2024

Janus Henderson Developed World Bond Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.54	$8.59	$9.91	$9.93	$9.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.15	0.13	0.17	0.15
Net realized and unrealized gain/(loss)	0.03	(0.51)	(1.32)	0.25	0.44
Total from Investment Operations	0.21	(0.36)	(1.19)	0.42	0.59
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.69)	(0.13)	(0.44)	(0.31)
Distributions (from capital gains)	—	—	—	—	(0.03)
Return of capital	(0.19)	—	—	—	—
Total Dividends and Distributions	(0.19)	(0.69)	(0.13)	(0.44)	(0.34)
Net Asset Value, End of Period	$7.56	$7.54	$8.59	$9.91	$9.93
Total Return*	2.84%	(4.22)%	(12.17)%	4.23%	6.17%
Net Assets, End of Period (in thousands)	$21,942	$36,795	$74,856	$118,467	$100,323
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.86%	0.83%	0.78%	0.81%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.82%	0.77%	0.79%	0.83%
Ratio of Net Investment Income/(Loss)	2.44%	1.81%	1.31%	1.74%	1.52%
Portfolio Turnover Rate	29%	60%	86%	37%	88%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Developed World Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through current income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended June 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements
currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements
defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the
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Notes to Financial Statements
counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at June 30, 2024.
3.
Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic
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Notes to Financial Statements
recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or
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Notes to Financial Statements
willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements
affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $119,128. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2024 is $123,593, resulting in the net amount due to the counterparty of $4,465.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.55
Next $500 Million	0.50
Above $1.5 Billion	0.45
The Fund’s actual investment advisory fee rate for the reporting period was 0.53% of average annual net assets before any applicable waivers.
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Notes to Financial Statements
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.57%. The Adviser has agreed to continue the waivers for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements
Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $1,193.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $944.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
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Notes to Financial Statements
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
As of June 30, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	39	6
Class S Shares	-	-
Class T Shares	-	-
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The Fund has elected to defer qualified late-year losses as noted in the table below. These losses will be deferred for tax purposes and recognized during the next fiscal year.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$-	$(425,903,569)	$(30,713,444)	$942,571	$(82,691,461)
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(229,391,799)	$(196,511,770)	$(425,903,569)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle loss deferrals, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,159,372,494	$5,444,462	$(88,135,923)	$(82,691,461)
Information on the tax components of derivatives as of June 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$474,133	$873,657	$-	$873,657
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$-	$36,582,441	$25,998,702

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$151,233,489	$-	$-	$-
38 | June 30, 2024

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,040,379	$7,835,548	1,825,554	$14,740,687
Reinvested dividends and distributions	145,712	1,099,241	652,142	5,051,901
Shares repurchased	(3,707,847)	(27,799,440)	(3,656,662)	(29,898,015)
Net Increase/(Decrease)	(2,521,756)	$(18,864,651)	(1,178,966)	$(10,105,427)
Class C Shares:
Shares sold	286,424	$2,143,791	215,007	$1,727,806
Reinvested dividends and distributions	29,610	221,872	195,316	1,497,608
Shares repurchased	(1,186,396)	(8,903,561)	(1,288,629)	(10,309,251)
Net Increase/(Decrease)	(870,362)	$(6,537,898)	(878,306)	$(7,083,837)
Class D Shares:
Shares sold	1,743,845	$13,191,171	477,478	$3,798,154
Reinvested dividends and distributions	92,387	697,459	286,006	2,216,282
Shares repurchased	(1,462,915)	(11,012,211)	(756,072)	(6,049,801)
Net Increase/(Decrease)	373,317	$2,876,419	7,412	$(35,365)
Class I Shares:
Shares sold	43,046,418	$323,972,067	95,536,255	$778,007,707
Reinvested dividends and distributions	3,642,548	27,385,493	15,329,937	118,519,077
Shares repurchased	(105,813,392)	(794,859,426)	(163,752,700)	(1,324,933,832)
Net Increase/(Decrease)	(59,124,426)	$(443,501,866)	(52,886,508)	$(428,407,048)
Class N Shares:
Shares sold	18,704,920	$141,558,018	6,992,628	$55,766,678
Reinvested dividends and distributions	570,043	4,291,342	1,243,015	9,607,045
Shares repurchased	(13,690,769)	(103,648,989)	(6,420,382)	(52,193,097)
Net Increase/(Decrease)	5,584,194	$42,200,371	1,815,261	$13,180,626
Class S Shares:
Shares sold	2,118	$15,925	2,505	$20,204
Reinvested dividends and distributions	826	6,223	5,451	42,120
Shares repurchased	(40,964)	(301,986)	(13,706)	(112,771)
Net Increase/(Decrease)	(38,020)	$(279,838)	(5,750)	$(50,447)
Class T Shares:
Shares sold	535,916	$4,035,380	1,829,763	$14,844,807
Reinvested dividends and distributions	88,769	668,669	559,121	4,332,015
Shares repurchased	(2,605,196)	(19,660,782)	(6,221,943)	(49,849,879)
Net Increase/(Decrease)	(1,980,511)	$(14,956,733)	(3,833,059)	$(30,673,057)
7.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$295,137,658	$749,387,894	$80,673,596	$39,793,454
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 39

Janus Henderson Developed World Bond Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Developed World Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Developed World Bond Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
40 | June 30, 2024

Janus Henderson Developed World Bond Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Return of Capital Distributions	$36,582,441
Janus Investment Fund | 41

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
42 | June 30, 2024

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 43

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
44 | June 30, 2024

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
Janus Investment Fund | 45

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
46 | June 30, 2024

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson Developed World Bond Fund
Notes
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93077 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Flexible Bond Fund
Janus Investment Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 30.4%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 6.5070%, 9/15/34ž,‡	$4,050,930	$3,867,061
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68ž,Ç	4,417,648	4,385,226
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26ž	168,929	168,743
Aimco 2020-11A AR, CME Term SOFR 3 Month + 1.3916%, 6.7087%, 10/17/34ž,‡	1,763,000	1,764,469
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	336,297	325,854
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	328,842	316,703
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	1,180,341	1,075,972
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	864,104	791,961
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	1,211,055	1,172,991
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	6,803,396	6,603,384
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	4,659,000	4,493,332
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	1,371,303	1,234,477
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 6.7498%, 7/20/37ž,‡	5,206,062	5,218,343
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.7085%, 7/18/34ž,‡	1,486,000	1,488,446
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	710,405	701,350
Babson CLO Ltd 2018-3A A1, CME Term SOFR 3 Month + 1.2116%, 6.5362%, 7/20/29ž,‡	387,758	387,740
Babson CLO Ltd 2019-3A A1R, CME Term SOFR 3 Month + 1.3316%, 6.6562%, 4/21/31ž,‡	6,351,000	6,356,360
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 0%, 7/20/37ž,‡	8,303,920	8,303,920
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 0%, 7/20/37ž,‡	1,159,727	1,159,727
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	1,774,000	1,237,886
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 C, 0.6638%, 1/27/50ž,‡	2,013,267	1,692,552
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 D, 0.5906%, 1/27/50ž,‡	1,647,399	1,342,843
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.5069%, 1/27/50ž,‡	2,396,255	1,900,316
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	9,721,000	8,991,716
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 0%, 7/15/37ž,‡	5,023,000	5,023,000
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 7.2268%, 4/15/37ž,‡	7,374,000	7,376,560
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	6,286,000	6,517,660
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	4,546,702	4,244,570
BX Commercial Mortgage Trust 2019-MMP C, CME Term SOFR 1 Month + 1.4940%, 6.8230%, 8/15/36ž,‡	1,454,720	1,423,994
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	2,160,000	1,922,002
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	4,295,000	3,816,499
BX Commercial Mortgage Trust 2020-VKNG A, CME Term SOFR 1 Month + 1.0445%, 6.3735%, 10/15/37ž,‡	1,012,642	1,006,946
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 6.2435%, 2/15/36ž,‡	5,348,000	5,283,338
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 6.2435%, 2/15/36ž,‡	4,808,914	4,747,902
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 6.0958%, 5/15/38ž,‡	1,061,961	1,048,418
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 6.3933%, 9/15/36ž,‡	6,188,000	6,097,470
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
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Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 7.0933%, 9/15/36ž,‡	$6,499,000	$6,417,137
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 6.0780%, 4/15/39ž,‡	5,005,535	4,925,782
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 7.2688%, 11/15/28ž,‡	5,526,864	5,485,463
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 8.0178%, 11/15/28ž,‡	4,740,391	4,669,369
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.8114%, 7/16/29ž,‡	6,380,507	6,358,215
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.7662%, 1/22/35ž,‡	7,300,000	7,302,840
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 7.3362%, 1/22/35ž,‡	2,775,193	2,777,816
Cedar Funding Ltd 2019-11A A1R, CME Term SOFR 3 Month + 1.3116%, 6.6545%, 5/31/32ž,‡	5,305,000	5,306,602
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.9488%, 9/15/38ž,‡	6,425,000	6,453,156
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	7,105,112	6,500,285
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	2,608,695	2,331,673
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,421,195	5,345,940
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,903,775	15,542,574
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28ž	403,573	399,030
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 6.5354%, 2/25/50ž,‡	2,865,000	2,764,388
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 0%, 7/17/37ž,‡	9,129,000	9,129,000
CIFC Funding Ltd 2021-4A A, CME Term SOFR 3 Month + 1.3116%, 6.6402%, 7/15/33ž,‡	5,567,595	5,574,181
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 7.1880%, 1/23/35ž,‡	2,232,376	2,234,599
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	1,838,261	1,812,934
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61ž,Ç	1,084,021	1,054,395
Cold Storage Trust 2020-ICE5 A, CME Term SOFR 1 Month + 1.0145%, 6.3415%, 11/15/37ž,‡	10,993,766	10,958,960
Cold Storage Trust 2020-ICE5 B, CME Term SOFR 1 Month + 1.4145%, 6.7415%, 11/15/37ž,‡	4,888,412	4,869,211
Cold Storage Trust 2020-ICE5 C, CME Term SOFR 1 Month + 1.7645%, 7.0915%, 11/15/37ž,‡	4,906,106	4,892,632
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	259,937	246,772
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 7.1410%, 6/17/41ž,‡	6,351,784	6,321,322
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.3354%, 11/25/41ž,‡	8,533,255	8,585,381
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 6.1854%, 12/25/41ž,‡	1,498,207	1,496,334
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.9854%, 12/25/41ž,‡	3,943,000	3,965,019
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 8.4854%, 12/25/41ž,‡	6,109,000	6,276,848
Connecticut Avenue Securities Trust 2022-R03 1M1, US 30 Day Average SOFR + 2.1000%, 7.4354%, 3/25/42ž,‡	2,758,771	2,800,686
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 7.2354%, 4/25/42ž,‡	382,779	385,947
Connecticut Avenue Securities Trust 2023-R03 2M1, US 30 Day Average SOFR + 2.5000%, 7.8354%, 4/27/43ž,‡	3,118,799	3,176,042
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 7.0354%, 7/27/43ž,‡	3,419,747	3,443,024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 7.2850%, 9/25/43ž,‡	$1,542,063	$1,553,879
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.8354%, 10/26/43ž,‡	3,034,644	3,052,398
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 6.3854%, 1/25/44ž,‡	2,751,508	2,751,505
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 6.4850%, 3/25/44ž,‡	1,670,760	1,670,758
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 6.4237%, 5/25/44ž,‡	2,568,480	2,568,477
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	888,412	887,098
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	2,637,368	2,663,907
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	989,903	995,708
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	6,288,000	6,146,920
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	2,520,871	2,374,021
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	7,528,000	6,817,804
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	887,107	870,857
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40ž	5,277,000	5,413,654
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	5,000,717	5,103,112
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	7,083,000	6,390,433
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 0%, 7/20/37ž,‡	10,125,000	10,125,000
Elmwood CLO VIII Ltd 2019-2A AR, CME Term SOFR 3 Month + 1.4116%, 6.7362%, 4/20/34ž,‡	2,239,000	2,242,934
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	2,295,957	2,241,327
Fannie Mae REMICS, 3.0000%, 5/25/48	4,154,707	3,696,677
Fannie Mae REMICS, 3.0000%, 11/25/49	5,435,073	4,756,078
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	3,057,388	3,049,620
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	2,647,687	2,655,601
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	8,093,422	6,798,908
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	1,290,280	1,249,029
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1, US 30 Day Average SOFR + 0.8000%, 6.1354%, 10/25/41ž,‡	1,455,707	1,454,809
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 7.4354%, 9/25/41ž,‡	1,319,182	1,326,635
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 7.6854%, 12/25/41ž,‡	7,413,000	7,499,310
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 7.4354%, 3/25/42ž,‡	5,687,416	5,738,574
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 7.4350%, 4/27/43ž,‡	1,746,845	1,779,684
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 7.3354%, 6/25/43ž,‡	406,097	408,783
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 7.1854%, 11/25/43ž,‡	2,797,749	2,835,271
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 6.5354%, 5/25/44ž,‡	3,678,854	3,685,006
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49ž,◊	2,852,700	2,727,902
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49ž,¤	21,366,586	3,628
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49ž,¤	7,178,264	2,019
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	13,903,450	11,534,474
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	6,441,936	6,396,010
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54ž,‡	6,488,266	6,515,529
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 7.0496%, 3/1/28ž,‡	1,985,000	1,992,782
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 7.0201%, 5/15/41ž,‡	7,775,000	7,763,367
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 7.2880%, 1/23/35ž,‡	2,113,425	2,113,425
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž	6,504,000	6,502,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	$1,475,000	$1,392,874
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	1,307,130	1,281,599
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68ž,Ç	3,019,741	2,993,429
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A, 3.2865%, 1/10/37ž	6,185,000	6,076,989
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B, 3.6401%, 1/10/37ž	4,370,000	4,258,341
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26ž	138,179	137,741
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	1,852,220	1,845,761
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 6.8911%, 6/15/26ž,‡	5,125,301	5,099,526
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	2,076,681	2,042,201
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,736,465	1,746,775
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,668,736	1,680,782
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž	2,098,285	2,099,767
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 6.1435%, 3/15/38ž,‡	11,607,895	11,398,803
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 6.5435%, 3/15/38ž,‡	6,486,620	6,311,915
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 6.6241%, 5/16/39ž,‡	6,610,000	6,503,207
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	2,028,575	2,029,329
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	1,594,000	1,594,105
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 6.5762%, 4/20/32ž,‡	7,174,000	7,181,239
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	1,710,000	1,719,532
MED Trust 2021-MDLN E, CME Term SOFR 1 Month + 3.2645%, 8.5935%, 11/15/38ž,‡	8,277,275	8,271,766
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	4,060,844	3,782,745
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	5,092,724	4,744,587
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	4,780,626	4,036,011
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	2,389,416	2,268,664
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	4,532,000	4,563,298
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 6.2444%, 4/15/38ž,‡	8,794,244	8,717,882
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 6.7944%, 4/15/38ž,‡	4,964,334	4,912,371
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 7.0588%, 3/15/39ž,‡	3,015,000	2,986,862
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	1,708,101	1,634,720
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.9701%, 3/15/41ž,‡	9,402,000	9,370,928
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	808,364	780,813
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,937,768	1,826,988
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	4,514,676	4,228,826
Oceanview Mortgage Trust 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	5,574,859	5,154,538
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	5,313,183	4,930,103
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51ž,‡	2,780,142	2,336,812
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	8,235,183	6,954,959
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	10,914,293	9,059,807
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	4,628,022	3,782,675
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 8.4179%, 10/15/28ž,‡	3,728,978	3,774,080
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 10.5648%, 10/15/28ž,‡	1,399,443	1,402,403
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29ž	$252,023	$250,703
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53ž,Ç	6,719,896	6,822,412
PRP Advisors LLC 2020-4 A1, 5.6100%, 10/25/25ž,Ç	2,614,584	2,604,147
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26ž,Ç	4,625,219	4,496,164
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26ž,Ç	8,729,164	8,475,703
PRP Advisors LLC 2021-RPL2 A1, 1.4550%, 10/25/51ž,‡	5,572,888	4,942,243
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	6,584,189	6,480,297
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,596,402	1,514,486
Rad CLO Ltd 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.9136%, 1/25/33ž,‡	3,917,677	3,943,487
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 0%, 7/17/37ž,‡	9,143,014	9,143,014
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 7.2862%, 1/22/35ž,‡	2,192,711	2,195,200
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 0%, 7/15/39ž,‡	5,215,918	5,215,918
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	8,078,195	8,430,095
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	4,250,750	4,378,893
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	2,800,464	2,793,248
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	3,001,715	3,049,267
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	4,628,000	4,665,717
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,‡	5,238,000	5,237,906
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	246,324	243,617
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	1,839,437	1,829,772
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	496,366	425,817
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	400,861	343,076
Signal Peak CLO LLC 2022-12A A1, 7.1207%, 7/10/28ž,‡	9,142,000	9,485,583
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3290%, 1/15/39ž,‡	3,548,000	3,503,838
Sound Point CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.3416%, 6.6662%, 1/20/32ž,‡	6,462,000	6,465,011
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 6.1741%, 11/15/38ž,‡	780,800	774,580
Stack Infrastructure Issuer LLC 2024-1A A2, 5.9000%, 3/25/49ž	3,155,000	3,117,779
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51ž	2,430,523	1,991,242
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	4,402,712	4,735,446
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	6,674,443	6,886,475
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26ž	854,490	848,965
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	4,842,811	4,500,407
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32ž	790,295	786,322
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32ž	33,074	33,039
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	6,324,000	5,991,795
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	4,083,000	3,603,319
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 6.3435%, 7/15/39ž,‡	3,768,000	3,497,739
VCAT Asset Securitization LLC 2021-NPL1 A1, 5.2891%, 12/26/50ž,Ç	358,500	355,946
VMC Finance LLC 2021-HT1 A, CME Term SOFR 1 Month + 1.7645%, 7.0964%, 1/19/37ž,‡	2,331,897	2,285,214
WB Commercial Mortgage Trust 2024-HQ A, 6.1344%, 3/15/40ž,‡	4,389,000	4,377,499
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.2645%, 6.5935%, 2/15/40ž,‡	1,200,838	1,191,909
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	2,430,814	2,032,914
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	1,041,080	997,877
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	3,845,546	3,558,500
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	3,398,178	3,412,863
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43ž,‡	5,198,159	5,251,989
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	9,085,432	9,203,732
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	3,723,407	3,709,410
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	$11,693,404	$11,843,865
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	3,798,283	3,830,385
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $807,999,874)		792,318,779
Bank Loans and Mezzanine Loans – 1.9%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 1 Month + 2.50000%, 7.8291%, 6/18/31ƒ,‡	3,911,156	3,906,267
Consumer Non-Cyclical – 0.3%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.25000%, 7.5887%, 6/26/31ƒ,‡	1,625,000	1,629,063
Medline Borrower LP, CME Term SOFR 1 Month + 2.25000%, 7.5779%, 10/23/28ƒ,‡	6,323,000	6,323,000
		7,952,063
Industrial – 0.6%
AECOM Technology, CME Term SOFR 1 Month + 1.8750%, 7.2189%, 4/17/31‡	6,410,000	6,443,396
APi Group DE Inc, CME Term SOFR 1 Month + 2.0000%, 7.3439%, 12/18/28‡	8,691,065	8,680,983
		15,124,379
Technology – 0.4%
SS&C Technologies Inc, CME Term SOFR 1 Month + 2.0000%, 7.3439%, 5/9/31‡	10,910,665	11,020,911
Transportation – 0.5%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 2.0000%, 7.3346%, 4/10/31ƒ,‡	12,734,386	12,716,812
Total Bank Loans and Mezzanine Loans (cost $50,584,857)		50,720,432
Corporate Bonds – 36.2%
Banking – 5.7%
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	5,001,000	5,144,504
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,μ	8,517,000	8,481,671
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	6,616,000	7,135,337
Bank of Montreal, US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	5,173,000	4,233,162
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	4,430,000	4,117,981
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30ž,‡	4,407,000	4,360,841
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,040,000	3,110,478
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡,#	1,489,000	1,496,082
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	6,014,000	6,620,636
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	4,099,000	4,072,217
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 9.0070%‡,μ	916,000	913,689
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	7,753,000	8,721,298
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	4,463,000	4,574,969
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	1,687,000	1,672,309
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	9,544,000	9,576,028
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	6,113,000	6,316,077
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	2,967,000	2,944,245
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	3,572,000	3,788,495
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,μ	3,293,000	3,283,581
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,520,000	6,498,840
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,212,000	4,429,779
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	4,393,000	4,370,872
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	6,946,000	7,570,218
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	2,568,000	2,636,128
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	2,666,000	2,659,056
Truist Financial Corp, SOFR + 1.9220%, 5.7110%, 1/24/35‡	2,196,000	2,186,414
UBS Group AG, US Treasury Yield Curve Rate 1 Year + 1.5200%, 5.4280%, 2/8/30ž,‡	5,065,000	5,054,943
UBS Group AG, 5.6990%, 2/8/35ž	4,275,000	4,270,640
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	5,725,000	5,740,338
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	4,101,000	4,116,729
Wells Fargo & Co, SOFR + 1.5000%, 5.1980%, 1/23/30‡	8,122,000	8,087,898
		148,185,455
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Basic Industry – 1.1%
Celanese US Holdings LLC, 6.3500%, 11/15/28	$2,939,000	$3,019,766
Celanese US Holdings LLC, 6.3300%, 7/15/29	2,911,000	2,993,943
Celanese US Holdings LLC, 6.5500%, 11/15/30	4,636,000	4,844,588
Graphic Packaging International LLC, 6.3750%, 7/15/32ž,#	13,074,000	13,057,622
Novelis Corp, 3.2500%, 11/15/26ž	3,692,000	3,474,188
		27,390,107
Brokerage – 1.6%
Blue Owl Finance LLC, 6.2500%, 4/18/34ž	10,395,000	10,422,444
Intercontinental Exchange Inc, 5.2500%, 6/15/31	3,008,000	3,024,978
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	11,249,000	11,535,559
LPL Holdings Inc, 6.0000%, 5/20/34	5,185,000	5,177,219
Nasdaq Inc, 5.3500%, 6/28/28	1,472,000	1,485,365
Nasdaq Inc, 5.5500%, 2/15/34	9,845,000	9,858,340
		41,503,905
Capital Goods – 3.2%
BAE Systems PLC, 5.1250%, 3/26/29ž	2,597,000	2,585,436
BAE Systems PLC, 5.2500%, 3/26/31ž	974,000	971,392
Berry Global Inc, 5.8000%, 6/15/31ž	8,973,000	8,959,889
Berry Global Inc, 5.6500%, 1/15/34ž	7,910,000	7,725,763
Boeing Co/The, 6.2980%, 5/1/29ž	2,101,000	2,130,541
Boeing Co/The, 6.3880%, 5/1/31ž	5,260,000	5,354,979
Boeing Co/The, 6.5280%, 5/1/34ž	5,064,000	5,185,027
Boeing Co/The, 6.8580%, 5/1/54ž	2,218,000	2,276,049
Boeing Co/The, 7.0080%, 5/1/64ž	1,078,000	1,103,732
Bombardier Inc, 7.0000%, 6/1/32ž	9,123,000	9,249,728
EMRLD Borrower LP / Emerald Co-Issuer Inc, 6.7500%, 7/15/31ž	5,925,000	5,999,062
L3Harris Technologies Inc, 5.4000%, 7/31/33	5,184,000	5,167,651
Regal Rexnord Corp, 6.0500%, 4/15/28#	4,838,000	4,896,122
RTX Corp, 5.7500%, 1/15/29	2,726,000	2,798,958
TransDigm Inc, 6.6250%, 3/1/32ž	6,157,000	6,218,936
Trinity Industries Inc, 7.7500%, 7/15/28ž	9,988,000	10,339,623
WESCO Distribution Inc, 6.3750%, 3/15/29ž	3,245,000	3,256,724
		84,219,612
Communications – 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	12,400,000	12,525,760
T-Mobile USA Inc, 4.8500%, 1/15/29	4,260,000	4,207,089
T-Mobile USA Inc, 5.1500%, 4/15/34	3,645,000	3,582,539
		20,315,388
Consumer Cyclical – 3.5%
CBRE Services Inc, 5.9500%, 8/15/34	15,178,000	15,365,531
CBRE Services Inc, 5.5000%, 4/1/29	3,468,000	3,486,006
Choice Hotels International Inc, 5.8500%, 8/1/34	11,140,000	10,979,676
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	5,589,000	5,569,369
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	3,891,000	3,848,620
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	1,551,000	1,641,415
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	1,525,000	1,604,169
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,132,000	3,309,510
General Motors Financial Co Inc, 5.7500%, 2/8/31	3,729,000	3,738,950
General Motors Financial Co Inc, 5.9500%, 4/4/34	4,869,000	4,873,159
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	594,120
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,234,000	4,448,545
Home Depot Inc/The, 4.7500%, 6/25/29	2,388,000	2,374,094
Home Depot Inc/The, 4.8500%, 6/25/31	2,953,000	2,929,818
Home Depot Inc/The, 4.9500%, 6/25/34	2,363,000	2,338,369
LKQ Corp, 5.7500%, 6/15/28	6,722,000	6,785,322
LKQ Corp, 6.2500%, 6/15/33#	6,323,000	6,489,700
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Royal Caribbean Cruises Ltd, 6.2500%, 3/15/32ž	$4,954,000	$4,995,619
ZF North America Capital Inc, 6.7500%, 4/23/30ž	5,116,000	5,210,344
		90,582,336
Consumer Non-Cyclical – 6.8%
AbbVie Inc, 4.8000%, 3/15/29	4,590,000	4,572,258
AbbVie Inc, 4.9500%, 3/15/31	3,970,000	3,959,674
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,458,000	4,479,136
Concentra Escrow Issuer Corporation, 6.8750%, 7/15/32ž	4,999,000	5,064,788
Hasbro Inc, 6.0500%, 5/14/34	15,194,000	15,169,742
HCA Inc, 5.2000%, 6/1/28	3,494,000	3,480,163
HCA Inc, 5.4500%, 4/1/31	2,925,000	2,922,899
HCA Inc, 3.6250%, 3/15/32	7,371,000	6,492,842
HCA Inc, 5.6000%, 4/1/34	4,691,000	4,662,715
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	7,269,000	7,715,753
Illumina Inc, 5.7500%, 12/13/27	8,548,000	8,626,808
IQVIA Inc, 6.2500%, 2/1/29	6,329,000	6,504,889
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	9,007,000	8,869,739
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	3,897,000	3,364,195
Mattel Inc, 3.7500%, 4/1/29ž	11,690,000	10,780,921
Nestle Capital Corp, 4.7500%, 3/12/31ž	8,819,000	8,707,538
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	4,521,000	4,514,741
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	3,444,000	3,538,722
Polaris Inc, 6.9500%, 3/15/29	5,766,000	6,031,021
Smith & Nephew PLC, 5.4000%, 3/20/34	4,083,000	4,019,792
Solventum Corp, 5.4000%, 3/1/29ž	5,668,000	5,650,704
Solventum Corp, 5.4500%, 3/13/31ž	8,688,000	8,578,896
Solventum Corp, 5.6000%, 3/23/34ž	10,931,000	10,736,153
Solventum Corp, 6.0000%, 5/15/64ž	4,009,000	3,802,505
Sysco Corp, 5.7500%, 1/17/29	4,104,000	4,201,750
Tyson Foods Inc, 5.7000%, 3/15/34	7,175,000	7,147,294
Universal Health Services Inc, 2.6500%, 10/15/30	4,553,000	3,887,106
Universal Health Services Inc, 2.6500%, 1/15/32	10,445,000	8,521,477
		176,004,221
Electric – 2.5%
American Electric Power Co Inc, 5.6250%, 3/1/33	6,736,000	6,711,185
Duke Energy Corp, 4.3000%, 3/15/28	4,804,000	4,660,625
Exelon Corp, 5.4500%, 3/15/34	4,987,000	4,951,532
Georgia Power Co, 4.6500%, 5/16/28	3,459,000	3,405,566
Georgia Power Co, 4.9500%, 5/17/33	5,466,000	5,329,413
Georgia Power Co, 5.2500%, 3/15/34	4,073,000	4,060,145
Liberty Utilities Co, 5.8690%, 1/31/34ž	4,882,000	4,885,216
National Grid PLC, 5.6020%, 6/12/28	2,487,000	2,511,217
National Grid PLC, 5.8090%, 6/12/33	5,218,000	5,243,112
Southern California Edison Co, 5.8500%, 11/1/27	6,094,000	6,212,616
Southern Co, 5.7000%, 3/15/34	4,241,000	4,311,770
Xcel Energy Inc, 5.4500%, 8/15/33	13,440,000	13,203,853
		65,486,250
Energy – 2.8%
Cheniere Energy Inc, 5.6500%, 4/15/34ž	6,008,000	6,012,746
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	1,590,000	1,624,114
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	3,823,000	3,906,790
DT Midstream Inc, 4.1250%, 6/15/29ž	7,456,000	6,888,196
DT Midstream Inc, 4.3750%, 6/15/31ž	4,330,000	3,943,866
DT Midstream Inc, 4.3000%, 4/15/32ž	2,510,000	2,269,082
EQM Midstream Partners LP, 6.3750%, 4/1/29ž	8,964,000	9,054,599
EQT Corp, 5.7000%, 4/1/28	2,135,000	2,155,784
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	$3,041,000	$2,944,465
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	7,886,000	7,994,530
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,013,000	3,469,765
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,150,000	2,254,750
Occidental Petroleum Corp, 6.1250%, 1/1/31	3,770,000	3,858,708
Sunoco LP, 7.0000%, 5/1/29ž	6,084,000	6,235,389
Sunoco LP, 7.2500%, 5/1/32ž	3,428,000	3,545,783
Viper Energy Partners LP, 7.3750%, 11/1/31ž	6,183,000	6,403,659
		72,562,226
Finance Companies – 0.7%
Blackstone Private Credit Fund, 7.3000%, 11/27/28ž	4,159,000	4,309,696
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	6,264,000	6,218,482
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	4,462,000	4,584,720
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	2,886,000	2,984,074
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000	707,024
		18,803,996
Government Guarantee – 0.1%
Electricite de France SA, 5.7000%, 5/23/28ž	2,832,000	2,860,570
Insurance – 3.2%
Aon North America Inc, 5.3000%, 3/1/31	6,324,000	6,305,621
Aon North America Inc, 5.4500%, 3/1/34	12,335,000	12,280,822
Arthur J Gallagher & Co, 6.5000%, 2/15/34	2,912,000	3,081,317
Arthur J Gallagher & Co, 5.4500%, 7/15/34	5,602,000	5,556,149
Centene Corp, 4.2500%, 12/15/27	16,614,000	16,002,320
Centene Corp, 2.4500%, 7/15/28#	7,054,000	6,262,751
Centene Corp, 3.0000%, 10/15/30	5,571,000	4,763,589
Health Care Service Corp, 5.2000%, 6/15/29ž	3,916,000	3,899,124
Health Care Service Corp, 5.4500%, 6/15/34ž	8,831,000	8,727,675
Health Care Service Corp, 5.8750%, 6/15/54ž	7,260,000	7,143,405
Humana Inc, 5.3750%, 4/15/31	5,756,000	5,725,438
Humana Inc, 5.8750%, 3/1/33	1,492,000	1,517,719
Humana Inc, 5.9500%, 3/15/34	2,488,000	2,543,356
		83,809,286
Real Estate Investment Trusts (REITs) – 0.4%
American Tower Trust I, 5.4900%, 3/15/28ž	10,515,000	10,545,893
Technology – 3.8%
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,064,000	17,978,649
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	1,766,000	1,765,368
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	5,134,000	5,134,630
CoStar Group Inc, 2.8000%, 7/15/30ž	5,441,000	4,600,998
Equinix Europe 2 Financing Corporation LLC, 5.5000%, 6/15/34	5,747,000	5,737,662
Foundry JV Holdco LLC, 5.9000%, 1/25/30ž	2,144,000	2,174,632
Foundry JV Holdco LLC, 6.1500%, 1/25/32ž,#	6,242,000	6,362,873
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	15,431,000	15,299,061
Leidos Inc, 2.3000%, 2/15/31	1,276,000	1,051,314
Marvell Technology Inc, 4.8750%, 6/22/28	6,709,000	6,610,815
Marvell Technology Inc, 5.7500%, 2/15/29	5,585,000	5,702,042
MSCI Inc, 4.0000%, 11/15/29ž	12,297,000	11,489,530
Trimble Inc, 4.9000%, 6/15/28	2,415,000	2,382,828
Trimble Inc, 6.1000%, 3/15/33	1,136,000	1,176,337
Zebra Technologies Corp, 6.5000%, 6/1/32ž	12,649,000	12,791,423
		100,258,162
Total Corporate Bonds (cost $942,366,293)		942,527,407
Mortgage-Backed Securities – 25.0%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	7,080,129	6,021,501
5.0000%, TBA, 30 Year Maturity	3,541,000	3,421,512
6.0000%, TBA, 30 Year Maturity	2,094,634	2,100,143
		11,543,156
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool:
3.0000%, 10/1/34	$18,327	$17,107
2.5000%, 11/1/34	1,693,016	1,543,792
3.0000%, 11/1/34	106,946	99,847
3.0000%, 12/1/34	101,417	94,676
2.5000%, 12/1/36	2,449,774	2,231,865
6.0000%, 2/1/37	590,091	610,602
4.5000%, 11/1/42	601,360	583,502
3.0000%, 1/1/43	122,778	108,923
3.0000%, 2/1/43	199,422	176,199
5.0000%, 7/1/44	3,069,528	3,036,241
4.5000%, 10/1/44	1,373,798	1,332,734
4.5000%, 3/1/45	2,135,967	2,072,119
4.0000%, 5/1/45	198,644	185,804
4.5000%, 6/1/45	1,070,332	1,035,249
3.0000%, 2/1/48	287,302	252,404
5.0000%, 5/1/48	491,872	482,342
4.0000%, 11/1/48	1,532,264	1,423,294
4.0000%, 12/1/48	238,676	221,702
4.0000%, 2/1/49	906,895	842,399
4.0000%, 3/1/49	323,827	300,797
4.0000%, 6/1/49	334,018	309,842
4.0000%, 6/1/49	194,518	180,439
4.5000%, 6/1/49	85,374	81,637
3.0000%, 8/1/49	1,430,425	1,218,909
3.0000%, 8/1/49	338,984	288,858
4.5000%, 8/1/49	132,665	126,859
3.0000%, 9/1/49	204,075	179,312
3.0000%, 9/1/49	11,582	9,992
4.0000%, 9/1/49	966,315	896,455
4.5000%, 1/1/50	176,119	168,399
4.0000%, 3/1/50	2,536,979	2,356,556
4.0000%, 4/1/50	677,268	626,995
3.0000%, 7/1/50	6,683,142	5,753,785
2.5000%, 8/1/50	745,901	625,288
4.0000%, 8/1/50	565,381	523,414
3.0000%, 9/1/50	910,537	783,355
4.0000%, 9/1/50	5,319,546	4,934,524
4.5000%, 10/1/50	3,115,397	2,981,523
4.5000%, 12/1/50	4,391,241	4,198,757
4.0000%, 1/1/51	853,798	792,002
4.0000%, 3/1/51	14,539,740	13,487,373
4.0000%, 3/1/51	250,706	232,560
4.0000%, 3/1/51	126,138	117,168
2.0000%, 7/1/51	16,106,617	12,650,417
4.0000%, 10/1/51	13,165,640	12,212,727
4.0000%, 10/1/51	1,832,482	1,699,849
3.0000%, 12/1/51	166,401	143,313
2.5000%, 1/1/52	4,723,064	3,924,038
3.5000%, 1/1/52	1,744,797	1,571,542
2.5000%, 2/1/52	22,626,824	18,784,932
2.5000%, 2/1/52	17,232,319	14,268,374
2.5000%, 2/1/52	7,739,965	6,376,273
3.5000%, 2/1/52	4,574,438	4,119,853
2.5000%, 3/1/52	9,681,305	8,037,480
2.5000%, 3/1/52	9,565,754	7,925,490
2.5000%, 3/1/52	7,205,933	5,955,370
2.5000%, 3/1/52	3,592,273	2,987,659
2.5000%, 3/1/52	797,511	660,759
2.5000%, 3/1/52	720,441	596,905
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
2.5000%, 3/1/52	$688,460	$571,564
2.5000%, 3/1/52	275,852	228,980
3.0000%, 3/1/52	3,691,490	3,179,550
3.0000%, 4/1/52	2,249,078	1,941,154
3.0000%, 4/1/52	1,915,912	1,649,472
3.0000%, 4/1/52	15,827	13,606
3.5000%, 4/1/52	2,672,555	2,400,786
3.5000%, 4/1/52	1,841,686	1,654,691
3.5000%, 4/1/52	1,429,643	1,286,228
3.5000%, 4/1/52	848,243	761,986
3.5000%, 4/1/52	489,369	440,314
3.5000%, 4/1/52	452,020	406,676
4.5000%, 4/1/52	389,821	368,032
4.5000%, 4/1/52	329,924	311,483
4.5000%, 4/1/52	189,135	178,533
4.5000%, 4/1/52	171,800	162,170
4.5000%, 4/1/52	150,132	141,717
4.5000%, 4/1/52	96,679	91,263
2.5000%, 5/1/52	15,893,086	13,156,704
3.5000%, 5/1/52	1,354,231	1,216,416
4.0000%, 5/1/52	1,147,979	1,066,338
4.5000%, 5/1/52	523,583	494,236
3.0000%, 6/1/52	4,825,158	4,137,940
3.5000%, 6/1/52	8,080,097	7,257,816
3.5000%, 6/1/52	4,505,542	4,056,047
3.0000%, 7/1/52	3,583,451	3,074,094
3.5000%, 7/1/52	1,172,055	1,052,780
3.5000%, 7/1/52	386,154	347,600
4.5000%, 7/1/52	2,122,641	2,008,647
3.5000%, 8/1/52	753,904	677,124
5.0000%, 10/1/52	1,647,497	1,601,782
5.0000%, 10/1/52	724,805	704,693
5.0000%, 1/1/53	1,129,196	1,097,863
5.0000%, 1/1/53	366,571	356,400
5.0000%, 2/1/53	444,638	432,292
5.0000%, 3/1/53	267,217	259,623
5.5000%, 3/1/53	394,662	392,383
5.0000%, 4/1/53	518,116	503,391
5.5000%, 4/1/53	189,010	187,893
5.0000%, 5/1/53	263,942	256,441
5.5000%, 5/1/53	349,190	347,101
5.5000%, 5/1/53	181,759	180,672
5.0000%, 6/1/53	935,690	918,599
5.0000%, 6/1/53	379,517	368,731
5.0000%, 6/1/53	320,913	311,793
5.5000%, 6/1/53	9,463,477	9,418,976
5.5000%, 6/1/53	149,791	149,052
4.5000%, 7/1/53	2,101,957	2,007,207
5.0000%, 7/1/53	3,315,042	3,249,101
5.0000%, 7/1/53	732,731	719,781
5.5000%, 7/1/53	14,196,397	13,999,536
5.5000%, 7/1/53	429,904	427,273
5.5000%, 7/1/53	258,730	257,413
4.5000%, 8/1/53	1,348,769	1,287,971
5.0000%, 8/1/53	4,771,375	4,679,809
5.0000%, 8/1/53	323,483	314,501
5.0000%, 9/1/53	1,080,502	1,059,009
5.5000%, 9/1/53	7,628,676	7,589,251
5.5000%, 11/1/53	2,255,820	2,265,586
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
5.0000%, 12/1/53	$391,988	$384,465
6.0000%, 1/1/54	2,230,164	2,286,002
5.5000%, 3/1/54	4,060,515	4,076,986
6.0000%, 3/1/54	1,855,150	1,896,850
6.0000%, 4/1/54	4,507,254	4,589,855
6.0000%, 5/1/54	6,916,714	7,008,925
3.5000%, 8/1/56	15,990,879	14,072,448
3.0000%, 2/1/57	9,168,913	7,712,166
3.0000%, 6/1/57	33,654	28,267
2.5000%, 3/1/62	15,886,642	12,561,903
		323,736,518
Freddie Mac Gold Pool:
4.0000%, 9/1/48	450,545	418,951
Freddie Mac Pool:
3.0000%, 5/1/31	6,043,391	5,741,105
3.0000%, 9/1/32	212,686	200,259
3.0000%, 10/1/32	256,265	240,920
3.0000%, 1/1/33	144,303	135,735
2.5000%, 12/1/33	5,172,981	4,821,614
3.0000%, 10/1/34	46,083	43,019
3.0000%, 10/1/34	22,577	21,074
2.5000%, 11/1/34	1,814,634	1,654,691
2.5000%, 11/1/34	617,196	562,796
2.5000%, 6/1/37	6,913,816	6,267,534
6.0000%, 4/1/40	968,590	1,002,385
4.5000%, 5/1/44	937,307	906,585
3.0000%, 1/1/46	83,143	73,691
4.0000%, 2/1/46	2,641,156	2,466,700
4.0000%, 3/1/47	6,532	6,100
4.5000%, 7/1/48	663,427	634,919
5.0000%, 9/1/48	115,708	113,361
4.0000%, 11/1/48	138,263	128,431
4.0000%, 12/1/48	1,640,854	1,524,203
4.5000%, 6/1/49	109,964	104,938
4.0000%, 7/1/49	1,298,959	1,205,050
4.5000%, 7/1/49	883,018	842,661
4.5000%, 7/1/49	140,182	134,047
3.0000%, 8/1/49	440,537	375,395
4.5000%, 8/1/49	785,095	749,214
3.0000%, 12/1/49	616,574	531,960
3.0000%, 12/1/49	299,683	258,557
4.5000%, 1/1/50	544,412	519,531
4.5000%, 1/1/50	152,111	145,444
4.0000%, 3/1/50	1,610,845	1,496,286
2.5000%, 8/1/50	380,976	319,489
2.5000%, 8/1/50	147,303	123,483
2.5000%, 9/1/50	692,104	579,976
4.5000%, 9/1/50	4,802,937	4,596,546
4.0000%, 10/1/50	337,002	312,610
4.5000%, 10/1/50	2,570,291	2,457,626
4.0000%, 11/1/50	2,833,611	2,628,518
2.5000%, 8/1/51	13,117,823	10,830,954
2.5000%, 9/1/51	9,152,180	7,579,239
2.5000%, 10/1/51	11,585,618	9,578,561
2.5000%, 11/1/51	5,930,204	4,936,126
2.5000%, 1/1/52	1,421,202	1,182,387
2.5000%, 1/1/52	910,493	757,215
2.5000%, 2/1/52	2,172,185	1,803,362
2.5000%, 2/1/52	1,104,209	908,824
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
3.0000%, 2/1/52	$1,016,767	$876,153
3.0000%, 2/1/52	683,378	590,344
2.5000%, 3/1/52	9,246,096	7,632,887
2.5000%, 3/1/52	356,697	295,533
3.0000%, 3/1/52	1,244,668	1,074,740
4.5000%, 3/1/52	81,190	76,652
3.5000%, 4/1/52	1,837,752	1,655,267
3.5000%, 4/1/52	982,552	882,637
3.5000%, 4/1/52	977,305	877,924
3.5000%, 4/1/52	304,827	274,248
3.5000%, 4/1/52	278,956	250,993
2.5000%, 5/1/52	12,398,781	10,141,593
2.5000%, 5/1/52	3,884,729	3,214,155
3.0000%, 6/1/52	11,181,732	9,659,472
5.5000%, 9/1/52	2,084,793	2,076,187
5.0000%, 10/1/52	3,242,008	3,152,048
5.0000%, 10/1/52	99,925	97,152
5.5000%, 10/1/52	125,403	125,076
5.0000%, 1/1/53	211,025	205,170
5.0000%, 1/1/53	183,310	178,223
5.0000%, 3/1/53	773,458	751,476
5.0000%, 3/1/53	743,912	722,770
5.0000%, 4/1/53	927,242	898,510
5.0000%, 5/1/53	1,912,964	1,858,597
5.0000%, 5/1/53	1,061,187	1,031,028
5.0000%, 5/1/53	206,704	200,829
5.5000%, 5/1/53	1,765,059	1,752,447
5.5000%, 5/1/53	782,409	777,729
5.0000%, 6/1/53	1,442,359	1,401,367
5.0000%, 6/1/53	717,701	693,262
5.0000%, 6/1/53	712,103	687,834
5.0000%, 6/1/53	567,412	548,091
5.0000%, 6/1/53	269,456	260,272
5.5000%, 6/1/53	1,794,485	1,783,750
5.5000%, 6/1/53	685,287	675,742
5.5000%, 6/1/53	565,269	557,396
5.5000%, 6/1/53	542,623	535,065
5.5000%, 6/1/53	438,117	432,000
5.0000%, 7/1/53	1,255,656	1,230,679
5.0000%, 7/1/53	886,010	869,827
5.5000%, 7/1/53	1,933,360	1,921,528
5.5000%, 7/1/53	1,335,832	1,317,225
5.5000%, 7/1/53	1,243,866	1,236,254
5.0000%, 8/1/53	12,714,631	12,470,627
5.0000%, 9/1/53	258,642	253,287
5.5000%, 9/1/53	1,604,904	1,610,875
6.0000%, 9/1/53	12,493,664	12,659,450
6.0000%, 9/1/53	3,772,534	3,859,216
6.0000%, 10/1/53	6,948,681	6,994,282
6.5000%, 11/1/53	4,960,319	5,106,814
5.5000%, 4/1/54	1,085,284	1,089,687
6.0000%, 4/1/54	5,024,113	5,091,093
		196,118,584
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	20,180,765	16,963,366
4.0000%, TBA, 30 Year Maturity	11,354,740	10,493,319
4.5000%, TBA, 30 Year Maturity	9,618,566	9,141,947
5.0000%, TBA, 30 Year Maturity	4,526,907	4,407,590
		41,006,222
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Ginnie Mae I Pool:
4.0000%, 8/15/47	$424,439	$397,601
4.0000%, 11/15/47	379,330	353,311
4.0000%, 12/15/47	1,183,158	1,102,005
		1,852,917
Ginnie Mae II Pool:
3.0000%, 11/20/46	9,779,077	8,640,038
4.0000%, 8/20/47	287,671	269,682
4.0000%, 8/20/47	109,888	103,016
4.5000%, 2/20/48	1,292,528	1,243,955
4.0000%, 5/20/48	5,454,581	5,098,558
4.5000%, 5/20/48	479,249	461,200
4.0000%, 6/20/48	1,541,661	1,441,036
5.0000%, 8/20/48	1,476,322	1,457,880
3.5000%, 5/20/49	12,909,861	11,680,711
2.5000%, 3/20/51	12,346,352	10,396,530
3.0000%, 4/20/51	4,328,987	3,777,513
3.0000%, 7/20/51	6,556,537	5,718,258
3.0000%, 8/20/51	18,801,045	16,394,357
2.5000%, 1/20/52	12,953,043	10,703,796
		77,386,530
Total Mortgage-Backed Securities (cost $683,519,772)		652,062,878
United States Treasury Notes/Bonds – 5.6%
4.5000%, 5/31/29	21,185,000	21,328,992
4.6250%, 5/31/31	7,254,000	7,371,877
4.3750%, 5/15/34	98,802,400	98,833,276
4.6250%, 5/15/44#	8,081,000	8,065,848
4.2500%, 2/15/54	9,689,600	9,226,316
Total United States Treasury Notes/Bonds (cost $143,535,987)		144,826,309
Investment Companies – 4.8%
Money Markets – 4.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $124,589,756)	124,573,732	124,598,646
Investments Purchased with Cash Collateral from Securities Lending – 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	14,302,614	14,302,614
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 7/1/24	$3,575,654	3,575,654
Total Investments Purchased with Cash Collateral from Securities Lending (cost $17,878,268)		17,878,268
Total Investments (total cost $2,770,474,807) – 104.6%		2,724,932,719
Liabilities, net of Cash, Receivables and Other Assets – (4.6)%		(120,147,909)
Net Assets – 100%		$2,604,784,810

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,660,707,435	97.6%
Canada	20,382,888	0.8
United Kingdom	15,330,949	0.6
France	11,339,392	0.4
Switzerland	9,325,583	0.3
Germany	5,210,344	0.2
Japan	2,636,128	0.1
Total	$2,724,932,719	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | June 30, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 4.8%
Money Markets - 4.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$251,620,828	$1,368,437,971	$(1,495,459,827)	$15,942	$(16,268)	$124,598,646	124,573,732	$10,317,783
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	678,968	359,472,750	(345,849,104)	-	-	14,302,614	14,302,614	274,432 ∆
Total Affiliated Investments - 5.4%
	$252,299,796	$1,727,910,721	$(1,841,308,931)	$15,942	$(16,268)	$138,901,260	138,876,346	$10,592,215

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,767	10/3/24	$360,854,531	$1,180,764
5 Year US Treasury Note	4,980	10/3/24	530,759,063	4,098,516
Ultra Long Term US Treasury Bond	820	9/30/24	102,781,875	3,378,215
US Treasury Long Bond	2,283	9/30/24	270,107,438	7,846,232
Total - Futures Long				16,503,727
Futures Short:
10 Year US Treasury Note	270	9/30/24	(29,695,781)	(379,387)
Ultra 10-Year Treasury Note	2,209	9/30/24	(250,790,531)	(4,764,643)
Total - Futures Short				(5,144,030)
Total				$11,359,697
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$16,503,727
Liability Derivatives:
*Futures contracts	$5,144,030

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2024
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended June 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended June 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$(42,223,969)	$(42,223,969)
Swap contracts	(185,250)	-	$(185,250)
Total	$(185,250)	$(42,223,969)	$(42,409,219)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$26,852,822
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2024
Futures contracts:
Average notional amount of contracts - long	$1,368,452,028
Average notional amount of contracts - short	196,695,237

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$17,195,268	$—	$(17,195,268)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | June 30, 2024

Janus Henderson Flexible Bond Fund
Notes to Schedule of Investments and Other Information

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2024 is
$1,155,864,929, which represents 44.4% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Janus Investment Fund | 17

Janus Henderson Flexible Bond Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$792,318,779	$-
Bank Loans and Mezzanine Loans	-	50,720,432	-
Corporate Bonds	-	942,527,407	-
Mortgage-Backed Securities	-	652,062,878	-
United States Treasury Notes/Bonds	-	144,826,309	-
Investment Companies	-	124,598,646	-
Investments Purchased with Cash Collateral from Securities Lending	-	17,878,268	-
Total Investments in Securities	$-	$2,724,932,719	$-
Other Financial Instruments(a):
Futures Contracts	16,503,727	-	-
Total Assets	$16,503,727	$2,724,932,719	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$5,144,030	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

18 | June 30, 2024

Janus Henderson Flexible Bond Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $2,631,582,437)(1)	$2,586,031,459
Affiliated investments, at value (cost $138,892,370)	138,901,260
Cash	63,112
Collateral for To Be Announced transactions	190,000
Deposits with brokers for futures	17,300,000
Variation margin receivable on futures contracts	1,141,748
Trustees' deferred compensation	71,509
Receivables:
Investments sold	32,393,762
Interest	19,080,908
TBA investments sold	4,581,507
Fund shares sold	2,994,524
Dividends from affiliates	467,289
Other assets	114,296
Total Assets	2,803,331,374
Liabilities:
Collateral for securities loaned (Note 3)	17,878,268
Variation margin payable on futures contracts	4,227,228
Payables:
Investments purchased	111,014,232
TBA investments purchased	57,659,027
Fund shares repurchased	5,269,555
Dividends	1,094,848
Advisory fees	698,508
Transfer agent fees and expenses	285,369
Professional fees	84,956
Trustees' deferred compensation fees	71,509
12b-1 Distribution and shareholder servicing fees	45,827
Trustees' fees and expenses	14,496
Affiliated fund administration fees payable	5,337
Custodian fees	1,897
Accrued expenses and other payables	195,507
Total Liabilities	198,546,564
Commitments and contingent liabilities (Note 4)
Net Assets	$2,604,784,810
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Flexible Bond Fund
Statement of Assets and Liabilities
June 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,223,610,342
Total distributable earnings (loss)	(618,825,532)
Total Net Assets	$2,604,784,810
Net Assets - Class A Shares	$101,054,730
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,974,382
Net Asset Value Per Share(2)	$9.21
Maximum Offering Price Per Share(3)	$9.67
Net Assets - Class C Shares	$19,527,723
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,119,953
Net Asset Value Per Share(2)	$9.21
Net Assets - Class D Shares	$412,080,600
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	44,739,473
Net Asset Value Per Share	$9.21
Net Assets - Class I Shares	$1,240,733,770
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	134,679,378
Net Asset Value Per Share	$9.21
Net Assets - Class N Shares	$526,371,496
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	57,189,483
Net Asset Value Per Share	$9.20
Net Assets - Class R Shares	$14,254,090
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,547,170
Net Asset Value Per Share	$9.21
Net Assets - Class S Shares	$15,403,305
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,672,232
Net Asset Value Per Share	$9.21
Net Assets - Class T Shares	$275,359,096
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	29,900,117
Net Asset Value Per Share	$9.21

(1)	Includes $17,195,268 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
20 | June 30, 2024

Janus Henderson Flexible Bond Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Interest	$126,709,277
Dividends from affiliates	10,317,783
Affiliated securities lending income, net	274,432
Unaffiliated securities lending income, net	71,228
Other income	770,515
Total Investment Income	138,143,235
Expenses:
Advisory fees	11,004,115
12b-1 Distribution and shareholder servicing fees:
Class A Shares	258,795
Class C Shares	230,388
Class R Shares	76,995
Class S Shares	35,590
Transfer agent administrative fees and expenses:
Class D Shares	475,043
Class R Shares	38,808
Class S Shares	35,586
Class T Shares	753,602
Transfer agent networking and omnibus fees:
Class A Shares	189,228
Class C Shares	17,044
Class I Shares	1,088,755
Other transfer agent fees and expenses:
Class A Shares	5,436
Class C Shares	993
Class D Shares	77,615
Class I Shares	60,481
Class N Shares	18,092
Class R Shares	475
Class S Shares	313
Class T Shares	3,957
Shareholder reports expense	216,956
Registration fees	169,787
Professional fees	104,736
Affiliated fund administration fees	66,911
Trustees' fees and expenses	57,050
Custodian fees	55,387
Other expenses	278,456
Total Expenses	15,320,594
Less: Excess Expense Reimbursement and Waivers	(1,317,809)
Net Expenses	14,002,785
Net Investment Income/(Loss)	124,140,450
Net Realized Gain/(Loss) on Investments:
Investments	(93,531,397)
Investments in affiliates	15,942
Futures contracts	(42,223,969)
Swap contracts	(185,250)
Total Net Realized Gain/(Loss) on Investments	(135,924,674)
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	78,380,543
Investments in affiliates	(16,268)
Futures contracts	26,852,822
Total Change in Unrealized Net Appreciation/Depreciation	105,217,097
Net Increase/(Decrease) in Net Assets Resulting from Operations	$93,432,873
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Flexible Bond Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$124,140,450	$100,730,416
Net realized gain/(loss) on investments	(135,924,674)	(243,097,908)
Change in unrealized net appreciation/depreciation	105,217,097	97,008,000
Net Increase/(Decrease) in Net Assets Resulting from Operations	93,432,873	(45,359,492)
Dividends and Distributions to Shareholders:
Class A Shares	(4,665,824)	(3,658,551)
Class C Shares	(883,554)	(869,717)
Class D Shares	(19,359,312)	(15,693,299)
Class I Shares	(63,346,853)	(50,800,690)
Class N Shares	(22,304,784)	(16,123,613)
Class R Shares	(621,298)	(508,784)
Class S Shares	(607,502)	(439,859)
Class T Shares	(13,615,380)	(12,017,415)
Total Dividends and Distributions to Shareholders	(125,404,507)	(100,111,928)
Return of Capital on Dividends and Distributions:
Class A Shares	—	(75,544)
Class C Shares	—	(23,801)
Class D Shares	—	(312,644)
Class I Shares	—	(974,821)
Class N Shares	—	(309,806)
Class R Shares	—	(12,473)
Class S Shares	—	(9,845)
Class T Shares	—	(247,782)
Total Return of Capital on Dividends and Distributions	—	(1,966,716)
Net Decrease from Dividends and Distributions to Shareholders	(125,404,507)	(102,078,644)
Capital Share Transactions:
Class A Shares	(10,326,342)	4,030,249
Class C Shares	(8,639,104)	(13,764,677)
Class D Shares	(25,870,927)	(31,617,091)
Class I Shares	(230,719,019)	35,370,063
Class N Shares	49,063,821	(44,483,585)
Class R Shares	(3,202,639)	(1,560,405)
Class S Shares	1,040,680	205,450
Class T Shares	(68,926,362)	(16,923,475)
Net Increase/(Decrease) from Capital Share Transactions	(297,579,892)	(68,743,471)
Net Increase/(Decrease) in Net Assets	(329,551,526)	(216,181,607)
Net Assets:
Beginning of period	2,934,336,336	3,150,517,943
End of period	$2,604,784,810	$2,934,336,336
See Notes to Financial Statements.
22 | June 30, 2024

Janus Henderson Flexible Bond Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.14	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.41	0.31	0.17	0.20	0.25
Net realized and unrealized gain/(loss)	(0.09)	(0.46)	(1.38)	0.04	0.76
Total from Investment Operations	0.32	(0.15)	(1.21)	0.24	1.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.41)	(0.31)	(0.19)	(0.22)	(0.26)
Return of capital	—	— (2)	—	—	—
Total Dividends and Distributions	(0.41)	(0.31)	(0.19)	(0.22)	(0.26)
Net Asset Value, End of Period	$9.21	$9.30	$9.76	$11.16	$11.14
Total Return*	3.57%	(1.50)%	(11.00)%	2.19%	9.90%
Net Assets, End of Period (in thousands)	$101,055	$112,400	$113,840	$144,886	$118,862
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.88%	0.89%	0.85%	0.86%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.71%	0.76%	0.86%	0.88%
Ratio of Net Investment Income/(Loss)	4.43%	3.26%	1.59%	1.74%	2.30%
Portfolio Turnover Rate(3)	170%	195%	158%	132%	175%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Flexible Bond Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.14	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.34	0.24	0.09	0.13	0.18
Net realized and unrealized gain/(loss)	(0.08)	(0.46)	(1.38)	0.05	0.77
Total from Investment Operations	0.26	(0.22)	(1.29)	0.18	0.95
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.24)	(0.11)	(0.16)	(0.20)
Return of capital	—	— (2)	—	—	—
Total Dividends and Distributions	(0.35)	(0.24)	(0.11)	(0.16)	(0.20)
Net Asset Value, End of Period	$9.21	$9.30	$9.76	$11.16	$11.14
Total Return*	2.83%	(2.21)%	(11.62)%	1.60%	9.23%
Net Assets, End of Period (in thousands)	$19,528	$28,509	$44,112	$74,867	$122,908
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.50%	1.51%	1.49%	1.44%	1.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.43%	1.43%	1.45%	1.44%	1.50%
Ratio of Net Investment Income/(Loss)	3.68%	2.47%	0.88%	1.17%	1.67%
Portfolio Turnover Rate(3)	170%	195%	158%	132%	175%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
24 | June 30, 2024

Janus Henderson Flexible Bond Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.14	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42	0.32	0.19	0.23	0.28
Net realized and unrealized gain/(loss)	(0.09)	(0.45)	(1.38)	0.05	0.77
Total from Investment Operations	0.33	(0.13)	(1.19)	0.28	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.42)	(0.33)	(0.21)	(0.26)	(0.30)
Return of capital	—	— (2)	—	—	—
Total Dividends and Distributions	(0.42)	(0.33)	(0.21)	(0.26)	(0.30)
Net Asset Value, End of Period	$9.21	$9.30	$9.76	$11.16	$11.14
Total Return*	3.71%	(1.37)%	(10.83)%	2.49%	10.22%
Net Assets, End of Period (in thousands)	$412,081	$442,271	$496,739	$639,286	$641,920
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.59%	0.59%	0.57%	0.57%	0.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.56%	0.57%	0.57%	0.57%	0.59%
Ratio of Net Investment Income/(Loss)	4.57%	3.38%	1.78%	2.03%	2.58%
Portfolio Turnover Rate(3)	170%	195%	158%	132%	175%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Flexible Bond Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.14	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.43	0.33	0.20	0.24	0.28
Net realized and unrealized gain/(loss)	(0.09)	(0.45)	(1.38)	0.04	0.77
Total from Investment Operations	0.34	(0.12)	(1.18)	0.28	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.43)	(0.34)	(0.22)	(0.26)	(0.30)
Return of capital	—	— (2)	—	—	—
Total Dividends and Distributions	(0.43)	(0.34)	(0.22)	(0.26)	(0.30)
Net Asset Value, End of Period	$9.21	$9.30	$9.76	$11.16	$11.14
Total Return*	3.83%	(1.25)%	(10.75)%	2.56%	10.31%
Net Assets, End of Period (in thousands)	$1,240,734	$1,489,875	$1,527,891	$1,967,268	$1,746,376
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.53%	0.53%	0.51%	0.50%	0.51%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.45%	0.46%	0.47%	0.50%	0.51%
Ratio of Net Investment Income/(Loss)	4.67%	3.51%	1.87%	2.10%	2.67%
Portfolio Turnover Rate(3)	170%	195%	158%	132%	175%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
26 | June 30, 2024

Janus Henderson Flexible Bond Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.29	$9.76	$11.15	$11.14	$10.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.43	0.33	0.21	0.24	0.29
Net realized and unrealized gain/(loss)	(0.09)	(0.46)	(1.38)	0.04	0.78
Total from Investment Operations	0.34	(0.13)	(1.17)	0.28	1.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.43)	(0.34)	(0.22)	(0.27)	(0.31)
Return of capital	—	— (2)	—	—	—
Total Dividends and Distributions	(0.43)	(0.34)	(0.22)	(0.27)	(0.31)
Net Asset Value, End of Period	$9.20	$9.29	$9.76	$11.15	$11.14
Total Return*	3.84%	(1.35)%	(10.63)%	2.54%	10.49%
Net Assets, End of Period (in thousands)	$526,371	$481,188	$549,639	$487,997	$539,154
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.45%	0.45%	0.43%	0.43%	0.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.45%	0.45%	0.43%	0.43%	0.44%
Ratio of Net Investment Income/(Loss)	4.70%	3.51%	1.94%	2.18%	2.74%
Portfolio Turnover Rate(3)	170%	195%	158%	132%	175%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 27

Janus Henderson Flexible Bond Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.15	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.36	0.26	0.12	0.16	0.21
Net realized and unrealized gain/(loss)	(0.08)	(0.45)	(1.38)	0.04	0.78
Total from Investment Operations	0.28	(0.19)	(1.26)	0.20	0.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.37)	(0.27)	(0.14)	(0.19)	(0.23)
Return of capital	—	— (2)	—	—	—
Total Dividends and Distributions	(0.37)	(0.27)	(0.14)	(0.19)	(0.23)
Net Asset Value, End of Period	$9.21	$9.30	$9.76	$11.16	$11.15
Total Return*	3.06%	(1.98)%	(11.38)%	1.80%	9.65%
Net Assets, End of Period (in thousands)	$14,254	$17,622	$20,102	$25,664	$24,453
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.20%	1.21%	1.18%	1.16%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.19%	1.20%	1.18%	1.16%	1.20%
Ratio of Net Investment Income/(Loss)	3.93%	2.75%	1.16%	1.45%	1.98%
Portfolio Turnover Rate(3)	170%	195%	158%	132%	175%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
28 | June 30, 2024

Janus Henderson Flexible Bond Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.14	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.38	0.29	0.15	0.19	0.24
Net realized and unrealized gain/(loss)	(0.08)	(0.46)	(1.38)	0.04	0.77
Total from Investment Operations	0.30	(0.17)	(1.23)	0.23	1.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.29)	(0.17)	(0.21)	(0.26)
Return of capital	—	— (2)	—	—	—
Total Dividends and Distributions	(0.39)	(0.29)	(0.17)	(0.21)	(0.26)
Net Asset Value, End of Period	$9.21	$9.30	$9.76	$11.16	$11.14
Total Return*	3.32%	(1.74)%	(11.17)%	2.11%	9.83%
Net Assets, End of Period (in thousands)	$15,403	$14,489	$15,002	$19,114	$18,630
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%	0.97%	0.95%	0.94%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.95%	0.95%	0.94%	0.94%	0.95%
Ratio of Net Investment Income/(Loss)	4.20%	3.01%	1.41%	1.66%	2.24%
Portfolio Turnover Rate(3)	170%	195%	158%	132%	175%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 29

Janus Henderson Flexible Bond Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.14	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.41	0.31	0.18	0.22	0.27
Net realized and unrealized gain/(loss)	(0.09)	(0.45)	(1.38)	0.04	0.77
Total from Investment Operations	0.32	(0.14)	(1.20)	0.26	1.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.41)	(0.32)	(0.20)	(0.24)	(0.29)
Return of capital	—	— (2)	—	—	—
Total Dividends and Distributions	(0.41)	(0.32)	(0.20)	(0.24)	(0.29)
Net Asset Value, End of Period	$9.21	$9.30	$9.76	$11.16	$11.14
Total Return*	3.59%	(1.48)%	(10.93)%	2.39%	10.12%
Net Assets, End of Period (in thousands)	$275,359	$347,983	$383,193	$547,371	$597,879
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.70%	0.68%	0.68%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.69%	0.67%	0.67%	0.68%
Ratio of Net Investment Income/(Loss)	4.44%	3.27%	1.67%	1.94%	2.49%
Portfolio Turnover Rate(3)	170%	195%	158%	132%	175%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
30 | June 30, 2024

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Flexible Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain maximum total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 31

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice,
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commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended June 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
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•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
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With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than
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Notes to Financial Statements
if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at June 30, 2024.
3.
Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in
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one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of June 30, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate
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commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral
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that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in
40 | June 30, 2024

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $17,195,268. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2024 is $17,878,268, resulting in the net amount due to the counterparty of $683,000.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.50
Over $300 Million	0.40
The Fund’s actual investment advisory fee rate for the reporting period was 0.41% of average annual net assets before any applicable waivers.
Janus Investment Fund | 41

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.45%. The Adviser has agreed to continue the waivers for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the
42 | June 30, 2024

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $1,477.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $1,635.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the
Janus Investment Fund | 43

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
“Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation and derivatives. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$2,598,429	$-	$(577,444,536)	$-	$(46,511)	$(43,932,914)
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(359,399,525)	$(218,045,011)	$(577,444,536)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,768,865,633	$17,608,299	$(61,541,213)	$(43,932,914)
Information on the tax components of derivatives as of June 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$11,359,697	$-	$-	$-
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
44 | June 30, 2024

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$125,404,507	$-	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$100,111,928	$-	$1,966,716	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Janus Investment Fund | 45

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	2,180,833	$19,955,277	3,639,114	$34,392,871
Reinvested dividends and distributions	367,217	3,362,536	283,598	2,676,284
Shares repurchased	(3,664,893)	(33,644,155)	(3,497,255)	(33,038,906)
Net Increase/(Decrease)	(1,116,843)	$(10,326,342)	425,457	$4,030,249
Class C Shares:
Shares sold	314,555	$2,896,318	628,916	$5,915,263
Reinvested dividends and distributions	91,226	835,170	88,943	839,879
Shares repurchased	(1,351,548)	(12,370,592)	(2,171,740)	(20,519,819)
Net Increase/(Decrease)	(945,767)	$(8,639,104)	(1,453,881)	$(13,764,677)
Class D Shares:
Shares sold	3,277,784	$30,094,255	1,931,504	$18,330,177
Reinvested dividends and distributions	1,969,330	18,039,072	1,585,804	14,975,373
Shares repurchased	(8,070,207)	(74,004,254)	(6,843,426)	(64,922,641)
Net Increase/(Decrease)	(2,823,093)	$(25,870,927)	(3,326,118)	$(31,617,091)
Class I Shares:
Shares sold	34,110,321	$313,275,224	61,228,049	$580,131,750
Reinvested dividends and distributions	5,993,730	54,905,147	4,664,635	44,044,317
Shares repurchased	(65,622,533)	(598,899,390)	(62,200,366)	(588,806,004)
Net Increase/(Decrease)	(25,518,482)	$(230,719,019)	3,692,318	$35,370,063
Class N Shares:
Shares sold	16,973,727	$155,259,947	13,258,201	$125,587,876
Reinvested dividends and distributions	2,166,830	19,838,147	1,522,259	14,371,001
Shares repurchased	(13,733,680)	(126,034,273)	(19,330,656)	(184,442,462)
Net Increase/(Decrease)	5,406,877	$49,063,821	(4,550,196)	$(44,483,585)
Class R Shares:
Shares sold	223,479	$2,042,943	236,065	$2,246,676
Reinvested dividends and distributions	66,792	611,888	54,563	515,067
Shares repurchased	(637,822)	(5,857,470)	(455,039)	(4,322,148)
Net Increase/(Decrease)	(347,551)	$(3,202,639)	(164,411)	$(1,560,405)
Class S Shares:
Shares sold	420,136	$3,854,351	379,086	$3,601,384
Reinvested dividends and distributions	66,193	606,561	47,513	448,580
Shares repurchased	(372,136)	(3,420,232)	(405,291)	(3,844,514)
Net Increase/(Decrease)	114,193	$1,040,680	21,308	$205,450
Class T Shares:
Shares sold	2,950,609	$27,118,884	5,938,312	$56,606,163
Reinvested dividends and distributions	1,464,100	13,405,531	1,282,679	12,109,110
Shares repurchased	(11,943,064)	(109,450,777)	(9,057,167)	(85,638,748)
Net Increase/(Decrease)	(7,528,355)	$(68,926,362)	(1,836,176)	$(16,923,475)
7.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,943,365,453	$1,562,370,123	$2,315,872,544	$2,812,942,333
46 | June 30, 2024

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 47

Janus Henderson Flexible Bond Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Flexible Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Flexible Bond Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
48 | June 30, 2024

Janus Henderson Flexible Bond Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Section 163(j) Interest Dividend	96%
Janus Investment Fund | 49

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
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noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
Janus Investment Fund | 59

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
60 | June 30, 2024

Janus Henderson Flexible Bond Fund
Notes
Janus Investment Fund | 61

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93019 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Global Allocation Fund – Conservative
Janus Investment Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments
June 30, 2024

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 31.6%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	332,194	$3,701,019
Janus Henderson Enterprise Fund - Class N Shares£	45,212	6,341,881
Janus Henderson Growth and Income Fund - Class N Shares£	93,494	6,969,933
Janus Henderson Overseas Fund - Class N Shares£	391,697	18,499,851
Janus Henderson Research Fund - Class N Shares*,£	68,928	5,669,934
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	23,546	376,979
Janus Henderson Triton Fund - Class N Shares£	4,911	135,240
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	90,732	997,159
		42,691,996
Exchange-Traded Funds (ETFs) – 30.7%
iShares Core International Aggregate Bond	259,501	12,954,290
iShares JP Morgan USD Emerging Markets Bond	126,216	11,167,592
iShares Russell 2000 Value	18,054	2,749,624
Janus Henderson Small Cap Growth Alpha£	15,036	888,026
Vanguard FTSE Emerging Markets	232,726	10,184,090
Vanguard Value	21,626	3,469,026
		41,412,648
Fixed Income Funds – 36.5%
Janus Henderson Developed World Bond Fund - Class N Shares£	3,672,402	27,726,621
Janus Henderson Flexible Bond Fund - Class N Shares£	2,192,198	20,168,197
Janus Henderson High-Yield Fund - Class N Shares£	123,288	891,373
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	164,459	465,419
		49,251,610
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£	1,691,283	1,691,622
Total Investments (total cost $131,733,995) – 100.0%		135,047,876
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(19,320)
Net Assets – 100%		$135,028,556
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments
June 30, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 70.0%
Equity Funds - 31.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares
	$8,294,827	$524,216	$(8,833,606)	$132,105	$(117,542)	$-	-	$698,720	$138,800
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	5,555,857	346,370	(2,854,262)	637,529	15,525	3,701,019	332,194	31,966	162,909
Janus Henderson Asia Equity Fund - Class N Shares
	2,039,935	72,579	(2,235,429)	(29,970)	152,885	-	-	912	-
Janus Henderson Contrarian Fund - Class N Shares
	3,523,700	299,220	(3,926,502)	983,914	(880,332)	-	-	20,030	196,183
Janus Henderson Emerging Markets Fund - Class N Shares
	5,623,909	151,566	(5,984,558)	(356,255)	565,338	-	-	32,692	-
Janus Henderson Enterprise Fund - Class N Shares
	2,580,433	4,312,486	(673,925)	2,508	120,379	6,341,881	45,212	-	218,762
Janus Henderson European Focus Fund - Class N Shares
	1,515,164	1,211,777	(3,106,683)	553,649	(173,907)	-	-	64,290	-
Janus Henderson Forty Fund - Class N Shares
	2,649,937	1,288,448	(4,582,535)	1,193,827	(549,677)	-	-	11,764	263,599
Janus Henderson Global Equity Income Fund - Class N Shares
	2,379,943	2,036,377	(4,680,105)	(14,536)	278,321	-	-	201,794	-
Janus Henderson Global Real Estate Fund - Class N Shares
	2,178,313	91,754	(2,263,601)	257,453	(263,919)	-	-	43,835	-
Janus Henderson Global Research Fund - Class N Shares
	1,751,768	953,397	(3,171,212)	605,126	(139,079)	-	-	23,756	96,672
Janus Henderson Global Select Fund - Class N Shares
	3,667,947	317,840	(4,446,920)	975,650	(514,517)	-	-	42,180	192,425
Janus Henderson Growth and Income Fund - Class N Shares
	2,295,680	6,285,599	(1,902,462)	104,089	187,027	6,969,933	93,494	59,028	305,857
Janus Henderson Overseas Fund - Class N Shares
	7,214,738	13,665,675	(2,977,391)	804,353	(207,524)	18,499,851	391,697	79,304	-
Janus Henderson Research Fund - Class N Shares*
	-	5,720,008	(92,071)	(123)	42,120	5,669,934	68,928	-	-
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	3,537,057	120,146	(3,765,518)	392,797	92,497	376,979	23,546	32,284	-
Janus Henderson Triton Fund - Class N Shares
	1,907,549	660,442	(2,433,830)	569,335	(568,256)	135,240	4,911	-	147,075
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	3,300,923	178,423	(2,731,901)	227,407	22,307	997,159	90,732	63,241	-
Total Equity Funds - 31.6%
	$60,017,680	$38,236,323	$(60,662,511)	$7,038,858	$(1,938,354)	$42,691,996	1,050,714	$1,405,796	$1,722,282
Exchange-Traded Funds (ETFs) - 0.7%
Janus Henderson AAA CLO
	3,497,775	2,189,483	(5,766,354)	116,179	(37,083)	-	-	276,957	-
Janus Henderson Small Cap Growth Alpha
	-	883,786	(13,301)	99	17,442	888,026	15,036	770	-
Total Exchange-Traded Funds (ETFs) - 0.7%
	$3,497,775	$3,073,269	$(5,779,655)	$116,278	$(19,641)	$888,026	15,036	$277,727	$-
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments
June 30, 2024

Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Fixed Income Funds - 36.5%
Janus Henderson Developed World Bond Fund - Class N Shares
	$-	$47,768,594	$(20,040,942)	$103,400	$(104,431)	$27,726,621	3,672,402	$530,751	$-
Janus Henderson Flexible Bond Fund - Class N Shares
	21,068,546	8,438,468	(9,067,997)	(328,566)	57,746	20,168,197	2,192,198	762,221	-
Janus Henderson Global Bond Fund - Class N Shares
	54,378,698	1,369,593	(56,394,782)	(9,405,879)	10,052,370	-	-	(398,286) þ	-
Janus Henderson High-Yield Fund - Class N Shares
	1,204,049	645,818	(1,001,550)	(129,122)	172,178	891,373	123,288	101,124	-
Janus Henderson Multi-Sector Income Fund - Class N Shares
	744,737	3,799,171	(4,598,930)	63,092	(8,070)	-	-	165,458	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	6,602,049	2,299,373	(8,472,179)	(214,855)	251,031	465,419	164,459	172,485	-
Total Fixed Income Funds - 36.5%
	$83,998,079	$64,321,017	$(99,576,380)	$(9,911,930)	$10,420,824	$49,251,610	6,152,347	$1,333,753	$-
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	213,812	6,786,306	(5,308,493)	(3)	-	1,691,622	1,691,283	61,759	-
Total Affiliated Investments - 70.0%
	$147,727,346	$112,416,915	$(171,327,039)	$(2,756,797)	$8,462,829	$94,523,254	8,909,380	$3,079,035	$1,722,282
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Allocation Fund – Conservative
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

þ
During the Fund’s current reporting period, a portion of the prior year distributions it received from this underlying fund was determined to be return of capital distributions. The negative amount disclosed was originally recorded as income in the Fund’s prior fiscal year and has been reclassified as a return of capital in the current reporting period.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$42,691,996	$-	$-
Exchange-Traded Funds (ETFs)	41,412,648	-	-
Fixed Income Funds	49,251,610	-	-
Money Markets	-	1,691,622	-
Total Assets	$133,356,254	$1,691,622	$-
4  | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Statement of Assets and Liabilities
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $38,437,618)	$40,524,622
Affiliated investments, at value (cost $93,296,377)	94,523,254
Trustees' deferred compensation	3,718
Receivables:
Dividends	211,414
Fund shares sold	115,537
Investments sold	34,345
Due from adviser	11,408
Dividends from affiliates	6,663
Other assets	200
Total Assets	135,431,161
Liabilities:
Payables:
Investments purchased	186,442
Fund shares repurchased	126,812
Professional fees	41,695
Transfer agent fees and expenses	17,696
Advisory fees	5,556
Trustees' deferred compensation fees	3,718
12b-1 Distribution and shareholder servicing fees	2,958
Custodian fees	1,090
Trustees' fees and expenses	757
Accrued expenses and other payables	15,881
Total Liabilities	402,605
Commitments and contingent liabilities (Note 3)
Net Assets	$135,028,556
Net Assets Consist of:
Capital (par value and paid-in surplus)	$137,900,126
Total distributable earnings (loss)	(2,871,570)
Total Net Assets	$135,028,556
Net Assets - Class A Shares	$5,648,023
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	495,226
Net Asset Value Per Share(1)	$11.40
Maximum Offering Price Per Share(2)	$12.10
Net Assets - Class C Shares	$2,171,093
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	195,912
Net Asset Value Per Share(1)	$11.08
Net Assets - Class D Shares	$117,135,957
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,197,654
Net Asset Value Per Share	$11.49
Net Assets - Class I Shares	$1,847,651
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	160,762
Net Asset Value Per Share	$11.49
Net Assets - Class S Shares	$57,843
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,072
Net Asset Value Per Share	$11.40
Net Assets - Class T Shares	$8,167,989
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	712,918
Net Asset Value Per Share	$11.46

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Allocation Fund – Conservative
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Dividends from affiliates	$3,079,035
Dividends	24,209
Other income	442
Total Investment Income	3,103,686
Expenses:
Advisory fees	68,558
12b-1 Distribution and shareholder servicing fees:
Class A Shares	14,756
Class C Shares	25,218
Class S Shares	140
Transfer agent administrative fees and expenses:
Class D Shares	134,063
Class S Shares	140
Class T Shares	23,254
Transfer agent networking and omnibus fees:
Class A Shares	4,989
Class C Shares	2,267
Class I Shares	1,850
Other transfer agent fees and expenses:
Class A Shares	358
Class C Shares	133
Class D Shares	17,476
Class I Shares	122
Class S Shares	9
Class T Shares	198
Registration fees	87,603
Professional fees	47,460
Shareholder reports expense	27,348
Custodian fees	11,113
Trustees' fees and expenses	2,912
Other expenses	15,352
Total Expenses	485,319
Less: Excess Expense Reimbursement and Waivers	(72,147)
Net Expenses	413,172
Net Investment Income/(Loss)	2,690,514
Net Realized Gain/(Loss) on Investments:
Investments	1,392
Investments in affiliates	(2,756,797)
Capital gain distributions from underlying funds	1,722,282
Total Net Realized Gain/(Loss) on Investments	(1,033,123)
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(174,470)
Investments in affiliates	8,462,829
Total Change in Unrealized Net Appreciation/Depreciation	8,288,359
Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,945,750
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$2,690,514	$2,320,670
Net realized gain/(loss) on investments	(1,033,123)	(5,755,237)
Change in unrealized net appreciation/depreciation	8,288,359	10,277,849
Net Increase/(Decrease) in Net Assets Resulting from Operations	9,945,750	6,843,282
Dividends and Distributions to Shareholders:
Class A Shares	(90,046)	(131,557)
Class C Shares	(24,374)	(74,669)
Class D Shares	(1,981,569)	(2,866,502)
Class I Shares	(26,674)	(59,077)
Class S Shares	(879)	(988)
Class T Shares	(156,405)	(236,186)
Net Decrease from Dividends and Distributions to Shareholders	(2,279,947)	(3,368,979)
Capital Share Transactions:
Class A Shares	(1,187,876)	(868,840)
Class C Shares	(1,410,006)	(2,712,685)
Class D Shares	(14,606,730)	(7,317,963)
Class I Shares	(91,666)	(866,985)
Class S Shares	(591)	(42,971)
Class T Shares	(2,995,590)	(1,930,543)
Net Increase/(Decrease) from Capital Share Transactions	(20,292,459)	(13,739,987)
Net Increase/(Decrease) in Net Assets	(12,626,656)	(10,265,684)
Net Assets:
Beginning of period	147,655,212	157,920,896
End of period	$135,028,556	$147,655,212
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.77	$10.52	$13.99	$12.28	$12.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.14	0.39	0.25	0.14
Net realized and unrealized gain/(loss)	0.61	0.33	(2.57)	2.07	0.19
Total from Investment Operations	0.80	0.47	(2.18)	2.32	0.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.04)	(0.41)	(0.26)	(0.13)
Distributions (from capital gains)	—	(0.18)	(0.88)	(0.35)	(0.45)
Total Dividends and Distributions	(0.17)	(0.22)	(1.29)	(0.61)	(0.58)
Net Asset Value, End of Period	$11.40	$10.77	$10.52	$13.99	$12.28
Total Return*	7.51%	4.54%	(17.15)%	19.10%	2.58%
Net Assets, End of Period (in thousands)	$5,648	$6,511	$7,213	$8,650	$4,030
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.51%	0.51%	0.47%	0.47%	0.47%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.48%	0.48%	0.47%	0.47%	0.47%
Ratio of Net Investment Income/(Loss)(2)	1.78%	1.36%	3.03%	1.84%	1.13%
Portfolio Turnover Rate	111%	41%	43%	34%	57%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.49	$10.28	$13.67	$12.01	$12.26
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.08	0.29	0.18	0.05
Net realized and unrealized gain/(loss)	0.59	0.31	(2.50)	1.98	0.18
Total from Investment Operations	0.70	0.39	(2.21)	2.16	0.23
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	—	(0.30)	(0.15)	(0.03)
Distributions (from capital gains)	—	(0.18)	(0.88)	(0.35)	(0.45)
Total Dividends and Distributions	(0.11)	(0.18)	(1.18)	(0.50)	(0.48)
Net Asset Value, End of Period	$11.08	$10.49	$10.28	$13.67	$12.01
Total Return*	6.66%	3.88%	(17.65)%	18.20%	1.85%
Net Assets, End of Period (in thousands)	$2,171	$3,461	$6,096	$9,356	$10,655
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.24%	1.18%	1.18%	1.15%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.21%	1.15%	1.18%	1.15%	1.18%
Ratio of Net Investment Income/(Loss)(2)	1.08%	0.76%	2.31%	1.38%	0.41%
Portfolio Turnover Rate	111%	41%	43%	34%	57%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.84	$10.59	$14.06	$12.34	$12.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.17	0.41	0.30	0.16
Net realized and unrealized gain/(loss)	0.62	0.32	(2.57)	2.05	0.20
Total from Investment Operations	0.84	0.49	(2.16)	2.35	0.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.06)	(0.43)	(0.28)	(0.16)
Distributions (from capital gains)	—	(0.18)	(0.88)	(0.35)	(0.45)
Total Dividends and Distributions	(0.19)	(0.24)	(1.31)	(0.63)	(0.61)
Net Asset Value, End of Period	$11.49	$10.84	$10.59	$14.06	$12.34
Total Return*	7.77%	4.78%	(16.91)%	19.27%	2.77%
Net Assets, End of Period (in thousands)	$117,136	$125,119	$129,498	$174,449	$147,682
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.32%	0.31%	0.27%	0.28%	0.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income/(Loss)(2)	1.98%	1.57%	3.22%	2.20%	1.32%
Portfolio Turnover Rate	111%	41%	43%	34%	57%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.84	$10.59	$14.07	$12.34	$12.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.17	0.42	0.29	0.17
Net realized and unrealized gain/(loss)	0.62	0.33	(2.58)	2.07	0.20
Total from Investment Operations	0.83	0.50	(2.16)	2.36	0.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.07)	(0.44)	(0.28)	(0.16)
Distributions (from capital gains)	—	(0.18)	(0.88)	(0.35)	(0.45)
Total Dividends and Distributions	(0.18)	(0.25)	(1.32)	(0.63)	(0.61)
Net Asset Value, End of Period	$11.49	$10.84	$10.59	$14.07	$12.34
Total Return*	7.73%	4.80%	(16.92)%	19.39%	2.89%
Net Assets, End of Period (in thousands)	$1,848	$1,842	$2,645	$3,830	$3,381
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.29%	0.28%	0.24%	0.22%	0.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.25%	0.25%	0.24%	0.22%	0.21%
Ratio of Net Investment Income/(Loss)(2)	1.93%	1.56%	3.27%	2.16%	1.37%
Portfolio Turnover Rate	111%	41%	43%	34%	57%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.79	$10.52	$13.97	$12.25	$12.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.13	0.36	0.25	0.11
Net realized and unrealized gain/(loss)	0.60	0.32	(2.55)	2.02	0.20
Total from Investment Operations	0.78	0.45	(2.19)	2.27	0.31
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	—	(0.38)	(0.20)	(0.06)
Distributions (from capital gains)	—	(0.18)	(0.88)	(0.35)	(0.45)
Total Dividends and Distributions	(0.17)	(0.18)	(1.26)	(0.55)	(0.51)
Net Asset Value, End of Period	$11.40	$10.79	$10.52	$13.97	$12.25
Total Return*	7.24%	4.36%	(17.19)%	18.70%	2.43%
Net Assets, End of Period (in thousands)	$58	$55	$96	$108	$126
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.68%	0.69%	0.65%	0.65%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.65%	0.66%	0.65%	0.65%	0.63%
Ratio of Net Investment Income/(Loss)(2)	1.61%	1.19%	2.83%	1.88%	0.90%
Portfolio Turnover Rate	111%	41%	43%	34%	57%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.82	$10.56	$14.03	$12.32	$12.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.16	0.41	0.29	0.16
Net realized and unrealized gain/(loss)	0.61	0.33	(2.58)	2.04	0.20
Total from Investment Operations	0.82	0.49	(2.17)	2.33	0.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.05)	(0.42)	(0.27)	(0.15)
Distributions (from capital gains)	—	(0.18)	(0.88)	(0.35)	(0.45)
Total Dividends and Distributions	(0.18)	(0.23)	(1.30)	(0.62)	(0.60)
Net Asset Value, End of Period	$11.46	$10.82	$10.56	$14.03	$12.32
Total Return*	7.65%	4.76%	(17.02)%	19.12%	2.78%
Net Assets, End of Period (in thousands)	$8,168	$10,666	$12,373	$16,283	$15,174
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.42%	0.42%	0.39%	0.39%	0.38%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.34%	0.35%	0.36%	0.35%	0.36%
Ratio of Net Investment Income/(Loss)(2)	1.96%	1.51%	3.22%	2.14%	1.27%
Portfolio Turnover Rate	111%	41%	43%	34%	57%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Global Allocation Fund – Conservative (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a "fund of funds," meaning substantially all of the Fund's assets will be invested in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
14 | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
Underlying Funds
The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows:  40% to equity investments, 55% to fixed-income securities and money market instruments, and 5% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is
Janus Investment Fund | 15

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer
16 | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to
Janus Investment Fund | 17

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $461.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $10.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in
18 | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
3.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$2,638,515	$-	$(7,961,170)	$-	$(2,563)	$2,453,648
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,571,859)	$(6,389,311)	$(7,961,170)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$132,594,228	$4,000,185	$(1,546,537)	$2,453,648
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$2,279,947	$-	$-	$-
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Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$834,110	$2,534,869	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
4.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	42,053	$454,098	76,211	$808,674
Reinvested dividends and distributions	7,151	79,449	11,370	117,336
Shares repurchased	(158,331)	(1,721,423)	(168,774)	(1,794,850)
Net Increase/(Decrease)	(109,127)	$(1,187,876)	(81,193)	$(868,840)
Class C Shares:
Shares sold	481	$5,200	53,348	$542,580
Reinvested dividends and distributions	2,228	24,131	7,366	74,253
Shares repurchased	(136,908)	(1,439,337)	(323,680)	(3,329,518)
Net Increase/(Decrease)	(134,199)	$(1,410,006)	(262,966)	$(2,712,685)
Class D Shares:
Shares sold	564,016	$6,215,314	606,807	$6,472,180
Reinvested dividends and distributions	175,584	1,963,026	274,054	2,844,684
Shares repurchased	(2,084,793)	(22,785,070)	(1,567,497)	(16,634,827)
Net Increase/(Decrease)	(1,345,193)	$(14,606,730)	(686,636)	$(7,317,963)
Class I Shares:
Shares sold	61,986	$680,383	93,951	$997,758
Reinvested dividends and distributions	2,367	26,465	5,670	58,799
Shares repurchased	(73,572)	(798,514)	(179,492)	(1,923,542)
Net Increase/(Decrease)	(9,219)	$(91,666)	(79,871)	$(866,985)
Class S Shares:
Shares sold	309	$3,375	522	$5,494
Reinvested dividends and distributions	79	879	95	988
Shares repurchased	(433)	(4,845)	(4,623)	(49,453)
Net Increase/(Decrease)	(45)	$(591)	(4,006)	$(42,971)
Class T Shares:
Shares sold	246,651	$2,669,704	234,302	$2,489,430
Reinvested dividends and distributions	13,830	154,199	22,539	233,507
Shares repurchased	(533,741)	(5,819,493)	(442,216)	(4,653,480)
Net Increase/(Decrease)	(273,260)	$(2,995,590)	(185,375)	$(1,930,543)
5.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$153,727,393	$170,796,272	$-	$-
6.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Global Allocation Fund – Conservative
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Allocation Fund – Conservative
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Allocation Fund – Conservative (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Global Allocation Fund – Conservative
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Foreign Taxes Paid	$52,570
Foreign Source Income	$135,518
Dividends Received Deduction Percentage	11%
Qualified Dividend Income Percentage	25%
22 | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
24 | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 25

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
26 | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 27

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
28 | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 29

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
30 | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 31

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
32 | June 30, 2024

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93020 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Global Allocation Fund – Growth
Janus Investment Fund

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Growth
Schedule of Investments
June 30, 2024

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 60.0%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	1,089,682	$12,142,610
Janus Henderson Enterprise Fund - Class N Shares£	147,863	20,741,233
Janus Henderson Growth and Income Fund - Class N Shares£	305,546	22,778,352
Janus Henderson Overseas Fund - Class N Shares£	1,281,997	60,548,620
Janus Henderson Research Fund - Class N Shares*,£	224,720	18,485,383
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	77,997	1,248,808
Janus Henderson Triton Fund - Class N Shares£	16,869	464,600
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	307,535	3,379,965
		139,789,571
Exchange-Traded Funds (ETFs) – 28.9%
iShares Core International Aggregate Bond	117,679	5,874,534
iShares JP Morgan USD Emerging Markets Bond	58,023	5,133,875
iShares Russell 2000 Value	58,576	8,921,127
Janus Henderson Small Cap Growth Alpha£	46,910	2,770,504
Vanguard FTSE Emerging Markets	752,995	32,951,061
Vanguard Value	72,043	11,556,418
		67,207,519
Fixed Income Funds – 9.6%
Janus Henderson Developed World Bond Fund - Class N Shares£	1,666,171	12,579,565
Janus Henderson Flexible Bond Fund - Class N Shares£	996,342	9,166,308
Janus Henderson High-Yield Fund - Class N Shares£	54,636	394,990
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	74,866	211,870
		22,352,733
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£	3,559,671	3,560,383
Total Investments (total cost $216,871,867) – 100.0%		232,910,206
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(11,366)
Net Assets – 100%		$232,898,840
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Allocation Fund – Growth
Schedule of Investments
June 30, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 72.3%
Equity Funds - 60.0%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares
	$12,443,914	$853,964	$(13,316,527)	$91,507	$(72,858)	$-	-	$1,155,574	$233,846
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	17,762,545	2,450,904	(10,590,278)	806,888	1,712,551	12,142,610	1,089,682	112,582	573,763
Janus Henderson Asia Equity Fund - Class N Shares
	6,574,368	100,210	(7,085,655)	(110,503)	521,580	-	-	2,945	-
Janus Henderson Contrarian Fund - Class N Shares
	11,934,681	992,213	(13,410,875)	4,308,102	(3,824,121)	-	-	74,578	730,460
Janus Henderson Emerging Markets Fund - Class N Shares
	18,554,793	543,047	(19,835,590)	(1,382,519)	2,120,269	-	-	110,395	-
Janus Henderson Enterprise Fund - Class N Shares
	9,119,303	12,719,668	(1,473,314)	4,809	370,767	20,741,233	147,863	-	647,756
Janus Henderson European Focus Fund - Class N Shares
	4,876,866	3,734,684	(9,915,073)	1,865,591	(562,068)	-	-	214,788	-
Janus Henderson Forty Fund - Class N Shares
	9,481,531	3,169,875	(15,009,434)	4,137,849	(1,779,821)	-	-	39,939	894,941
Janus Henderson Global Equity Income Fund - Class N Shares
	8,892,937	6,450,907	(16,323,037)	(94,107)	1,073,300	-	-	721,095	-
Janus Henderson Global Real Estate Fund - Class N Shares
	6,903,772	238,803	(7,131,022)	812,918	(824,471)	-	-	146,150	-
Janus Henderson Global Research Fund - Class N Shares
	6,288,233	2,242,066	(10,137,093)	2,226,599	(619,805)	-	-	79,171	322,178
Janus Henderson Global Select Fund - Class N Shares
	10,170,853	945,198	(12,682,247)	3,670,793	(2,104,597)	-	-	140,990	643,199
Janus Henderson Growth and Income Fund - Class N Shares
	9,300,603	16,343,875	(3,849,115)	170,326	812,663	22,778,352	305,546	197,786	1,005,391
Janus Henderson Overseas Fund - Class N Shares
	19,492,007	44,384,903	(5,054,323)	300,459	1,425,574	60,548,620	1,281,997	264,205	-
Janus Henderson Research Fund - Class N Shares*
	-	18,869,042	(413,630)	(1,200)	31,171	18,485,383	224,720	-	-
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	11,258,174	779,988	(12,509,826)	1,084,797	635,675	1,248,808	77,997	106,689	-
Janus Henderson Triton Fund - Class N Shares
	7,514,081	1,190,740	(8,241,825)	771,234	(769,630)	464,600	16,869	-	504,940
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	8,700,249	393,241	(6,414,326)	576,514	124,287	3,379,965	307,535	180,748	-
Total Equity Funds - 60.0%
	$179,268,910	$116,403,328	$(173,393,190)	$19,240,057	$(1,729,534)	$139,789,571	3,452,209	$3,547,635	$5,556,474
Exchange-Traded Funds (ETFs) - 1.2%
Janus Henderson AAA CLO
	1,874,908	648,102	(2,560,639)	57,507	(19,878)	-	-	129,515	-
Janus Henderson Small Cap Growth Alpha
	-	2,773,352	(57,597)	333	54,416	2,770,504	46,910	2,401	-
Total Exchange-Traded Funds (ETFs) - 1.2%
	$1,874,908	$3,421,454	$(2,618,236)	$57,840	$34,538	$2,770,504	46,910	$131,916	$-
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Schedule of Investments
June 30, 2024

Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Fixed Income Funds - 9.6%
Janus Henderson Developed World Bond Fund - Class N Shares
	$-	$21,810,149	$(9,236,068)	$53,403	$(47,919)	$12,579,565	1,666,171	$242,471	$-
Janus Henderson Flexible Bond Fund - Class N Shares
	12,673,083	4,192,377	(7,524,536)	(306,134)	131,518	9,166,308	996,342	354,660	-
Janus Henderson Global Bond Fund - Class N Shares
	27,664,133	479,555	(28,292,966)	(3,217,668)	3,366,946	-	-	(140,990) þ	-
Janus Henderson High-Yield Fund - Class N Shares
	813,130	162,129	(601,321)	(95,985)	117,037	394,990	54,636	55,000	-
Janus Henderson Multi-Sector Income Fund - Class N Shares
	401,077	2,258,347	(2,689,683)	34,559	(4,300)	-	-	91,740	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	3,543,268	1,134,761	(4,482,292)	(84,549)	100,682	211,870	74,866	83,777	-
Total Fixed Income Funds - 9.6%
	$45,094,691	$30,037,318	$(52,826,866)	$(3,616,374)	$3,663,964	$22,352,733	2,792,015	$686,658	$-
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	154,030	8,223,806	(4,817,453)	-	-	3,560,383	3,559,671	35,727	-
Total Affiliated Investments - 72.3%
	$226,392,539	$158,085,906	$(233,655,745)	$15,681,523	$1,968,968	$168,473,191	9,850,805	$4,401,936	$5,556,474
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Allocation Fund – Growth
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

þ
During the Fund’s current reporting period, a portion of the prior year distributions it received from this underlying fund was determined to be return of capital distributions. The negative amount disclosed was originally recorded as income in the Fund’s prior fiscal year and has been reclassified as a return of capital in the current reporting period.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$139,789,571	$-	$-
Exchange-Traded Funds (ETFs)	67,207,519	-	-
Fixed Income Funds	22,352,733	-	-
Money Markets	-	3,560,383	-
Total Assets	$229,349,823	$3,560,383	$-
4  | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Statement of Assets and Liabilities
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $64,625,946)	$64,437,015
Affiliated investments, at value (cost $152,245,921)	168,473,191
Trustees' deferred compensation	6,415
Receivables:
Dividends	233,681
Investments sold	99,349
Fund shares sold	34,211
Dividends from affiliates	10,884
Other assets	369
Total Assets	233,295,115
Liabilities:
Payables:
Investments purchased	157,492
Fund shares repurchased	131,634
Professional fees	41,757
Transfer agent fees and expenses	31,518
Trustees' deferred compensation fees	6,415
Advisory fees	4,304
12b-1 Distribution and shareholder servicing fees	3,204
Trustees' fees and expenses	1,255
Custodian fees	1,118
Accrued expenses and other payables	17,578
Total Liabilities	396,275
Commitments and contingent liabilities (Note 3)
Net Assets	$232,898,840
Net Assets Consist of:
Capital (par value and paid-in surplus)	$202,988,995
Total distributable earnings (loss)	29,909,845
Total Net Assets	$232,898,840
Net Assets - Class A Shares	$6,632,741
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	491,766
Net Asset Value Per Share(1)	$13.49
Maximum Offering Price Per Share(2)	$14.31
Net Assets - Class C Shares	$1,819,556
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	138,240
Net Asset Value Per Share(1)	$13.16
Net Assets - Class D Shares	$197,176,871
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,452,057
Net Asset Value Per Share	$13.64
Net Assets - Class I Shares	$13,397,337
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	982,698
Net Asset Value Per Share	$13.63
Net Assets - Class S Shares	$1,556,828
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	116,314
Net Asset Value Per Share	$13.38
Net Assets - Class T Shares	$12,315,507
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	904,145
Net Asset Value Per Share	$13.62

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Allocation Fund – Growth
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Dividends from affiliates	$4,401,936
Dividends	73,460
Other income	727
Total Investment Income	4,476,123
Expenses:
Advisory fees	111,484
12b-1 Distribution and shareholder servicing fees:
Class A Shares	15,329
Class C Shares	20,704
Class S Shares	3,062
Transfer agent administrative fees and expenses:
Class D Shares	214,615
Class S Shares	3,063
Class T Shares	30,625
Transfer agent networking and omnibus fees:
Class A Shares	4,497
Class C Shares	1,902
Class I Shares	12,528
Other transfer agent fees and expenses:
Class A Shares	364
Class C Shares	113
Class D Shares	35,281
Class I Shares	693
Class S Shares	46
Class T Shares	250
Registration fees	85,322
Professional fees	48,321
Shareholder reports expense	43,428
Custodian fees	10,494
Trustees' fees and expenses	4,833
Other expenses	16,512
Total Expenses	663,466
Less: Excess Expense Reimbursement and Waivers	(15,247)
Net Expenses	648,219
Net Investment Income/(Loss)	3,827,904
Net Realized Gain/(Loss) on Investments:
Investments	2,997
Investments in affiliates	15,681,523
Capital gain distributions from underlying funds	5,556,474
Total Net Realized Gain/(Loss) on Investments	21,240,994
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(188,932)
Investments in affiliates	1,968,968
Total Change in Unrealized Net Appreciation/Depreciation	1,780,036
Net Increase/(Decrease) in Net Assets Resulting from Operations	$26,848,934
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$3,827,904	$2,835,132
Net realized gain/(loss) on investments	21,240,994	(5,692,960)
Change in unrealized net appreciation/depreciation	1,780,036	24,451,761
Net Increase/(Decrease) in Net Assets Resulting from Operations	26,848,934	21,593,933
Dividends and Distributions to Shareholders:
Class A Shares	(78,984)	(230,518)
Class C Shares	(12,756)	(86,622)
Class D Shares	(2,757,150)	(8,037,482)
Class I Shares	(186,334)	(588,717)
Class S Shares	(11,693)	(54,407)
Class T Shares	(162,020)	(545,358)
Net Decrease from Dividends and Distributions to Shareholders	(3,208,937)	(9,543,104)
Capital Share Transactions:
Class A Shares	(90,193)	623,306
Class C Shares	(770,250)	(768,807)
Class D Shares	(13,346,724)	(1,068,279)
Class I Shares	(1,646,568)	1,481,819
Class S Shares	384,562	(154,959)
Class T Shares	(1,580,660)	(1,440,925)
Net Increase/(Decrease) from Capital Share Transactions	(17,049,833)	(1,327,845)
Net Increase/(Decrease) in Net Assets	6,590,164	10,722,984
Net Assets:
Beginning of period	226,308,676	215,585,692
End of period	$232,898,840	$226,308,676
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.15	$11.54	$16.53	$12.93	$14.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.13	0.48	0.18	0.17
Net realized and unrealized gain/(loss)	1.31	0.99	(3.08)	4.12	(0.32)
Total from Investment Operations	1.50	1.12	(2.60)	4.30	(0.15)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.10)	(0.50)	(0.18)	(0.17)
Distributions (from capital gains)	—	(0.41)	(1.89)	(0.52)	(0.80)
Total Dividends and Distributions	(0.16)	(0.51)	(2.39)	(0.70)	(0.97)
Net Asset Value, End of Period	$13.49	$12.15	$11.54	$16.53	$12.93
Total Return*	12.46%	10.03%	(18.53)%	33.72%	(1.48)%
Net Assets, End of Period (in thousands)	$6,633	$6,073	$5,148	$6,003	$4,381
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.46%	0.48%	0.45%	0.46%	0.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.46%	0.48%	0.45%	0.46%	0.46%
Ratio of Net Investment Income/(Loss)(2)	1.54%	1.11%	3.28%	1.17%	1.29%
Portfolio Turnover Rate	100%	35%	32%	50%	49%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.86	$11.25	$16.16	$12.65	$13.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.05	0.37	0.09	0.07
Net realized and unrealized gain/(loss)	1.27	0.97	(3.01)	4.00	(0.32)
Total from Investment Operations	1.37	1.02	(2.64)	4.09	(0.25)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	—	(0.38)	(0.06)	(0.06)
Distributions (from capital gains)	—	(0.41)	(1.89)	(0.52)	(0.80)
Total Dividends and Distributions	(0.07)	(0.41)	(2.27)	(0.58)	(0.86)
Net Asset Value, End of Period	$13.16	$11.86	$11.25	$16.16	$12.65
Total Return*	11.58%	9.31%	(19.11)%	32.77%	(2.23)%
Net Assets, End of Period (in thousands)	$1,820	$2,373	$3,031	$4,096	$4,497
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.19%	1.14%	1.16%	1.14%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.19%	1.14%	1.16%	1.14%	1.18%
Ratio of Net Investment Income/(Loss)(2)	0.83%	0.40%	2.60%	0.64%	0.55%
Portfolio Turnover Rate	100%	35%	32%	50%	49%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.29	$11.66	$16.68	$13.04	$14.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.16	0.51	0.22	0.20
Net realized and unrealized gain/(loss)	1.32	1.00	(3.12)	4.15	(0.33)
Total from Investment Operations	1.54	1.16	(2.61)	4.37	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.12)	(0.52)	(0.21)	(0.20)
Distributions (from capital gains)	—	(0.41)	(1.89)	(0.52)	(0.80)
Total Dividends and Distributions	(0.19)	(0.53)	(2.41)	(0.73)	(1.00)
Net Asset Value, End of Period	$13.64	$12.29	$11.66	$16.68	$13.04
Total Return*	12.60%	10.31%	(18.41)%	34.01%	(1.37)%
Net Assets, End of Period (in thousands)	$197,177	$190,497	$181,527	$233,735	$187,295
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.28%	0.29%	0.26%	0.27%	0.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.27%	0.28%	0.26%	0.27%	0.28%
Ratio of Net Investment Income/(Loss)(2)	1.73%	1.31%	3.45%	1.45%	1.46%
Portfolio Turnover Rate	100%	35%	32%	50%	49%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.28	$11.65	$16.68	$13.04	$14.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.16	0.54	0.23	0.22
Net realized and unrealized gain/(loss)	1.32	1.01	(3.14)	4.14	(0.33)
Total from Investment Operations	1.54	1.17	(2.60)	4.37	(0.11)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.13)	(0.54)	(0.21)	(0.21)
Distributions (from capital gains)	—	(0.41)	(1.89)	(0.52)	(0.80)
Total Dividends and Distributions	(0.19)	(0.54)	(2.43)	(0.73)	(1.01)
Net Asset Value, End of Period	$13.63	$12.28	$11.65	$16.68	$13.04
Total Return*	12.63%	10.40%	(18.42)%	34.07%	(1.24)%
Net Assets, End of Period (in thousands)	$13,397	$13,700	$11,359	$14,799	$11,548
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.23%	0.23%	0.21%	0.21%	0.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.23%	0.23%	0.21%	0.21%	0.22%
Ratio of Net Investment Income/(Loss)(2)	1.74%	1.37%	3.65%	1.49%	1.59%
Portfolio Turnover Rate	100%	35%	32%	50%	49%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.06	$11.45	$16.43	$12.85	$13.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.12	0.48	0.16	0.18
Net realized and unrealized gain/(loss)	1.30	0.99	(3.09)	4.08	(0.35)
Total from Investment Operations	1.46	1.11	(2.61)	4.24	(0.17)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.09)	(0.48)	(0.14)	(0.14)
Distributions (from capital gains)	—	(0.41)	(1.89)	(0.52)	(0.80)
Total Dividends and Distributions	(0.14)	(0.50)	(2.37)	(0.66)	(0.94)
Net Asset Value, End of Period	$13.38	$12.06	$11.45	$16.43	$12.85
Total Return*	12.17%	9.97%	(18.71)%	33.45%	(1.67)%
Net Assets, End of Period (in thousands)	$1,557	$1,031	$1,134	$1,408	$1,539
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.63%	0.64%	0.62%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.63%	0.64%	0.62%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)(2)	1.27%	1.06%	3.31%	1.05%	1.30%
Portfolio Turnover Rate	100%	35%	32%	50%	49%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.27	$11.64	$16.65	$13.02	$14.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.15	0.49	0.21	0.19
Net realized and unrealized gain/(loss)	1.31	1.00	(3.10)	4.14	(0.32)
Total from Investment Operations	1.52	1.15	(2.61)	4.35	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.11)	(0.51)	(0.20)	(0.19)
Distributions (from capital gains)	—	(0.41)	(1.89)	(0.52)	(0.80)
Total Dividends and Distributions	(0.17)	(0.52)	(2.40)	(0.72)	(0.99)
Net Asset Value, End of Period	$13.62	$12.27	$11.64	$16.65	$13.02
Total Return*	12.52%	10.22%	(18.45)%	33.88%	(1.37)%
Net Assets, End of Period (in thousands)	$12,316	$12,635	$13,387	$16,385	$13,330
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.38%	0.39%	0.36%	0.37%	0.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.34%	0.35%	0.34%	0.34%	0.35%
Ratio of Net Investment Income/(Loss)(2)	1.65%	1.24%	3.34%	1.37%	1.43%
Portfolio Turnover Rate	100%	35%	32%	50%	49%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Global Allocation Fund – Growth (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a "fund of funds," meaning substantially all of the Fund's assets will be invested in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on growth of capital with a secondary emphasis on income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
14 | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
Underlying Funds
The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows:  75% to equity investments, 15% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is
Janus Investment Fund | 15

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer
16 | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on June 20, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to
Janus Investment Fund | 17

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $428.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $5.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in
18 | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
3.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$1,552,766	$14,094,076	$-	$-	$(5,334)	$14,268,337
During the year ended June 30, 2024, capital loss carryovers of $4,926,051 were utilized by the Fund .
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$218,641,869	$15,149,404	$(881,067)	$14,268,337
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$3,208,937	$-	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$2,177,263	$7,365,841	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $799,705, including $635,763 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 19

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
4.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	45,166	$576,075	115,901	$1,364,485
Reinvested dividends and distributions	6,096	76,812	19,817	223,339
Shares repurchased	(59,332)	(743,080)	(82,085)	(964,518)
Net Increase/(Decrease)	(8,070)	$(90,193)	53,633	$623,306
Class C Shares:
Shares sold	10,802	$128,326	18,242	$206,928
Reinvested dividends and distributions	1,033	12,756	7,846	86,622
Shares repurchased	(73,706)	(911,332)	(95,507)	(1,062,357)
Net Increase/(Decrease)	(61,871)	$(770,250)	(69,419)	$(768,807)
Class D Shares:
Shares sold	554,572	$7,076,644	502,381	$5,966,714
Reinvested dividends and distributions	213,674	2,722,210	697,247	7,941,664
Shares repurchased	(1,818,994)	(23,145,578)	(1,264,469)	(14,976,657)
Net Increase/(Decrease)	(1,050,748)	$(13,346,724)	(64,841)	$(1,068,279)
Class I Shares:
Shares sold	200,348	$2,539,602	484,618	$5,591,527
Reinvested dividends and distributions	14,637	186,334	51,778	588,717
Shares repurchased	(348,239)	(4,372,504)	(395,189)	(4,698,425)
Net Increase/(Decrease)	(133,254)	$(1,646,568)	141,207	$1,481,819
Class S Shares:
Shares sold	32,531	$403,745	15,078	$179,544
Reinvested dividends and distributions	934	11,693	4,862	54,407
Shares repurchased	(2,678)	(30,876)	(33,387)	(388,910)
Net Increase/(Decrease)	30,787	$384,562	(13,447)	$(154,959)
Class T Shares:
Shares sold	439,427	$5,646,206	243,469	$2,847,082
Reinvested dividends and distributions	12,632	160,683	47,633	541,587
Shares repurchased	(577,937)	(7,387,549)	(411,256)	(4,829,594)
Net Increase/(Decrease)	(125,878)	$(1,580,660)	(120,154)	$(1,440,925)
5.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$224,075,234	$234,537,942	$-	$-
6.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
20 | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Allocation Fund – Growth
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Allocation Fund – Growth (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 21

Janus Henderson Global Allocation Fund – Growth
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Capital Gain Distributions	$635,763
Foreign Taxes Paid	$179,104
Foreign Source Income	$460,186
Dividends Received Deduction Percentage	26%
Qualified Dividend Income Percentage	62%
22 | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 23

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
24 | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 25

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
26 | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 27

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
28 | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 29

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
30 | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 31

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
32 | June 30, 2024

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93021 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Global Allocation Fund – Moderate
Janus Investment Fund

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments
June 30, 2024

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 46.0%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	681,842	$7,597,558
Janus Henderson Enterprise Fund - Class N Shares£	92,617	12,991,576
Janus Henderson Growth and Income Fund - Class N Shares£	191,558	14,280,618
Janus Henderson Overseas Fund - Class N Shares£	801,400	37,850,078
Janus Henderson Research Fund - Class N Shares*,£	140,910	11,591,156
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	48,641	778,776
Janus Henderson Triton Fund - Class N Shares£	10,392	286,200
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	189,448	2,082,099
		87,458,061
Exchange-Traded Funds (ETFs) – 29.9%
iShares Core International Aggregate Bond	231,036	11,533,317
iShares JP Morgan USD Emerging Markets Bond	112,670	9,969,042
iShares Russell 2000 Value	36,737	5,595,045
Janus Henderson Small Cap Growth Alpha£	29,708	1,754,555
Vanguard FTSE Emerging Markets	472,753	20,687,670
Vanguard Value	44,840	7,192,784
		56,732,413
Fixed Income Funds – 23.2%
Janus Henderson Developed World Bond Fund - Class N Shares£	3,280,992	24,771,453
Janus Henderson Flexible Bond Fund - Class N Shares£	1,961,796	18,048,468
Janus Henderson High-Yield Fund - Class N Shares£	108,047	781,179
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	143,623	406,454
		44,007,554
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£	1,689,977	1,690,315
Total Investments (total cost $181,155,349) – 100.0%		189,888,343
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(31,858)
Net Assets – 100%		$189,856,485
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments
June 30, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 71.0%
Equity Funds - 46.0%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares
	$10,568,203	$587,615	$(11,176,036)	$309,228	$(289,010)	$-	-	$961,103	$192,593
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	11,052,160	1,217,328	(6,205,556)	985,735	547,891	7,597,558	681,842	70,153	357,528
Janus Henderson Asia Equity Fund - Class N Shares
	4,080,932	64,224	(4,403,796)	(88,274)	346,914	-	-	1,852	-
Janus Henderson Contrarian Fund - Class N Shares
	7,313,733	596,163	(8,188,125)	2,470,432	(2,192,203)	-	-	44,822	439,017
Janus Henderson Emerging Markets Fund - Class N Shares
	11,363,068	248,662	(12,067,092)	(859,412)	1,314,774	-	-	68,414	-
Janus Henderson Enterprise Fund - Class N Shares
	5,506,479	8,092,439	(853,551)	10,266	235,943	12,991,576	92,617	-	419,047
Janus Henderson European Focus Fund - Class N Shares
	3,036,451	2,343,160	(6,185,453)	1,157,713	(351,871)	-	-	133,816	-
Janus Henderson Forty Fund - Class N Shares
	5,725,518	2,120,818	(9,284,949)	2,670,478	(1,231,865)	-	-	24,707	553,640
Janus Henderson Global Equity Income Fund - Class N Shares
	5,283,368	3,963,054	(9,835,966)	(49,724)	639,268	-	-	438,090	-
Janus Henderson Global Real Estate Fund - Class N Shares
	4,318,573	153,194	(4,464,594)	637,772	(644,945)	-	-	91,108	-
Janus Henderson Global Research Fund - Class N Shares
	3,786,506	1,534,569	(6,311,995)	1,318,013	(327,093)	-	-	49,273	200,514
Janus Henderson Global Select Fund - Class N Shares
	6,646,549	588,231	(8,204,644)	2,206,907	(1,237,043)	-	-	87,664	399,923
Janus Henderson Growth and Income Fund - Class N Shares
	5,412,270	11,049,657	(2,789,517)	158,867	449,341	14,280,618	191,558	122,365	630,170
Janus Henderson Overseas Fund - Class N Shares
	12,994,370	27,466,838	(3,744,132)	930,024	202,978	37,850,078	801,400	164,454	-
Janus Henderson Research Fund - Class N Shares*
	-	11,708,671	(159,211)	(344)	42,040	11,591,156	140,910	-	-
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	7,145,641	169,782	(7,547,788)	593,480	417,661	778,776	48,641	64,737	-
Janus Henderson Triton Fund - Class N Shares
	4,406,443	776,168	(4,900,808)	1,080,103	(1,075,706)	286,200	10,392	-	311,876
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	5,691,394	214,457	(4,287,385)	392,864	70,769	2,082,099	189,448	118,051	-
Total Equity Funds - 46.0%
	$114,331,658	$72,895,030	$(110,610,598)	$13,924,128	$(3,082,157)	$87,458,061	2,156,808	$2,440,609	$3,504,308
Exchange-Traded Funds (ETFs) - 0.9%
Janus Henderson AAA CLO
	3,015,825	2,021,297	(5,107,411)	102,262	(31,973)	-	-	246,088	-
Janus Henderson Small Cap Growth Alpha
	-	1,742,327	(22,361)	128	34,461	1,754,555	29,708	1,520	-
Total Exchange-Traded Funds (ETFs) - 0.9%
	$3,015,825	$3,763,624	$(5,129,772)	$102,390	$2,488	$1,754,555	29,708	$247,608	$-
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments
June 30, 2024

Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Fixed Income Funds - 23.2%
Janus Henderson Developed World Bond Fund - Class N Shares
	$-	$41,727,023	$(16,955,771)	$94,452	$(94,251)	$24,771,453	3,280,992	$467,709	$-
Janus Henderson Flexible Bond Fund - Class N Shares
	18,813,049	7,413,911	(7,949,382)	(296,120)	67,010	18,048,468	1,961,796	671,456	-
Janus Henderson Global Bond Fund - Class N Shares
	46,390,269	1,107,463	(48,020,516)	(7,461,935)	7,984,719	-	-	(306,766) þ	-
Janus Henderson High-Yield Fund - Class N Shares
	1,116,081	394,496	(766,278)	(123,157)	160,037	781,179	108,047	87,622	-
Janus Henderson Multi-Sector Income Fund - Class N Shares
	644,661	3,132,766	(3,824,482)	54,037	(6,982)	-	-	140,499	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	5,701,280	2,302,561	(7,628,618)	(180,820)	212,051	406,454	143,623	155,028	-
Total Fixed Income Funds - 23.2%
	$72,665,340	$56,078,220	$(85,145,047)	$(7,913,543)	$8,322,584	$44,007,554	5,494,458	$1,215,548	$-
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	192,076	5,935,908	(4,437,669)	-	-	1,690,315	1,689,977	46,722	-
Total Affiliated Investments - 71.0%
	$190,204,899	$138,672,782	$(205,323,086)	$6,112,975	$5,242,915	$134,910,485	9,370,951	$3,950,487	$3,504,308
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Allocation Fund – Moderate
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

þ
During the Fund’s current reporting period, a portion of the prior year distributions it received from this underlying fund was determined to be return of capital distributions. The negative amount disclosed was originally recorded as income in the Fund’s prior fiscal year and has been reclassified as a return of capital in the current reporting period.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$87,458,061	$-	$-
Exchange-Traded Funds (ETFs)	56,732,413	-	-
Fixed Income Funds	44,007,554	-	-
Money Markets	-	1,690,315	-
Total Assets	$188,198,028	$1,690,315	$-
4  | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Statement of Assets and Liabilities
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $55,178,305)	$54,977,858
Affiliated investments, at value (cost $125,977,044)	134,910,485
Trustees' deferred compensation	5,229
Receivables:
Dividends	246,346
Investments sold	54,127
Fund shares sold	19,260
Due from adviser	11,603
Dividends from affiliates	5,804
Other assets	267
Total Assets	190,230,979
Liabilities:
Payables:
Investments purchased	197,588
Fund shares repurchased	75,504
Professional fees	41,741
Transfer agent fees and expenses	24,995
Advisory fees	7,817
Trustees' deferred compensation fees	5,229
12b-1 Distribution and shareholder servicing fees	2,525
Custodian fees	1,110
Trustees' fees and expenses	1,035
Accrued expenses and other payables	16,950
Total Liabilities	374,494
Commitments and contingent liabilities (Note 3)
Net Assets	$189,856,485
Net Assets Consist of:
Capital (par value and paid-in surplus)	$177,686,170
Total distributable earnings (loss)	12,170,315
Total Net Assets	$189,856,485
Net Assets - Class A Shares	$9,236,613
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	754,437
Net Asset Value Per Share(1)	$12.24
Maximum Offering Price Per Share(2)	$12.99
Net Assets - Class C Shares	$629,315
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	52,259
Net Asset Value Per Share(1)	$12.04
Net Assets - Class D Shares	$164,482,484
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,325,218
Net Asset Value Per Share	$12.34
Net Assets - Class I Shares	$3,446,674
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	279,443
Net Asset Value Per Share	$12.33
Net Assets - Class S Shares	$538,950
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	44,423
Net Asset Value Per Share	$12.13
Net Assets - Class T Shares	$11,522,449
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	936,662
Net Asset Value Per Share	$12.30

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Allocation Fund – Moderate
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Dividends from affiliates	$3,950,487
Dividends	796,579
Other income	607
Total Investment Income	4,747,673
Expenses:
Advisory fees	92,843
12b-1 Distribution and shareholder servicing fees:
Class A Shares	22,885
Class C Shares	6,468
Class S Shares	1,171
Transfer agent administrative fees and expenses:
Class D Shares	183,254
Class S Shares	1,192
Class T Shares	27,879
Transfer agent networking and omnibus fees:
Class A Shares	5,099
Class C Shares	682
Class I Shares	3,241
Other transfer agent fees and expenses:
Class A Shares	528
Class C Shares	49
Class D Shares	27,585
Class I Shares	218
Class S Shares	21
Class T Shares	233
Registration fees	88,145
Professional fees	48,003
Shareholder reports expense	37,213
Custodian fees	10,948
Trustees' fees and expenses	3,989
Other expenses	15,976
Total Expenses	577,622
Less: Excess Expense Reimbursement and Waivers	(77,918)
Net Expenses	499,704
Net Investment Income/(Loss)	4,247,969
Net Realized Gain/(Loss) on Investments:
Investments	(748,820)
Investments in affiliates	6,112,975
Capital gain distributions from underlying funds	3,504,308
Total Net Realized Gain/(Loss) on Investments	8,868,463
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(200,527)
Investments in affiliates	5,242,915
Total Change in Unrealized Net Appreciation/Depreciation	5,042,388
Net Increase/(Decrease) in Net Assets Resulting from Operations	$18,158,820
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$4,247,969	$2,762,568
Net realized gain/(loss) on investments	8,868,463	(6,010,036)
Change in unrealized net appreciation/depreciation	5,042,388	17,173,033
Net Increase/(Decrease) in Net Assets Resulting from Operations	18,158,820	13,925,565
Dividends and Distributions to Shareholders:
Class A Shares	(124,694)	(242,632)
Class C Shares	(4,668)	(20,118)
Class D Shares	(2,504,968)	(4,624,841)
Class I Shares	(53,937)	(122,537)
Class S Shares	(4,883)	(26,980)
Class T Shares	(155,379)	(324,596)
Net Decrease from Dividends and Distributions to Shareholders	(2,848,529)	(5,361,704)
Capital Share Transactions:
Class A Shares	(951,563)	(2,434,840)
Class C Shares	(214,694)	(653,691)
Class D Shares	(13,120,896)	(7,638,439)
Class I Shares	(735,120)	(767,425)
Class S Shares	54,307	(664,740)
Class T Shares	(613,919)	(2,468,613)
Net Increase/(Decrease) from Capital Share Transactions	(15,581,885)	(14,627,748)
Net Increase/(Decrease) in Net Assets	(271,594)	(6,063,887)
Net Assets:
Beginning of period	190,128,079	196,191,966
End of period	$189,856,485	$190,128,079
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.28	$10.79	$14.88	$12.29	$12.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.14	0.43	0.22	0.16
Net realized and unrealized gain/(loss)	0.88	0.64	(2.77)	2.98	(0.06)
Total from Investment Operations	1.12	0.78	(2.34)	3.20	0.10
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.06)	(0.44)	(0.22)	(0.14)
Distributions (from capital gains)	—	(0.23)	(1.31)	(0.39)	(0.57)
Total Dividends and Distributions	(0.16)	(0.29)	(1.75)	(0.61)	(0.71)
Net Asset Value, End of Period	$12.24	$11.28	$10.79	$14.88	$12.29
Total Return*	9.98%	7.37%	(17.84)%	26.39%	0.60%
Net Assets, End of Period (in thousands)	$9,237	$9,441	$11,371	$14,023	$8,165
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.45%	0.46%	0.43%	0.43%	0.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.43%	0.44%	0.43%	0.43%	0.41%
Ratio of Net Investment Income/(Loss)(2)	2.11%	1.24%	3.21%	1.56%	1.29%
Portfolio Turnover Rate	104%	36%	43%	41%	51%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.10	$10.64	$14.66	$12.11	$12.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.06	0.32	0.16	0.06
Net realized and unrealized gain/(loss)	0.85	0.63	(2.72)	2.88	(0.05)
Total from Investment Operations	1.01	0.69	(2.40)	3.04	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	—	(0.31)	(0.10)	(0.03)
Distributions (from capital gains)	—	(0.23)	(1.31)	(0.39)	(0.57)
Total Dividends and Distributions	(0.07)	(0.23)	(1.62)	(0.49)	(0.60)
Net Asset Value, End of Period	$12.04	$11.10	$10.64	$14.66	$12.11
Total Return*	9.15%	6.61%	(18.40)%	25.39%	(0.06)%
Net Assets, End of Period (in thousands)	$629	$789	$1,387	$2,854	$4,381
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.16%	1.17%	1.19%	1.12%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.14%	1.15%	1.19%	1.11%	1.18%
Ratio of Net Investment Income/(Loss)(2)	1.46%	0.56%	2.42%	1.17%	0.45%
Portfolio Turnover Rate	104%	36%	43%	41%	51%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.37	$10.88	$14.99	$12.38	$12.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.16	0.45	0.26	0.18
Net realized and unrealized gain/(loss)	0.88	0.65	(2.79)	2.98	(0.05)
Total from Investment Operations	1.15	0.81	(2.34)	3.24	0.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.09)	(0.46)	(0.24)	(0.16)
Distributions (from capital gains)	—	(0.23)	(1.31)	(0.39)	(0.57)
Total Dividends and Distributions	(0.18)	(0.32)	(1.77)	(0.63)	(0.73)
Net Asset Value, End of Period	$12.34	$11.37	$10.88	$14.99	$12.38
Total Return*	10.19%	7.59%	(17.71)%	26.53%	0.84%
Net Assets, End of Period (in thousands)	$164,482	$164,312	$164,692	$213,724	$178,202
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.29%	0.30%	0.26%	0.27%	0.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.25%	0.26%	0.25%	0.25%	0.26%
Ratio of Net Investment Income/(Loss)(2)	2.30%	1.46%	3.35%	1.84%	1.40%
Portfolio Turnover Rate	104%	36%	43%	41%	51%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.36	$10.86	$14.98	$12.37	$12.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.17	0.53	0.25	0.19
Net realized and unrealized gain/(loss)	0.88	0.64	(2.86)	3.00	(0.05)
Total from Investment Operations	1.15	0.81	(2.33)	3.25	0.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.08)	(0.48)	(0.25)	(0.17)
Distributions (from capital gains)	—	(0.23)	(1.31)	(0.39)	(0.57)
Total Dividends and Distributions	(0.18)	(0.31)	(1.79)	(0.64)	(0.74)
Net Asset Value, End of Period	$12.33	$11.36	$10.86	$14.98	$12.37
Total Return*	10.21%	7.65%	(17.72)%	26.62%	0.88%
Net Assets, End of Period (in thousands)	$3,447	$3,930	$4,528	$6,744	$4,551
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.24%	0.23%	0.22%	0.21%	0.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.22%	0.21%	0.22%	0.21%	0.21%
Ratio of Net Investment Income/(Loss)(2)	2.30%	1.55%	3.87%	1.81%	1.47%
Portfolio Turnover Rate	104%	36%	43%	41%	51%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.16	$10.69	$14.75	$12.19	$12.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.14	0.40	0.21	0.15
Net realized and unrealized gain/(loss)	0.87	0.60	(2.74)	2.93	(0.07)
Total from Investment Operations	1.09	0.74	(2.34)	3.14	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.04)	(0.41)	(0.19)	(0.11)
Distributions (from capital gains)	—	(0.23)	(1.31)	(0.39)	(0.57)
Total Dividends and Distributions	(0.12)	(0.27)	(1.72)	(0.58)	(0.68)
Net Asset Value, End of Period	$12.13	$11.16	$10.69	$14.75	$12.19
Total Return*	9.80%	7.11%	(17.97)%	26.03%	0.47%
Net Assets, End of Period (in thousands)	$539	$443	$1,066	$1,385	$1,247
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.64%	0.65%	0.62%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.62%	0.63%	0.62%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)(2)	1.91%	1.30%	3.03%	1.51%	1.17%
Portfolio Turnover Rate	104%	36%	43%	41%	51%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.33	$10.84	$14.94	$12.34	$12.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.15	0.44	0.24	0.16
Net realized and unrealized gain/(loss)	0.89	0.64	(2.78)	2.98	(0.04)
Total from Investment Operations	1.14	0.79	(2.34)	3.22	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.07)	(0.45)	(0.23)	(0.15)
Distributions (from capital gains)	—	(0.23)	(1.31)	(0.39)	(0.57)
Total Dividends and Distributions	(0.17)	(0.30)	(1.76)	(0.62)	(0.72)
Net Asset Value, End of Period	$12.30	$11.33	$10.84	$14.94	$12.34
Total Return*	10.13%	7.51%	(17.77)%	26.43%	0.76%
Net Assets, End of Period (in thousands)	$11,522	$11,213	$13,148	$16,849	$13,981
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.39%	0.40%	0.37%	0.37%	0.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.33%	0.33%	0.33%	0.32%	0.34%
Ratio of Net Investment Income/(Loss)(2)	2.17%	1.38%	3.27%	1.76%	1.29%
Portfolio Turnover Rate	104%	36%	43%	41%	51%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Global Allocation Fund – Moderate (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a "fund of funds," meaning substantially all of the Fund's assets will be invested in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through growth of capital and income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
14 | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
Underlying Funds
The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows:  55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is
Janus Investment Fund | 15

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer
16 | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.12% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least a one-year period commencing on June 20, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to
Janus Investment Fund | 17

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $115.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended June 30, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in
18 | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
3.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$3,347,080	$1,277,746	$-	$-	$(3,981)	$7,549,470
During the year ended June 30, 2024, capital loss carryovers of $5,916,434 were utilized by the Fund .
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$182,338,873	$8,913,167	$(1,363,697)	$7,549,470
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$2,848,529	$-	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$1,422,861	$3,938,843	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $225,734, including $54,254 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 19

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
4.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	22,126	$257,872	84,220	$917,214
Reinvested dividends and distributions	10,493	122,562	21,826	232,007
Shares repurchased	(115,090)	(1,331,997)	(322,999)	(3,584,061)
Net Increase/(Decrease)	(82,471)	$(951,563)	(216,953)	$(2,434,840)
Class C Shares:
Shares sold	7,155	$77,156	28,017	$287,539
Reinvested dividends and distributions	399	4,595	1,918	20,118
Shares repurchased	(26,411)	(296,445)	(89,195)	(961,348)
Net Increase/(Decrease)	(18,857)	$(214,694)	(59,260)	$(653,691)
Class D Shares:
Shares sold	721,958	$8,357,771	714,673	$7,931,540
Reinvested dividends and distributions	208,854	2,456,124	426,840	4,571,454
Shares repurchased	(2,053,429)	(23,934,791)	(1,824,967)	(20,141,433)
Net Increase/(Decrease)	(1,122,617)	$(13,120,896)	(683,454)	$(7,638,439)
Class I Shares:
Shares sold	73,036	$855,201	47,600	$530,997
Reinvested dividends and distributions	4,590	53,937	11,452	122,537
Shares repurchased	(144,076)	(1,644,258)	(129,897)	(1,420,959)
Net Increase/(Decrease)	(66,450)	$(735,120)	(70,845)	$(767,425)
Class S Shares:
Shares sold	4,637	$53,310	6,843	$74,191
Reinvested dividends and distributions	422	4,883	2,562	26,980
Shares repurchased	(334)	(3,886)	(69,443)	(765,911)
Net Increase/(Decrease)	4,725	$54,307	(60,038)	$(664,740)
Class T Shares:
Shares sold	460,923	$5,363,030	273,679	$2,984,463
Reinvested dividends and distributions	13,183	154,633	30,278	323,070
Shares repurchased	(526,877)	(6,131,582)	(526,952)	(5,776,146)
Net Increase/(Decrease)	(52,771)	$(613,919)	(222,995)	$(2,468,613)
5.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$194,563,537	$205,088,576	$-	$-
6.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
20 | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Allocation Fund – Moderate
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Allocation Fund – Moderate (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 21

Janus Henderson Global Allocation Fund – Moderate
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Capital Gain Distributions	$54,254
Foreign Taxes Paid	$110,394
Foreign Source Income	$284,183
Dividends Received Deduction Percentage	15%
Qualified Dividend Income Percentage	35%
22 | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 23

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
24 | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 25

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
26 | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 27

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
28 | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 29

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
30 | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 31

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
32 | June 30, 2024

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93022 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Government Money Market Fund
Janus Investment Fund

Janus Henderson Government Money Market Fund

Janus Henderson Government Money Market Fund
Schedule of Investments
June 30, 2024

	Principal Amounts	Value
U.S. Government Agency Notes – 32.1%
Federal Home Loan Bank Discount Notes:
5.1800%, 7/1/24	$6,000,000	$6,000,000
5.2140%, 7/5/24	6,000,000	5,996,540
5.2250%, 7/10/24	6,000,000	5,992,201
5.2400%, 7/12/24	6,000,000	5,990,337
5.2480%, 7/17/24	5,000,000	4,988,401
5.2700%, 7/18/24	6,000,000	5,984,785
5.2000%, 7/19/24	6,000,000	5,984,289
5.2699%, 7/22/24	6,000,000	5,981,517
5.2570%, 7/24/24	6,000,000	5,979,967
5.2150%, 7/26/24	6,000,000	5,977,936
5.1950%, 8/2/24	5,000,000	4,976,770
5.2490%, 8/7/24	6,000,000	5,967,321
5.2550%, 8/9/24	5,000,000	4,971,035
5.2450%, 8/14/24	5,000,000	4,967,924
5.2400%, 8/16/24	5,000,000	4,966,343
5.2500%, 8/23/24	6,000,000	5,953,786
5.2400%, 8/28/24	6,000,000	5,949,127
5.2500%, 9/6/24	5,000,000	4,951,589
5.2400%, 9/11/24	6,000,000	5,936,903
5.2400%, 9/18/24	6,000,000	5,930,840
5.2450%, 9/20/24	6,000,000	5,928,397
Freddie Mac Discount Notes:
5.2500%, 8/13/24	6,000,000	5,962,240
Total U.S. Government Agency Notes (cost $125,338,248)		125,338,248
U.S. Treasury Debt – 16.3%
United States Treasury Bill, 5.2725%, 7/2/24	6,000,000	5,999,134
United States Treasury Bill, 5.2310%, 7/25/24	6,000,000	5,979,350
United States Treasury Bill, 5.1518%, 8/1/24	6,000,000	5,973,186
United States Treasury Bill, 5.2460%, 8/27/24	6,000,000	5,950,366
United States Treasury Bill, 5.2315%, 9/3/24	6,000,000	5,944,437
United States Treasury Bill, 5.2432%, 9/5/24	6,000,000	5,942,219
United States Treasury Bill, 5.2375%, 9/17/24	6,000,000	5,932,418
United States Treasury Bill, 5.2245%, 10/1/24	6,000,000	5,919,774
United States Treasury Bill, 5.2175%, 10/8/24	5,000,000	4,928,770
United States Treasury Bill, 5.2145%, 10/15/24	5,000,000	4,921,899
United States Treasury Bill, 5.1574%, 11/14/24	6,000,000	5,883,048
Total U.S. Treasury Debt (cost $63,374,601)		63,374,601
Variable Rate Demand Notes¶ – 15.0%
6213 Montezuma LLC (LOC: FHLB of San Francisco), 5.4500%, 2/1/62	2,200,000	2,200,000
Alberta Street Development LLC (LOC: FHLB of San Francisco), 5.4500%, 3/1/61	2,000,000	2,000,000
Bryan W Kelley 2019 Irrevocable Insurance Trust (LOC: FHLB of Dallas), 5.4500%, 7/1/70	2,980,000	2,980,000
Cypress Bend Real Estate Development Co LLC (LOC: FHLB of Dallas), 5.4500%, 4/1/33	9,000,000	9,000,000
Irvine Inn Apartments LP (LOC: FHLB of San Francisco), 5.4500%, 2/2/60	4,000,000	4,000,000
John H Smith Irrevocable Insurance Trust of 2017/The (LOC: FHLB of Dallas), 5.4500%, 2/1/41	5,820,000	5,820,000
Johnson Capital Management LLC (LOC: FHLB of Indianapolis), 5.7500%, 6/3/47	2,845,000	2,845,000
LML Trust (LOC: FHLB of Dallas), 5.4500%, 2/1/41	4,500,000	4,500,000
Olivetree Apartments LP (LOC: FHLB of San Francisco), 5.4500%, 6/2/59	10,000,000	10,000,000
Rieber Life Insurance Trust/The (LOC: FHLB of Dallas), 5.4500%, 5/1/42	4,000,000	4,000,000
SIL Irrevocable Trust (LOC: FHLB of Dallas), 5.4500%, 6/1/43	6,150,000	6,150,000
Ventana Housing LP (LOC: FHLB of San Francisco), 5.4500%, 6/1/60	5,000,000	5,000,000
Total Variable Rate Demand Notes (cost $58,495,000)		58,495,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Government Money Market Fund
Schedule of Investments
June 30, 2024
	Principal Amounts	Value
Repurchase Agreementsë – 36.6%
Goldman Sachs & Co, Joint repurchase agreement, 5.2200%, dated 6/28/24, maturing 7/1/24 to be repurchased at $35,015,225 collateralized by $35,637,901 in U.S. Government Agencies 2.9957% - 7.8051%, 4/20/46 - 7/16/54 with a value of $35,700,000	$35,000,000	$35,000,000
HSBC Securities (USA), Inc, Joint repurchase agreement, 5.2600%, dated 6/28/24, maturing 7/1/24 to be repurchased at $10,004,383 collateralized by $19,524,279 in U.S. Treasuries 0% - 1.6250%, 7/15/25 - 11/15/50 with a value of $10,200,000	10,000,000	10,000,000
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 6/28/24, maturing 7/1/24 to be repurchased at $20,008,833 collateralized by $22,777,333 in U.S. Treasuries 0% - 5.3750%, 9/5/24 - 11/15/50 with a value of $20,409,013	20,000,000	20,000,000
ING Financial Markets LLC, Joint repurchase agreement, 5.3100%, dated 6/28/24, maturing 7/1/24 to be repurchased at $30,013,275 collateralized by $32,463,005 in U.S. Government Agencies 1.5000% - 7.0000%, 1/1/26 - 1/1/57 with a value of $30,613,541	30,000,000	30,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.2800%, dated 6/28/24, maturing 7/1/24 to be repurchased at $5,002,200 collateralized by $5,079,155 in U.S. Treasuries 4.2500%, 3/15/27 with a value of $5,102,247	5,000,000	5,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.3000%, dated 6/28/24, maturing 7/1/24 to be repurchased at $42,518,771 collateralized by $16,126,096 in U.S. Government Agencies 4.5000% - 7.5000%, 8/1/37 - 7/20/63 and $27,270,556 in U.S. Treasuries 0.7500% - 4.6250%, 8/31/26 - 3/31/31 with a value of $43,369,152	42,500,000	42,500,000
Total Repurchase Agreements (cost $142,500,000)		142,500,000
Total Investments (total cost $389,707,849) – 100.0%		389,707,849
Cash, Receivables and Other Assets, net of Liabilities – 0.0%		90,760
Net Assets – 100%		$389,798,609

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Goldman Sachs & Co	$35,000,000	$—	$(35,000,000)	$—
HSBC Securities (USA), Inc	10,000,000	—	(10,000,000)	—
ING Financial Markets LLC	50,000,000	—	(50,000,000)	—
Royal Bank of Canada, NY Branch	47,500,000	—	(47,500,000)	—
Total	$142,500,000	$—	$(142,500,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Government Money Market Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
LOC	Letter of Credit
LP	Limited Partnership
Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.
¶
Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of June 30, 2024.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
U.S. Government Agency Notes	$-	$125,338,248	$-
U.S. Treasury Debt	-	63,374,601	-
Variable Rate Demand Notes	-	58,495,000	-
Repurchase Agreements	-	142,500,000	-
Total Assets	$-	$389,707,849	$-
Janus Investment Fund | 3

Janus Henderson Government Money Market Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Investments, at value (cost $247,207,849)	$247,207,849
Repurchase agreements, at value (cost $142,500,000)	142,500,000
Cash	118,235
Trustees' deferred compensation	10,697
Receivables:
Interest	308,746
Fund shares sold	189,383
Total Assets	390,334,910
Liabilities:
Payables:
Fund shares repurchased	283,385
Administration services fees	115,278
Advisory fees	63,984
Professional fees	45,914
Dividends	14,823
Trustees' deferred compensation fees	10,697
Trustees' fees and expenses	2,087
Accrued expenses and other payables	133
Total Liabilities	536,301
Net Assets	$389,798,609
Net Assets Consist of:
Capital (par value and paid-in surplus)	$389,801,855
Total distributable earnings (loss)	(3,246)
Total Net Assets	$389,798,609
Net Assets - Class D Shares	$383,581,504
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	383,588,843
Net Asset Value Per Share	$1.00
Net Assets - Class T Shares	$6,217,105
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,217,346
Net Asset Value Per Share	$1.00
See Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson Government Money Market Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Interest	$20,527,024
Other income	2,212
Total Investment Income	20,529,236
Expenses:
Advisory fees	763,877
Administration services fees:
Class D Shares	1,352,116
Class T Shares	24,133
Professional fees	55,473
Trustees' fees and expenses	8,093
Other expenses	135
Total Expenses	2,203,827
Net Investment Income/(Loss)	18,325,409
Net Realized Gain/(Loss) on Investments:
Investments	1,815
Total Net Realized Gain/(Loss) on Investments	1,815
Net Increase/(Decrease) in Net Assets Resulting from Operations	$18,327,224
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Government Money Market Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$18,325,409	$12,934,389
Net realized gain/(loss) on investments	1,815	-
Net Increase/(Decrease) in Net Assets Resulting from Operations	18,327,224	12,934,389
Dividends and Distributions to Shareholders:
Class D Shares	(18,021,947)	(12,672,152)
Class T Shares	(303,462)	(274,409)
Net Decrease from Dividends and Distributions to Shareholders	(18,325,409)	(12,946,561)
Capital Share Transactions:
Class D Shares	(299,747)	(23,016,362)
Class T Shares	(46,734)	(2,602,317)
Net Increase/(Decrease) from Capital Share Transactions	(346,481)	(25,618,679)
Net Increase/(Decrease) in Net Assets	(344,666)	(25,630,851)
Net Assets:
Beginning of period	390,143,275	415,774,126
End of period	$389,798,609	$390,143,275
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Government Money Market Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.03	— (2)	— (2)	0.01
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—
Total from Investment Operations	0.05	0.03	—	—	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.03)	— (2)	— (2)	(0.01)
Distributions (from capital gains)	—	— (2)	—	—	—
Total Dividends and Distributions	(0.05)	(0.03)	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	4.88%	3.27%	0.00%	0.00%	0.96%
Net Assets, End of Period (in thousands)	$383,582	$383,879	$406,908	$343,130	$324,601
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.57%	0.58%	0.57%	0.57%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.58%	0.25%	0.09%	0.49%
Ratio of Net Investment Income/(Loss)	4.77%	3.20%	0.00% (3)	0.00% (3)	0.84%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Government Money Market Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.03	— (2)	— (2)	0.01
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—
Total from Investment Operations	0.05	0.03	—	—	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.03)	— (2)	— (2)	(0.01)
Distributions (from capital gains)	—	— (2)	—	—	—
Total Dividends and Distributions	(0.05)	(0.03)	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	4.86%	3.25%	0.00%	0.00%	0.94%
Net Assets, End of Period (in thousands)	$6,217	$6,264	$8,866	$6,846	$7,384
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.59%	0.60%	0.59%	0.59%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.60%	0.26%	0.09%	0.53%
Ratio of Net Investment Income/(Loss)	4.75%	3.14%	0.00% (3)	0.00% (3)	0.98%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Government Money Market Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Government Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers two classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer both classes of shares.
The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).
As a government money market fund, the Fund is not required to impose a liquidity fee on fund redemptions. The Trustees have determined not to subject the Fund to a liquidity fee on fund redemptions. The Trustees have reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
Shareholders, including individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Liquidity
The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:
The Fund will limit its investments in illiquid securities to 5% or less of its total assets.
Daily liquidity. The Fund will invest at least 25% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Weekly liquidity. The Fund will invest at least 50% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Janus Investment Fund | 9

Janus Henderson Government Money Market Fund
Notes to Financial Statements
Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.
Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
10 | June 30, 2024

Janus Henderson Government Money Market Fund
Notes to Financial Statements
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Janus Investment Fund | 11

Janus Henderson Government Money Market Fund
Notes to Financial Statements
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Variable and Floating Rate Notes
The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers or commercial banks. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or
12 | June 30, 2024

Janus Henderson Government Money Market Fund
Notes to Financial Statements
recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.
The Adviser may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.
Class D Shares and Class T Shares of the Fund compensate the Adviser at an annual rate of 0.36% and 0.38%, respectively, of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with the Adviser on behalf of the Fund. The Adviser does not receive any additional compensation, beyond the administration services fee for serving as administrator.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total
Janus Investment Fund | 13

Janus Henderson Government Money Market Fund
Notes to Financial Statements
distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$6,813	$-	$-	$-	$(10,059)	$-
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$18,325,409	$-	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$12,936,711	$9,850	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class D Shares:
Shares sold	141,176,354	$141,176,353	138,981,154	$138,981,797
Reinvested dividends and distributions	17,747,254	17,747,254	12,522,215	12,522,215
Shares repurchased	(159,223,354)	(159,223,354)	(174,520,374)	(174,520,374)
Net Increase/(Decrease)	(299,746)	$(299,747)	(23,017,005)	$(23,016,362)
Class T Shares:
Shares sold	6,962,890	$6,962,889	9,837,496	$9,837,512
Reinvested dividends and distributions	303,043	303,043	272,793	272,793
Shares repurchased	(7,312,666)	(7,312,666)	(12,712,622)	(12,712,622)
Net Increase/(Decrease)	(46,733)	$(46,734)	(2,602,333)	$(2,602,317)
14 | June 30, 2024

Janus Henderson Government Money Market Fund
Notes to Financial Statements
6.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 15

Janus Henderson Government Money Market Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Government Money Market Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
16 | June 30, 2024

Janus Henderson Government Money Market Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Section 163(j) Interest Dividend	100%
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Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
18 | June 30, 2024

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
20 | June 30, 2024

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
Janus Investment Fund | 21

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
22 | June 30, 2024

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
Janus Investment Fund | 23

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
24 | June 30, 2024

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 25

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
26 | June 30, 2024

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
Janus Investment Fund | 27

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
28 | June 30, 2024

Janus Henderson Government Money Market Fund
Notes
Janus Investment Fund | 29

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93025 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson High-Yield Fund
Janus Investment Fund

Janus Henderson High-Yield Fund

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 3.5%
Amercian Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29ž	$2,522,791	$2,454,345
BX Commercial Mortgage Trust 2021-ARIA F, CME Term SOFR 1 Month + 2.7080%, 8.0370%, 10/15/36ž,‡	6,000,000	5,879,968
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE C, 3.8173%, 1/10/37ž,‡	5,000,000	4,847,417
MED Trust 2021-MDLN F, CME Term SOFR 1 Month + 4.1145%, 9.4435%, 11/15/38ž,‡	5,476,378	5,436,873
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	5,000,000	4,309,915
VASA Trust 2021-VASA F, CME Term SOFR 1 Month + 4.0145%, 9.3435%, 7/15/39ž,‡	3,083,000	1,687,645
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $24,214,477)		24,616,163
Bank Loans and Mezzanine Loans – 4.1%
Basic Industry – 0.2%
Verde Purchaser LLC, CME Term SOFR 1 Month + 4.50000%, 9.8291%, 11/30/30ƒ,‡	1,382,872	1,380,452
Capital Goods – 0.1%
White Cap Buyer LLC, CME Term SOFR 1 Month + 3.25000%, 8.5779%, 10/19/29ƒ,‡	395,000	395,517
Commercial Services – 0.3%
Driven Holdings LLC, CME Term SOFR 1 Month + 3.0000%, 8.4584%, 12/17/28‡	2,204,102	2,199,858
Communications – 1.2%
Clear Channel International BV, 7.5000%, 8/12/27	3,126,734	3,040,749
Directv Financing LLC, CME Term SOFR 1 Month + 5.0000%, 10.4584%, 8/2/27ƒ,‡	3,646,040	3,733,175
Directv Financing LLC, CME Term SOFR 1 Month + 5.2500%, 10.7084%, 8/2/29‡	1,803,040	1,835,037
		8,608,961
Consumer Cyclical – 0.6%
Caesars Entertainment Inc, CME Term SOFR 3 Month + 2.7500%, 8.0973%, 2/6/31‡	1,708,000	1,706,395
Hoya Midco LLC, CME Term SOFR 1 Month + 3.25000%, 8.5779%, 2/3/29ƒ,‡	860,000	862,150
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 8.3452%, 6/14/31‡	1,490,061	1,485,412
		4,053,957
Consumer Non-Cyclical – 0.8%
Heartland Dental LLC, CME Term SOFR 1 Month + 4.5000%, 9.8439%, 4/28/28‡	4,950,984	4,969,597
LifePoint Health Inc, CME Term SOFR 3 Month + 4.7500%, 10.0559%, 11/16/28‡	808,989	812,832
		5,782,429
Diversified Financial – 0%
Osaic Holdings Inc, CME Term SOFR 1 Month + 4.0000%, 9.3439%, 8/17/28‡	3,218	3,226
Technology – 0.6%
Cloud Software Group Inc, CME Term SOFR 3 Month + 4.5000%, 9.8346%, 3/21/31‡	868,000	869,762
Modena Buyer LLC, CME Term SOFR 1 Month + 4.50000%, 9.8240%, 4/18/31ƒ,‡	3,846,000	3,748,658
		4,618,420
Transportation – 0.3%
AAdvantage Loyalty IP Ltd, CME Term SOFR 3 Month + 4.7500%, 10.3362%, 4/20/28‡	2,084,706	2,150,937
Total Bank Loans and Mezzanine Loans (cost $29,135,361)		29,193,757
Corporate Bonds – 85.9%
Basic Industry – 9.6%
Algoma Steel Inc, 9.1250%, 4/15/29ž	2,704,000	2,633,020
Compass Minerals International Inc, 6.7500%, 12/1/27ž	7,869,000	7,519,930
First Quantum Minerals Ltd, 9.3750%, 3/1/29ž	3,420,000	3,573,474
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31ž	7,683,000	6,866,517
FMG Resources (August 2006) Pty Ltd, 6.1250%, 4/15/32ž	2,706,000	2,675,394
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Hudbay Minerals Inc, 6.1250%, 4/1/29ž,#	$7,984,000	$7,944,934
Mineral Resources Ltd, 9.2500%, 10/1/28ž	6,530,000	6,853,444
Novelis Corp, 3.2500%, 11/15/26ž	1,656,000	1,558,303
Olympus Water US Holding Corp, 6.2500%, 10/1/29ž,#	6,054,000	5,526,163
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	2,887,000	2,869,707
Taseko Mines Ltd, 8.2500%, 5/1/30ž	5,043,000	5,159,085
Tronox Inc, 4.6250%, 3/15/29ž	5,851,000	5,281,630
Verde Purchaser LLC, 10.5000%, 11/30/30ž	4,988,000	5,271,837
WR Grace Holdings LLC, 5.6250%, 8/15/29ž	3,913,000	3,606,594
		67,340,032
Brokerage – 1.4%
Artec Group Inc, 10.0000%, 8/15/30ž	3,242,000	3,525,960
StoneX Group Inc, 7.8750%, 3/1/31ž	5,974,000	6,161,387
		9,687,347
Capital Goods – 8.2%
Alta Equipment Group Inc, 9.0000%, 6/1/29ž	3,287,000	3,049,378
Ardagh Metal Packaging SA, 4.0000%, 9/1/29ž,#	2,768,000	2,342,435
Bombardier Inc, 8.7500%, 11/15/30ž,#	3,688,000	3,985,928
Bombardier Inc, 7.2500%, 7/1/31ž	3,820,000	3,922,070
Builders FirstSource Inc, 6.3750%, 6/15/32ž	4,101,000	4,106,910
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.0000%, 2/15/29ž	4,524,000	4,684,665
MasterBrand Inc, 7.0000%, 7/15/32ž	2,668,000	2,698,150
Mauser Packaging Solutions Holding Co, 9.2500%, 4/15/27ž	6,500,000	6,504,173
Standard Industries Inc/NJ, 3.3750%, 1/15/31ž	12,645,000	10,653,794
Titan International Inc, 7.0000%, 4/30/28	3,513,000	3,378,396
TransDigm Inc, 4.8750%, 5/1/29#	9,852,000	9,228,272
Velocity Vehicle Group LLC, 8.0000%, 6/1/29ž	891,000	916,438
White Cap Parent LLC, 8.2500% (8.25% Cash or 9% PIK), 3/15/26ž,Ø	2,282,000	2,282,053
		57,752,662
Communications – 6.0%
Cable One Inc, 4.0000%, 11/15/30ž,#	4,774,000	3,563,073
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31ž	10,300,000	8,409,341
Clear Channel Outdoor Holdings Inc, 7.8750%, 4/1/30ž	7,158,000	7,204,856
Connect Finco Sarl / Connect US Finco LLC, 6.7500%, 10/1/26ž	4,367,000	4,214,815
Frontier Communications Holdings LLC, 8.6250%, 3/15/31ž	4,220,000	4,347,135
Univision Communications Inc, 8.0000%, 8/15/28ž	6,305,000	6,148,813
Univision Communications Inc, 4.5000%, 5/1/29ž	3,140,000	2,639,076
Univision Communications Inc, 7.3750%, 6/30/30ž,#	3,157,000	2,936,543
Univision Communications Inc, 8.5000%, 7/31/31ž	2,952,000	2,867,394
		42,331,046
Consumer Cyclical – 19.4%
Allied Universal Holdco LLC, 7.8750%, 2/15/31ž	3,577,000	3,586,307
Allied Universal Holdco LLC / Allied Universal Finance Corp, 6.0000%, 6/1/29ž,#	4,419,000	3,868,327
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29ž	5,190,000	5,113,759
Bath & Body Works Inc, 6.9500%, 3/1/33	2,783,000	2,708,995
Beazer Homes USA Inc, 7.5000%, 3/15/31ž	3,741,000	3,733,195
Carnival Corp, 6.0000%, 5/1/29ž	11,458,000	11,318,439
EG Global Finance PLC, 12.0000%, 11/30/28ž	3,201,000	3,408,034
Full House Resorts Inc, 8.2500%, 2/15/28ž	6,270,000	6,006,927
Garda World Security Corp, 7.7500%, 2/15/28ž	2,038,000	2,075,677
Garda World Security Corp, 6.0000%, 6/1/29ž,#	5,194,000	4,738,626
Garrett Motion Holdings Inc / Garrett LX I Sarl, 7.7500%, 5/31/32ž	2,548,000	2,582,199
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.8750%, 7/1/31ž	1,699,000	1,504,057
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 6.6250%, 1/15/32ž	1,364,000	1,370,386
JB Poindexter & Co Inc, 8.7500%, 12/15/31ž	6,908,000	7,156,626
Kohl's Corp, 4.6250%, 5/1/31Ç	7,485,000	6,261,408
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
LGI Homes Inc, 4.0000%, 7/15/29ž	$7,914,000	$6,847,601
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26ž	8,562,000	8,515,769
Macy's Retail Holdings LLC, 5.8750%, 4/1/29ž	4,233,000	4,108,093
Macy's Retail Holdings LLC, 6.7000%, 7/15/34ž	2,094,000	1,793,060
Mavis Tire Express Services Corp, 6.5000%, 5/15/29ž,#	5,640,000	5,258,101
Midwest Gaming Borrower LLC, 4.8750%, 5/1/29ž	3,514,000	3,273,263
NCL Corporation Ltd, 7.7500%, 2/15/29ž,#	4,573,000	4,754,553
Penn Entertainment Inc, 4.1250%, 7/1/29ž	8,440,000	7,238,696
Station Casinos LLC, 4.6250%, 12/1/31ž	7,498,000	6,682,991
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp, 5.8750%, 5/15/25ž	4,816,000	4,785,374
Travel + Leisure Co, 4.6250%, 3/1/30ž	2,545,000	2,316,091
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28ž	5,455,000	5,051,662
Wynn Macau Ltd, 5.6250%, 8/26/28ž	8,166,000	7,658,034
Wynn Macau Ltd, 5.1250%, 12/15/29ž	2,947,000	2,669,396
		136,385,646
Consumer Non-Cyclical – 9.9%
Amer Sports Co, 6.7500%, 2/16/31ž,#	4,366,000	4,354,379
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	491,000	447,321
BellRing Brands Inc, 7.0000%, 3/15/30ž	4,882,000	5,003,015
Endo Finance Holdings Inc, 8.5000%, 4/15/31ž	3,437,000	3,546,905
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	9,289,000	9,859,902
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	4,393,000	4,378,755
LifePoint Health Inc, 9.8750%, 8/15/30ž	2,164,000	2,307,742
LifePoint Health Inc, 10.0000%, 6/1/32ž	8,042,000	8,222,245
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29ž	14,135,000	13,514,110
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	2,324,000	2,387,918
Organon Finance 1 LLC, 5.1250%, 4/30/31ž	8,800,000	7,904,619
Star Parent Inc, 9.0000%, 10/1/30ž	3,712,000	3,897,216
Thor Industries Inc, 4.0000%, 10/15/29ž	4,688,000	4,115,051
		69,939,178
Electric – 2.2%
NextEra Energy Operating Partners LP, 7.2500%, 1/15/29ž,#	2,203,000	2,259,110
TerraForm Power Operating LLC, 4.7500%, 1/15/30ž	6,768,000	6,169,040
Vistra Operations Co LLC, 7.7500%, 10/15/31ž	2,346,000	2,443,103
Vistra Operations Co LLC, 6.8750%, 4/15/32ž	4,516,000	4,584,517
		15,455,770
Electrical Equipment – 0.2%
Bloom Energy Corp, 3.0000%, 6/1/28	1,357,000	1,312,537
Energy – 7.5%
Civitas Resources Inc, 8.3750%, 7/1/28ž	3,234,000	3,388,679
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	13,543,000	14,338,881
Howard Midstream Energy Partners LLC, 7.3750%, 7/15/32ž	7,604,000	7,722,279
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp, 6.0000%, 8/1/26ž	5,132,000	5,082,171
Sunoco LP / Sunoco Finance Corp, 4.5000%, 4/30/30	3,400,000	3,145,101
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 5.5000%, 1/15/28ž	6,249,000	5,978,657
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 9/1/31ž	4,868,000	4,549,376
Venture Global LNG Inc, 8.1250%, 6/1/28ž	8,164,000	8,410,692
		52,615,836
Finance Companies – 3.7%
goeasy Ltd, 7.6250%, 7/1/29ž	3,286,000	3,351,786
Nationstar Mortgage Holdings Inc, 7.1250%, 2/1/32ž	3,558,000	3,578,789
Navient Corp, 9.3750%, 7/25/30	3,856,000	4,054,484
Navient Corp, 5.6250%, 8/1/33	3,248,000	2,592,899
OneMain Finance Corp, 4.0000%, 9/15/30	3,998,000	3,431,251
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Finance Companies – (continued)
PennyMac Financial Services Inc, 5.7500%, 9/15/31ž	$7,326,000	$6,860,206
Springleaf Finance Corp, 5.3750%, 11/15/29	2,749,000	2,578,164
		26,447,579
Financial Institutions – 2.6%
Burford Capital Global Finance LLC, 6.2500%, 4/15/28ž	1,955,000	1,889,778
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	3,808,000	3,739,061
GGAM Finance Ltd, 8.0000%, 6/15/28ž	7,568,000	7,970,966
Jefferson Capital Holdings LLC, 9.5000%, 2/15/29ž	4,919,000	5,070,628
		18,670,433
Insurance – 2.4%
Broadstreet Partners Inc, 5.8750%, 4/15/29ž	9,202,000	8,586,234
HUB International Ltd, 5.6250%, 12/1/29ž	2,320,000	2,194,025
Panther Escrow Issuer LLC, 7.1250%, 6/1/31ž	1,639,000	1,657,740
USI Inc/NY, 7.5000%, 1/15/32ž	4,183,000	4,248,439
		16,686,438
Real Estate Investment Trusts (REITs) – 0.8%
Rithm Capital Corp, 8.0000%, 4/1/29ž	5,876,000	5,703,970
Technology – 7.1%
Cloud Software Group Inc, 6.5000%, 3/31/29ž	8,900,000	8,546,801
Cloud Software Group Inc, 9.0000%, 9/30/29ž	3,677,000	3,567,500
Cloud Software Group Inc, 8.2500%, 6/30/32ž	3,390,000	3,455,244
Fortress Intermediate 3 Inc, 7.5000%, 6/1/31ž	1,747,000	1,789,889
McAfee Corp, 7.3750%, 2/15/30ž	3,009,000	2,779,873
RingCentral Inc, 8.5000%, 8/15/30ž	6,747,000	7,042,019
Seagate HDD Cayman, 4.1250%, 1/15/31	4,637,000	4,141,085
Seagate HDD Cayman, 9.6250%, 12/1/32	10,099,700	11,520,122
UKG Inc, 6.8750%, 2/1/31ž	4,405,000	4,460,195
Western Digital Corp, 3.1000%, 2/1/32	3,721,000	3,025,303
		50,328,031
Transportation – 4.9%
American Airlines Inc, 7.2500%, 2/15/28ž	6,044,000	6,047,935
American Airlines Inc, 8.5000%, 5/15/29ž	2,351,000	2,442,612
Cargo Aircraft Management Inc, 4.7500%, 2/1/28ž	12,758,000	11,833,564
Rand Parent LLC, 8.5000%, 2/15/30ž,#	7,519,000	7,612,318
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27ž	6,418,000	6,391,831
		34,328,260
Total Corporate Bonds (cost $594,892,558)		604,984,765
Common Stocks – 1.9%
Capital Markets – 0.4%
Marex Group PLC*	155,343	3,106,860
Health Care Providers & Services – 0.5%
Surgery Partners Inc*	150,528	3,581,061
Hotels, Restaurants & Leisure – 0.2%
Carnival Corp*	66,478	1,244,468
Semiconductor & Semiconductor Equipment – 0.8%
Advanced Micro Devices Inc*	19,364	3,141,035
Marvell Technology Inc	34,028	2,378,557
		5,519,592
Total Common Stocks (cost $14,605,376)		13,451,981
Preferred Stocks – 0.4%
Consumer Cyclical – 0.4%
Quiksilver Inc¢ (cost $2,633,063)	3,097,721	2,633,063
Convertible Preferred Stocks – 0.3%
Chemicals – 0.3%
Albemarle Corp, 7.2500%, 3/1/27 (cost $2,130,342)	40,302	1,880,491
Investment Companies – 3.4%
Money Markets – 3.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $24,224,865)	24,220,021	24,224,865
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 1.7%
Investment Companies – 1.4%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	10,138,314	$10,138,314
Time Deposits – 0.3%
Royal Bank of Canada, 5.3100%, 7/1/24	$1,809,729	1,809,729
Total Investments Purchased with Cash Collateral from Securities Lending (cost $11,948,043)		11,948,043
Total Investments (total cost $703,784,085) – 101.2%		712,933,128
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(8,397,202)
Net Assets – 100%		$704,535,926

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$615,972,265	86.4%
Canada	30,550,857	4.3
Australia	16,395,355	2.3
United Kingdom	10,729,709	1.5
Macao	10,327,430	1.5
Ireland	7,970,966	1.1
Peru	7,944,934	1.1
Jersey	5,113,759	0.7
Finland	4,354,379	0.6
Zambia	3,573,474	0.5
Total	$712,933,128	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 3.4%
Money Markets - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$23,555,617	$401,731,589	$(401,062,203)	$875	$(1,013)	$24,224,865	24,220,021	$1,224,804
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.4%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	26,971,853	152,147,618	(168,981,157)	-	-	10,138,314	10,138,314	236,424 ∆
Total Affiliated Investments - 4.8%
	$50,527,470	$553,879,207	$(570,043,360)	$875	$(1,013)	$34,363,179	34,358,335	$1,461,228

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	331	10/3/24	$67,596,406	$235,322
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Ultra Long Term US Treasury Bond	5	9/30/24	$626,719	$23,498
US Treasury Long Bond	75	9/30/24	8,873,438	275,588
Total - Futures Long				534,408
Futures Short:
5 Year US Treasury Note	96	10/3/24	(10,231,500)	(116,421)
Ultra 10-Year Treasury Note	74	9/30/24	(8,401,313)	(177,705)
Total - Futures Short				(294,126)
Total				$240,282

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$534,408
Liability Derivatives:
*Futures contracts	$294,126

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended June 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(577,131)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$240,282

Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2024
Futures contracts:
Average notional amount of contracts - long	$33,660,859
Average notional amount of contracts - short	14,743,085
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2024

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$11,468,696	$—	$(11,468,696)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson High-Yield Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2024 is
$572,222,911, which represents 81.2% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended June 30, 2024 is $2,633,063, which represents 0.4% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
8  | June 30, 2024

Janus Henderson High-Yield Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$24,616,163	$-
Bank Loans and Mezzanine Loans	-	29,193,757	-
Corporate Bonds	-	604,984,765	-
Common Stocks	13,451,981	-	-
Preferred Stocks	-	-	2,633,063
Convertible Preferred Stocks	1,880,491	-	-
Investment Companies	-	24,224,865	-
Investments Purchased with Cash Collateral from Securities Lending	-	11,948,043	-
Total Investments in Securities	$15,332,472	$694,967,593	$2,633,063
Other Financial Instruments(a):
Futures Contracts	534,408	-	-
Total Assets	$15,866,880	$694,967,593	$2,633,063
Liabilities
Other Financial Instruments(a):
Futures Contracts	$294,126	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 9

Janus Henderson High-Yield Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $669,420,906)(1)	$678,569,949
Affiliated investments, at value (cost $34,363,179)	34,363,179
Cash	148,817
Deposits with brokers for futures	660,000
Variation margin receivable on futures contracts	46,344
Trustees' deferred compensation	19,464
Receivables:
Interest	10,743,169
Investments sold	7,127,720
Fund shares sold	567,470
Dividends from affiliates	94,965
Dividends	16,121
Other assets	104,044
Total Assets	732,461,242
Liabilities:
Collateral for securities loaned (Note 3)	11,948,043
Variation margin payable on futures contracts	91,039
Payables:
Investments purchased	8,314,353
Fund shares repurchased	6,612,454
Dividends	327,025
Advisory fees	316,402
Transfer agent fees and expenses	99,938
Professional fees	70,618
Trustees' deferred compensation fees	19,464
12b-1 Distribution and shareholder servicing fees	9,300
Trustees' fees and expenses	4,258
Affiliated fund administration fees payable	1,479
Custodian fees	801
Accrued expenses and other payables	110,142
Total Liabilities	27,925,316
Commitments and contingent liabilities (Note 4)
Net Assets	$704,535,926
See footnotes at the end of the Statement.
See Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson High-Yield Fund
Statement of Assets and Liabilities
June 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,017,384,867
Total distributable earnings (loss)	(312,848,941)
Total Net Assets	$704,535,926
Net Assets - Class A Shares	$29,106,235
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,026,293
Net Asset Value Per Share(2)	$7.23
Maximum Offering Price Per Share(3)	$7.59
Net Assets - Class C Shares	$2,785,991
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	385,233
Net Asset Value Per Share(2)	$7.23
Net Assets - Class D Shares	$291,392,252
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	40,294,330
Net Asset Value Per Share	$7.23
Net Assets - Class I Shares	$105,741,629
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,616,701
Net Asset Value Per Share	$7.23
Net Assets - Class N Shares	$70,553,955
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,756,483
Net Asset Value Per Share	$7.23
Net Assets - Class R Shares	$1,529,230
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	211,545
Net Asset Value Per Share	$7.23
Net Assets - Class S Shares	$845,404
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	116,776
Net Asset Value Per Share	$7.24
Net Assets - Class T Shares	$202,581,230
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	28,014,595
Net Asset Value Per Share	$7.23

(1)	Includes $11,468,696 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson High-Yield Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Interest	$55,516,408
Dividends from affiliates	1,224,804
Affiliated securities lending income, net	236,424
Dividends	220,237
Unaffiliated securities lending income, net	56,786
Other income	84,161
Foreign tax withheld	(7,370)
Total Investment Income	57,331,450
Expenses:
Advisory fees	4,551,719
12b-1 Distribution and shareholder servicing fees:
Class A Shares	66,205
Class C Shares	30,886
Class R Shares	24,588
Class S Shares	3,092
Transfer agent administrative fees and expenses:
Class D Shares	323,800
Class R Shares	12,294
Class S Shares	3,091
Class T Shares	579,051
Transfer agent networking and omnibus fees:
Class A Shares	15,137
Class C Shares	2,159
Class I Shares	139,067
Other transfer agent fees and expenses:
Class A Shares	1,431
Class C Shares	168
Class D Shares	43,324
Class I Shares	6,356
Class N Shares	3,817
Class R Shares	132
Class S Shares	57
Class T Shares	3,305
Registration fees	156,755
Shareholder reports expense	93,763
Professional fees	83,894
Affiliated fund administration fees	19,333
Trustees' fees and expenses	16,495
Custodian fees	7,373
Other expenses	161,904
Total Expenses	6,349,196
Less: Excess Expense Reimbursement and Waivers	(234,507)
Net Expenses	6,114,689
Net Investment Income/(Loss)	51,216,761
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson High-Yield Fund
Statement of Operations
For the year ended June 30, 2024
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(32,484,420)
Investments in affiliates	875
Futures contracts	(577,131)
Total Net Realized Gain/(Loss) on Investments	(33,060,676)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	52,752,511
Investments in affiliates	(1,013)
Futures contracts	240,282
Total Change in Unrealized Net Appreciation/Depreciation	52,991,780
Net Increase/(Decrease) in Net Assets Resulting from Operations	$71,147,865
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson High-Yield Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$51,216,761	$54,756,517
Net realized gain/(loss) on investments	(33,060,676)	(111,397,713)
Change in unrealized net appreciation/depreciation	52,991,780	116,786,959
Net Increase/(Decrease) in Net Assets Resulting from Operations	71,147,865	60,145,763
Dividends and Distributions to Shareholders:
Class A Shares	(1,715,503)	(1,386,629)
Class C Shares	(200,072)	(251,395)
Class D Shares	(18,899,890)	(17,165,352)
Class I Shares	(8,617,016)	(9,540,829)
Class N Shares	(6,217,056)	(8,447,921)
Class R Shares	(295,176)	(360,959)
Class S Shares	(77,683)	(87,915)
Class T Shares	(15,156,548)	(16,647,404)
Net Decrease from Dividends and Distributions to Shareholders	(51,178,944)	(53,888,404)
Capital Share Transactions:
Class A Shares	7,789,222	(4,060,462)
Class C Shares	(1,535,171)	(1,003,230)
Class D Shares	682,345	1,921,557
Class I Shares	(42,018,947)	(20,613,843)
Class N Shares	(31,416,062)	(67,136,855)
Class R Shares	(5,724,764)	674,281
Class S Shares	(444,969)	(202,744)
Class T Shares	(70,464,761)	(18,864,030)
Net Increase/(Decrease) from Capital Share Transactions	(143,133,107)	(109,285,326)
Net Increase/(Decrease) in Net Assets	(123,164,186)	(103,027,967)
Net Assets:
Beginning of period	827,700,112	930,728,079
End of period	$704,535,926	$827,700,112
See Notes to Financial Statements.
14 | June 30, 2024

Janus Henderson High-Yield Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.05	$6.99	$8.64	$7.77	$8.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46	0.42	0.36	0.39	0.41
Net realized and unrealized gain/(loss)	0.18	0.06	(1.64)	0.88	(0.57)
Total from Investment Operations	0.64	0.48	(1.28)	1.27	(0.16)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.46)	(0.42)	(0.37)	(0.40)	(0.41)
Total Dividends and Distributions	(0.46)	(0.42)	(0.37)	(0.40)	(0.41)
Net Asset Value, End of Period	$7.23	$7.05	$6.99	$8.64	$7.77
Total Return*	9.34%	6.99%	(15.31)%	16.69%	(1.95)%
Net Assets, End of Period (in thousands)	$29,106	$20,698	$24,533	$38,432	$32,937
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.97%	1.01%	0.98%	0.97%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.98%	0.98%	0.97%	0.98%
Ratio of Net Investment Income/(Loss)	6.45%	5.97%	4.41%	4.71%	5.09%
Portfolio Turnover Rate	87%	73%	81%	120%	146%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson High-Yield Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.05	$6.99	$8.63	$7.77	$8.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.41	0.37	0.31	0.34	0.36
Net realized and unrealized gain/(loss)	0.18	0.06	(1.63)	0.86	(0.57)
Total from Investment Operations	0.59	0.43	(1.32)	1.20	(0.21)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.41)	(0.37)	(0.32)	(0.34)	(0.36)
Total Dividends and Distributions	(0.41)	(0.37)	(0.32)	(0.34)	(0.36)
Net Asset Value, End of Period	$7.23	$7.05	$6.99	$8.63	$7.77
Total Return*	8.64%	6.24%	(15.81)%	15.73%	(2.64)%
Net Assets, End of Period (in thousands)	$2,786	$4,249	$5,200	$7,519	$12,402
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.69%	1.77%	1.71%	1.70%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.58%	1.70%	1.68%	1.69%	1.69%
Ratio of Net Investment Income/(Loss)	5.76%	5.28%	3.71%	4.03%	4.37%
Portfolio Turnover Rate	87%	73%	81%	120%	146%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | June 30, 2024

Janus Henderson High-Yield Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.05	$6.99	$8.64	$7.77	$8.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.47	0.44	0.38	0.41	0.43
Net realized and unrealized gain/(loss)	0.18	0.05	(1.64)	0.88	(0.57)
Total from Investment Operations	0.65	0.49	(1.26)	1.29	(0.14)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.47)	(0.43)	(0.39)	(0.42)	(0.43)
Total Dividends and Distributions	(0.47)	(0.43)	(0.39)	(0.42)	(0.43)
Net Asset Value, End of Period	$7.23	$7.05	$6.99	$8.64	$7.77
Total Return*	9.54%	7.23%	(15.13)%	16.93%	(1.73)%
Net Assets, End of Period (in thousands)	$291,392	$283,345	$279,111	$347,855	$309,023
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.80%	0.76%	0.76%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.77%	0.76%	0.76%	0.77%
Ratio of Net Investment Income/(Loss)	6.62%	6.21%	4.64%	4.92%	5.31%
Portfolio Turnover Rate	87%	73%	81%	120%	146%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson High-Yield Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.05	$7.00	$8.64	$7.77	$8.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.47	0.44	0.39	0.42	0.44
Net realized and unrealized gain/(loss)	0.18	0.04	(1.64)	0.88	(0.57)
Total from Investment Operations	0.65	0.48	(1.25)	1.30	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.47)	(0.43)	(0.39)	(0.43)	(0.44)
Total Dividends and Distributions	(0.47)	(0.43)	(0.39)	(0.43)	(0.44)
Net Asset Value, End of Period	$7.23	$7.05	$7.00	$8.64	$7.77
Total Return*	9.56%	7.10%	(14.98)%	16.99%	(1.69)%
Net Assets, End of Period (in thousands)	$105,742	$144,956	$165,462	$264,363	$258,255
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.75%	0.72%	0.71%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.74%	0.72%	0.71%	0.72%
Ratio of Net Investment Income/(Loss)	6.62%	6.22%	4.66%	4.97%	5.34%
Portfolio Turnover Rate	87%	73%	81%	120%	146%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | June 30, 2024

Janus Henderson High-Yield Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.05	$6.99	$8.64	$7.77	$8.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.48	0.45	0.39	0.42	0.44
Net realized and unrealized gain/(loss)	0.18	0.05	(1.64)	0.88	(0.57)
Total from Investment Operations	0.66	0.50	(1.25)	1.30	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.48)	(0.44)	(0.40)	(0.43)	(0.44)
Total Dividends and Distributions	(0.48)	(0.44)	(0.40)	(0.43)	(0.44)
Net Asset Value, End of Period	$7.23	$7.05	$6.99	$8.64	$7.77
Total Return*	9.68%	7.37%	(15.01)%	17.09%	(1.59)%
Net Assets, End of Period (in thousands)	$70,554	$99,579	$165,384	$149,967	$129,944
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.65%	0.63%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.64%	0.63%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)	6.73%	6.27%	4.80%	5.05%	5.47%
Portfolio Turnover Rate	87%	73%	81%	120%	146%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson High-Yield Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.04	$6.99	$8.63	$7.76	$8.33
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42	0.39	0.33	0.35	0.38
Net realized and unrealized gain/(loss)	0.19	0.05	(1.63)	0.89	(0.57)
Total from Investment Operations	0.61	0.44	(1.30)	1.24	(0.19)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.42)	(0.39)	(0.34)	(0.37)	(0.38)
Total Dividends and Distributions	(0.42)	(0.39)	(0.34)	(0.37)	(0.38)
Net Asset Value, End of Period	$7.23	$7.04	$6.99	$8.63	$7.76
Total Return*	9.03%	6.41%	(15.56)%	16.20%	(2.41)%
Net Assets, End of Period (in thousands)	$1,529	$7,071	$6,351	$7,788	$1,551
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.44%	1.45%	1.41%	1.45%	1.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.37%	1.39%	1.38%	1.39%	1.45%
Ratio of Net Investment Income/(Loss)	5.94%	5.60%	4.02%	4.20%	4.64%
Portfolio Turnover Rate	87%	73%	81%	120%	146%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | June 30, 2024

Janus Henderson High-Yield Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.06	$7.00	$8.65	$7.78	$8.35
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.44	0.41	0.35	0.38	0.40
Net realized and unrealized gain/(loss)	0.18	0.06	(1.64)	0.88	(0.57)
Total from Investment Operations	0.62	0.47	(1.29)	1.26	(0.17)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.44)	(0.41)	(0.36)	(0.39)	(0.40)
Total Dividends and Distributions	(0.44)	(0.41)	(0.36)	(0.39)	(0.40)
Net Asset Value, End of Period	$7.24	$7.06	$7.00	$8.65	$7.78
Total Return*	9.14%	6.83%	(15.42)%	16.47%	(2.14)%
Net Assets, End of Period (in thousands)	$845	$1,260	$1,449	$2,237	$1,859
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.39%	1.35%	1.28%	1.27%	1.30%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.13%	1.13%	1.15%	1.19%
Ratio of Net Investment Income/(Loss)	6.25%	5.83%	4.25%	4.53%	4.90%
Portfolio Turnover Rate	87%	73%	81%	120%	146%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson High-Yield Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.05	$6.99	$8.64	$7.77	$8.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46	0.43	0.37	0.40	0.42
Net realized and unrealized gain/(loss)	0.18	0.05	(1.64)	0.88	(0.57)
Total from Investment Operations	0.64	0.48	(1.27)	1.28	(0.15)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.46)	(0.42)	(0.38)	(0.41)	(0.42)
Total Dividends and Distributions	(0.46)	(0.42)	(0.38)	(0.41)	(0.42)
Net Asset Value, End of Period	$7.23	$7.05	$6.99	$8.64	$7.77
Total Return*	9.43%	7.12%	(15.21)%	16.82%	(1.83)%
Net Assets, End of Period (in thousands)	$202,581	$266,544	$283,236	$372,314	$349,513
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.90%	0.87%	0.87%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.87%	0.86%	0.85%	0.86%
Ratio of Net Investment Income/(Loss)	6.50%	6.10%	4.53%	4.82%	5.21%
Portfolio Turnover Rate	87%	73%	81%	120%	146%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | June 30, 2024

Janus Henderson High-Yield Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson High-Yield Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 23

Janus Henderson High-Yield Fund
Notes to Financial Statements
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
24 | June 30, 2024

Janus Henderson High-Yield Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
The Fund did not hold a significant amount of Level 3 securities as of June 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 25

Janus Henderson High-Yield Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended June 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the
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Notes to Financial Statements
securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject
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Notes to Financial Statements
to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3.
Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
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Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of June 30, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on
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Notes to Financial Statements
these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is
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Notes to Financial Statements
the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $11,468,696. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2024 is $11,948,043, resulting in the net amount due to the counterparty of $479,347.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
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Notes to Financial Statements
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.65
Over $300 Million	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.59% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.63% for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may
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Notes to Financial Statements
keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $269.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $210.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total
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Janus Henderson High-Yield Fund
Notes to Financial Statements
distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation and derivatives. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$74,973	$-	$(322,098,430)	$-	$(8,880)	$9,183,396
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(102,127,611)	$(219,970,819)	$(322,098,430)
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Janus Henderson High-Yield Fund
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$703,749,732	$16,377,699	$(7,194,303)	$9,183,396
Information on the tax components of derivatives as of June 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$240,282	$-	$-	$-
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$51,178,944	$-	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$53,888,404	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Janus Investment Fund | 35

Janus Henderson High-Yield Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	2,565,938	$18,334,801	1,135,338	$7,980,217
Reinvested dividends and distributions	223,630	1,590,531	173,565	1,218,687
Shares repurchased	(1,700,235)	(12,136,110)	(1,881,514)	(13,259,366)
Net Increase/(Decrease)	1,089,333	$7,789,222	(572,611)	$(4,060,462)
Class C Shares:
Shares sold	93,842	$673,116	81,372	$574,356
Reinvested dividends and distributions	26,972	191,127	33,592	236,205
Shares repurchased	(338,198)	(2,399,414)	(255,979)	(1,813,791)
Net Increase/(Decrease)	(217,384)	$(1,535,171)	(141,015)	$(1,003,230)
Class D Shares:
Shares sold	3,201,465	$22,710,801	2,871,686	$20,254,591
Reinvested dividends and distributions	2,303,340	16,351,561	2,114,246	14,863,752
Shares repurchased	(5,402,366)	(38,380,017)	(4,713,898)	(33,196,786)
Net Increase/(Decrease)	102,439	$682,345	272,034	$1,921,557
Class I Shares:
Shares sold	7,001,819	$49,731,992	12,148,011	$87,074,770
Reinvested dividends and distributions	1,018,199	7,225,593	1,161,912	8,174,225
Shares repurchased	(13,956,588)	(98,976,532)	(16,407,506)	(115,862,838)
Net Increase/(Decrease)	(5,936,570)	$(42,018,947)	(3,097,583)	$(20,613,843)
Class N Shares:
Shares sold	1,611,391	$11,391,968	4,511,701	$31,774,790
Reinvested dividends and distributions	868,968	6,162,130	1,196,622	8,415,423
Shares repurchased	(6,852,611)	(48,970,160)	(15,232,813)	(107,327,068)
Net Increase/(Decrease)	(4,372,252)	$(31,416,062)	(9,524,490)	$(67,136,855)
Class R Shares:
Shares sold	252,571	$1,780,058	229,273	$1,612,535
Reinvested dividends and distributions	41,879	295,064	51,315	360,367
Shares repurchased	(1,086,926)	(7,799,886)	(185,753)	(1,298,621)
Net Increase/(Decrease)	(792,476)	$(5,724,764)	94,835	$674,281
Class S Shares:
Shares sold	16,733	$118,381	47,388	$333,679
Reinvested dividends and distributions	10,663	75,756	12,473	87,801
Shares repurchased	(89,097)	(639,106)	(88,313)	(624,224)
Net Increase/(Decrease)	(61,701)	$(444,969)	(28,452)	$(202,744)
Class T Shares:
Shares sold	6,012,483	$42,707,967	5,921,426	$42,279,328
Reinvested dividends and distributions	2,105,969	14,921,411	2,331,829	16,393,060
Shares repurchased	(17,914,287)	(128,094,139)	(10,944,960)	(77,536,418)
Net Increase/(Decrease)	(9,795,835)	$(70,464,761)	(2,691,705)	$(18,864,030)
7.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$652,525,721	$795,472,281	$-	$-
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Janus Henderson High-Yield Fund
Notes to Financial Statements
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 37

Janus Henderson High-Yield Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson High-Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson High-Yield Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson High-Yield Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Section 163(j) Interest Dividend	99%
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Janus Henderson High-Yield Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson High-Yield Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson High-Yield Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson High-Yield Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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Janus Henderson High-Yield Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson High-Yield Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
Janus Investment Fund | 45

Janus Henderson High-Yield Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
46 | June 30, 2024

Janus Henderson High-Yield Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson High-Yield Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
48 | June 30, 2024

Janus Henderson High-Yield Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
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Janus Henderson High-Yield Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
50 | June 30, 2024

Janus Henderson High-Yield Fund
Notes
Janus Investment Fund | 51

Janus Henderson High-Yield Fund
Notes
52 | June 30, 2024

Janus Henderson High-Yield Fund
Notes
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93026 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Mid Cap Value Fund
Janus Investment Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Mid Cap Value Fund
Schedule of Investments
June 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.3%
Aerospace & Defense – 2.9%
BWX Technologies Inc	269,662	$25,617,890
L3Harris Technologies Inc	141,512	31,780,765
		57,398,655
Auto Components – 0.6%
Aptiv PLC*	168,124	11,839,292
Banks – 5.3%
Columbia Banking System Inc	656,289	13,053,588
PNC Financial Services Group Inc/The	234,401	36,444,668
Popular Inc	300,253	26,551,373
Wintrust Financial Corp	314,886	31,035,164
		107,084,793
Building Products – 3.3%
Carlisle Cos Inc	89,062	36,088,813
Fortune Brands Home & Security Inc	465,855	30,252,624
		66,341,437
Capital Markets – 2.8%
Jefferies Financial Group Inc	470,398	23,407,005
Lazard Inc	844,440	32,240,719
		55,647,724
Chemicals – 3.1%
Ashland Global Holdings Inc	203,706	19,248,180
Corteva Inc	531,178	28,651,741
Westlake Chemical Corp	99,375	14,391,488
		62,291,409
Commercial Services & Supplies – 1.7%
Waste Connections Inc	199,124	34,918,385
Construction Materials – 1.4%
Martin Marietta Materials Inc	52,563	28,478,633
Containers & Packaging – 2.6%
Ball Corp	445,606	26,745,272
Graphic Packaging Holding Co	1,008,025	26,420,335
		53,165,607
Distributors – 1.4%
LKQ Corp	674,727	28,061,896
Diversified Financial Services – 2.3%
Fidelity National Information Services Inc	616,605	46,467,353
Electric Utilities – 4.9%
Alliant Energy Corp	966,397	49,189,607
Entergy Corp	467,897	50,064,979
		99,254,586
Electrical Equipment – 1.6%
AMETEK Inc	187,447	31,249,289
Electronic Equipment, Instruments & Components – 5.1%
Arrow Electronics Inc*	142,744	17,237,766
Fabrinet*	50,523	12,367,525
Insight Enterprises Inc*	83,145	16,492,642
Keysight Technologies Inc*	181,975	24,885,081
Vontier Corp	807,124	30,832,137
		101,815,151
Energy Equipment & Services – 1.3%
Baker Hughes Co	740,353	26,038,215
Food & Staples Retailing – 4.1%
Casey's General Stores Inc	158,523	60,486,036
Target Corp	150,776	22,320,879
		82,806,915
Food Products – 2.4%
Hershey Co	144,812	26,620,790
Lamb Weston Holdings Inc	251,435	21,140,655
		47,761,445
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Mid Cap Value Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 3.4%
Globus Medical Inc*	659,301	$45,155,526
Teleflex Inc	110,682	23,279,745
		68,435,271
Health Care Providers & Services – 3.5%
Cardinal Health Inc	281,152	27,642,865
Humana Inc	31,189	11,653,770
Labcorp Holdings Inc	150,122	30,551,328
		69,847,963
Household Durables – 1.8%
SharkNinja Inc	173,150	13,012,222
Toll Brothers Inc	205,288	23,645,072
		36,657,294
Industrial Conglomerates – 1.4%
3M Co	274,489	28,050,031
Industrial Real Estate Investment Trusts (REITs) – 1.2%
STAG Industrial Inc	655,110	23,623,267
Insurance – 4.4%
Axis Capital Holdings Ltd	390,757	27,606,982
Hartford Financial Services Group Inc	396,444	39,858,480
RenaissanceRe Holdings Ltd	91,140	20,370,701
		87,836,163
Life Sciences Tools & Services – 1.0%
Avantor Inc*	994,047	21,073,796
Machinery – 2.4%
Hillenbrand Inc	617,897	24,728,238
Lincoln Electric Holdings Inc	124,197	23,428,522
		48,156,760
Marine – 1.3%
Kirby Corp*	213,121	25,516,977
Media – 1.7%
Fox Corp - Class B	1,057,738	33,868,771
Metals & Mining – 2.4%
Freeport-McMoRan Inc	1,006,084	48,895,682
Oil, Gas & Consumable Fuels – 5.9%
Chesapeake Energy Corp	550,012	45,205,486
HF Sinclair Corp	516,763	27,564,138
Marathon Oil Corp	1,627,559	46,662,117
		119,431,741
Professional Services – 1.2%
TransUnion	334,247	24,787,758
Real Estate Management & Development – 1.4%
CBRE Group Inc*	325,451	29,000,939
Residential Real Estate Investment Trusts (REITs) – 1.3%
Equity LifeStyle Properties Inc	388,774	25,320,851
Retail Real Estate Investment Trusts (REITs) – 1.8%
Agree Realty Corp	590,229	36,558,784
Road & Rail – 2.5%
Canadian Pacific Kansas City Ltd	262,334	20,653,556
Landstar System Inc	155,118	28,616,168
		49,269,724
Semiconductor & Semiconductor Equipment – 3.3%
Microchip Technology Inc	326,995	29,920,042
Teradyne Inc	241,251	35,775,111
		65,695,153
Specialized Real Estate Investment Trusts (REITs) – 2.7%
Lamar Advertising Co	374,146	44,721,671
PotlatchDeltic Corp	267,730	10,545,885
		55,267,556
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Mid Cap Value Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – 4.4%
AutoZone Inc*	8,559	$25,369,732
Bath & Body Works Inc	419,570	16,384,208
Burlington Stores Inc*	109,868	26,368,320
O'Reilly Automotive Inc*	19,233	20,311,202
		88,433,462
Trading Companies & Distributors – 2.5%
GATX Corp	203,235	26,900,184
MSC Industrial Direct Co Inc	289,893	22,991,414
		49,891,598
Total Common Stocks (cost $1,411,238,229)		1,976,240,326
Repurchase Agreements – 1.6%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 6/28/24, maturing 7/1/24 to be repurchased at $16,407,243 collateralized by $18,059,924 in U.S. Treasuries 0.5000% - 4.1250%, 2/15/25 - 11/15/50 with a value of $16,735,401	$16,400,000	16,400,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.2800%, dated 6/28/24, maturing 7/1/24 to be repurchased at $15,006,600 collateralized by $15,237,465 in U.S. Treasuries 4.2500%, 3/15/27 with a value of $15,306,740	15,000,000	15,000,000
Total Repurchase Agreements (cost $31,400,000)		31,400,000
Total Investments (total cost $1,442,638,229) – 99.9%		2,007,640,326
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,260,920
Net Assets – 100%		$2,009,901,246

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,986,986,770	99.0%
Canada	20,653,556	1.0
Total	$2,007,640,326	100.0%

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$16,400,000	$—	$(16,400,000)	$—
Royal Bank of Canada, NY Branch	15,000,000	—	(15,000,000)	—
Total	$31,400,000	$—	$(31,400,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Mid Cap Value Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,976,240,326	$-	$-
Repurchase Agreements	-	31,400,000	-
Total Assets	$1,976,240,326	$31,400,000	$-
4  |

Janus Henderson Mid Cap Value Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Investments, at value (cost $1,411,238,229)	$1,976,240,326
Repurchase agreements, at value (cost $31,400,000)	31,400,000
Cash	95,304
Trustees' deferred compensation	55,340
Receivables:
Investments sold	2,650,856
Dividends	1,313,372
Fund shares sold	1,211,932
Interest	13,843
Other assets	9,527
Total Assets	2,012,990,500
Liabilities:
Payables:
Advisory fees	1,343,717
Fund shares repurchased	1,145,563
Transfer agent fees and expenses	303,429
Professional fees	59,086
Trustees' deferred compensation fees	55,340
12b-1 Distribution and shareholder servicing fees	43,536
Trustees' fees and expenses	11,345
Affiliated fund administration fees payable	4,139
Custodian fees	1,237
Accrued expenses and other payables	121,862
Total Liabilities	3,089,254
Commitments and contingent liabilities (Note 3)
Net Assets	$2,009,901,246
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Mid Cap Value Fund
Statement of Assets and Liabilities
June 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,306,057,180
Total distributable earnings (loss)	703,844,066
Total Net Assets	$2,009,901,246
Net Assets - Class A Shares	$56,074,709
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,436,778
Net Asset Value Per Share(1)	$16.32
Maximum Offering Price Per Share(2)	$17.32
Net Assets - Class C Shares	$7,039,227
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	448,808
Net Asset Value Per Share(1)	$15.68
Net Assets - Class D Shares	$705,902,436
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	44,479,892
Net Asset Value Per Share	$15.87
Net Assets - Class I Shares	$193,981,141
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,186,856
Net Asset Value Per Share	$15.92
Net Assets - Class N Shares	$188,332,629
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,911,418
Net Asset Value Per Share	$15.81
Net Assets - Class R Shares	$34,222,153
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,150,070
Net Asset Value Per Share	$15.92
Net Assets - Class S Shares	$58,300,741
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,571,037
Net Asset Value Per Share	$16.33
Net Assets - Class T Shares	$766,048,210
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	47,812,795
Net Asset Value Per Share	$16.02

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Mid Cap Value Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Dividends	$35,514,071
Interest	1,521,138
Other income	6,492
Foreign tax withheld	(133,947)
Total Investment Income	36,907,754
Expenses:
Advisory fees	12,215,849
12b-1 Distribution and shareholder servicing fees:
Class A Shares	138,690
Class C Shares	69,119
Class R Shares	170,480
Class S Shares	155,534
Transfer agent administrative fees and expenses:
Class D Shares	775,899
Class L Shares(1)	8,359
Class R Shares	85,540
Class S Shares	155,513
Class T Shares	1,905,222
Transfer agent networking and omnibus fees:
Class A Shares	79,044
Class C Shares	6,125
Class I Shares	197,506
Other transfer agent fees and expenses:
Class A Shares	3,117
Class C Shares	426
Class D Shares	97,944
Class I Shares	10,006
Class L Shares(1)	88
Class N Shares	7,685
Class R Shares	935
Class S Shares	2,125
Class T Shares	9,976
Shareholder reports expense	198,800
Registration fees	137,624
Professional fees	76,296
Affiliated fund administration fees	49,712
Trustees' fees and expenses	43,043
Custodian fees	15,994
Other expenses	159,387
Total Expenses	16,776,038
Less: Excess Expense Reimbursement and Waivers	(86,591)
Net Expenses	16,689,447
Net Investment Income/(Loss)	20,218,307
Net Realized Gain/(Loss) on Investments:
Investments	202,767,914
Total Net Realized Gain/(Loss) on Investments	202,767,914
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	36,498,344
Total Change in Unrealized Net Appreciation/Depreciation	36,498,344
Net Increase/(Decrease) in Net Assets Resulting from Operations	$259,484,565

(1)	Effective May 29, 2024, Class L Shares liquidated.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Mid Cap Value Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$20,218,307	$25,076,728
Net realized gain/(loss) on investments	202,767,914	120,849,434
Change in unrealized net appreciation/depreciation	36,498,344	80,841,432
Net Increase/(Decrease) in Net Assets Resulting from Operations	259,484,565	226,767,594
Dividends and Distributions to Shareholders:
Class A Shares	(4,753,717)	(3,376,569)
Class C Shares	(615,241)	(449,643)
Class D Shares	(61,083,222)	(42,385,456)
Class I Shares	(17,906,508)	(13,114,124)
Class L Shares(1)	(323,764)	(255,037)
Class N Shares	(16,971,420)	(11,696,613)
Class R Shares	(2,891,861)	(2,021,571)
Class S Shares	(5,284,966)	(3,877,081)
Class T Shares	(67,684,534)	(48,220,026)
Net Decrease from Dividends and Distributions to Shareholders	(177,515,233)	(125,396,120)
Capital Share Transactions:
Class A Shares	(3,093,717)	(5,420,912)
Class C Shares	(1,244,980)	(368,440)
Class D Shares	(7,507,733)	(11,086,647)
Class I Shares	(22,391,809)	(9,281,807)
Class L Shares(1)	(4,168,510)	(565,821)
Class N Shares	(6,429,153)	(15,139,006)
Class R Shares	(2,325,657)	(2,967,403)
Class S Shares	(12,848,296)	(4,943,133)
Class T Shares	(47,283,578)	(72,795,412)
Net Increase/(Decrease) from Capital Share Transactions	(107,293,433)	(122,568,581)
Net Increase/(Decrease) in Net Assets	(25,324,101)	(21,197,107)
Net Assets:
Beginning of period	2,035,225,347	2,056,422,454
End of period	$2,009,901,246	$2,035,225,347

(1)	Effective May 29, 2024, Class L Shares liquidated.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.71	$14.97	$18.02	$13.29	$15.33
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.15	0.13	0.12	0.13
Net realized and unrealized gain/(loss)	1.87	1.50	(1.17)	4.73	(1.82)
Total from Investment Operations	2.00	1.65	(1.04)	4.85	(1.69)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.14)	(0.04)	(0.12)	(0.12)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.39)	(0.91)	(2.01)	(0.12)	(0.35)
Net Asset Value, End of Period	$16.32	$15.71	$14.97	$18.02	$13.29
Total Return*	13.65%	11.30%	(6.84)%	36.65%	(11.47)%
Net Assets, End of Period (in thousands)	$56,075	$56,731	$59,218	$73,118	$59,211
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%	0.91%	0.93%	0.97%	1.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	0.91%	0.93%	0.97%	1.19%
Ratio of Net Investment Income/(Loss)	0.81%	0.98%	0.78%	0.76%	0.90%
Portfolio Turnover Rate	37%	54%	52%	46%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.15	$14.46	$17.55	$12.93	$14.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.05	0.01	0.04	0.05
Net realized and unrealized gain/(loss)	1.79	1.45	(1.13)	4.58	(1.80)
Total from Investment Operations	1.81	1.50	(1.12)	4.62	(1.75)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.04)	—	— (2)	—
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.28)	(0.81)	(1.97)	—	(0.23)
Net Asset Value, End of Period	$15.68	$15.15	$14.46	$17.55	$12.93
Total Return*	12.81%	10.65%	(7.50)%	35.76%	(12.02)%
Net Assets, End of Period (in thousands)	$7,039	$7,998	$7,974	$10,436	$15,768
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.69%	1.54%	1.62%	1.64%	1.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.69%	1.54%	1.62%	1.64%	1.78%
Ratio of Net Investment Income/(Loss)	0.16%	0.35%	0.09%	0.24%	0.32%
Portfolio Turnover Rate	37%	54%	52%	46%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.33	$14.63	$17.67	$13.03	$15.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.19	0.18	0.17	0.17
Net realized and unrealized gain/(loss)	1.82	1.47	(1.15)	4.64	(1.79)
Total from Investment Operations	1.98	1.66	(0.97)	4.81	(1.62)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.19)	(0.10)	(0.17)	(0.16)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.44)	(0.96)	(2.07)	(0.17)	(0.39)
Net Asset Value, End of Period	$15.87	$15.33	$14.63	$17.67	$13.03
Total Return*	13.87%	11.65%	(6.58)%	37.11%	(11.24)%
Net Assets, End of Period (in thousands)	$705,902	$685,186	$663,819	$752,405	$615,270
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.63%	0.64%	0.66%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.63%	0.64%	0.66%	0.89%
Ratio of Net Investment Income/(Loss)	1.06%	1.26%	1.07%	1.07%	1.18%
Portfolio Turnover Rate	37%	54%	52%	46%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.37	$14.66	$17.71	$13.06	$15.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.20	0.19	0.18	0.18
Net realized and unrealized gain/(loss)	1.82	1.47	(1.16)	4.65	(1.79)
Total from Investment Operations	1.99	1.67	(0.97)	4.83	(1.61)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.19)	(0.11)	(0.18)	(0.17)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.44)	(0.96)	(2.08)	(0.18)	(0.40)
Net Asset Value, End of Period	$15.92	$15.37	$14.66	$17.71	$13.06
Total Return*	13.94%	11.75%	(6.60)%	37.15%	(11.16)%
Net Assets, End of Period (in thousands)	$193,981	$208,187	$207,292	$359,761	$310,803
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.59%	0.60%	0.62%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.59%	0.60%	0.62%	0.85%
Ratio of Net Investment Income/(Loss)	1.11%	1.30%	1.11%	1.13%	1.20%
Portfolio Turnover Rate	37%	54%	52%	46%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.27	$14.58	$17.62	$12.99	$15.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.21	0.20	0.19	0.20
Net realized and unrealized gain/(loss)	1.82	1.46	(1.14)	4.63	(1.80)
Total from Investment Operations	2.00	1.67	(0.94)	4.82	(1.60)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.21)	(0.13)	(0.19)	(0.18)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.46)	(0.98)	(2.10)	(0.19)	(0.41)
Net Asset Value, End of Period	$15.81	$15.27	$14.58	$17.62	$12.99
Total Return*	14.09%	11.78%	(6.47)%	37.34%	(11.14)%
Net Assets, End of Period (in thousands)	$188,333	$187,335	$193,017	$506,429	$422,894
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.49%	0.50%	0.52%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.49%	0.50%	0.52%	0.75%
Ratio of Net Investment Income/(Loss)	1.20%	1.40%	1.20%	1.24%	1.36%
Portfolio Turnover Rate	37%	54%	52%	46%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.36	$14.65	$17.70	$13.04	$15.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.10	0.08	0.08	0.09
Net realized and unrealized gain/(loss)	1.83	1.46	(1.16)	4.65	(1.82)
Total from Investment Operations	1.90	1.56	(1.08)	4.73	(1.73)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.08)	—	(0.07)	(0.06)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.34)	(0.85)	(1.97)	(0.07)	(0.29)
Net Asset Value, End of Period	$15.92	$15.36	$14.65	$17.70	$13.04
Total Return*	13.23%	10.94%	(7.20)%	36.38%	(11.83)%
Net Assets, End of Period (in thousands)	$34,222	$35,107	$36,305	$43,893	$38,246
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.39%	1.25%	1.26%	1.26%	1.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.39%	1.25%	1.26%	1.26%	1.50%
Ratio of Net Investment Income/(Loss)	0.45%	0.65%	0.45%	0.49%	0.59%
Portfolio Turnover Rate	37%	54%	52%	46%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | June 30, 2024

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.72	$14.97	$18.03	$13.28	$15.33
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.14	0.12	0.11	0.12
Net realized and unrealized gain/(loss)	1.87	1.50	(1.18)	4.74	(1.83)
Total from Investment Operations	1.98	1.64	(1.06)	4.85	(1.71)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.12)	(0.03)	(0.10)	(0.11)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.37)	(0.89)	(2.00)	(0.10)	(0.34)
Net Asset Value, End of Period	$16.33	$15.72	$14.97	$18.03	$13.28
Total Return*	13.50%	11.26%	(6.97)%	36.67%	(11.58)%
Net Assets, End of Period (in thousands)	$58,301	$68,572	$70,035	$97,606	$99,159
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.14%	0.99%	1.01%	1.02%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.14%	0.99%	1.01%	1.02%	1.25%
Ratio of Net Investment Income/(Loss)	0.71%	0.90%	0.70%	0.72%	0.79%
Portfolio Turnover Rate	37%	54%	52%	46%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.46	$14.74	$17.79	$13.12	$15.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.18	0.16	0.16	0.16
Net realized and unrealized gain/(loss)	1.83	1.48	(1.16)	4.66	(1.80)
Total from Investment Operations	1.98	1.66	(1.00)	4.82	(1.64)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.17)	(0.08)	(0.15)	(0.15)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.42)	(0.94)	(2.05)	(0.15)	(0.38)
Net Asset Value, End of Period	$16.02	$15.46	$14.74	$17.79	$13.12
Total Return*	13.76%	11.57%	(6.72)%	36.95%	(11.31)%
Net Assets, End of Period (in thousands)	$766,048	$782,095	$814,391	$1,010,187	$896,622
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.74%	0.75%	0.77%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.73%	0.74%	0.76%	0.99%
Ratio of Net Investment Income/(Loss)	0.97%	1.17%	0.96%	1.00%	1.09%
Portfolio Turnover Rate	37%	54%	52%	46%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Mid Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class L Shares were designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000. Class L shares were terminated on May 29, 2024.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell Midcap® Value Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended June 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.61%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.83% for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.
The Transfer Agent receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. The Transfer Agent has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of the Transfer Agent or the Adviser without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class L Shares and Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $2,118.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended June 30, 2024, redeeming shareholders of Class A Shares paid CDSCs of $704 to Janus Henderson Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended June 30, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
24 | June 30, 2024

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$7,719,240	$134,506,847	$-	$-	$(21,941)	$561,639,920
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,446,000,406	$576,618,141	$(14,978,221)	$561,639,920
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$22,033,603	$155,481,630	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$23,550,606	$101,845,514	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $10,066,952, including $9,145,775 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 25

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
5.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	296,145	$4,621,369	316,306	$4,884,230
Reinvested dividends and distributions	280,508	4,140,304	196,023	2,942,303
Shares repurchased	(750,697)	(11,855,390)	(858,181)	(13,247,445)
Net Increase/(Decrease)	(174,044)	$(3,093,717)	(345,852)	$(5,420,912)
Class C Shares:
Shares sold	38,076	$574,249	97,675	$1,456,626
Reinvested dividends and distributions	40,115	571,240	29,072	421,842
Shares repurchased	(157,416)	(2,390,469)	(150,288)	(2,246,908)
Net Increase/(Decrease)	(79,225)	$(1,244,980)	(23,541)	$(368,440)
Class D Shares:
Shares sold	880,970	$13,570,940	1,432,517	$21,898,738
Reinvested dividends and distributions	4,142,428	59,360,998	2,815,147	41,157,447
Shares repurchased	(5,252,101)	(80,439,671)	(4,922,699)	(74,142,832)
Net Increase/(Decrease)	(228,703)	$(7,507,733)	(675,035)	$(11,086,647)
Class I Shares:
Shares sold	1,946,985	$30,172,978	2,080,493	$31,615,667
Reinvested dividends and distributions	1,173,097	16,857,405	846,464	12,400,700
Shares repurchased	(4,481,485)	(69,422,192)	(3,514,919)	(53,298,174)
Net Increase/(Decrease)	(1,361,403)	$(22,391,809)	(587,962)	$(9,281,807)
Class L Shares:(1)
Shares sold	178	$2,723	129	$1,986
Reinvested dividends and distributions	21,410	320,935	16,638	253,234
Shares repurchased	(273,105)	(4,492,168)	(52,974)	(821,041)
Net Increase/(Decrease)	(251,517)	$(4,168,510)	(36,207)	$(565,821)
Class N Shares:
Shares sold	2,105,749	$32,042,146	2,552,662	$38,423,059
Reinvested dividends and distributions	1,027,729	14,665,689	716,344	10,429,961
Shares repurchased	(3,486,452)	(53,136,988)	(4,241,789)	(63,992,026)
Net Increase/(Decrease)	(352,974)	$(6,429,153)	(972,783)	$(15,139,006)
Class R Shares:
Shares sold	234,349	$3,598,068	316,092	$4,805,866
Reinvested dividends and distributions	200,390	2,889,630	137,432	2,020,246
Shares repurchased	(570,298)	(8,813,355)	(646,438)	(9,793,515)
Net Increase/(Decrease)	(135,559)	$(2,325,657)	(192,914)	$(2,967,403)
Class S Shares:
Shares sold	413,266	$6,516,802	832,331	$12,926,292
Reinvested dividends and distributions	357,805	5,284,782	258,120	3,876,964
Shares repurchased	(1,562,846)	(24,649,880)	(1,405,850)	(21,746,389)
Net Increase/(Decrease)	(791,775)	$(12,848,296)	(315,399)	$(4,943,133)
Class T Shares:
Shares sold	1,881,885	$29,125,632	2,212,621	$33,902,575
Reinvested dividends and distributions	4,635,599	67,123,473	3,240,578	47,798,527
Shares repurchased	(9,303,622)	(143,532,683)	(10,100,502)	(154,496,514)
Net Increase/(Decrease)	(2,786,138)	$(47,283,578)	(4,647,303)	$(72,795,412)

(1)	Effective May 29, 2024, Class L Shares liquidated.
26 | June 30, 2024

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
6.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$736,599,137	$1,009,243,549	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 27

Janus Henderson Mid Cap Value Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Mid Cap Value Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
28 | June 30, 2024

Janus Henderson Mid Cap Value Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Section 163(j) Interest Dividend	4%
Capital Gain Distributions	$164,627,405
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	100%
Janus Investment Fund | 29

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
30 | June 30, 2024

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 31

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
32 | June 30, 2024

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
Janus Investment Fund | 33

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson Mid Cap Value Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93032 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Money Market Fund
Janus Investment Fund

Janus Henderson Money Market Fund

Janus Henderson Money Market Fund
Schedule of Investments
June 30, 2024

	Principal Amounts	Value
Certificates of Deposit – 5.1%
Commonwealth Bank of Australia, 5.7000%, 11/27/24	$15,000,000	$15,008,388
Mizuho Bank Ltd/New York NY, 5.3500%, 7/12/24	15,000,000	14,999,701
Royal Bank of Canada, 5.9100%, 8/19/24	15,000,000	15,005,165
Swedbank AB, 6.0100%, 8/9/24	11,500,000	11,504,223
Total Certificates of Deposit (cost $56,517,477)		56,517,477
Commercial Paper – 32.2%
ANZ New Zealand Int'l Ltd/London, 5.2000%, 7/18/24	12,150,000	12,119,848
Atlantic Asset Securitization LLC, 5.3700%, 8/1/24±	20,000,000	19,907,152
Atlantic Asset Securitization LLC, 5.3600%, 8/7/24±	15,000,000	14,917,931
Australia & New Zealand Banking Group Ltd, 5.3500%, 8/29/24	10,000,000	9,912,103
Australia & New Zealand Banking Group Ltd, 5.3400%, 9/6/24	15,000,000	14,850,547
Australia & New Zealand Banking Group Ltd, 5.3500%, 9/18/24	10,000,000	9,882,510
Bank of Montreal, 5.3700%, 7/30/24	15,000,000	14,935,079
Commonwealth Bank of Australia, 5.3400%, 7/29/24	7,000,000	6,970,853
Gotham Funding Corp, 5.3400%, 7/25/24±	8,000,000	7,971,469
Gotham Funding Corp, 5.3600%, 9/4/24±	10,000,000	9,903,048
Manhattan Asset Funding Co LLC, 5.3700%, 7/2/24±	15,000,000	14,997,749
Manhattan Asset Funding Co LLC, 5.3500%, 7/3/24±	10,000,000	9,997,009
Manhattan Asset Funding Co LLC, 5.3700%, 8/6/24±	15,000,000	14,919,129
Manhattan Asset Funding Co LLC, 5.3600%, 9/10/24±	10,000,000	9,894,123
Mizuho Bank Ltd/New York NY, 5.3700%, 9/3/24	15,000,000	14,856,521
National Bank of Canada, 5.3000%, 7/10/24	15,000,000	14,979,961
National Bank of Canada, 5.3500%, 7/22/24	5,000,000	4,984,342
National Bank of Canada, 5.3800%, 7/31/24	15,000,000	14,932,446
Nieuw Amsterdam Receivables Corp BV, 5.3400%, 7/12/24±	15,000,000	14,975,512
Skandinaviska Enskilda Banken AB, 5.3100%, 11/5/24	15,000,000	14,717,606
Societe Generale SA, 5.3800%, 8/1/24	20,000,000	19,907,108
Svenska Handelsbanken AB, 5.3000%, 10/8/24	10,000,000	9,853,413
Swedbank AB, 5.2200%, 7/1/24	10,000,000	10,000,000
Toronto-Dominion Bank/The, 5.3500%, 8/15/24	9,000,000	8,939,673
Toronto-Dominion Bank/The, 5.3700%, 9/9/24	20,000,000	19,790,853
Toronto-Dominion Bank/The, 5.3700%, 9/24/24	15,000,000	14,809,741
Victory Receivables Corp, 5.3900%, 7/12/24	10,000,000	9,983,445
Victory Receivables Corp, 5.3600%, 9/16/24	15,000,000	14,827,892
Total Commercial Paper (cost $358,737,063)		358,737,063
U.S. Government Agency Notes – 5.4%
Federal Home Loan Bank Discount Notes:
5.2480%, 7/17/24	10,000,000	9,976,802
5.2000%, 7/19/24	10,000,000	9,973,816
5.2150%, 7/26/24	10,000,000	9,963,227
5.2500%, 8/2/24	10,000,000	9,953,639
5.2360%, 8/21/24	10,000,000	9,926,072
5.2380%, 9/20/24	10,000,000	9,882,059
Total U.S. Government Agency Notes (cost $59,675,615)		59,675,615
U.S. Treasury Debt – 4.4%
United States Treasury Bill, 5.2310%, 7/25/24	10,000,000	9,965,584
United States Treasury Bill, 5.2460%, 8/27/24	10,000,000	9,917,276
United States Treasury Bill, 5.2315%, 9/3/24	10,000,000	9,907,395
United States Treasury Bill, 5.2375%, 9/17/24	10,000,000	9,887,363
United States Treasury Bill, 5.2055%, 10/1/24	10,000,000	9,867,989
Total U.S. Treasury Debt (cost $49,545,607)		49,545,607
Variable Rate Demand Notes¶ – 16.1%
Alper Drive Apts LLC (LOC: The Northern Trust Co), 5.4900%, 8/1/61	12,600,000	12,600,000
Bellevue 10 Apartments LLC (LOC: The Northern Trust Co), 5.4900%, 4/1/60	3,450,000	3,450,000
Breckenridge Terrace LLC (LOC: Bank of America NA), 5.5400%, 5/2/39	14,980,000	14,980,000
Breckenridge Terrace LLC (LOC: Bank of America NA), 5.5400%, 5/2/39	4,000,000	4,000,000
Cellmark Inc (LOC: Swedbank AB, NY), 5.4500%, 6/1/38	10,000,000	10,000,000
CG-USA Simi Valley LP (LOC: FHLB of San Francisco), 5.4500%, 10/1/60	6,900,000	6,900,000
CLC Irrevocable Life Insurance Trust/The (LOC: FHLB of Des Moines), 5.4500%, 1/4/49	11,110,000	11,110,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Money Market Fund
Schedule of Investments
June 30, 2024
	Principal Amounts	Value
Variable Rate Demand Notes¶ – (continued)
County of Eagle CO (LOC: Bank of America NA), 5.5400%, 6/1/27	$9,100,000	$9,100,000
County of Eagle CO (LOC: Bank of America NA), 5.5400%, 5/2/39	8,000,000	8,000,000
Dorfman 2020 Family Trust (LOC: FHLB of Dallas), 5.4500%, 8/1/40	5,285,000	5,285,000
Drummond Family Life Insurance LLC (LOC: FHLB of Dallas), 5.4500%, 6/1/72	14,575,000	14,575,000
Encinitas Senior Living LP (LOC: FHLB of San Francisco), 5.4500%, 8/1/59	3,370,000	3,370,000
Griffin-Spalding County Development Authority (LOC: Bank of America NA), 5.4500%, 8/1/28	3,750,000	3,750,000
Jefferson Centerpointe LLC (LOC: FHLB of San Francisco), 5.4500%, 12/1/60	22,285,000	22,285,000
Lodi LV Loca LP (LOC: FHLB of San Francisco), 5.4500%, 8/1/59	13,500,000	13,500,000
Mississippi Business Finance Corp (LOC: FHLB of Dallas), 5.5100%, 12/1/42	8,905,000	8,905,000
Phoenix Realty Special Account-U LP (LOC: The Northern Trust Co), 5.6400%, 4/1/25	1,675,000	1,675,000
Rieber Life Insurance Trust/The (LOC: FHLB of Dallas), 5.4500%, 5/1/42	11,645,000	11,645,000
Susan D Travers Heritage Trust (LOC: FHLB of Topeka), 5.4500%, 7/1/43	8,825,000	8,825,000
Tenderfoot Seasonal Housing LLC (LOC: Bank of America NA), 5.5400%, 7/2/35	5,700,000	5,700,000
Total Variable Rate Demand Notes (cost $179,655,000)		179,655,000
Repurchase Agreementsë – 35.3%
Goldman Sachs & Co, Joint repurchase agreement, 5.2200%, dated 6/28/24, maturing 7/1/24 to be repurchased at $95,041,325 collateralized by $96,731,445 in U.S. Government Agencies 2.9957% - 7.8051%, 4/20/46 - 7/16/54 with a value of $96,900,000	95,000,000	95,000,000
HSBC Securities (USA), Inc, Joint repurchase agreement, 5.2600%, dated 6/28/24, maturing 7/1/24 to be repurchased at $35,015,342 collateralized by $68,334,975 in U.S. Treasuries 0% - 1.6250%, 7/15/25 - 11/15/50 with a value of $35,700,000	35,000,000	35,000,000
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 6/28/24, maturing 7/1/24 to be repurchased at $60,026,500 collateralized by $68,332,000 in U.S. Treasuries 0% - 5.3750%, 9/5/24 - 11/15/50 with a value of $61,227,038	60,000,000	60,000,000
ING Financial Markets LLC, Joint repurchase agreement, 5.3100%, dated 6/28/24, maturing 7/1/24 to be repurchased at $80,035,400 collateralized by $86,568,012 in U.S. Government Agencies 1.5000% - 7.0000%, 1/1/26 - 1/1/57 with a value of $81,636,108	80,000,000	80,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.2800%, dated 6/28/24, maturing 7/1/24 to be repurchased at $10,004,400 collateralized by $10,158,310 in U.S. Treasuries 4.2500%, 3/15/27 with a value of $10,204,493	10,000,000	10,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.3000%, dated 6/28/24, maturing 7/1/24 to be repurchased at $112,949,864 collateralized by $42,838,499 in U.S. Government Agencies 4.5000% - 7.5000%, 8/1/37 - 7/20/63 and $72,443,430 in U.S. Treasuries 0.7500% - 4.6250%, 8/31/26 - 3/31/31 with a value of $115,208,877	112,900,000	112,900,000
Total Repurchase Agreements (cost $392,900,000)		392,900,000
Time Deposits – 1.3%
Credit Agricole, 5.3000%, 7/1/24 (cost $15,000,000)	15,000,000	15,000,000
Total Investments (total cost $1,112,030,762) – 99.8%		1,112,030,762
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		1,699,791
Net Assets – 100%		$1,113,730,553
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Money Market Fund
Schedule of Investments
June 30, 2024

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Goldman Sachs & Co	$95,000,000	$—	$(95,000,000)	$—
HSBC Securities (USA), Inc	35,000,000	—	(35,000,000)	—
ING Financial Markets LLC	140,000,000	—	(140,000,000)	—
Royal Bank of Canada, NY Branch	122,900,000	—	(122,900,000)	—
Total	$392,900,000	$—	$(392,900,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Money Market Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
LOC	Letter of Credit
LP	Limited Partnership
Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.
±
Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the year ended June 30, 2024 is
$117,483,122, which represents 10.5% of net assets.

¶
Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of June 30, 2024.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Certificates of Deposit	$-	$56,517,477	$-
Commercial Paper	-	358,737,063	-
U.S. Government Agency Notes	-	59,675,615	-
U.S. Treasury Debt	-	49,545,607	-
Variable Rate Demand Notes	-	179,655,000	-
Repurchase Agreements	-	392,900,000	-
Time Deposits	-	15,000,000	-
Total Assets	$-	$1,112,030,762	$-
4  |

Janus Henderson Money Market Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Investments, at value (cost $719,130,762)	$719,130,762
Repurchase agreements, at value (cost $392,900,000)	392,900,000
Cash	203,426
Trustees' deferred compensation	30,583
Receivables:
Interest	3,198,766
Fund shares sold	722,765
Total Assets	1,116,186,302
Liabilities:
Payables:
Fund shares repurchased	1,821,319
Administration services fees	329,923
Advisory fees	183,171
Professional fees	47,396
Dividends	36,824
Trustees' deferred compensation fees	30,583
Trustees' fees and expenses	6,149
Accrued expenses and other payables	384
Total Liabilities	2,455,749
Net Assets	$1,113,730,553
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,113,745,400
Total distributable earnings (loss)	(14,847)
Total Net Assets	$1,113,730,553
Net Assets - Class D Shares	$1,100,809,073
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,100,810,054
Net Asset Value Per Share	$1.00
Net Assets - Class T Shares	$12,921,480
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,929,547
Net Asset Value Per Share	$1.00
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Money Market Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Interest	$60,703,917
Other income	3,650
Total Investment Income	60,707,567
Expenses:
Advisory fees	2,235,932
Administration services fees:
Class D Shares	3,977,830
Class T Shares	49,450
Professional fees	60,128
Trustees' fees and expenses	23,786
Other expenses	385
Total Expenses	6,347,511
Net Investment Income/(Loss)	54,360,056
Net Realized Gain/(Loss) on Investments:
Investments	3,419
Total Net Realized Gain/(Loss) on Investments	3,419
Net Increase/(Decrease) in Net Assets Resulting from Operations	$54,363,475
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Money Market Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$54,360,056	$38,752,612
Net realized gain/(loss) on investments	3,419	(110)
Net Increase/(Decrease) in Net Assets Resulting from Operations	54,363,475	38,752,502
Dividends and Distributions to Shareholders:
Class D Shares	(53,729,906)	(38,304,476)
Class T Shares	(630,150)	(471,872)
Net Decrease from Dividends and Distributions to Shareholders	(54,360,056)	(38,776,348)
Capital Share Transactions:
Class D Shares	(31,402,525)	(61,835,136)
Class T Shares	10,841	(3,027,737)
Net Increase/(Decrease) from Capital Share Transactions	(31,391,684)	(64,862,873)
Net Increase/(Decrease) in Net Assets	(31,388,265)	(64,886,719)
Net Assets:
Beginning of period	1,145,118,818	1,210,005,537
End of period	$1,113,730,553	$1,145,118,818
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Money Market Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.03	— (2)	— (2)	0.01
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—
Total from Investment Operations	0.05	0.03	—	—	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.03)	— (2)	— (2)	(0.01)
Distributions (from capital gains)	—	— (2)	—	—	—
Total Dividends and Distributions	(0.05)	(0.03)	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	4.94%	3.36%	0.00%	0.00%	1.05%
Net Assets, End of Period (in thousands)	$1,100,809	$1,132,208	$1,194,067	$1,149,942	$1,155,176
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.56%	0.57%	0.57%	0.57%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.56%	0.57%	0.28%	0.13%	0.53%
Ratio of Net Investment Income/(Loss)	4.84%	3.30%	0.00% (3)	0.00% (3)	0.98%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Money Market Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.03	— (2)	— (2)	0.01
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—
Total from Investment Operations	0.05	0.03	—	—	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.03)	— (2)	— (2)	(0.01)
Distributions (from capital gains)	—	— (2)	—	—	—
Total Dividends and Distributions	(0.05)	(0.03)	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	4.92%	3.34%	0.00%	0.00%	1.03%
Net Assets, End of Period (in thousands)	$12,921	$12,911	$15,939	$15,795	$13,158
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.58%	0.59%	0.58%	0.59%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.59%	0.28%	0.13%	0.55%
Ratio of Net Investment Income/(Loss)	4.82%	3.25%	0.00% (3)	0.00% (3)	1.02%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Money Market Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers two classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer both classes of shares.
The Fund is classified as a “retail money market fund,” as such term is defined in or interpreted under the rules governing money market funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, which means that the Fund’s shares can only be held through individual investors. In order to make an initial investment in the Fund, the Fund requires that a shareholder provide certain information (e.g., Social Security number or government-issued identification) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons, such as business and limited liability company accounts, charitable or financial organizations, and corporate and S-Corp accounts, are not eligible to invest in the Fund, and will be involuntarily redeemed from the Fund after having been provided sufficient notice.
As a retail money market fund, the Fund may be subject to liquidity fees on fund redemptions because of market conditions or other factors. Liquidity fees are most likely to be imposed during times of extraordinary market stress.  Pursuant to Rule 2a-7 under the 1940 Act, the Fund may impose a discretionary liquidity fee (not to exceed 2% of value of the shares redeemed) on redemptions from the Fund. The Trustees have determined to delegate responsibility for administering any discretionary liquidity fee to the Adviser, subject to Board guidelines and oversight.
Shareholders, including individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Liquidity
The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:
The Fund will limit its investments in illiquid securities to 5% or less of its total assets.
Daily liquidity. The Fund will invest at least 25% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Weekly liquidity. The Fund will invest at least 50% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities
10 | June 30, 2024

Janus Henderson Money Market Fund
Notes to Financial Statements
of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.
Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt
Janus Investment Fund | 11

Janus Henderson Money Market Fund
Notes to Financial Statements
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
12 | June 30, 2024

Janus Henderson Money Market Fund
Notes to Financial Statements
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Variable and Floating Rate Notes
The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers or commercial banks. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.
Janus Investment Fund | 13

Janus Henderson Money Market Fund
Notes to Financial Statements
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.
The Adviser may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.
Class D Shares and Class T Shares of the Fund compensate the Adviser at an annual rate of 0.36% and 0.38%, respectively, of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with the Adviser on behalf of the Fund. The Adviser does not receive any additional compensation, beyond the administration services fee for serving as administrator.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account
14 | June 30, 2024

Janus Henderson Money Market Fund
Notes to Financial Statements
then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$11,114	$-	$-	$-	$(25,961)	$-
During the year ended June 30, 2024, capital loss carryovers of $110 were utilized by the Fund .
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$54,360,056	$-	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$38,758,420	$17,928	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Janus Investment Fund | 15

Janus Henderson Money Market Fund
Notes to Financial Statements
5.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class D Shares:
Shares sold	379,867,437	$379,877,673	390,659,510	$390,661,189
Reinvested dividends and distributions	52,735,583	52,735,583	37,664,610	37,664,610
Shares repurchased	(464,015,780)	(464,015,781)	(490,160,934)	(490,160,935)
Net Increase/(Decrease)	(31,412,760)	$(31,402,525)	(61,836,814)	$(61,835,136)
Class T Shares:
Shares sold	19,873,819	$19,873,818	23,339,683	$23,339,704
Reinvested dividends and distributions	621,721	621,721	471,765	471,765
Shares repurchased	(20,484,698)	(20,484,698)	(26,839,205)	(26,839,206)
Net Increase/(Decrease)	10,842	$10,841	(3,027,757)	$(3,027,737)
6.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
16 | June 30, 2024

Janus Henderson Money Market Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Money Market Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 17

Janus Henderson Money Market Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Section 163(j) Interest Dividend	100%
18 | June 30, 2024

Janus Henderson Money Market Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 19

Janus Henderson Money Market Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
20 | June 30, 2024

Janus Henderson Money Market Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 21

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
22 | June 30, 2024

Janus Henderson Money Market Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 23

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
24 | June 30, 2024

Janus Henderson Money Market Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 25

Janus Henderson Money Market Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
26 | June 30, 2024

Janus Henderson Money Market Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 27

Janus Henderson Money Market Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
28 | June 30, 2024

Janus Henderson Money Market Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 29

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93027 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Multi-Sector Income Fund
Janus Investment Fund

Janus Henderson Multi-Sector Income Fund

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 55.7%
Aaset 2019-2 Trust, 6.4130%, 10/16/39ž	$4,723,808	$1,346,267
ACC Auto Trust 2021-A C, 3.7900%, 4/15/27ž	1,633,511	1,631,570
ACC Auto Trust 2021-A D, 6.1000%, 6/15/29ž	3,700,000	3,662,048
ACHV Trust 2023-1PL D, 8.4700%, 3/18/30ž	2,750,000	2,803,288
Affirm Asset Securitization Trust 2024-A 1E, 9.1700%, 2/15/29ž	4,000,000	4,014,105
AGL CLO 1 Ltd 2021-10A D, CME Term SOFR 3 Month + 3.1616%, 8.4902%, 4/17/34ž,‡	8,000,000	8,020,672
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27ž	5,960,415	5,844,699
Ally Bank Auto Credit-Linked Notes 2024-A E, 7.9170%, 5/17/32ž	2,750,000	2,749,023
Ally Bank Auto Credit-Linked Notes 2024-A G, 12.7480%, 5/17/32ž	4,900,000	4,898,677
Angel Oak Mortgage Trust I LLC 2024-3 A3, 4.8000%, 11/26/68ž,Ç	4,991,949	4,772,464
Auxilior Term Funding LLC 2023-1A E, 10.9700%, 12/15/32ž	2,550,000	2,557,326
Avis Budget Rental Car Funding AESOP LLC 2019-2A D, 3.0400%, 9/22/25ž	2,500,000	2,479,593
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27ž	6,000,000	5,399,620
AXIS Equipment Finance Receivables 2024-1A E, 9.6600%, 4/20/32ž	2,875,000	2,879,512
AXIS Equipment Finance Receivables LLC 2024-1A D, 6.5700%, 4/21/31ž	2,875,000	2,832,856
Bain Capital Credit CLO Ltd 2021-4A D, CME Term SOFR 3 Month + 3.3616%, 8.6862%, 10/20/34ž,‡	5,000,000	4,945,495
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 D, 1.2571%, 7/27/50ž,‡	6,330,000	4,706,421
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	10,755,758	7,505,299
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 D, 0.5906%, 1/27/50ž,‡	2,505,000	2,041,898
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.5069%, 1/27/50ž,‡	3,776,872	2,995,194
Bayview Opportunity Master Fund VII 2024-CAR1 E, US 30 Day Average SOFR + 3.6000%, 8.9354%, 12/26/31ž,‡	1,570,011	1,569,997
Bayview Opportunity Master Fund VII 2024-EDU1 C, US 30 Day Average SOFR + 1.8000%, 7.1354%, 6/25/47ž,‡	3,086,073	3,097,402
Bayview Opportunity Master Fund VII 2024-EDU1 D, US 30 Day Average SOFR + 2.7500%, 8.0854%, 6/25/47ž,‡	1,234,429	1,247,839
BB-UBS Trust 2012-SHOW A, 3.4302%, 11/5/36ž	4,563,000	4,464,759
Benefit Street Partners CLO Ltd 2016-10A CRR, CME Term SOFR 3 Month + 3.7616%, 9.0862%, 4/20/34ž,‡	6,750,000	6,768,387
Blue Bridge Funding LLC 2023-1A B, 9.4800%, 11/15/30ž	2,800,000	2,801,416
Blue Bridge Funding LLC 2023-1A C, 9.5000%, 11/15/30ž	2,800,000	2,569,577
Blue Bridge Funding LLC 2023-1A D, 15.0000%, 11/15/30ž	1,743,000	1,692,067
BlueMountain CLO XXVI Ltd 2019-25A D2R, CME Term SOFR 3 Month + 4.4116%, 9.7402%, 7/15/36ž,‡	6,250,000	6,220,162
BlueMountain CLO XXVI Ltd 2021-28A A, CME Term SOFR 3 Month + 1.5216%, 6.8502%, 4/17/34ž,‡	5,000,000	5,008,905
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	13,809,000	14,317,908
Brean Asset Backed Securities Trust 2024-RM8 A2, 4.5000%, 5/25/64ž	12,014,881	10,448,946
Business Jet Securities LLC 2021-1A B, 2.9180%, 4/15/36ž	1,291,922	1,222,148
Business Jet Securities LLC 2021-1A C, 5.0670%, 4/15/36ž	892,875	869,509
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37ž	2,696,976	2,617,766
Business Jet Securities LLC 2024-1A B, 6.9240%, 5/15/39ž	1,361,247	1,382,072
Business Jet Securities LLC 2024-1A C, 9.1320%, 5/15/39ž	5,376,646	5,448,817
BX Commercial Mortgage Trust 2019-MMP D, CME Term SOFR 1 Month + 1.6440%, 6.9730%, 8/15/36ž,‡	3,482,573	3,376,702
BX Commercial Mortgage Trust 2019-MMP F, CME Term SOFR 1 Month + 2.8361%, 8.1531%, 8/15/36ž,‡	13,930,290	13,243,732
BX Commercial Mortgage Trust 2021-ARIA E, CME Term SOFR 1 Month + 2.3590%, 7.6880%, 10/15/36ž,‡	10,000,000	9,816,287
BX Commercial Mortgage Trust 2021-ARIA F, CME Term SOFR 1 Month + 2.7080%, 8.0370%, 10/15/36ž,‡	10,000,000	9,799,947
BX Commercial Mortgage Trust 2021-BXMF G, CME Term SOFR 1 Month + 3.4640%, 8.7930%, 10/15/26ž,‡	13,859,896	13,137,505
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2021-SOAR G, CME Term SOFR 1 Month + 2.9145%, 8.2435%, 6/15/38ž,‡	$6,224,838	$6,108,663
BX Commercial Mortgage Trust 2021-SOAR J, CME Term SOFR 1 Month + 3.8645%, 9.1935%, 6/15/38ž,‡	8,152,785	7,805,779
BX Commercial Mortgage Trust 2021-VINO E, CME Term SOFR 1 Month + 2.0668%, 7.3958%, 5/15/38ž,‡	2,009,290	1,979,268
BX Commercial Mortgage Trust 2021-VINO G, CME Term SOFR 1 Month + 4.0668%, 9.3958%, 5/15/38ž,‡	8,651,409	8,479,672
BX Commercial Mortgage Trust 2021-VOLT F, CME Term SOFR 1 Month + 2.5145%, 7.8433%, 9/15/36ž,‡	8,440,000	8,325,581
BX Commercial Mortgage Trust 2021-VOLT G, CME Term SOFR 1 Month + 2.9645%, 8.2933%, 9/15/36ž,‡	6,000,000	5,941,165
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 6.0780%, 4/15/39ž,‡	8,007,575	7,879,990
BX Commercial Mortgage Trust 2024-VLT4 E, CME Term SOFR 1 Month + 2.8894%, 8.2094%, 7/16/29ž,‡	4,000,000	3,982,015
BX Commercial Mortgage Trust 2024-VLT4 F, CME Term SOFR 1 Month + 3.9379%, 9.2579%, 7/16/29ž,‡	8,250,000	8,177,134
BX Commercial Mortgage Trust 2024-WPT B, CME Term SOFR 1 Month + 1.8908%, 7.2196%, 3/15/34ž,‡	9,700,000	9,653,875
BXHPP Trust 2021-FILM B, CME Term SOFR 1 Month + 1.0145%, 6.3435%, 8/15/36ž,‡	12,698,000	12,091,543
BXHPP Trust 2021-FILM E, CME Term SOFR 1 Month + 2.1145%, 7.4435%, 8/15/36ž,‡	2,053,000	1,855,581
CALI Mortgage Trust 2019-101C B, 4.1580%, 3/10/39ž	8,311,000	6,835,033
Carlyle Global Markets Strategies 2021-11A A2R, CME Term SOFR 3 Month + 1.6100%, 0%, 7/27/37ž,‡	13,500,000	13,383,900
Carlyle Global Markets Strategies 2022-2A C, CME Term SOFR 3 Month + 3.5500%, 8.8746%, 4/20/35ž,‡	5,000,000	5,013,955
Carlyle Global Markets Strategies 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 9.4236%, 10/27/36ž,‡	5,250,000	5,324,723
CarMax Auto Owner Trust 2022-3 D, 6.2000%, 1/16/29	6,250,000	6,267,189
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28ž	12,890,000	12,175,423
Carvana Auto Receivables Trust 2023-P5 N, 8.0200%, 12/10/30ž	80,106	80,111
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43ž	3,830,196	1,110,765
CBAM CLO Management 2021-14A A, CME Term SOFR 3 Month + 1.3616%, 6.6862%, 4/20/34ž,‡	60,000,000	60,053,700
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.9488%, 9/15/38ž,‡	6,529,000	6,557,612
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	918,341	857,468
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	23,189,260	22,867,356
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	21,702,067	21,209,177
Chase Auto Credit Linked Note 2021-3 E, 2.1020%, 2/26/29ž	327,280	320,063
Chase Auto Credit Linked Notes 2021-1 E, 2.3650%, 9/25/28ž	60,752	60,506
Chase Auto Credit Linked Notes 2021-1 F, 4.2800%, 9/25/28ž	3,337,000	3,320,507
Chase Auto Credit Linked Notes 2021-2 G, 8.4820%, 12/26/28ž	1,950,000	1,975,839
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 6.5354%, 2/25/50ž,‡	1,383,256	1,334,680
Chase Mortgage Finance Corp 2021-CL1 M4, US 30 Day Average SOFR + 2.6500%, 7.9854%, 2/25/50ž,‡	2,239,215	2,081,538
Chase Mortgage Finance Corp 2021-CL1 M5, US 30 Day Average SOFR + 3.2500%, 8.5854%, 2/25/50ž,‡	895,797	814,942
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	2,536,884	2,501,932
Citigroup Commercial Mortgage Trust 2018-C5, 0.8260%, 6/10/51‡,¤	32,266,958	737,503
Citigroup Commercial Mortgage Trust 2021-PRM2 E, CME Term SOFR 1 Month + 2.5145%, 7.8435%, 10/15/38ž,‡	2,000,000	1,956,492
Citigroup Commercial Mortgage Trust 2021-PRM2 F, CME Term SOFR 1 Month + 3.8645%, 9.1935%, 10/15/38ž,‡	6,000,000	5,925,589
Citigroup Commercial Mortgage Trust 2021-PRM2 G, CME Term SOFR 1 Month + 4.6145%, 9.9435%, 10/15/38ž,‡	6,000,000	5,952,441
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Citigroup Commercial Mortgage Trust 2021-PRM2 J, CME Term SOFR 1 Month + 5.5145%, 10.8435%, 10/15/36ž,‡	$6,000,000		$5,864,795
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47ž	12,541,050		11,090,264
Cold Storage Trust 2020-ICE5 F, CME Term SOFR 1 Month + 3.6070%, 8.9270%, 11/16/37ž,‡	12,828,026		12,791,822
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52ž	5,000,000	CAD	3,413,078
COLT Funding LLC 2021-3R B1, 3.5630%, 12/25/64ž,‡	2,547,000		1,827,419
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 7.1410%, 6/17/41ž,‡	15,000,000		14,928,063
COMM Mortgage Trust 2024-WCL1 C, CME Term SOFR 1 Month + 2.8890%, 8.1890%, 6/17/41ž,‡	3,750,000		3,753,581
COMM Mortgage Trust 2024-WCL1 D, CME Term SOFR 1 Month + 3.2890%, 8.5890%, 6/17/41ž,‡	11,250,000		11,100,742
Commercial Mortgage Pass-through Certificate 2022-LPF2 E, CME Term SOFR 1 Month + 5.9400%, 11.2688%, 10/15/39ž,‡	3,827,000		3,807,214
Commercial Mortgage Pass-through Certificates 2022-LPF2 D, CME Term SOFR 1 Month + 4.1920%, 9.5088%, 10/15/39ž,‡	5,000,000		4,815,559
Connecticut Avenue Securities Trust 2019-R03 1B1, US 30 Day Average SOFR + 4.2145%, 9.5498%, 9/25/31ž,‡	14,024,902		14,846,585
Connecticut Avenue Securities Trust 2019-R04 2B1, US 30 Day Average SOFR + 5.3645%, 10.6998%, 6/27/39ž,‡	4,358,404		4,629,448
Connecticut Avenue Securities Trust 2019-R05, US 30 Day Average SOFR + 4.2145%, 9.5498%, 7/25/39ž,‡	6,907,891		7,201,357
Connecticut Avenue Securities Trust 2021-R01 1B1, US 30 Day Average SOFR + 3.1000%, 8.4354%, 10/25/41ž,‡	23,737,621		24,430,739
Connecticut Avenue Securities Trust 2021-R02 2B1, US 30 Day Average SOFR + 3.3000%, 8.6354%, 11/25/41ž,‡	8,750,000		9,051,533
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.3354%, 11/25/41ž,‡	16,305,770		16,405,375
Connecticut Avenue Securities Trust 2021-R03 1B1, US 30 Day Average SOFR + 2.7500%, 8.0854%, 12/25/41ž,‡	3,442,000		3,500,400
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 8.4854%, 12/25/41ž,‡	13,477,000		13,847,289
Connecticut Avenue Securities Trust 2022-R02 2B1, US 30 Day Average SOFR + 4.5000%, 9.8354%, 1/27/42ž,‡	17,053,000		17,902,806
Connecticut Avenue Securities Trust 2023-R06 1M2, US 30 Day Average SOFR + 2.7000%, 8.0354%, 7/27/43ž,‡	4,061,000		4,218,210
Connecticut Avenue Securities Trust 2024-R01 1B1, US 30 Day Average SOFR + 2.7000%, 8.0354%, 1/25/44ž,‡	14,329,655		14,519,358
Connecticut Avenue Securities Trust 2024-R02 1B1, US 30 Day Average SOFR + 2.5000%, 7.8354%, 2/25/44ž,‡	1,939,358		1,974,194
Connecticut Avenue Securities Trust 2024-R03 2B1, US 30 Day Average SOFR + 2.8000%, 8.1350%, 3/25/44ž,‡	8,290,000		8,337,606
Connecticut Avenue Securities Trust 2024-R04 1B1, US 30 Day Average SOFR + 2.2000%, 7.5237%, 5/25/44ž,‡	4,590,000		4,596,266
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A B, 7.7700%, 3/15/32ž	6,524,000		6,657,193
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A C, 7.5600%, 3/15/32ž	5,750,000		5,406,145
CSAIL Commercial Mortgage Trust 2021-C20 XA, 1.1162%, 3/15/54‡,¤	58,380,577		2,713,188
DBGS Mortgage Trust 2018-BIOD F, CME Term SOFR 1 Month + 2.2960%, 7.6130%, 5/15/35ž,‡	1,917,074		1,890,105
DC Commercial Mortgage Trust 2023-DC D, 7.3785%, 9/12/40ž,‡	10,000,000		9,928,205
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49ž	4,000,000		3,612,281
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49ž	3,420,000		3,080,196
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51ž	5,000,000		4,239,413
Diamond Resorts Owner Trust 2021-1A D, 3.8300%, 11/21/33ž	346,470		329,542
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 6.5935%, 10/15/43ž,‡	2,650,000		2,530,606
DROP Mortgage Trust 2021-FILE D, CME Term SOFR 1 Month + 2.8645%, 8.1935%, 10/15/43ž,‡	15,000,000		11,873,402
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Dryden Senior Loan Fund 2016-42A A2RR, CME Term SOFR 3 Month + 1.6500%, 6.9790%, 7/15/37ž,‡	$12,250,000	$12,256,468
Dryden Senior Loan Fund 2023-105A D, CME Term SOFR 3 Month + 5.2000%, 10.5269%, 4/18/36ž,‡	6,000,000	6,078,702
ECAF I Ltd, 5.8020%, 6/15/40ž	3,163,638	964,948
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	5,677,000	5,676,872
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27ž	6,794,000	6,812,966
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30ž	3,000,000	3,297,796
Exeter Automobile Receivables Trust 2024-1A E, 7.8900%, 8/15/31ž	10,250,000	10,308,987
Extended Stay America Trust 2021-ESH E, CME Term SOFR 1 Month + 2.9645%, 8.2935%, 7/15/38ž,‡	4,802,233	4,796,098
Extended Stay America Trust 2021-ESH F, CME Term SOFR 1 Month + 3.8145%, 9.1435%, 7/15/38ž,‡	9,972,122	9,940,184
ExteNet Issuer LLC, 5.2190%, 7/25/49ž	9,090,000	9,058,268
Fannie Mae 2020-100 BI, 2.0000%, 1/25/51¤	13,170,528	1,741,013
Fannie Mae 2023-2 DI, 2.0000%, 5/25/51¤	71,461,590	9,570,465
Fannie Mae REMICS, US 30 Day Average SOFR + 53.7407%, 0%, 10/25/40‡	588,203	737,124
Fannie Mae REMICS, 3.0000%, 5/25/48	12,754	11,348
Fannie Mae REMICS, US 30 Day Average SOFR + 5.9355%, 0.6002%, 8/25/48‡,¤	6,122,321	607,206
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30ž	5,000,000	5,297,082
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30ž	8,000,000	8,753,982
Flagship Credit Auto Trust 2023-3 E, 9.7400%, 6/17/30ž	3,250,000	3,436,923
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51ž,‡	14,559,769	11,918,866
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49ž	3,000,000	3,120,958
Freddie Mac Multifamily Structured Credit Risk 2021-MN3 M2, US 30 Day Average SOFR + 4.0000%, 9.3354%, 11/27/51ž,‡	10,000,000	10,136,971
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 B1, US 30 Day Average SOFR + 5.3645%, 10.6998%, 9/26/50ž,‡	7,301,902	8,112,329
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 B1, US 30 Day Average SOFR + 4.0000%, 9.3354%, 11/25/50ž,‡	5,551,430	6,241,884
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA1 B1, US 30 Day Average SOFR + 2.6500%, 7.9854%, 1/25/51ž,‡	7,550,000	8,001,619
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2, US 30 Day Average SOFR + 6.0000%, 11.3354%, 8/25/33ž,‡	12,308,000	14,415,120
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2, US 30 Day Average SOFR + 6.2500%, 11.5854%, 10/25/33ž,‡	20,836,000	24,630,363
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA5 B1, US 30 Day Average SOFR + 3.0500%, 8.3854%, 1/25/34ž,‡	6,624,000	7,004,865
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 B1, US 30 Day Average SOFR + 3.4000%, 8.7354%, 10/25/41ž,‡	14,440,000	14,958,102
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 6.8354%, 10/25/41ž,‡	11,136,879	11,175,282
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, US 30 Day Average SOFR + 3.6500%, 8.9854%, 11/25/41ž,‡	29,197,208	30,410,130
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B1, US 30 Day Average SOFR + 3.3500%, 8.6854%, 9/25/41ž,‡	4,734,000	4,853,770
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 7.4354%, 9/25/41ž,‡	29,152,135	29,316,845
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B1, US 30 Day Average SOFR + 3.7500%, 9.0854%, 12/25/41ž,‡	27,058,500	27,875,177
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M2, US 30 Day Average SOFR + 3.3500%, 8.6854%, 11/25/43ž,‡	7,490,866	7,916,323
Freddiemac Strip 375 C1, 2.5000%, 1/25/51¤	123,786,715	19,027,305
Freddiemac Strip 377 C1, 2.0000%, 1/25/51¤	30,563,238	3,869,639
Freddiemac Strip 377 C4, 2.0000%, 1/25/51¤	28,431,688	3,762,095
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49ž,◊	29,422,405	28,135,257
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49ž,¤	220,372,404	37,415
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49ž,¤	74,013,744	20,815
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
FREMF Mortgage Trust 2018-KF45, US 30 Day Average SOFR + 2.0645%, 7.3888%, 3/25/25ž,‡	$297,760	$291,520
FREMF Mortgage Trust 2018-KSW4 C, US 30 Day Average SOFR + 5.1145%, 10.4388%, 10/25/28‡	18,042,207	15,923,796
FREMF Mortgage Trust 2019-KF70 C, US 30 Day Average SOFR + 6.1145%, 11.4388%, 9/25/29ž,‡	13,927,767	13,550,521
FREMF Mortgage Trust 2019-KF72, US 30 Day Average SOFR + 2.2145%, 7.5388%, 11/25/26ž,‡	2,679,587	2,610,320
FREMF Mortgage Trust 2021-KF98 CS, US 30 Day Average SOFR + 8.5000%, 13.8243%, 12/25/30ž,‡	3,698,111	3,661,106
FS Commercial Mortgage Trust 2023-4SZN D, 9.3828%, 11/10/39ž,‡	4,250,000	4,404,692
Gam Resecuritization Trust 2021-FRR2 BK74, 0%, 9/27/51ž,◊	11,000,000	7,771,280
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51ž,◊	18,068,494	12,566,872
GCAT 2022-INV1 A26, 3.0000%, 12/25/51ž,‡	15,822,086	12,986,238
GLS Auto Select Receivables Trust 2024-1A D, 6.4300%, 1/15/31ž	2,000,000	2,009,714
Government National Mortgage Association, CME Term SOFR 1 Month + 5.4355%, 0.0969%, 1/20/44‡,¤	311,449	22,082
Government National Mortgage Association, CME Term SOFR 1 Month + 6.0355%, 0.7067%, 10/16/55‡,¤	469,097	31,518
Government National Mortgage Association, 0.2528%, 1/16/60‡,¤	10,166,734	236,934
Gracie Point International Funding 2023-1A B, US 90 Day Average SOFR + 2.6000%, 7.9493%, 9/1/26ž,‡	3,000,000	3,042,472
Gracie Point International Funding 2023-1A C, US 90 Day Average SOFR + 3.1000%, 8.4493%, 9/1/26ž,‡	3,000,000	3,037,394
Gracie Point International Funding 2023-2A B, US 90 Day Average SOFR + 4.0000%, 9.3493%, 3/1/27ž,‡	7,438,000	7,549,855
Gracie Point International Funding 2023-2A C, US 90 Day Average SOFR + 5.4000%, 10.7493%, 3/1/27ž,‡	5,000,000	5,034,532
Gracie Point International Funding 2024-1A C, US 90 Day Average SOFR + 3.5000%, 8.8496%, 3/1/28ž,‡	4,400,000	4,425,882
Gracie Point International Funding 2024-1A D, US 90 Day Average SOFR + 7.1500%, 12.4996%, 3/1/28ž,‡	2,700,000	2,703,554
GS Mortgage Securities Trust 2017-SLP G, 4.7443%, 10/10/32ž,‡	8,331,000	7,583,627
Hertz Vehicle Financing LLC 2021-1A D, 3.9800%, 12/26/25ž	18,100,000	17,850,922
Hertz Vehicle Financing LLC 2021-2A D, 4.3400%, 12/27/27ž	9,500,000	8,520,372
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34ž	1,381,290	1,376,426
Home Partners of America Trust 2021-3 F, 4.2420%, 1/17/41ž	4,562,314	3,893,523
Homeward Opportunities Fund I Trust 2024-RTL1 A2, 8.5700%, 7/25/29ž	4,359,000	4,358,821
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51ž	3,000,000	2,642,545
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	3,500,000	3,305,124
Hudson's Bay Simon JV Trust 2015-HB10 B10, 4.9056%, 8/5/34ž	2,610,923	2,417,671
Hudson's Bay Simon JV Trust 2015-HB10 C10, 5.6286%, 8/5/34ž,‡	3,864,419	3,214,080
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	4,713,210	4,621,152
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	3,000,000	2,798,190
Invesco CLO Ltd 2021-2A D, CME Term SOFR 3 Month + 3.1616%, 8.4902%, 7/17/34ž,‡	5,000,000	5,006,960
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A, 3.2865%, 1/10/37ž	13,800,000	13,559,006
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE C, 3.8173%, 1/10/37ž,‡	1,000,000	969,483
JP Morgan Chase Commercial Mortgage Sec Trust 2022-NLP D, CME Term SOFR 1 Month + 2.1664%, 7.4952%, 4/15/37ž,‡	11,031,959	9,720,430
JW Commercial Mortgage Trust 2024-MRCO C, CME Term SOFR 1 Month + 2.3901%, 7.7101%, 6/15/39ž,‡	5,100,000	5,074,539
Kayne CLO 10 Ltd 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 6.7580%, 4/24/34ž,‡	22,500,000	22,535,572
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	1,538,283	1,512,742
Lendbuzz Securitization Trust 2021-1A A, 5.9900%, 12/15/28ž	5,594,000	5,550,652
Lendbuzz Securitization Trust 2023-2A B, 8.6900%, 6/15/29ž	9,826,000	10,263,834
Lendbuzz Securitization Trust 2024-1A B, 6.5800%, 9/15/29ž	2,500,000	2,508,324
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Lendbuzz Securitization Trust 2024-1A C, 7.5800%, 9/15/30ž	$4,981,000	$5,059,836
Lendbuzz Securitization Trust 2024-2A C, 7.4500%, 5/15/31ž	2,000,000	2,025,937
LFS LLC 2022-A B, 8.0000%, 5/15/34ž	4,000,000	3,840,912
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	6,076,000	6,100,333
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	5,303,729	5,342,016
LHOME Mortgage Trust 2024-RTL2 A2, 8.8970%, 3/25/29ž,Ç	2,075,000	2,100,397
LHOME Mortgage Trust 2024-RTL3 A2, 8.3730%, 5/25/29ž	3,600,000	3,602,183
Life Financial Services Trust 2021-BMR E, CME Term SOFR 1 Month + 1.8645%, 7.1815%, 3/15/38ž,‡	17,693,463	16,998,885
Life Financial Services Trust 2022-BMR2 D, CME Term SOFR 1 Month + 2.5419%, 7.8708%, 5/15/39ž,‡	10,000,000	9,487,419
LoanMe Trust SBL 2019-1, 13.0000%, 8/15/30ž,Ç	4,342,153	1,845,415
Luxury Lease Partners Auto Lease Trust 2024-4 A, 7.2920%, 7/15/30ž	5,541,316	5,527,819
Luxury Lease Partners Auto Lease Trust 2024-4 B, 10.4910%, 7/15/30ž	5,100,000	5,071,492
Madison Park Funding Ltd 2016-22A DR, CME Term SOFR 3 Month + 3.7616%, 9.0902%, 1/17/33ž,‡	8,500,000	8,515,019
Madison Park Funding Ltd 2018-32A A1R, CME Term SOFR 3 Month + 1.2616%, 6.5862%, 1/22/31ž,‡	9,797,267	9,804,184
Madison Park Funding Ltd 2018-32A DR, CME Term SOFR 3 Month + 3.4616%, 8.7862%, 1/22/31ž,‡	7,000,000	7,012,880
Marlette Funding Trust 2023-1A D, 8.1500%, 4/15/33ž	14,300,000	14,297,761
Marlette Funding Trust 2023-2A D, 7.9200%, 6/15/33ž	9,300,000	9,241,504
Marlette Funding Trust 2023-3A D, 8.0400%, 9/15/33ž	9,571,000	9,870,924
Marlette Funding Trust 2023-4A B, 8.1500%, 12/15/33ž	2,500,000	2,580,969
MED Trust 2021-MDLN E, CME Term SOFR 1 Month + 3.2645%, 8.5935%, 11/15/38ž,‡	3,483,283	3,480,964
MED Trust 2021-MDLN F, CME Term SOFR 1 Month + 4.1145%, 9.4435%, 11/15/38ž,‡	7,696,065	7,640,548
MED Trust 2021-MDLN G, CME Term SOFR 1 Month + 5.3645%, 10.6935%, 11/15/38ž,‡	14,928,355	14,927,438
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	8,000,000	8,055,249
Mercury Financial Credit Card Master Trust 2024-1A C, 11.4900%, 2/20/29ž	12,000,000	12,082,823
MHC Commercial Mortgage Trust 2021-MHC F, CME Term SOFR 1 Month + 2.7154%, 8.0444%, 4/15/38ž,‡	5,117,148	5,062,891
MHC Commercial Mortgage Trust 2021-MHC G, CME Term SOFR 1 Month + 3.3154%, 8.6444%, 4/15/38ž,‡	8,908,870	8,814,401
Mission Lane Credit Card Master Trust 2023-A B, 8.1500%, 7/17/28ž	3,000,000	3,029,562
Mission Lane Credit Card Master Trust 2023-A C, 10.0300%, 7/17/28ž	3,250,000	3,306,462
Mission Lane Credit Card Master Trust 2023-B C, 9.6700%, 11/15/28ž	4,750,000	4,833,422
Mission Lane Credit Card Master Trust 2023-B D, 11.9700%, 11/15/28ž	6,976,000	7,081,381
MKT Mortgage Trust 2020-525M F, 3.0386%, 2/12/40ž,‡	11,900,000	6,117,249
Morgan Stanley Capital I Trust 2019-MEAD D, 3.2830%, 11/10/36ž,‡	2,825,000	2,614,049
MTN Commercial Mortgage Trust 2022-LPFL F, CME Term SOFR 1 Month + 5.2852%, 10.6052%, 3/15/39ž,‡	6,000,000	5,717,204
Multifamily Connecticut Avenue Securities Trust 2019-01, US 30 Day Average SOFR + 3.3645%, 8.6998%, 10/25/49ž,‡	26,673,467	26,606,802
Multifamily Connecticut Avenue Securities Trust 2020-01, US 30 Day Average SOFR + 3.8645%, 9.1998%, 3/25/50ž,‡	10,258,477	10,263,802
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41ž	1,205,449	1,137,268
NBC Funding LLC 2021-1 B, 4.9700%, 7/30/51ž	3,000,000	2,620,174
NCMF Trust 2022-MFP F, CME Term SOFR 1 Month + 4.4310%, 9.7478%, 3/15/39ž,‡	5,000,000	4,837,103
NCMF Trust 2022-MFP G, CME Term SOFR 1 Month + 5.1280%, 10.4568%, 3/15/39ž,‡	1,220,000	1,182,909
Neuberger Berman CLO Ltd 2023-53A D, CME Term SOFR 3 Month + 4.5000%, 9.8229%, 10/25/32ž,‡	5,500,000	5,531,916
New Residential Mortgage Loan Trust 2022-SFR1 F, 4.4430%, 2/17/39ž	10,500,000	9,302,357
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.9701%, 3/15/41ž,‡	10,000,000	9,966,952
NW Re-Remic Trust 2021-FRR1 BK88, 2.6549%, 12/18/51ž,‡	20,000,000	15,775,982
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Oak Hill Credit Partners 2012-7A AR3, CME Term SOFR 3 Month + 1.3316%, 6.6574%, 2/20/34ž,‡	$5,000,000	$5,003,640
Oak Street Investment Grade Net Lease Fund 2020-1A B1, 5.1100%, 11/20/50ž	4,499,000	4,139,479
Oak Street Investment Grade Net Lease Fund 2021-1A B1, 4.2300%, 1/20/51ž	6,250,000	5,581,932
Oasis Securitization 2022-2A B, 8.8500%, 10/15/34ž	2,743,926	2,743,926
Oasis Securitization 2023-1A B, 10.2500%, 2/15/35ž	2,849,457	2,863,704
Octagon 61 Ltd 2023-2A D, CME Term SOFR 3 Month + 5.5000%, 10.8246%, 4/21/36ž,‡	7,100,000	7,228,538
Octagon Investment Partners 42 Ltd 2019-3A AR, CME Term SOFR 3 Month + 1.4016%, 6.7302%, 7/17/34ž,‡	10,000,000	10,006,470
Octagon Investment Partners 58 Ltd 2022-1A D, CME Term SOFR 3 Month + 3.5500%, 8.8786%, 7/15/37ž,‡	7,750,000	7,760,230
Ondeck Asset Securitization Trust LLC 2023-1A B, 8.2500%, 8/19/30ž	6,250,000	6,253,124
Ondeck Asset Securitization Trust LLC 2024-1A B, 7.1500%, 6/17/31ž	6,000,000	6,043,968
Onslow Bay Financial LLC 2024-NQM4 M1, US 30 Day Average SOFR + 2.3500%, 6.6220%, 1/25/64ž,‡	2,280,000	2,264,205
OPEN Trust 2023-AIR D, CME Term SOFR 1 Month + 6.6838%, 12.0126%, 10/15/28ž,‡	13,542,929	13,566,366
Pagaya AI Debt Selection Trust 2021-1 CERT, 0%, 11/15/27ž,‡,¤	1,846,154	3,692
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29ž	3,679,513	3,440,100
Pawnee Equipment Receivables 2022-1 D, 7.2300%, 7/17/28ž	5,000,000	4,619,364
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29ž	5,379,000	3,739,303
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27ž	6,165,000	6,153,996
Post Road Equipment Finance 2024-1A D, 6.7700%, 10/15/30ž	1,100,000	1,101,708
Post Road Equipment Finance 2024-1A E, 8.5000%, 12/15/31ž	3,200,000	3,057,844
Prestige Auto Receivables Trust 2023-1A E, 9.8800%, 5/15/30ž	6,000,000	6,292,815
Pretium Mortgage Credit Partners LLC 2021-RN4 A1, 2.4871%, 10/25/51ž,‡	14,030,923	13,630,614
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53ž,Ç	6,321,616	6,418,056
Pretium Mortgage Credit Partners LLC 2023-RN2 A1, 8.1115%, 11/25/53ž,Ç	4,181,410	4,240,347
PRIMA Capital Ltd, 4.2500%, 12/25/50ž	10,500,000	8,701,905
PRIMA Capital Ltd 2021-9A C, CME Term SOFR 1 Month + 2.4645%, 7.8032%, 12/15/37ž,‡	8,585,545	8,619,938
Project Silver, 6.9000%, 7/15/44ž,‡	898,315	238,098
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26ž,Ç	7,206,993	7,005,901
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26ž,Ç	8,657,458	8,406,078
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	6,545,644	6,442,361
Rad CLO Ltd 2023-18A D, CME Term SOFR 3 Month + 5.2500%, 10.5786%, 4/15/36ž,‡	6,588,000	6,721,967
Rad CLO Ltd 2023-19A D, CME Term SOFR 3 Month + 5.7500%, 11.0746%, 4/20/35ž,‡	7,000,000	7,008,771
Rad CLO Ltd 2023-21A D, CME Term SOFR 3 Month + 4.4000%, 9.7236%, 1/25/33ž,‡	8,000,000	8,023,248
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44ž	9,540,930	8,043,862
Reach Financial LLC 2022-2A D, 9.0000%, 5/15/30ž	8,000,000	8,049,057
Reach Financial LLC 2024-1A C, 6.9000%, 2/18/31ž	1,875,000	1,866,260
ReadyCap Lending 2023-3 A, Prime Rate by Country United States + 0.0700%, 8.5700%, 4/27/48ž,‡	9,368,552	9,376,357
RRX Ltd 2021-4A C, CME Term SOFR 3 Month + 3.4116%, 8.7402%, 7/17/34ž,‡	4,000,000	4,001,504
Saluda Grade Alternative Mortgage Trust 2023-FIG3 C, 8.9480%, 8/25/53ž	7,092,928	7,437,455
Saluda Grade Alternative Mortgage Trust 2023-FIG4 C, 8.0070%, 11/25/53ž,‡	7,012,829	7,246,128
Saluda Grade Alternative Mortgage Trust 2024-FIG5 C, 6.8510%, 4/25/54ž,Ç	4,238,844	4,305,942
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	10,360,000	10,387,196
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	9,420,000	9,496,770
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A2, 8.6830%, 7/25/30ž,‡	11,300,000	11,299,774
Sand Trust 2021-1A D, CME Term SOFR 3 Month + 3.8116%, 9.1402%, 10/16/34ž,‡	8,000,000	8,006,040
Santander Bank Auto Credit-Linked Notes 2022-B E, 8.6810%, 8/16/32ž	949,189	952,283
Santander Bank Auto Credit-Linked Notes 2022-C E, 11.3660%, 12/15/32ž	1,572,311	1,607,571
Santander Bank Auto Credit-Linked Notes 2023-A E, 10.0680%, 6/15/33ž	503,843	511,269
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Santander Bank Auto Credit-Linked Notes 2023-B E, 8.4080%, 12/15/33ž	$2,500,000	$2,501,901
Santander Bank Auto Credit-Linked Notes 2023-B F, 12.2400%, 12/15/33ž	7,000,000	7,136,744
Santander Bank Auto Credit-Linked Notes 2023-B G, 17.1280%, 12/15/33ž	4,500,000	4,820,923
Santander Bank Auto Credit-Linked Notes 2024-A E, 7.7620%, 6/15/32ž	2,500,000	2,494,735
Santander Bank Auto Credit-Linked Notes 2024-A F, 10.1710%, 6/15/32ž	9,027,000	9,024,563
Santander Bank Auto Credit-Linked Notes 2024-A G, 13.0300%, 6/15/32ž	8,750,000	8,747,749
Santander Consumer Auto Receivables Trust 2020-BA, 4.1300%, 1/15/27ž	1,500,000	1,477,830
Santander Consumer Auto Receivables Trust 2021-AA E, 3.2800%, 3/15/27ž	1,750,000	1,666,375
SB Multifamily Repack Trust 2020-FRR2 A2, 6.7428%, 12/27/39ž,‡	16,966,491	16,215,973
SBNA Auto Receivables Trust 2024-A E, 8.0000%, 4/15/32ž	6,000,000	5,946,507
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52ž	13,712,633	13,038,827
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37ž	1,146,925	1,135,496
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37ž	2,395,750	2,294,288
Sierra Receivables Funding Co LLC 2022-3A C, 7.6300%, 7/20/39ž	987,921	1,006,251
Sierra Receivables Funding Co LLC 2023-1A C, 7.0000%, 1/20/40ž	1,292,205	1,306,347
Sierra Receivables Funding Co LLC 2023-3A D, 9.4400%, 9/20/40ž	2,059,927	2,176,046
Sierra Receivables Funding Co LLC 2024-1A D, 8.0200%, 1/20/43ž	1,978,814	2,018,029
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36ž	1,388,080	1,385,470
Signal Peak CLO LLC 2022-12A A1, 7.1207%, 7/10/28ž,‡	6,723,000	6,975,670
SMRT 2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 8.0290%, 1/15/39ž,‡	7,000,000	6,662,599
SMRT 2022-MINI F, CME Term SOFR 1 Month + 3.3500%, 8.6790%, 1/17/39ž,‡	20,073,000	18,990,968
Sotheby's Artfi Master Trust 2024-1A D, 7.9100%, 12/22/31ž	4,000,000	4,012,141
Sprite Limited 2021-1 B, 5.1000%, 11/15/46ž	3,779,303	3,314,668
Sprite Limited 2021-1 C, 8.8350%, 11/15/46ž	5,614,759	4,152,440
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50ž	2,500,000	2,344,617
Switch ABS Issuer LLC 2024-2A C, 10.0330%, 6/25/54ž	15,000,000	14,978,860
Tallman Park CLO Ltd 2021-1A D, CME Term SOFR 3 Month + 3.3616%, 8.6862%, 4/20/34ž,‡	4,390,000	4,402,573
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	20,000,000	21,511,496
The Huntington National Bank 2024-1 D, US 30 Day Average SOFR + 5.2500%, 10.5830%, 5/20/32ž,‡	1,000,000	999,976
The Huntington National Bank 2024-1 E, US 30 Day Average SOFR + 8.2500%, 13.5830%, 5/20/32ž,‡	3,000,000	2,999,894
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29ž	2,906,809	2,927,691
Theorem Funding Trust 2022-3A B, 8.9500%, 4/15/29ž	4,500,000	4,641,896
Thrust Engine Leasing 2021-1A A, 4.1630%, 7/15/40ž	8,765,343	8,097,512
Tricolor Auto Securitization Trust 2022-1A E, 7.7900%, 8/16/27ž	10,870,000	10,915,565
Tricolor Auto Securitization Trust 2023-1A D, 8.5600%, 7/15/27ž	5,750,000	5,856,836
Tricolor Auto Securitization Trust 2024-1A C, 6.9900%, 1/18/28ž	1,850,000	1,858,177
Tricolor Auto Securitization Trust 2024-1A D, 8.6100%, 4/17/28ž	3,145,000	3,196,241
TVEST LLC 2021-A B, 0%, 9/15/33ž	6,550,000	5,855,241
United Auto Credit Securitization Trust 2024-1 D, 8.3000%, 11/12/29ž	4,500,000	4,550,791
Upland CLO Ltd 2016-1A CR, CME Term SOFR 3 Month + 3.1616%, 8.4862%, 4/21/31ž,‡	8,000,000	8,006,608
Upstart Securitization Trust 2020-3 C, 6.2500%, 11/20/30ž	4,620,398	4,603,131
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31ž	4,791,975	4,721,680
Upstart Securitization Trust 2023-1 B, 8.3500%, 2/20/33ž	6,235,000	6,296,783
Upstart Securitization Trust 2023-3 B, 8.2500%, 10/20/33ž	14,500,000	14,881,958
US Bank National Association 2023-1 C, 9.7850%, 8/25/32ž	2,770,488	2,795,065
USASF Receivables LLC 2022-1A A, 3.9800%, 4/15/25ž	861,528	847,172
VASA Trust 2021-VASA D, CME Term SOFR 1 Month + 2.2145%, 7.5435%, 7/15/39ž,‡	7,000,000	4,770,066
VASA Trust 2021-VASA F, CME Term SOFR 1 Month + 4.0145%, 9.3435%, 7/15/39ž,‡	5,500,000	3,010,719
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50ž	5,750,000	5,505,259
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50ž	12,000,000	11,465,608
VB-S1 Issuer LLC 2024-1A F, 8.8710%, 5/15/54ž	11,000,000	11,113,287
WB Commercial Mortgage Trust 2024-HQ A, 6.1344%, 3/15/40ž,‡	6,194,000	6,177,769
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.4841%, 11/15/54‡,¤	76,710,399	4,765,004
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36ž	4,419,497	4,215,222
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Westgate Resorts 2024-1A C, 7.0600%, 1/20/38ž	$4,000,000		$3,994,849
Westgate Resorts 2024-1A D, 9.2600%, 1/20/38ž	2,000,000		1,997,597
Westlake Automobile Receivable Trust 2021-3A E, 3.4200%, 4/15/27ž	5,000,000		4,834,606
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45ž	5,224,306		4,597,442
Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45ž	1,113,630		1,027,557
Woodward Capital Management 2017-280P B, CME Term SOFR 1 Month + 1.3800%, 6.7000%, 9/15/34ž,‡	5,400,000		5,162,894
Woodward Capital Management 2024-CES1 A1B, 6.3250%, 2/25/44ž,‡	12,038,104		12,007,713
Worldwide Plaza Trust 2017-WWP F, 3.7154%, 11/10/36ž,‡	4,305,008		303,843
Z Capital Credit Partners CLO 2018-1 Ltd, ICE LIBOR USD 3 Month + 2.4500%, 8.0393%, 1/16/31ž,‡	1,250,000		1,250,788
Z Capital Credit Partners CLO 2018-1A A2 Ltd, ICE LIBOR USD 3 Month + 1.5600%, 7.1493%, 1/16/31ž,‡	1,541,744		1,542,833
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,328,693,206)			2,298,511,713
Bank Loans and Mezzanine Loans – 10.7%
Basic Industry – 1.0%
Aruba Investments Holdings LLC, CME Term SOFR 1 Month + 7.7500%, 13.1939%, 11/24/28‡	5,786,000		5,493,807
CI (Maroon) Holdings LLC, CME Term SOFR 1 Month + 4.00000%, 9.3203%, 3/1/31ƒ,‡	5,982,000		6,004,432
Herens US Holdco Corp, CME Term SOFR 3 Month + 3.9250%, 9.3596%, 7/3/28‡	14,062,531		13,645,942
Olympus Water US Holding Corp, EURIBOR 3 Month + 3.7500%, 7.5350%, 6/20/31ƒ,‡	6,500,000	EUR	6,928,679
SK Neptune Husky Group Sarl, CME Term SOFR 3 Month + 10.00000%, 13.5868%, 4/30/24‡,€	845,584		507,351
Spa US HoldCo Inc, CME Term SOFR 3 Month + 4.00000%, 9.5710%, 2/4/28ƒ,‡	3,603,899		3,602,097
Verde Purchaser LLC, CME Term SOFR 1 Month + 4.50000%, 9.8291%, 11/30/30ƒ,‡	6,523,404		6,511,988
			42,694,296
Brokerage – 0.1%
Aretec Group Inc, CME Term SOFR 1 Month + 4.00000%, 9.3278%, 8/9/30‡	3,887,804		3,909,747
Capital Goods – 0.5%
Covanta Holding Corp, CME Term SOFR 1 Month + 2.7500%, 8.0808%, 11/30/28‡	1,696,830		1,696,118
Covanta Holding Corp, CME Term SOFR 1 Month + 2.7500%, 8.0808%, 11/30/28‡	92,723		92,684
Standard Industries Inc, CME Term SOFR 1 Month + 2.0000%, 7.3436%, 9/22/28ƒ,‡	7,725,515		7,770,093
White Cap Buyer LLC, CME Term SOFR 1 Month + 3.25000%, 8.5779%, 10/19/29ƒ,‡	10,152,000		10,165,299
			19,724,194
Chemicals – 0.2%
SCIH Salt Holdings Inc, CME Term SOFR 3 Month + 3.5000%, 8.8295%, 3/16/27‡	7,974,903		8,000,000
Commercial Services – 0.5%
Driven Holdings LLC, CME Term SOFR 1 Month + 3.0000%, 8.4584%, 12/17/28‡	13,018,996		12,993,927
Lernen Bidco Ltd, EURIBOR 3 Month + 4.25000%, 8.6330%, 4/25/29‡	5,760,000	EUR	6,162,450
			19,156,377
Communications – 0.9%
Banijay Group US Holding Inc, CME Term SOFR 1 Month + 3.25000%, 8.5791%, 3/1/28ƒ,‡	10,026,576		10,029,083
CCI Buyer Inc, CME Term SOFR 3 Month + 4.0000%, 9.3346%, 12/17/27‡	9,167,291		9,193,828
Century DE Buyer LLC, CME Term SOFR 3 Month + 4.0000%, 9.3295%, 10/30/30‡	5,825,400		5,840,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Communications – (continued)
Directv Financing LLC, CME Term SOFR 1 Month + 5.2500%, 10.7084%, 8/2/29ƒ,‡	$11,298,733		$11,428,965
Lorca Co-Borrower LLC, CME Term SOFR 1 Month + 3.50000%, 8.8174%, 3/25/31ƒ,‡	1,891,000		1,893,364
			38,385,240
Consumer Cyclical – 1.9%
1011778 BC ULC, CME Term SOFR 1 Month + 2.25000%, 7.5715%, 9/20/23‡	2,000,000		1,992,820
1011778 BC ULC, CME Term SOFR 1 Month + 2.25000%, 7.5784%, 9/20/30‡	11,368,508		11,327,695
Caesars Entertainment Inc, CME Term SOFR 3 Month + 2.7500%, 8.0973%, 2/6/31‡	18,369,960		18,398,689
Dealer Tire Financial LLC, CME Term SOFR 1 Month + 3.7500%, 9.0939%, 12/14/27‡	2,876,917		2,875,723
Entain PLC, EURIBOR 6 Month + 3.2500%, 7.0490%, 6/30/28‡	6,620,000	EUR	7,089,840
Entain PLC, CME Term SOFR 1 Month + 2.75000%, 8.9094%, 10/31/29‡	1,786,447		1,788,037
House of HR Group BV, EURIBOR 3 Month + 5.0000%, 8.8270%, 11/3/29‡	8,340,000	EUR	8,918,070
Hoya Midco LLC, CME Term SOFR 1 Month + 3.25000%, 8.5779%, 2/3/29ƒ,‡	5,100,000		5,112,750
Loire Finco Luxembourg, EURIBOR 1 Month + 3.2500%, 6.8960%, 4/21/27‡	2,660,000	EUR	2,826,969
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 8.3452%, 6/14/31ƒ,‡	10,281,621		10,249,543
Piolin BidCo SA, EURIBOR 3 Month + 4.5000%, 8.2170%, 9/16/29‡	6,300,000	EUR	6,731,477
			77,311,613
Consumer Non-Cyclical – 2.1%
Financiere Mendel SASU, EURIBOR 3 Month + 3.5000%, 7.3010%, 11/8/30ƒ,‡	1,330,000	EUR	1,417,942
Financiere Mendel SASU, CME Term SOFR 3 Month + 4.2500%, 9.5732%, 11/12/30‡	2,775,000		2,782,631
Heartland Dental LLC, CME Term SOFR 1 Month + 4.5000%, 9.8439%, 4/28/28‡	17,812,500		17,879,464
LifePoint Health Inc, CME Term SOFR 3 Month + 4.7500%, 10.0559%, 11/16/28‡	2,554,702		2,566,837
LifePoint Health Inc, CME Term SOFR 3 Month + 4.0000%, 9.3293%, 5/17/31‡	3,501,000		3,504,291
Medline Borrower LP, EURIBOR 1 Month + 2.7500%, 7.1880%, 10/13/28ƒ,‡	13,000,000	EUR	13,909,699
Medline Borrower LP, CME Term SOFR 1 Month + 2.25000%, 7.5779%, 10/23/28ƒ,‡	7,431,000		7,431,000
Mehilainen Yhtiot Oy, EURIBOR 3 Month + 4.00000%, 0.0765%, 8/9/28‡	1,280,000	EUR	1,370,119
Saratoga Food Specialties, CME Term SOFR 3 Month + 3.7500%, 9.0932%, 3/7/29‡	5,970,297		5,992,686
Star Parent Inc, CME Term SOFR 3 Month + 3.75000%, 9.3094%, 9/27/30ƒ,‡	13,469,709		13,475,975
Summit Behavioral Healthcare LLC, CME Term SOFR 3 Month + 4.2500%, 9.5973%, 11/24/28‡	7,371,810		7,396,358
Topgolf Callaway Brands Corp, CME Term SOFR 1 Month + 3.0000%, 8.3439%, 3/15/30‡	8,373,697		8,410,820
			86,137,822
Diversified Financial – 0%
Osaic Holdings Inc, CME Term SOFR 1 Month + 4.0000%, 9.3439%, 8/17/28‡	14,232		14,270
Diversified Financial Services – 0.2%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.2500%, 7.5846%, 1/15/30‡	9,100,000		9,113,286
Luxembourg Investment Co 428 Sarl, CME Term SOFR 3 Month + 7.00000%, 10.4338%, 1/3/29‡	7,944,280		127,426
			9,240,712
Finance Companies – 0.2%
Athena Bidco SASU, EURIBOR 3 Month + 4.0000%, 7.7220%, 4/14/31‡	8,390,000	EUR	9,010,257
Financial Institutions – 0.1%
Chrysaor Bidco Sarl, CME Term SOFR 1 Month + 3.50000%, 8.8224%, 5/14/31ƒ,‡	1,608,877		1,613,913
Chrysaor Bidco Sarl, CME Term SOFR 1 Month + 3.50000%, 8.8224%, 5/14/31ƒ,‡	118,985		119,357
Mermaid Bidco Inc, CME Term SOFR 1 Month + 3.50000%, 8.5936%, 6/27/31ƒ,‡	3,662,000		3,662,000
			5,395,270
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Health Care Providers & Services – 0.2%
VetStrategy Canada Holdings Inc, CME Term SOFR 1 Month + 5.50000%, 10.8094%, 12/12/28‡	$9,243,500		$9,251,172
Industrial – 0.6%
Chromalloy Corp, CME Term SOFR 3 Month + 3.7500%, 9.0816%, 3/27/31‡	5,903,205		5,925,397
Inspired Finco Holdings Ltd, EURIBOR 1 Month + 4.0000%, 7.6460%, 2/28/31‡	2,659,806	EUR	2,845,276
Inspired Finco Holdings Ltd, EURIBOR 3 Month + 4.00000%, 7.9430%, 2/28/31‡	4,725,113	EUR	5,054,598
Inspired Finco Holdings Ltd, EURIBOR 3 Month + 4.0000%, 7.9430%, 2/28/31ƒ,‡	3,375,081	EUR	3,610,427
Proampac PG Borrower LLC, CME Term SOFR 3 Month + 4.0000%, 9.5902%, 9/15/28‡	7,494,381		7,505,623
			24,941,321
Insurance – 0.3%
Truist Insurance Holdings LLC, CME Term SOFR 3 Month + 3.2500%, 8.5846%, 5/6/31‡	5,000,000		5,004,450
USI Inc/NY, CME Term SOFR 1 Month + 2.75000%, 8.0784%, 9/27/30‡	8,720,849		8,739,034
			13,743,484
Technology – 1.4%
Ahead DB Holdings LLC, CME Term SOFR 3 Month + 4.2500%, 9.5846%, 2/1/31‡	6,128,000		6,139,521
Claudius Finance Sarl, EURIBOR 3 Month + 3.5000%, 7.3910%, 7/10/28‡	3,250,000	EUR	3,476,207
Cloud Software Group Inc, CME Term SOFR 3 Month + 4.5000%, 9.8346%, 3/21/31‡	3,457,000		3,464,018
Coherent Corp, CME Term SOFR 1 Month + 2.5000%, 7.8439%, 7/2/29‡	2,937,073		2,942,364
Fortress Intermediate 3 Inc, CME Term SOFR 3 Month + 3.75000%, 9.0632%, 6/9/31ƒ,‡	5,807,000		5,807,000
Gold Rush Bidco Ltd, EURIBOR 3 Month + 4.0000%, 7.8240%, 4/11/31‡	6,040,000	EUR	6,474,367
Modena Buyer LLC, CME Term SOFR 1 Month + 4.50000%, 9.8240%, 4/18/31ƒ,‡	16,047,000		15,640,850
Rocket Software Inc, CME Term SOFR 1 Month + 4.7500%, 10.0939%, 11/28/28‡	13,649,564		13,721,850
			57,666,177
Transportation – 0.5%
AAdvantage Loyalty IP Ltd, CME Term SOFR 3 Month + 4.7500%, 10.3362%, 4/20/28‡	8,376,471		8,642,591
First Student Bidco Inc, CME Term SOFR 3 Month + 3.0000%, 8.4346%, 7/21/28‡	4,476,796		4,477,244
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 2.0000%, 7.3346%, 4/10/31‡	5,261,941		5,254,679
			18,374,514
Total Bank Loans and Mezzanine Loans (cost $449,773,251)			442,956,466
Corporate Bonds – 23.3%
Banking – 1.7%
American Express Co, US Treasury Yield Curve Rate 5 Year + 2.8540%, 3.5500%‡,μ	1,850,000		1,724,570
Bank of America Corp, SOFR + 1.6500%, 5.4680%, 1/23/35‡	2,893,000		2,890,074
Bank of New York Mellon Corp/The, SOFR + 1.6060%, 4.9670%, 4/26/34‡	5,144,000		5,018,287
Bank of Montreal, US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	3,797,000		3,107,155
BNP Paribas SA, US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/16/29ž,‡	4,755,000		4,713,904
BNP Paribas SA, US Treasury Yield Curve Rate 5 Year + 4.9690%, 9.2500%ž,‡,μ	2,928,000		3,104,664
BPCE SA, 4.5000%, 3/15/25ž	544,000		536,719
Capital One Financial Corp, SOFR + 2.2600%, 6.0510%, 2/1/35‡	2,481,000		2,495,412
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,μ	5,310,000		5,025,423
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.5970%, 4.0000%‡,μ	5,000,000		4,788,386
Commonwealth Bank of Australia, 3.7840%, 3/14/32ž	4,985,000		4,364,393
Credit Suisse Group AG, SOFR + 3.7300%, 4.1940%, 4/1/31ž,‡	2,185,000		2,039,752
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	2,226,000		2,504,012
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡	$2,990,000		$3,082,681
Intesa Sanpaolo SpA, 5.7100%, 1/15/26ž	580,000		574,486
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	1,892,000		1,881,761
JPMorgan Chase & Co, SOFR + 1.0150%, 2.0690%, 6/1/29‡	2,955,000		2,628,641
JPMorgan Chase & Co, US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,μ	1,716,000		1,623,095
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,μ	1,485,000		1,480,753
Morgan Stanley, CME Term SOFR 3 Month + 1.8896%, 4.4310%, 1/23/30‡	1,454,000		1,406,584
Morgan Stanley, SOFR + 3.1200%, 3.6220%, 4/1/31‡	2,740,000		2,514,264
Morgan Stanley, US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	1,081,000		1,074,702
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	3,231,000		3,521,361
Societe Generale SA, 4.2500%, 4/14/25ž	3,623,000		3,561,848
Societe Generale SA, 4.7500%, 11/24/25ž	3,638,000		3,565,495
UniCredit SpA, US Treasury Yield Curve Rate 1 Year + 2.3000%, 2.5690%, 9/22/26ž,‡	1,583,000		1,518,409
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	1,439,000		1,444,519
			72,191,350
Basic Industry – 1.6%
Compass Minerals International Inc, 6.7500%, 12/1/27ž	9,878,000		9,439,810
First Quantum Minerals Ltd, 9.3750%, 3/1/29ž	1,594,000		1,665,531
Hudbay Minerals Inc, 4.5000%, 4/1/26ž	6,918,000		6,767,296
Mineral Resources Ltd, 9.2500%, 10/1/28ž	6,885,000		7,226,028
Neon Holdings Inc, 10.1250%, 4/1/26ž	3,021,000		2,887,484
Novelis Corp, 3.2500%, 11/15/26ž	5,800,000		5,457,824
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	10,365,000		10,302,914
Progroup AG, 5.3750%, 4/15/31	9,000,000	EUR	9,567,825
Verde Purchaser LLC, 10.5000%, 11/30/30ž	10,453,000		11,047,817
			64,362,529
Brokerage – 0.7%
Artec Group Inc, 10.0000%, 8/15/30ž	3,966,000		4,313,374
Blue Owl Finance LLC, 6.2500%, 4/18/34ž	4,458,000		4,469,769
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	10,446,000		10,712,104
Nasdaq Inc, 4.5000%, 2/15/32	6,005,000	EUR	6,720,709
Nasdaq Inc, 5.5500%, 2/15/34	1,352,000		1,353,832
			27,569,788
Capital Goods – 1.1%
Alta Equipment Group Inc, 9.0000%, 6/1/29ž,#	10,301,000		9,556,324
Ardagh Metal Packaging SA, 3.0000%, 9/1/29	8,863,000	EUR	7,663,589
Berry Global Inc, 5.6500%, 1/15/34ž	4,663,000		4,554,391
Boeing Co/The, 6.3880%, 5/1/31ž	2,801,000		2,851,577
Bombardier Inc, 7.0000%, 6/1/32ž	9,259,000		9,387,617
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.0000%, 2/15/29ž	7,169,000		7,423,600
Regal Rexnord Corp, 6.3000%, 2/15/30	1,951,000		1,994,593
Regal Rexnord Corp, 6.4000%, 4/15/33	1,303,000		1,333,210
Velocity Vehicle Group LLC, 8.0000%, 6/1/29ž	1,472,000		1,514,026
			46,278,927
Communications – 0.9%
AT&T Inc, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%‡,μ	5,300,000	EUR	5,562,151
Cable One Inc, 4.0000%, 11/15/30ž,#	9,933,000		7,413,490
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	8,328,000		8,330,769
Iliad Holding SASU, 6.8750%, 4/15/31ž	9,104,000	EUR	9,893,830
Netflix Inc, 3.6250%, 6/15/30	6,830,000	EUR	7,292,415
			38,492,655
Consumer Cyclical – 3.8%
Adler Pelzer Holding GmbH, 9.5000%, 4/1/27ž	6,450,000	EUR	6,877,385
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29ž	9,452,000		9,313,150
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	$8,666,000		$7,904,123
CBRE Services Inc, 5.9500%, 8/15/34	5,473,000		5,540,621
Choice Hotels International Inc, 5.8500%, 8/1/34	11,657,000		11,489,235
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	3,566,000		3,715,751
Full House Resorts Inc, 8.2500%, 2/15/28ž	10,378,000		9,942,566
Garrett Motion Holdings Inc / Garrett LX I Sarl, 7.7500%, 5/31/32ž	7,860,000		7,965,497
General Motors Financial Co Inc, ICE LIBOR USD 3 Month + 3.5980%, 5.7500%‡,μ	13,680,000		13,039,050
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	2,207,000		1,978,675
JB Poindexter & Co Inc, 8.7500%, 12/15/31ž	10,060,000		10,422,069
Kohl's Corp, 4.6250%, 5/1/31Ç	7,649,000		6,398,598
LGI Homes Inc, 4.0000%, 7/15/29ž	10,940,000		9,465,853
Lithia Motors Inc, 3.8750%, 6/1/29ž	3,700,000		3,323,633
Lithia Motors Inc, 4.3750%, 1/15/31ž,#	6,689,000		5,954,819
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26ž	8,375,000		8,329,779
Mavis Tire Express Services Corp, 6.5000%, 5/15/29ž,#	9,493,000		8,850,204
NCL Corporation Ltd, 7.7500%, 2/15/29ž,#	8,470,000		8,806,268
Pinnacle Bidco PLC, 8.2500%, 10/11/28ž	5,150,000	EUR	5,845,505
VICI Properties LP, 4.9500%, 2/15/30	3,425,000		3,304,235
VICI Properties LP, 5.1250%, 5/15/32	1,327,000		1,264,280
Wynn Macau Ltd, 5.1250%, 12/15/29ž	5,933,000		5,374,117
			155,105,413
Consumer Non-Cyclical – 2.8%
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	2,787,000		2,539,068
Cheplapharm Arzneimittel GmbH, 7.5000%, 5/15/30ž	12,700,000	EUR	14,223,217
Hasbro Inc, 6.0500%, 5/14/34	9,139,000		9,124,409
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	11,834,000		12,561,318
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	4,157,000		4,143,520
HLF Financing Sarl LLC / Herbalife International Inc, 4.8750%, 6/1/29ž	7,721,000		5,349,258
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 6.7500%, 3/15/34ž	5,726,000		6,070,178
LifePoint Health Inc, 11.0000%, 10/15/30ž	4,625,000		5,095,677
LifePoint Health Inc, 10.0000%, 6/1/32ž	6,871,000		7,025,000
Mattel Inc, 5.4500%, 11/1/41	4,674,000		4,197,033
Organon Finance 1 LLC, 5.1250%, 4/30/31ž	17,733,000		15,928,705
Pilgrim's Pride Corp, 6.2500%, 7/1/33	8,897,000		9,062,956
Royalty Pharma PLC, 5.4000%, 9/2/34	7,202,000		7,008,639
Solventum Corp, 5.6000%, 3/23/34ž	7,777,000		7,638,373
Universal Health Services Inc, 2.6500%, 1/15/32	5,334,000		4,351,705
			114,319,056
Electric – 1.4%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,480,000		7,757,604
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	3,783,000		3,465,806
CMS Energy Corp, US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	2,300,000		2,106,209
Duquesne Light Holdings Inc, 2.5320%, 10/1/30ž	2,108,000		1,773,401
IPALCO Enterprises Inc, 4.2500%, 5/1/30	2,749,000		2,551,604
Liberty Utilities Co, 5.8690%, 1/31/34ž	6,845,000		6,849,509
NRG Energy Inc, 7.0000%, 3/15/33ž	10,205,000		10,772,418
Vistra Operations Co LLC, 6.8750%, 4/15/32ž	6,133,000		6,226,050
Vistra Operations Co LLC, 6.9500%, 10/15/33ž	8,264,000		8,844,843
Xcel Energy Inc, 4.6000%, 6/1/32	3,240,000		3,029,581
Xcel Energy Inc, 5.4500%, 8/15/33	5,916,000		5,812,053
			59,189,078
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – 2.3%
Blue Racer Midstream LLC / Blue Racer Finance Corp, 7.2500%, 7/15/32ž	$3,119,000		$3,206,795
DT Midstream Inc, 4.1250%, 6/15/29ž	7,432,000		6,866,023
EnLink Midstream Partners LP, CME Term SOFR 3 Month + 4.3716%, 9.7108%‡,μ	7,858,000		7,791,139
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	13,378,000		14,164,185
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	15,018,000		13,785,165
Howard Midstream Energy Partners LLC, 7.3750%, 7/15/32ž	12,671,000		12,868,096
SM Energy Co, 5.6250%, 6/1/25	8,923,000		8,884,678
Sunoco LP / Sunoco Finance Corp, 4.5000%, 4/30/30	8,262,000		7,642,595
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 5.5000%, 1/15/28ž	5,739,000		5,490,721
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 9/1/31ž	1,155,000		1,079,402
Venture Global LNG Inc, 9.5000%, 2/1/29ž	6,486,666		7,103,525
Viper Energy Partners LP, 7.3750%, 11/1/31ž	6,090,000		6,307,340
			95,189,664
Finance Companies – 1.3%
Blackstone Private Credit Fund, 6.2500%, 1/25/31ž	5,660,000		5,627,492
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	3,916,000		3,887,544
goeasy Ltd, 7.6250%, 7/1/29ž	7,091,000		7,232,962
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	9,650,000		9,923,230
Navient Corp, 9.3750%, 7/25/30	8,997,000		9,460,111
Oaktree Strategic Credit Fund, 8.4000%, 11/14/28ž	1,905,000		2,013,604
OWL Rock Core Income Corp, 4.7000%, 2/8/27	5,509,000		5,242,253
PennyMac Financial Services Inc, 5.7500%, 9/15/31ž	8,000,000		7,491,353
Sixth Street Lending Partners, 6.5000%, 3/11/29ž	3,515,000		3,475,010
			54,353,559
Financial Institutions – 0.7%
Burford Capital Global Finance LLC, 6.2500%, 4/15/28ž	4,962,000		4,796,460
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	4,025,000		3,952,132
GGAM Finance Ltd, 8.0000%, 6/15/28ž	10,154,000		10,694,660
Sagax AB, 1.1250%, 1/30/27	899,000	EUR	891,799
Sagax EURO MTN, 0.7500%, 1/26/28	7,196,000	EUR	6,840,731
			27,175,782
Government Guarantee – 0.4%
Ecopetrol SA, 8.3750%, 1/19/36	4,223,000		4,148,027
Georgian Railway JSC, 4.0000%, 6/17/28	5,457,000		4,800,168
Petroleos Mexicanos, 5.9500%, 1/28/31	10,596,000		8,538,944
			17,487,139
Independent Power and Renewable Electricity Producers – 0.2%
NextEra Energy Partners LP, 2.5000%, 6/15/26ž	10,151,000		9,262,820
Insurance – 1.1%
Aon North America Inc, 5.7500%, 3/1/54	4,133,000		4,042,302
Arthur J Gallagher & Co, 6.5000%, 2/15/34	5,565,000		5,888,575
Athene Global Funding, 2.6460%, 10/4/31ž	5,897,000		4,845,756
Broadstreet Partners Inc, 5.8750%, 4/15/29ž	10,225,000		9,540,779
Brown & Brown Inc, 4.9500%, 3/17/52	2,207,000		1,877,223
Centene Corp, 3.3750%, 2/15/30	9,799,000		8,697,726
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 7.2500%, 2/15/31ž	4,074,000		4,043,544
Humana Inc, 5.3750%, 4/15/31	7,809,000		7,767,538
			46,703,443
Mortgage Assets – 0.1%
Banco La Hipotecaria SA, 4.1250%, 12/15/24ž	5,000,000		4,965,087
Natural Gas – 0.3%
Engie SA, 5.8750%, 4/10/54ž	1,784,000		1,718,207
NiSource Inc, US Treasury Yield Curve Rate 5 Year + 2.4510%, 6.9500%, 11/30/54‡	11,335,000		11,387,118
			13,105,325
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Real Estate Investment Trusts (REITs) – 0.5%
Broadstone Net Lease LLC, 2.6000%, 9/15/31	$5,585,000		$4,438,320
Lexington Realty Trust, 2.7000%, 9/15/30	2,280,000		1,923,639
Rithm Capital Corp, 8.0000%, 4/1/29ž	9,567,000		9,286,910
Starwood Property Trust Inc, 7.2500%, 4/1/29ž,#	2,893,000		2,924,017
			18,572,886
Technology – 1.9%
Austin BidCo Inc, 7.1250%, 12/15/28ž	8,552,000		7,869,805
CA Magnum Holdings, 5.3750%, 10/31/26ž	6,237,000		5,935,781
Cloud Software Group Inc, 6.5000%, 3/31/29ž	11,716,000		11,251,047
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	1,800,000		1,800,221
Equinix Europe 2 Financing Corporation LLC, 5.5000%, 6/15/34	9,766,000		9,750,132
Foundry JV Holdco LLC, 6.1500%, 1/25/32ž	2,528,000		2,576,953
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	6,173,000		6,120,219
Gartner Inc, 3.7500%, 10/1/30ž	5,925,000		5,313,774
Iron Mountain Inc, 4.5000%, 2/15/31ž	3,754,000		3,388,648
RingCentral Inc, 8.5000%, 8/15/30ž	8,801,000		9,185,832
Trimble Inc, 6.1000%, 3/15/33	4,883,000		5,056,385
Western Digital Corp, 2.8500%, 2/1/29	9,546,000		8,284,211
			76,533,008
Transportation – 0.5%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28ž	10,151,000		9,415,466
Rand Parent LLC, 8.5000%, 2/15/30ž,#	12,049,000		12,198,540
			21,614,006
Total Corporate Bonds (cost $957,709,403)			962,471,515
Promissory Notes – 0.2%
Development – 0.2%
University of Michigan Student Housing Land Loan, 13.0000%, 3/7/25¢ (cost $6,277,953)	6,277,953		6,277,953
Foreign Government Bonds – 3.2%
Arab Republic of Egypt Government Bond, 8.7500%, 9/30/51	5,208,000		3,912,281
Commonwealth of the Bahamas Government Bond, 6.0000%, 11/21/28	3,391,000		2,962,886
Dominican Republic Government Bond, 5.5000%, 2/22/29	10,497,000		10,126,166
Government of Jamaica/The Bond, 8.0000%, 3/15/39	8,443,000		9,859,264
Mongolia Government Bond, 5.1250%, 4/7/26	2,185,000		2,113,988
Mongolia Government Bond, 3.5000%, 7/7/27	1,705,000		1,531,090
Mongolia Government Bond, 4.4500%, 7/7/31	5,601,000		4,707,641
Republic of Angola Government Bond, 8.0000%, 11/26/29	6,052,000		5,437,117
Republic of Benin Government Bond, 4.8750%, 1/19/32	1,317,000	EUR	1,179,452
Republic of Benin Government Bond, 4.9500%, 1/22/35	2,400,000	EUR	2,030,239
Republic of Colombia Government Bond, 3.0000%, 1/30/30	3,510,000		2,867,703
Republic of Colombia Government Bond, 3.1250%, 4/15/31	3,160,000		2,487,075
Republic of Columbia Government Bond, 3.2500%, 4/22/32	6,867,000		5,253,124
Republic of Costa Rica Government Bond, 7.1580%, 3/12/45	10,952,000		11,349,010
Republic of Cote d'Ivoire Government Bond, 7.6250%, 1/30/33	4,330,000		4,200,100
Republic of Georgia Government Bond, 2.7500%, 4/22/26	2,880,000		2,643,252
Republic of Montenegro Government Bond, 7.2500%, 3/12/31ž	1,790,000		1,795,370
Republic of Mozambique Government Bond, 9.0000%, 9/15/31Ç	2,682,000		2,215,893
Republic of North Macedonia Government Bond, 6.9600%, 3/13/27	2,758,000	EUR	3,059,319
Republic of North Macedonia Government Bond, 1.6250%, 3/10/28	8,261,000	EUR	7,690,068
Republic of Trinidad & Tobago Government Bond, 6.4000%, 6/26/34ž	12,919,000		12,809,265
Republic of Turkiye Government Bond, 5.8750%, 5/21/30	8,045,000	EUR	8,625,796
Republic of Uzbekistan Government Bond, 7.8500%, 10/12/28ž	5,692,000		5,871,127
Republic of Uzbekistan Government Bond, 3.9000%, 10/19/31ž	3,560,000		2,890,941
Romania Government Bond, 5.2500%, 5/30/32ž	5,520,000	EUR	5,760,086
Romania Government Bond, 2.0000%, 4/14/33	4,900,000	EUR	3,935,195
Romania Government Bond, 6.3750%, 1/30/34	4,034,000		4,057,026
Total Foreign Government Bonds (cost $131,896,414)			131,370,474
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – 22.9%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	$8,292,606	$6,771,452
3.0000%, TBA, 30 Year Maturity	127,088,381	108,085,999
3.5000%, TBA, 30 Year Maturity	71,576,875	63,327,998
4.0000%, TBA, 30 Year Maturity	152,830,871	139,827,104
4.5000%, TBA, 30 Year Maturity	92,479,774	87,180,775
5.0000%, TBA, 30 Year Maturity	46,478,352	44,909,987
5.5000%, TBA, 30 Year Maturity	103,800,556	102,336,968
6.0000%, TBA, 30 Year Maturity	104,538,000	104,812,935
6.5000%, TBA, 30 Year Maturity	9,400,000	9,565,628
		666,818,846
Fannie Mae Pool:
3.0000%, 10/1/34	112,408	104,924
6.0000%, 2/1/37	536	554
3.0000%, 9/1/42	903,677	798,442
3.0000%, 1/1/43	1,168,972	1,032,843
3.0000%, 2/1/43	470,175	415,422
3.0000%, 2/1/43	32,387	28,577
3.0000%, 3/1/43	1,487,558	1,312,574
3.0000%, 3/1/43	421,398	371,829
3.0000%, 5/1/43	345,765	305,092
3.0000%, 5/1/43	1,751	1,545
5.0000%, 7/1/44	4,680	4,629
4.5000%, 10/1/44	3,118	3,025
4.5000%, 3/1/45	4,848	4,703
3.0000%, 7/1/45	1,796,408	1,585,094
4.5000%, 2/1/46	6,850	6,646
3.0000%, 9/1/46	841,954	743,907
3.0000%, 11/1/46	298,491	259,650
3.0000%, 1/1/47	44,761	38,937
4.0000%, 5/1/47	731,161	682,234
3.5000%, 1/1/48	2,644	2,393
4.0000%, 1/1/48	10,189	9,507
3.5000%, 3/1/48	2,889,318	2,600,085
4.0000%, 3/1/48	3,055	2,848
4.5000%, 12/1/48	456,491	438,784
3.0000%, 9/1/49	331,622	291,381
4.5000%, 12/1/50	4,530,490	4,331,903
4.0000%, 10/1/51	24,507,049	22,733,260
5.0000%, 6/1/53	7,875,995	7,732,133
5.5000%, 6/1/53	9,524,123	9,479,336
5.5000%, 6/1/53	150,751	150,007
5.0000%, 7/1/53	26,840,258	26,306,364
5.5000%, 7/1/53	432,660	430,012
5.5000%, 7/1/53	260,388	259,063
5.5000%, 9/1/53	14,785,435	14,709,025
5.0000%, 12/1/53	498,387	488,822
3.0000%, 2/1/57	4,700,797	3,953,939
3.0000%, 6/1/57	20,300	17,051
		101,636,540
Freddie Mac Pool:
3.0000%, 5/1/31	1,015,291	964,507
3.0000%, 9/1/32	170,223	160,277
3.0000%, 1/1/33	92,309	86,829
3.0000%, 10/1/34	280,692	262,027
3.0000%, 10/1/34	136,357	127,280
6.0000%, 4/1/40	11,267	11,660
3.0000%, 2/1/43	3,399	2,999
3.0000%, 11/1/43	3,769,105	3,330,187
4.5000%, 5/1/44	2,284	2,209
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
3.5000%, 7/1/46	$2,152	$1,952
4.0000%, 3/1/47	5,988	5,592
3.5000%, 12/1/47	36,218	32,732
3.5000%, 2/1/48	2,317	2,091
4.0000%, 4/1/48	1,266	1,179
4.5000%, 4/1/49	1,080,766	1,033,461
4.0000%, 5/1/49	3,986,254	3,694,787
3.5000%, 8/1/49	1,815,550	1,626,064
3.0000%, 12/1/49	486,926	420,104
3.0000%, 12/1/49	261,631	225,726
4.5000%, 10/1/50	2,651,797	2,535,559
5.5000%, 10/1/52	126,208	125,878
5.0000%, 7/1/53	10,573,645	10,363,319
5.5000%, 7/1/53	1,945,749	1,933,842
5.5000%, 7/1/53	1,251,837	1,244,176
5.0000%, 9/1/53	328,846	322,038
6.0000%, 9/1/53	15,692,147	15,900,375
5.0000%, 10/1/53	22,068,257	21,643,013
		66,059,863
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	98,660,539	88,612,654
4.0000%, TBA, 30 Year Maturity	16,054,402	14,836,444
5.0000%, TBA, 30 Year Maturity	7,343,765	7,150,203
		110,599,301
Ginnie Mae I Pool:
4.5000%, 8/15/46	9,506	9,144
4.0000%, 7/15/47	2,871	2,674
4.0000%, 8/15/47	337	316
4.0000%, 11/15/47	576	537
4.0000%, 12/15/47	1,797	1,674
		14,345
Ginnie Mae II Pool:
4.5000%, 2/20/48	89,543	86,178
4.5000%, 5/20/48	2,080	2,002
4.5000%, 5/20/48	798	768
		88,948
Total Mortgage-Backed Securities (cost $956,586,743)		945,217,843
Common Stocks – 0.4%
Health Care Providers & Services – 0.1%
Surgery Partners Inc*	172,012	4,092,165
Professional Services – 0%
Clarivate Analytics PLC*	4,217	23,995
Semiconductor & Semiconductor Equipment – 0.3%
Advanced Micro Devices Inc*	37,118	6,020,911
Marvell Technology Inc	83,936	5,867,126
		11,888,037
Total Common Stocks (cost $17,592,541)		16,004,197
Preferred Stocks – 0%
Consumer Cyclical – 0%
Quiksilver Inc¢	12,688	10,785
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43‡	1,000,000	20,000
Industrial – 0%
Project Silver, 3/15/44ž	1,500,000	138,750
START Ireland, 3/15/44ž,‡	1,500,000	450,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38	10	157,034
Thunderbolt III Aircraft Lease Ltd, 11/15/39ž,‡	5,000,000	250,000
		995,784
Total Preferred Stocks (cost $11,018,746)		1,026,569
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Convertible Preferred Stocks – 0%
Chemicals – 0%
Albemarle Corp, 7.2500%, 3/1/27 (cost $2,093,600)	41,872	$1,953,748
Private Preferred Equity – 0.1%
Real Estate Preferred Equity – 0.1%
Dawson Forest, 13.0000% (6.50% Cash or 6.50% PIK), 4/2/29Ø,¢ (cost $4,047,828)	4,047,828	4,047,828
Investment Companies – 3.6%
Money Markets – 3.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $148,169,315)	148,139,687	148,169,315
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	13,805,716	13,805,716
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 7/1/24	$3,451,429	3,451,429
Total Investments Purchased with Cash Collateral from Securities Lending (cost $17,257,145)		17,257,145
Total Investments (total cost $5,031,116,145) – 120.5%		4,975,264,766
Liabilities, net of Cash, Receivables and Other Assets – (20.5)%		(847,359,903)
Net Assets – 100%		$4,127,904,863
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
18 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,452,723,763	89.5%
Cayman Islands	64,144,245	1.3
Canada	62,693,924	1.3
United Kingdom	55,664,243	1.1
France	50,334,580	1.0
Germany	30,668,427	0.6
Luxembourg	21,689,017	0.4
Jersey	14,845,066	0.3
Colombia	14,755,929	0.3
Romania	13,752,307	0.3
Trinidad and Tobago	12,809,265	0.3
Netherlands	12,000,751	0.2
Ireland	11,659,608	0.2
Australia	11,590,421	0.2
Costa Rica	11,349,010	0.2
Macedonia The Former Yugoslav Republic Of	10,749,387	0.2
Dominican Republic	10,126,166	0.2
Jamaica	9,859,264	0.2
Uzbekistan	8,762,068	0.2
Turkey	8,625,796	0.2
Mexico	8,538,944	0.2
Mongolia	8,352,719	0.2
Sweden	7,732,530	0.2
Georgia	7,443,420	0.2
Peru	6,767,296	0.1
India	5,935,781	0.1
Angola	5,437,117	0.1
Macao	5,374,117	0.1
Panama	4,965,087	0.1
Cote D'Ivoire	4,200,100	0.1
Egypt	3,912,281	0.1
Benin	3,209,691	0.1
Bahamas	2,962,886	0.1
Mozambique	2,215,893	0.1
Italy	2,092,895	0.0
Switzerland	2,039,752	0.0
Montenegro	1,795,370	0.0
Zambia	1,665,531	0.0
Finland	1,370,119	0.0
Bermuda	450,000	0.0
Total	$4,975,264,766	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 3.6%
Money Markets - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$136,328,921	$1,695,831,320	$(1,683,990,300)	$(980)	$354	$148,169,315	148,139,687	$7,019,587
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	14,706,842	114,686,230	(115,587,356)	-	-	13,805,716	13,805,716	181,750 ∆
Total Affiliated Investments - 3.9%
	$151,035,763	$1,810,517,550	$(1,799,577,656)	$(980)	$354	$161,975,031	161,945,403	$7,201,337

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	8/8/24	5,947,973	$(7,564,209)	$(44,617)
British Pound	8/8/24	(5,947,973)	7,548,211	28,619
Canadian Dollar	8/8/24	20,583	(15,045)	17
Canadian Dollar	8/8/24	20,583	(15,117)	(55)
Canadian Dollar	8/8/24	(4,853,986)	3,569,160	17,223
Euro	8/8/24	9,967,275	(10,854,871)	(161,022)
Euro	8/8/24	(180,195,846)	196,462,705	3,131,278
Euro	8/8/24	2,552,515	(2,731,827)	6,757
Total				$2,978,200

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	2,920	9/30/24	$321,154,375	$5,482,805
2 Year US Treasury Note	1,548	10/3/24	316,130,625	1,100,539
5 Year US Treasury Note	6,990	10/3/24	744,981,094	6,771,765
Total - Futures Long				13,355,109
Futures Short:
Ultra 10-Year Treasury Note	1,589	9/30/24	(180,401,156)	(3,815,858)
Ultra Long Term US Treasury Bond	80	9/30/24	(10,027,500)	(378,353)
US Treasury Long Bond	59	9/30/24	(6,980,438)	(217,937)
Total - Futures Short				(4,412,148)
Total				$8,942,961
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
20 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024
	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$3,183,894	$-	$3,183,894
*Futures contracts		13,355,109	$13,355,109
Total Asset Derivatives	$3,183,894	$13,355,109	$16,539,003
Liability Derivatives:
Forward foreign currency exchange contracts	$205,694	$-	$205,694
*Futures contracts		4,412,148	$4,412,148
Total Liability Derivatives	$205,694	$4,412,148	$4,617,842

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended June 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended June 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$(55,078,456)	$(55,078,456)
Forward foreign currency exchange contracts	-	2,318,297	-	$2,318,297
Swap contracts	89,457	-	-	$89,457
Total	$89,457	$2,318,297	$(55,078,456)	$(52,670,702)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$17,265,427	$17,265,427
Forward foreign currency exchange contracts	3,028,917	-	$3,028,917
Total	$3,028,917	$17,265,427	$20,294,344
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2024

Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2024
Credit default swaps:
Average notional amount - buy protection	$40,984,615
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	8,179,697
Average amounts sold - in USD	130,775,287
Futures contracts:
Average notional amount of contracts - long	1,168,215,620
Average notional amount of contracts - short	405,548,575

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$3,183,894	$(205,694)	$—	$2,978,200
JPMorgan Chase Bank, National Association	16,576,654	—	(16,576,654)	—
Total	$19,760,548	$(205,694)	$(16,576,654)	$2,978,200

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$205,694	$(205,694)	$—	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
22 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2024 is
$2,880,455,383, which represents 69.8% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€	Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended June 30, 2024 is $10,336,566, which represents 0.3% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Janus Investment Fund | 23

Janus Henderson Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,298,511,713	$-
Bank Loans and Mezzanine Loans	-	442,956,466	-
Corporate Bonds	-	962,471,515	-
Promissory Notes	-	-	6,277,953
Foreign Government Bonds	-	131,370,474	-
Mortgage-Backed Securities	-	945,217,843	-
Common Stocks	16,004,197	-	-
Preferred Stocks	-	1,015,784	10,785
Convertible Preferred Stocks	1,953,748	-	-
Private Preferred Equity	-	-	4,047,828
Investment Companies	-	148,169,315	-
Investments Purchased with Cash Collateral from Securities Lending	-	17,257,145	-
Total Investments in Securities	$17,957,945	$4,946,970,255	$10,336,566
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	3,183,894	-
Futures Contracts	13,355,109	-	-
Total Assets	$31,313,054	$4,950,154,149	$10,336,566
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$205,694	$-
Futures Contracts	4,412,148	-	-
Total Liabilities	$4,412,148	$205,694	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

24 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $4,869,141,114)(1)	$4,813,289,735
Affiliated investments, at value (cost $161,975,031)	161,975,031
Cash	3,391,672
Collateral for To Be Announced transactions	1,000,000
Deposits with brokers for futures	13,710,000
Forward foreign currency exchange contracts	3,183,894
Cash denominated in foreign currency (cost $275,900)	275,900
Variation margin receivable on futures contracts	961,172
Trustees' deferred compensation	113,119
Receivables:
Investments sold	39,991,507
Interest	32,744,490
Fund shares sold	8,021,336
Dividends from affiliates	557,163
Dividends	39,228
Other assets	539,211
Total Assets	5,079,793,458
Liabilities:
Collateral for securities loaned (Note 3)	17,257,145
Forward foreign currency exchange contracts	205,694
Variation margin payable on futures contracts	1,576,438
Payables:
TBA investments purchased	782,762,835
Investments purchased	135,412,342
Fund shares repurchased	11,247,109
Advisory fees	1,862,548
Dividends	560,548
Transfer agent fees and expenses	486,065
Trustees' deferred compensation fees	113,119
Professional fees	91,875
12b-1 Distribution and shareholder servicing fees	65,712
Trustees' fees and expenses	19,800
Affiliated fund administration fees payable	8,392
Custodian fees	4,005
Accrued expenses and other payables	214,968
Total Liabilities	951,888,595
Commitments and contingent liabilities (Note 4)
Net Assets	$4,127,904,863
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Multi-Sector Income Fund
Statement of Assets and Liabilities
June 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,616,588,769
Total distributable earnings (loss)	(488,683,906)
Total Net Assets	$4,127,904,863
Net Assets - Class A Shares	$49,636,820
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,822,251
Net Asset Value Per Share(2)	$8.53
Maximum Offering Price Per Share(3)	$8.96
Net Assets - Class C Shares	$67,406,980
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,904,375
Net Asset Value Per Share(2)	$8.53
Net Assets - Class D Shares	$96,045,947
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,262,235
Net Asset Value Per Share	$8.53
Net Assets - Class I Shares	$3,750,735,717
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	439,932,695
Net Asset Value Per Share	$8.53
Net Assets - Class N Shares	$79,742,809
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,350,533
Net Asset Value Per Share	$8.53
Net Assets - Class S Shares	$3,516,635
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	412,648
Net Asset Value Per Share	$8.52
Net Assets - Class T Shares	$80,819,955
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,480,529
Net Asset Value Per Share	$8.52

(1)	Includes $16,576,654 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
26 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Interest	$257,254,593
Dividends from affiliates	7,019,587
Affiliated securities lending income, net	181,750
Dividends	158,005
Unaffiliated securities lending income, net	48,084
Other income	1,361,408
Foreign tax withheld	(608)
Total Investment Income	266,022,819
Expenses:
Advisory fees	19,108,280
12b-1 Distribution and shareholder servicing fees:
Class A Shares	101,997
Class C Shares	581,529
Class S Shares	6,775
Transfer agent administrative fees and expenses:
Class D Shares	100,575
Class S Shares	6,775
Class T Shares	208,034
Transfer agent networking and omnibus fees:
Class A Shares	24,225
Class C Shares	44,899
Class I Shares	3,050,593
Other transfer agent fees and expenses:
Class A Shares	2,042
Class C Shares	2,368
Class D Shares	12,609
Class I Shares	135,836
Class N Shares	3,500
Class S Shares	51
Class T Shares	916
Registration fees	317,388
Shareholder reports expense	207,266
Professional fees	131,781
Affiliated fund administration fees	85,952
Trustees' fees and expenses	75,506
Custodian fees	64,703
Other expenses	509,574
Total Expenses	24,783,174
Less: Excess Expense Reimbursement and Waivers	(9,113)
Net Expenses	24,774,061
Net Investment Income/(Loss)	241,248,758
See Notes to Financial Statements.
Janus Investment Fund | 27

Janus Henderson Multi-Sector Income Fund
Statement of Operations
For the year ended June 30, 2024
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(71,209,389)
Investments in affiliates	(980)
Forward foreign currency exchange contracts	2,318,297
Futures contracts	(55,078,456)
Swap contracts	89,457
Total Net Realized Gain/(Loss) on Investments	(123,881,071)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	144,761,964
Investments in affiliates	354
Forward foreign currency exchange contracts	3,028,917
Futures contracts	17,265,427
Total Change in Unrealized Net Appreciation/Depreciation	165,056,662
Net Increase/(Decrease) in Net Assets Resulting from Operations	$282,424,349
See Notes to Financial Statements.
28 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$241,248,758	$165,702,263
Net realized gain/(loss) on investments	(123,881,071)	(234,686,417)
Change in unrealized net appreciation/depreciation	165,056,662	138,649,078
Net Increase/(Decrease) in Net Assets Resulting from Operations	282,424,349	69,664,924
Dividends and Distributions to Shareholders:
Class A Shares	(2,788,599)	(2,385,795)
Class C Shares	(3,572,548)	(2,901,630)
Class D Shares	(6,186,408)	(5,127,265)
Class I Shares	(217,673,174)	(144,264,596)
Class N Shares	(5,932,537)	(4,351,757)
Class S Shares	(179,184)	(78,993)
Class T Shares	(5,752,310)	(6,949,103)
Total Dividends and Distributions to Shareholders	(242,084,760)	(166,059,139)
Return of Capital on Dividends and Distributions:
Class A Shares	—	(38,203)
Class C Shares	—	(46,463)
Class D Shares	—	(82,101)
Class I Shares	—	(2,310,054)
Class N Shares	—	(69,683)
Class S Shares	—	(1,265)
Class T Shares	—	(111,273)
Total Return of Capital on Dividends and Distributions	—	(2,659,042)
Net Decrease from Dividends and Distributions to Shareholders	(242,084,760)	(168,718,181)
Capital Share Transactions:
Class A Shares	15,037,062	(13,711,287)
Class C Shares	11,436,659	(5,080,081)
Class D Shares	9,302,378	(2,303,288)
Class I Shares	1,164,053,770	111,338,742
Class N Shares	4,936,786	7,846,063
Class S Shares	1,459,152	867,431
Class T Shares	(14,811,537)	(58,394,849)
Net Increase/(Decrease) from Capital Share Transactions	1,191,414,270	40,562,731
Net Increase/(Decrease) in Net Assets	1,231,753,859	(58,490,526)
Net Assets:
Beginning of period	2,896,151,004	2,954,641,530
End of period	$4,127,904,863	$2,896,151,004
See Notes to Financial Statements.
Janus Investment Fund | 29

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.44	$8.73	$10.12	$9.47	$9.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.57	0.48	0.33	0.39	0.40
Net realized and unrealized gain/(loss)	0.09	(0.27)	(1.33)	0.67	(0.34)
Total from Investment Operations	0.66	0.21	(1.00)	1.06	0.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.57)	(0.49)	(0.36)	(0.41)	(0.40)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)
Return of capital	—	(0.01)	— (2)	—	(0.03)
Total Dividends and Distributions	(0.57)	(0.50)	(0.39)	(0.41)	(0.48)
Net Asset Value, End of Period	$8.53	$8.44	$8.73	$10.12	$9.47
Total Return*	8.15%	2.50%	(10.18)%	11.38% (3)	0.61%
Net Assets, End of Period (in thousands)	$49,637	$34,132	$49,566	$67,032	$49,168
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.93%	0.90%	0.91%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.93%	0.90%	0.91%	0.92%
Ratio of Net Investment Income/(Loss)	6.78%	5.64%	3.43%	3.91%	4.19%
Portfolio Turnover Rate(4)	58%	62%	75%	119%	188%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.33%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
30 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.44	$8.74	$10.12	$9.47	$9.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.51	0.43	0.26	0.32	0.33
Net realized and unrealized gain/(loss)	0.09	(0.29)	(1.33)	0.67	(0.35)
Total from Investment Operations	0.60	0.14	(1.07)	0.99	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.51)	(0.43)	(0.28)	(0.34)	(0.33)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)
Return of capital	—	(0.01)	— (2)	—	(0.02)
Total Dividends and Distributions	(0.51)	(0.44)	(0.31)	(0.34)	(0.40)
Net Asset Value, End of Period	$8.53	$8.44	$8.74	$10.12	$9.47
Total Return*	7.35%	1.65%	(10.75)%	10.58% (3)	(0.18)%
Net Assets, End of Period (in thousands)	$67,407	$55,343	$62,504	$71,133	$63,574
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.66%	1.64%	1.66%	1.64%	1.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.66%	1.64%	1.66%	1.64%	1.71%
Ratio of Net Investment Income/(Loss)	6.03%	4.99%	2.70%	3.19%	3.43%
Portfolio Turnover Rate(4)	58%	62%	75%	119%	188%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 10.53%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 31

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.44	$8.74	$10.12	$9.47	$9.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.59	0.50	0.35	0.40	0.42
Net realized and unrealized gain/(loss)	0.09	(0.29)	(1.33)	0.68	(0.35)
Total from Investment Operations	0.68	0.21	(0.98)	1.08	0.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.59)	(0.50)	(0.37)	(0.43)	(0.41)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)
Return of capital	—	(0.01)	— (2)	—	(0.03)
Total Dividends and Distributions	(0.59)	(0.51)	(0.40)	(0.43)	(0.49)
Net Asset Value, End of Period	$8.53	$8.44	$8.74	$10.12	$9.47
Total Return*	8.34%	2.55%	(9.93)%	11.57% (3)	0.77%
Net Assets, End of Period (in thousands)	$96,046	$85,806	$91,299	$108,418	$78,091
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.76%	0.73%	0.74%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.76%	0.73%	0.74%	0.76%
Ratio of Net Investment Income/(Loss)	6.96%	5.88%	3.61%	4.07%	4.30%
Portfolio Turnover Rate(4)	58%	62%	75%	119%	188%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.52%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
32 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.44	$8.73	$10.12	$9.47	$9.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.59	0.51	0.36	0.41	0.43
Net realized and unrealized gain/(loss)	0.09	(0.29)	(1.34)	0.67	(0.34)
Total from Investment Operations	0.68	0.22	(0.98)	1.08	0.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.59)	(0.50)	(0.38)	(0.43)	(0.42)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)
Return of capital	—	(0.01)	— (2)	—	(0.03)
Total Dividends and Distributions	(0.59)	(0.51)	(0.41)	(0.43)	(0.50)
Net Asset Value, End of Period	$8.53	$8.44	$8.73	$10.12	$9.47
Total Return*	8.39%	2.72%	(9.99)%	11.63% (3)	0.93%
Net Assets, End of Period (in thousands)	$3,750,736	$2,550,145	$2,522,907	$2,570,289	$1,805,985
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%	0.72%	0.69%	0.69%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.72%	0.69%	0.69%	0.70%
Ratio of Net Investment Income/(Loss)	7.01%	5.95%	3.68%	4.13%	4.42%
Portfolio Turnover Rate(4)	58%	62%	75%	119%	188%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.58%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 33

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.44	$8.74	$10.12	$9.47	$9.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.60	0.51	0.37	0.42	0.44
Net realized and unrealized gain/(loss)	0.09	(0.29)	(1.33)	0.67	(0.36)
Total from Investment Operations	0.69	0.22	(0.96)	1.09	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.60)	(0.51)	(0.39)	(0.44)	(0.42)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)
Return of capital	—	(0.01)	— (2)	—	(0.03)
Total Dividends and Distributions	(0.60)	(0.52)	(0.42)	(0.44)	(0.50)
Net Asset Value, End of Period	$8.53	$8.44	$8.74	$10.12	$9.47
Total Return*	8.49%	2.70%	(9.80)%	11.73% (3)	0.90%
Net Assets, End of Period (in thousands)	$79,743	$73,779	$68,120	$121,983	$88,092
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.60%	0.62%	0.59%	0.60%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.60%	0.62%	0.59%	0.60%	0.63%
Ratio of Net Investment Income/(Loss)	7.09%	6.06%	3.73%	4.21%	4.68%
Portfolio Turnover Rate(4)	58%	62%	75%	119%	188%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.68%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
34 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.43	$8.73	$10.11	$9.46	$9.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.55	0.48	0.32	0.39	0.39
Net realized and unrealized gain/(loss)	0.10	(0.30)	(1.34)	0.67	(0.37)
Total from Investment Operations	0.65	0.18	(1.02)	1.06	0.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.56)	(0.47)	(0.33)	(0.41)	(0.39)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)
Return of capital	—	(0.01)	— (2)	—	(0.03)
Total Dividends and Distributions	(0.56)	(0.48)	(0.36)	(0.41)	(0.47)
Net Asset Value, End of Period	$8.52	$8.43	$8.73	$10.11	$9.46
Total Return*	7.92%	2.16%	(10.30)%	11.32% (3)	0.19%
Net Assets, End of Period (in thousands)	$3,517	$2,030	$1,202	$745	$987
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.20%	1.34%	1.45%	1.33%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.14%	1.15%	1.15%	0.98%	1.03%
Ratio of Net Investment Income/(Loss)	6.57%	5.66%	3.33%	3.88%	4.05%
Portfolio Turnover Rate(4)	58%	62%	75%	119%	188%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.27%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 35

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.43	$8.73	$10.12	$9.47	$9.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.58	0.49	0.34	0.40	0.41
Net realized and unrealized gain/(loss)	0.09	(0.29)	(1.34)	0.67	(0.35)
Total from Investment Operations	0.67	0.20	(1.00)	1.07	0.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.58)	(0.49)	(0.36)	(0.42)	(0.40)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)
Return of capital	—	(0.01)	— (2)	—	(0.03)
Total Dividends and Distributions	(0.58)	(0.50)	(0.39)	(0.42)	(0.48)
Net Asset Value, End of Period	$8.52	$8.43	$8.73	$10.12	$9.47
Total Return*	8.23%	2.45%	(10.12)%	11.47% (3)	0.67%
Net Assets, End of Period (in thousands)	$80,820	$94,916	$159,043	$229,774	$285,912
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.86%	0.84%	0.85%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.85%	0.83%	0.83%	0.86%
Ratio of Net Investment Income/(Loss)	6.86%	5.65%	3.50%	4.01%	4.27%
Portfolio Turnover Rate(4)	58%	62%	75%	119%	188%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.42%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
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Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Multi-Sector Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks high current income with a secondary focus on capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
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Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
The Fund did not hold a significant amount of Level 3 securities as of June 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended June 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the
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Notes to Financial Statements
securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign
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Notes to Financial Statements
currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap
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Notes to Financial Statements
transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic
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Notes to Financial Statements
stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at June 30, 2024.
3.
Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
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• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 50% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of June 30, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The
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senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign
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governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial
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transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $16,576,654. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2024 is $17,257,145, resulting in the net amount due from the counterparty of $680,491.
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Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $200 Million	0.60
Next $500 Million	0.57
Over $700 Million	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.55% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.64% for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the
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Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as
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compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $21,911.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $7,238.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
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Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$329,625	$-	$(435,614,373)	$-	$267,995	$(53,667,153)
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(207,531,387)	$(228,082,986)	$(435,614,373)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$5,028,931,919	$62,398,148	$(116,065,301)	$(53,667,153)
Information on the tax components of derivatives as of June 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$11,921,162	$-	$-	$-
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$242,084,760	$-	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$166,059,139	$-	$2,659,042	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
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Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	3,924,351	$33,219,456	1,597,155	$13,653,908
Reinvested dividends and distributions	314,241	2,656,265	277,849	2,354,715
Shares repurchased	(2,462,827)	(20,838,659)	(3,504,055)	(29,719,910)
Net Increase/(Decrease)	1,775,765	$15,037,062	(1,629,051)	$(13,711,287)
Class C Shares:
Shares sold	2,560,117	$21,696,851	890,839	$7,555,783
Reinvested dividends and distributions	413,481	3,494,441	344,568	2,919,683
Shares repurchased	(1,628,209)	(13,754,633)	(1,831,842)	(15,555,547)
Net Increase/(Decrease)	1,345,389	$11,436,659	(596,435)	$(5,080,081)
Class D Shares:
Shares sold	2,935,427	$24,845,400	1,536,322	$13,099,257
Reinvested dividends and distributions	666,505	5,631,771	565,428	4,792,347
Shares repurchased	(2,508,682)	(21,174,793)	(2,384,484)	(20,194,892)
Net Increase/(Decrease)	1,093,250	$9,302,378	(282,734)	$(2,303,288)
Class I Shares:
Shares sold	233,783,402	$1,973,981,632	153,087,255	$1,298,871,566
Reinvested dividends and distributions	25,106,019	212,203,583	16,912,083	143,268,553
Shares repurchased	(121,256,355)	(1,022,131,445)	(156,597,238)	(1,330,801,377)
Net Increase/(Decrease)	137,633,066	$1,164,053,770	13,402,100	$111,338,742
Class N Shares:
Shares sold	4,808,393	$40,615,062	3,681,449	$31,124,939
Reinvested dividends and distributions	644,599	5,448,190	456,474	3,865,951
Shares repurchased	(4,846,093)	(41,126,466)	(3,191,730)	(27,144,827)
Net Increase/(Decrease)	606,899	$4,936,786	946,193	$7,846,063
Class S Shares:
Shares sold	238,527	$2,019,110	164,764	$1,400,868
Reinvested dividends and distributions	21,128	178,495	9,470	80,162
Shares repurchased	(87,689)	(738,453)	(71,246)	(613,599)
Net Increase/(Decrease)	171,966	$1,459,152	102,988	$867,431
Class T Shares:
Shares sold	1,853,887	$15,731,692	4,138,666	$35,370,261
Reinvested dividends and distributions	678,038	5,725,634	829,823	7,036,060
Shares repurchased	(4,305,662)	(36,268,863)	(11,930,238)	(100,801,170)
Net Increase/(Decrease)	(1,773,737)	$(14,811,537)	(6,961,749)	$(58,394,849)
7.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,131,884,958	$1,962,958,217	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Multi-Sector Income Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Multi-Sector Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Multi-Sector Income Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Multi-Sector Income Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Section 163(j) Interest Dividend	95%
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
62 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson Multi-Sector Income Fund
Notes
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Janus Henderson Multi-Sector Income Fund
Notes
68 | June 30, 2024

Janus Henderson Multi-Sector Income Fund
Notes
Janus Investment Fund | 69

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93028 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Responsible International Dividend Fund
Janus Investment Fund

Janus Henderson Responsible International Dividend Fund

Janus Henderson Responsible International Dividend Fund
Schedule of Investments
June 30, 2024

	Shares	Value
Common Stocks – 90.9%
Auto Components – 1.0%
Aptiv PLC*	20,656	$1,454,596
Banks – 4.9%
ING Groep NV	206,589	3,539,344
Natwest Group PLC	867,082	3,400,624
		6,939,968
Beverages – 1.7%
Coca-Cola European Partners PLC	32,308	2,354,284
Capital Markets – 2.6%
CME Group Inc	6,059	1,191,199
Hong Kong Exchanges & Clearing Ltd	76,100	2,424,766
		3,615,965
Chemicals – 1.8%
Air Products & Chemicals Inc	10,102	2,606,821
Diversified Telecommunication Services – 4.5%
Deutsche Telekom AG	143,602	3,611,931
TELUS Corp	185,812	2,813,193
		6,425,124
Electrical Equipment – 3.5%
nVent Electric PLC	17,977	1,377,218
Schneider Electric SE	15,007	3,580,229
		4,957,447
Food Products – 2.9%
Nestle SA (REG)	40,253	4,109,613
Health Care Equipment & Supplies – 0.9%
Medtronic PLC	16,796	1,322,013
Household Durables – 2.3%
Sony Corp	38,200	3,246,333
Industrial Conglomerates – 1.9%
Siemens AG	14,645	2,723,432
Insurance – 11.0%
AIA Group Ltd	302,800	2,053,337
AXA SA	110,903	3,651,232
Dai-ichi Life Holdings Inc	108,800	2,921,447
Swiss Re AG	23,135	2,874,899
Zurich Insurance Group AG	7,817	4,159,419
		15,660,334
Machinery – 4.3%
Daimler Truck Holding AG	62,821	2,498,962
Sandvik AB	178,294	3,585,495
		6,084,457
Multi-Utilities – 2.5%
National Grid PLC	314,152	3,502,721
Paper & Forest Products – 1.6%
UPM-Kymmene Oyj	64,344	2,243,175
Personal Products – 3.3%
Unilever PLC	85,073	4,671,002
Pharmaceuticals – 12.7%
AstraZeneca PLC	23,956	3,734,064
GSK PLC	73,415	1,414,701
Merck & Co Inc	15,521	1,921,500
Novartis AG	31,213	3,344,481
Novo Nordisk A/S - Class B	31,307	4,473,169
Sanofi	32,232	3,097,751
		17,985,666
Professional Services – 3.8%
RELX PLC	117,117	5,368,274
Semiconductor & Semiconductor Equipment – 12.5%
ASML Holding NV	3,023	3,118,388
Infineon Technologies AG	79,805	2,931,409
MediaTek Inc	77,000	3,292,432
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Responsible International Dividend Fund
Schedule of Investments
June 30, 2024
	Shares	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	34,876	$6,061,797
Tokyo Electron Ltd	10,600	2,328,019
		17,732,045
Software – 5.9%
Microsoft Corp	6,365	2,844,837
Oracle Corp	17,718	2,501,782
SAP SE	14,934	3,031,701
		8,378,320
Textiles, Apparel & Luxury Goods – 3.5%
Cie Financiere Richemont SA (REG)	21,422	3,343,863
LVMH Moet Hennessy Louis Vuitton SE	2,089	1,604,027
		4,947,890
Wireless Telecommunication Services – 1.8%
Tele2 AB	246,920	2,484,326
Total Common Stocks (cost $96,338,009)		128,813,806
Preferred Stocks – 3.2%
Technology Hardware, Storage & Peripherals – 3.2%
Samsung Electronics Co Ltd (cost $3,866,914)	98,679	4,532,549
Investment Companies – 4.2%
Money Markets – 4.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $5,998,093)	5,996,893	5,998,093
Total Investments (total cost $106,203,016) – 98.3%		139,344,448
Cash, Receivables and Other Assets, net of Liabilities – 1.7%		2,460,524
Net Assets – 100%		$141,804,972

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$22,632,760	16.2%
Switzerland	17,832,275	12.8
Netherlands	16,697,008	12.0
Germany	14,797,435	10.6
United Kingdom	12,991,693	9.3
France	11,933,239	8.6
Taiwan	9,354,229	6.7
Japan	8,495,799	6.1
Sweden	6,069,821	4.4
South Korea	4,532,549	3.3
Hong Kong	4,478,103	3.2
Denmark	4,473,169	3.2
Canada	2,813,193	2.0
Finland	2,243,175	1.6
Total	$139,344,448	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Responsible International Dividend Fund
Schedule of Investments
June 30, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 4.2%
Money Markets - 4.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$3,805,478	$36,933,696	$(34,740,933)	$(148)	$-	$5,998,093	5,996,893	$227,907
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Responsible International Dividend Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Auto Components	$1,454,596	$-	$-
Beverages	2,354,284	-	-
Capital Markets	1,191,199	2,424,766	-
Chemicals	2,606,821	-	-
Diversified Telecommunication Services	2,813,193	3,611,931	-
Electrical Equipment	1,377,218	3,580,229	-
Health Care Equipment & Supplies	1,322,013	-	-
Pharmaceuticals	1,921,500	16,064,166	-
Semiconductor & Semiconductor Equipment	6,061,797	11,670,248	-
Software	5,346,619	3,031,701	-
All Other	-	61,981,525	-
Preferred Stocks	-	4,532,549	-
Investment Companies	-	5,998,093	-
Total Assets	$26,449,240	$112,895,208	$-
4  | June 30, 2024

Janus Henderson Responsible International Dividend Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $100,204,923)	$133,346,355
Affiliated investments, at value (cost $5,998,093)	5,998,093
Trustees' deferred compensation	3,874
Receivables:
Investments sold	2,322,962
Foreign tax reclaims	1,046,765
Fund shares sold	552,609
Dividends	230,422
Dividends from affiliates	15,630
Other assets	9,684
Total Assets	143,526,394
Liabilities:
Payables:
Investments purchased	917,413
Fund shares repurchased	595,128
Professional fees	64,946
Advisory fees	52,618
Dividends	18,151
Transfer agent fees and expenses	13,483
12b-1 Distribution and shareholder servicing fees	12,547
Trustees' deferred compensation fees	3,874
Custodian fees	957
Trustees' fees and expenses	701
Affiliated fund administration fees payable	290
Accrued expenses and other payables	41,314
Total Liabilities	1,721,422
Commitments and contingent liabilities (Note 3)
Net Assets	$141,804,972
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Responsible International Dividend Fund
Statement of Assets and Liabilities
June 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$105,849,742
Total distributable earnings (loss)	35,955,230
Total Net Assets	$141,804,972
Net Assets - Class A Shares	$38,929,371
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,401,299
Net Asset Value Per Share(1)	$16.21
Maximum Offering Price Per Share(2)	$17.20
Net Assets - Class C Shares	$5,322,311
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	338,450
Net Asset Value Per Share(1)	$15.73
Net Assets - Class D Shares	$20,131,262
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,239,545
Net Asset Value Per Share	$16.24
Net Assets - Class I Shares	$53,937,217
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,313,566
Net Asset Value Per Share	$16.28
Net Assets - Class N Shares	$15,645,444
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	962,747
Net Asset Value Per Share	$16.25
Net Assets - Class S Shares	$148,583
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,188
Net Asset Value Per Share	$16.17
Net Assets - Class T Shares	$7,690,784
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	474,929
Net Asset Value Per Share	$16.19

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Responsible International Dividend Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Dividends	$4,167,984
Dividends from affiliates	227,907
Other income	108,308
Foreign tax withheld	(431,865)
Total Investment Income	4,072,334
Expenses:
Advisory fees	919,810
12b-1 Distribution and shareholder servicing fees:
Class A Shares	85,814
Class C Shares	59,265
Class S Shares	74
Transfer agent administrative fees and expenses:
Class D Shares	19,971
Class S Shares	251
Class T Shares	15,241
Transfer agent networking and omnibus fees:
Class A Shares	21,863
Class C Shares	3,973
Class I Shares	37,138
Other transfer agent fees and expenses:
Class A Shares	1,967
Class C Shares	322
Class D Shares	4,494
Class I Shares	2,265
Class N Shares	603
Class S Shares	7
Class T Shares	118
Registration fees	116,429
Professional fees	91,018
Non-affiliated fund administration fees	62,398
Shareholder reports expense	39,564
Custodian fees	11,270
Affiliated fund administration fees	3,066
Trustees' fees and expenses	2,678
Other expenses	18,370
Total Expenses	1,517,969
Less: Excess Expense Reimbursement and Waivers	(229,532)
Net Expenses	1,288,437
Net Investment Income/(Loss)	2,783,897
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	5,355,980
Investments in affiliates	(148)
Total Net Realized Gain/(Loss) on Investments	5,355,832
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	11,870,656
Total Change in Unrealized Net Appreciation/Depreciation	11,870,656
Net Increase/(Decrease) in Net Assets Resulting from Operations	$20,010,385
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Responsible International Dividend Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$2,783,897	$3,568,108
Net realized gain/(loss) on investments	5,355,832	(1,327,669)
Change in unrealized net appreciation/depreciation	11,870,656	16,457,332
Net Increase/(Decrease) in Net Assets Resulting from Operations	20,010,385	18,697,771
Dividends and Distributions to Shareholders:
Class A Shares	(1,028,215)	(1,195,350)
Class C Shares	(142,837)	(301,901)
Class D Shares	(551,332)	(624,019)
Class I Shares	(1,459,478)	(1,848,604)
Class N Shares	(446,900)	(299,549)
Class S Shares	(3,045)	(2,524)
Class T Shares	(192,631)	(425,938)
Net Decrease from Dividends and Distributions to Shareholders	(3,824,438)	(4,697,885)
Capital Share Transactions:
Class A Shares	1,211,907	(2,285,789)
Class C Shares	(3,003,704)	(4,111,325)
Class D Shares	488,044	811,931
Class I Shares	5,825,232	(20,129,493)
Class N Shares	3,377,940	2,829,502
Class S Shares	64,724	2,524
Class T Shares	1,510,478	(14,219,877)
Net Increase/(Decrease) from Capital Share Transactions	9,474,621	(37,102,527)
Net Increase/(Decrease) in Net Assets	25,660,568	(23,102,641)
Net Assets:
Beginning of period	116,144,404	139,247,045
End of period	$141,804,972	$116,144,404
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.27	$12.66	$14.83	$12.31	$13.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.31	0.39	0.45	0.56	0.36
Net realized and unrealized gain/(loss)	2.07	1.74	(1.95)	2.40	(0.72)
Total from Investment Operations	2.38	2.13	(1.50)	2.96	(0.36)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.44)	(0.52)	(0.48)	(0.44)	(0.42)
Distributions (from capital gains)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.44)	(0.52)	(0.67)	(0.44)	(0.42)
Net Asset Value, End of Period	$16.21	$14.27	$12.66	$14.83	$12.31
Total Return*	17.06%	17.42%	(10.49)%	24.38%	(2.79)%
Net Assets, End of Period (in thousands)	$38,929	$33,195	$31,754	$33,270	$25,517
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.32%	1.38%	1.27%	1.24%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.18%	1.18%	1.15%	1.16%
Ratio of Net Investment Income/(Loss)	2.13%	2.94%	3.14%	4.06%	2.83%
Portfolio Turnover Rate	32%	62%	34%	52%	59%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.84	$12.32	$14.49	$12.07	$12.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.26	0.32	0.44	0.27
Net realized and unrealized gain/(loss)	2.05	1.71	(1.88)	2.36	(0.74)
Total from Investment Operations	2.22	1.97	(1.56)	2.80	(0.47)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.45)	(0.42)	(0.38)	(0.35)
Distributions (from capital gains)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.33)	(0.45)	(0.61)	(0.38)	(0.35)
Net Asset Value, End of Period	$15.73	$13.84	$12.32	$14.49	$12.07
Total Return*	16.33%	16.50%	(11.11)%	23.48%	(3.68)%
Net Assets, End of Period (in thousands)	$5,322	$7,573	$10,653	$17,760	$21,018
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.04%	2.12%	2.01%	1.96%	1.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.85%	1.92%	1.91%	1.87%	1.89%
Ratio of Net Investment Income/(Loss)	1.20%	2.00%	2.27%	3.24%	2.15%
Portfolio Turnover Rate	32%	62%	34%	52%	59%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.29	$12.68	$14.84	$12.31	$13.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.34	0.41	0.49	0.60	0.41
Net realized and unrealized gain/(loss)	2.08	1.74	(1.97)	2.38	(0.75)
Total from Investment Operations	2.42	2.15	(1.48)	2.98	(0.34)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.47)	(0.54)	(0.49)	(0.45)	(0.44)
Distributions (from capital gains)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.47)	(0.54)	(0.68)	(0.45)	(0.44)
Net Asset Value, End of Period	$16.24	$14.29	$12.68	$14.84	$12.31
Total Return*	17.31%	17.55%	(10.33)%	24.58%	(2.66)%
Net Assets, End of Period (in thousands)	$20,131	$17,311	$14,580	$11,877	$6,861
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23%	1.27%	1.14%	1.12%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	1.01%	1.01%	0.98%	0.99%
Ratio of Net Investment Income/(Loss)	2.30%	3.12%	3.43%	4.29%	3.20%
Portfolio Turnover Rate	32%	62%	34%	52%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.33	$12.71	$14.86	$12.32	$13.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.36	0.39	0.48	0.59	0.41
Net realized and unrealized gain/(loss)	2.06	1.77	(1.94)	2.40	(0.76)
Total from Investment Operations	2.42	2.16	(1.46)	2.99	(0.35)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.47)	(0.54)	(0.50)	(0.45)	(0.44)
Distributions (from capital gains)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.47)	(0.54)	(0.69)	(0.45)	(0.44)
Net Asset Value, End of Period	$16.28	$14.33	$12.71	$14.86	$12.32
Total Return*	17.33%	17.62%	(10.23)%	24.68%	(2.68)%
Net Assets, End of Period (in thousands)	$53,937	$42,376	$55,559	$68,416	$74,386
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%	1.13%	1.04%	0.99%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.95%	0.95%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	2.40%	2.98%	3.30%	4.27%	3.19%
Portfolio Turnover Rate	32%	62%	34%	52%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.31	$12.69	$14.83	$12.30	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.37	0.47	0.60	0.61	0.41
Net realized and unrealized gain/(loss)	2.06	1.70	(2.05)	2.38	(0.74)
Total from Investment Operations	2.43	2.17	(1.45)	2.99	(0.33)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.49)	(0.55)	(0.50)	(0.46)	(0.45)
Distributions (from capital gains)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.49)	(0.55)	(0.69)	(0.46)	(0.45)
Net Asset Value, End of Period	$16.25	$14.31	$12.69	$14.83	$12.30
Total Return*	17.39%	17.73%	(10.14)%	24.71%	(2.56)%
Net Assets, End of Period (in thousands)	$15,645	$10,259	$6,384	$688	$477
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.03%	1.12%	1.08%	1.44%	1.51%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.87%	0.88%	0.84%	0.85%
Ratio of Net Investment Income/(Loss)	2.52%	3.51%	4.30%	4.41%	3.22%
Portfolio Turnover Rate	32%	62%	34%	52%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.23	$12.63	$14.78	$12.27	$13.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.40	0.41	0.48	0.59	0.39
Net realized and unrealized gain/(loss)	1.99	1.73	(1.94)	2.39	(0.75)
Total from Investment Operations	2.39	2.14	(1.46)	2.98	(0.36)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.45)	(0.54)	(0.50)	(0.47)	(0.43)
Distributions (from capital gains)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.45)	(0.54)	(0.69)	(0.47)	(0.43)
Net Asset Value, End of Period	$16.17	$14.23	$12.63	$14.78	$12.27
Total Return*	17.23%	17.58%	(10.27)%	24.68%	(2.80)%
Net Assets, End of Period (in thousands)	$149	$68	$58	$65	$52
Ratios to Average Net Assets**:
Ratio of Gross Expenses	4.31%	6.18%	5.83%	6.21%	6.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.00%	0.95%	0.91%	1.08%
Ratio of Net Investment Income/(Loss)	2.67%	3.12%	3.36%	4.27%	3.04%
Portfolio Turnover Rate	32%	62%	34%	52%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | June 30, 2024

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.26	$12.65	$14.81	$12.29	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.34	0.43	0.46	0.56	0.41
Net realized and unrealized gain/(loss)	2.04	1.70	(1.95)	2.40	(0.77)
Total from Investment Operations	2.38	2.13	(1.49)	2.96	(0.36)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.45)	(0.52)	(0.48)	(0.44)	(0.43)
Distributions (from capital gains)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.45)	(0.52)	(0.67)	(0.44)	(0.43)
Net Asset Value, End of Period	$16.19	$14.26	$12.65	$14.81	$12.29
Total Return*	17.09%	17.45%	(10.41)%	24.45%	(2.80)%
Net Assets, End of Period (in thousands)	$7,691	$5,363	$20,258	$28,439	$26,296
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.30%	1.27%	1.21%	1.18%	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.10%	1.11%	1.09%	1.09%
Ratio of Net Investment Income/(Loss)	2.33%	3.22%	3.16%	4.06%	3.29%
Portfolio Turnover Rate	32%	62%	34%	52%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Responsible International Dividend Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks income with the potential for capital growth over the longterm. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | June 30, 2024

Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
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Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared and distributed quarterly for the fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be
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Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements
significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.75
Next $1 Billion	0.65
Above $2 Billion	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any
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Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements
networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.84% for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may
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Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements
result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75 upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. There were no upfront sales charges retained by Janus Henderson Distributors during the year endedJune 30, 2024.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended June 30, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is
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Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements
permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
As of June 30, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	- *	- *
Class S Shares	54	- *
Class T Shares	-	-

*Less than 0.50%
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$498,170	$2,660,864	$-	$-	$5,463	$32,790,733
During the year ended June 30, 2024, capital loss carryovers of $1,598,701 were utilized by the Fund .
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$106,553,715	$34,475,889	$(1,685,156)	$32,790,733
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$3,824,438	$-	$-	$-
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Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$4,697,885	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $380,322, all of which is long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
5.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	346,993	$5,145,096	422,765	$5,619,267
Reinvested dividends and distributions	68,488	996,551	91,268	1,153,590
Shares repurchased	(340,430)	(4,929,740)	(695,081)	(9,058,646)
Net Increase/(Decrease)	75,051	$1,211,907	(181,048)	$(2,285,789)
Class C Shares:
Shares sold	27,321	$392,289	48,140	$592,045
Reinvested dividends and distributions	10,053	138,165	24,431	294,810
Shares repurchased	(245,913)	(3,534,158)	(390,147)	(4,998,180)
Net Increase/(Decrease)	(208,539)	$(3,003,704)	(317,576)	$(4,111,325)
Class D Shares:
Shares sold	293,319	$4,441,218	287,663	$3,884,555
Reinvested dividends and distributions	36,875	538,593	47,822	606,039
Shares repurchased	(301,659)	(4,491,767)	(274,281)	(3,678,663)
Net Increase/(Decrease)	28,535	$488,044	61,204	$811,931
Class I Shares:
Shares sold	1,137,508	$17,118,737	1,743,365	$21,268,990
Reinvested dividends and distributions	99,284	1,456,766	146,751	1,830,415
Shares repurchased	(881,026)	(12,750,271)	(3,303,997)	(43,228,898)
Net Increase/(Decrease)	355,766	$5,825,232	(1,413,881)	$(20,129,493)
Class N Shares:
Shares sold	605,156	$8,645,523	357,128	$4,720,695
Reinvested dividends and distributions	30,476	446,900	23,217	299,549
Shares repurchased	(389,999)	(5,714,483)	(166,504)	(2,190,742)
Net Increase/(Decrease)	245,633	$3,377,940	213,841	$2,829,502
Class S Shares:
Shares sold	4,251	$62,527	-	$-
Reinvested dividends and distributions	204	3,045	200	2,524
Shares repurchased	(53)	(848)	-	-
Net Increase/(Decrease)	4,402	$64,724	200	$2,524
Class T Shares:
Shares sold	151,076	$2,288,813	97,585	$1,292,370
Reinvested dividends and distributions	12,713	185,452	35,817	423,508
Shares repurchased	(65,075)	(963,787)	(1,358,505)	(15,935,755)
Net Increase/(Decrease)	98,714	$1,510,478	(1,225,103)	$(14,219,877)
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Notes to Financial Statements
6.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$44,177,778	$37,753,764	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Responsible International Dividend Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Responsible International Dividend Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Responsible International Dividend Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Responsible International Dividend Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Section 163(j) Interest Dividend	5%
Capital Gain Distributions	$380,322
Foreign Taxes Paid	$339,401
Foreign Source Income	$3,203,225
Dividends Received Deduction Percentage	10%
Qualified Dividend Income Percentage	100%
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Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
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Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 35

Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
36 | June 30, 2024

Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
Janus Investment Fund | 37

Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
38 | June 30, 2024

Janus Henderson Responsible International Dividend Fund
Notes
Janus Investment Fund | 39

Janus Henderson Responsible International Dividend Fund
Notes
40 | June 30, 2024

Janus Henderson Responsible International Dividend Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93075 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Short Duration Flexible Bond Fund
Janus Investment Fund

Janus Henderson Short Duration Flexible Bond Fund

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 46.4%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 6.5070%, 9/15/34ž,‡	$2,890,000	$2,758,825
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68ž,Ç	1,680,018	1,667,687
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26ž	129,731	129,588
ACHV ABS Trust 2023-4CP A, 6.8100%, 11/25/30ž	195,175	195,283
Affirm Asset Securitization Trust 2024-A A, 5.6100%, 2/15/29ž	692,000	690,768
Affirm Asset Securitization Trust 2024-X1 A, 6.2700%, 5/15/29ž	1,671,086	1,673,536
Ally Bank Auto Credit-Linked Notes 2024-A A2, 5.6810%, 5/17/32ž	2,216,754	2,216,312
Alterna Funding LLC 2024-1A A, 6.2600%, 5/16/39ž	2,021,000	2,024,088
AMCR ABS Trust 2023-1A A, 7.6600%, 1/21/31ž	794,806	798,215
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	97,367	94,344
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	95,197	91,683
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	328,371	318,050
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,872,230	1,817,189
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	1,266,000	1,220,983
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	436,286	392,755
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.7085%, 7/18/34ž,‡	491,000	491,808
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	824,331	813,824
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 C, 0.6638%, 1/27/50ž,‡	1,450,000	1,219,014
Blue Bridge Funding LLC 2023-1A A, 7.3700%, 11/15/30ž	1,779,955	1,790,061
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 7.2268%, 4/15/37ž,‡	2,387,000	2,387,829
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	1,788,000	1,853,894
BX Commercial Mortgage Trust 2019-MMP C, CME Term SOFR 1 Month + 1.4940%, 6.8230%, 8/15/36ž,‡	2,744,267	2,686,303
BX Commercial Mortgage Trust 2021-21M A, CME Term SOFR 1 Month + 0.8445%, 6.1735%, 10/15/36ž,‡	1,692,686	1,673,130
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 6.2435%, 2/15/36ž,‡	1,598,000	1,578,679
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 6.2435%, 2/15/36ž,‡	1,436,901	1,418,671
BX Commercial Mortgage Trust 2021-VOLT F, CME Term SOFR 1 Month + 2.5145%, 7.8433%, 9/15/36ž,‡	3,235,000	3,191,144
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 6.0780%, 4/15/39ž,‡	1,605,519	1,579,938
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 7.2688%, 11/15/28ž,‡	1,523,750	1,512,336
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 8.0178%, 11/15/28ž,‡	1,142,633	1,125,514
BX Commercial Mortgage Trust 2024-CNYN A, CME Term SOFR 1 Month + 1.4419%, 6.7707%, 4/15/29ž,‡	2,204,748	2,189,784
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.8114%, 7/16/29ž,‡	1,797,039	1,790,761
CBAM CLO Management 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 7.0862%, 1/22/35ž,‡	4,325,000	4,330,337
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.9488%, 9/15/38ž,‡	1,845,000	1,853,085
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	2,170,457	1,985,695
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	796,368	711,801
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	10,157,725	10,016,719
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28ž	47,354	47,145
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28ž	118,386	117,054
Chase Mortgage Finance Corp 2020-CL1 M1, CME Term SOFR 1 Month + 2.3645%, 7.7097%, 10/25/57ž,‡	2,714,963	2,733,828
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 0%, 7/17/37ž,‡	2,481,000	2,481,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
CIFC Funding Ltd 2016-1A BRR, CME Term SOFR 3 Month + 1.9616%, 7.2794%, 10/21/31ž,‡	$1,278,000	$1,280,175
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 7.1880%, 1/23/35ž,‡	1,432,000	1,433,426
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	553,952	546,319
Cold Storage Trust 2020-ICE5 A, CME Term SOFR 1 Month + 1.0145%, 6.3415%, 11/15/37ž,‡	3,282,205	3,271,814
Cold Storage Trust 2020-ICE5 B, CME Term SOFR 1 Month + 1.4145%, 6.7415%, 11/15/37ž,‡	1,683,863	1,677,249
Cold Storage Trust 2020-ICE5 C, CME Term SOFR 1 Month + 1.7645%, 7.0915%, 11/15/37ž,‡	1,690,744	1,686,100
COLEM Mortgage Trust 2022-HLNE A, 2.5430%, 4/12/42ž,‡	4,914,000	4,321,535
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 7.1410%, 6/17/41ž,‡	2,536,542	2,524,377
Connecticut Avenue Securities Trust 2021-R02 2M1, US 30 Day Average SOFR + 0.9000%, 6.2354%, 11/25/41ž,‡	818,068	817,509
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.3354%, 11/25/41ž,‡	4,397,000	4,423,859
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.9854%, 12/25/41ž,‡	951,000	956,311
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 8.4854%, 12/25/41ž,‡	1,759,000	1,807,330
Connecticut Avenue Securities Trust 2022-R01 1M2, US 30 Day Average SOFR + 1.9000%, 7.2354%, 12/25/41ž,‡	1,997,000	2,014,343
Connecticut Avenue Securities Trust 2022-R03 1M1, US 30 Day Average SOFR + 2.1000%, 7.4354%, 3/25/42ž,‡	1,403,770	1,425,097
Connecticut Avenue Securities Trust 2022-R04 1M1, US 30 Day Average SOFR + 2.0000%, 7.3354%, 3/25/42ž,‡	611,605	620,205
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 7.2354%, 4/25/42ž,‡	1,407,545	1,419,194
Connecticut Avenue Securities Trust 2023-R01 1M1, US 30 Day Average SOFR + 2.4000%, 7.7350%, 12/25/42ž,‡	761,211	783,090
Connecticut Avenue Securities Trust 2023-R03 2M1, US 30 Day Average SOFR + 2.5000%, 7.8354%, 4/27/43ž,‡	1,573,455	1,602,334
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 7.0354%, 7/27/43ž,‡	965,226	971,796
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 7.2850%, 9/25/43ž,‡	445,945	449,362
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.8354%, 10/26/43ž,‡	865,965	871,031
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 6.3854%, 1/25/44ž,‡	772,715	772,714
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 6.4850%, 3/25/44ž,‡	473,046	473,046
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 6.4237%, 5/25/44ž,‡	713,503	713,503
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	893,588	892,267
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	754,280	761,870
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	1,003,980	1,009,867
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	1,791,000	1,750,816
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	708,449	667,179
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	3,607,000	3,266,714
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	4,803,750	4,559,653
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40ž	1,548,000	1,588,087
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,459,617	1,489,504
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	2,114,000	1,907,296
Diamond Resorts Owner Trust 2021-1A A, 1.5100%, 11/21/33ž	388,277	370,104
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 6.5935%, 10/15/43ž,‡	3,929,000	3,751,981
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Elmwood CLO VIII Ltd 2019-2A AR, CME Term SOFR 3 Month + 1.4116%, 6.7362%, 4/20/34ž,‡	$740,000	$741,300
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	2,530,000	2,529,943
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27ž	2,687,000	2,694,501
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	684,481	668,195
Exeter Automobile Receivables Trust 2023-5A A2, 6.2000%, 4/15/26	1,117,929	1,118,844
Exeter Automobile Receivables Trust 2024-1A A2, 5.5300%, 10/15/26	1,550,680	1,549,542
Extended Stay America Trust 2021-ESH E, CME Term SOFR 1 Month + 2.9645%, 8.2935%, 7/15/38ž,‡	3,074,700	3,070,772
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	868,404	866,198
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	691,190	693,256
First Help Financial LLC 2024-2A A2, 5.8900%, 6/15/30ž	998,000	999,819
First Investors Auto Owner Trust 2022-1A A, 2.0300%, 1/15/27ž	593,547	585,591
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA2 M2, US 30 Day Average SOFR + 2.0500%, 7.3854%, 12/26/33ž,‡	2,480,242	2,526,145
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 7.4354%, 9/25/41ž,‡	361,621	363,664
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 7.4354%, 3/25/42ž,‡	534,733	539,543
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 7.6354%, 8/25/42ž,‡	615,228	629,785
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 7.4350%, 4/27/43ž,‡	1,380,113	1,406,058
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 7.3354%, 6/25/43ž,‡	1,449,520	1,459,105
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 7.1854%, 11/25/43ž,‡	799,430	810,151
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 A1, US 30 Day Average SOFR + 1.3500%, 6.6854%, 2/25/44ž,‡	576,389	578,196
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 6.5354%, 5/25/44ž,‡	1,027,306	1,029,024
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49ž,◊	793,579	758,862
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49ž,¤	5,943,869	1,009
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49ž,¤	1,996,887	562
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	4,455,999	3,696,752
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54ž,‡	1,757,914	1,765,301
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 7.0496%, 3/1/28ž,‡	558,000	560,188
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 7.0201%, 5/15/41ž,‡	2,209,000	2,205,695
Hertz Vehicle Financing LLC 2021-1A D, 3.9800%, 12/26/25ž	1,520,000	1,499,083
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39ž	1,085,178	1,031,807
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž	1,792,000	1,791,449
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	412,000	389,060
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	372,658	365,379
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68ž,Ç	856,933	849,466
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A, 3.2865%, 1/10/37ž	991,000	973,694
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B, 3.6401%, 1/10/37ž	2,560,000	2,494,589
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26ž	43,997	43,858
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	1,225,726	1,221,451
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 6.8911%, 6/15/26ž,‡	1,424,004	1,416,843
Lendbuzz Securitization Trust 2021-1A A, 1.4600%, 6/15/26ž	778,725	759,877
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	1,010,652	993,871
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	2,009,756	2,021,688
Lendbuzz Securitization Trust 2024-1A A2, 6.1900%, 8/15/29ž	2,135,000	2,134,840
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	836,000	839,348
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,454,356	1,464,855
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž	$586,465	$586,879
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 6.1435%, 3/15/38ž,‡	3,554,420	3,490,395
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 6.5435%, 3/15/38ž,‡	1,980,685	1,927,339
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 6.6241%, 5/16/39ž,‡	2,823,000	2,777,391
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 7.1228%, 5/16/39ž,‡	1,059,000	1,038,727
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	1,508,315	1,508,876
Marlette Funding Trust 2023-1A A, 6.0700%, 4/15/33ž	402,441	402,465
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	1,275,000	1,282,107
MED Trust 2021-MDLN E, CME Term SOFR 1 Month + 3.2645%, 8.5935%, 11/15/38ž,‡	2,634,357	2,632,604
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	1,613,856	1,503,534
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	1,534,972	1,295,890
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	700,380	664,985
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	2,674,000	2,692,467
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 6.2444%, 4/15/38ž,‡	2,670,108	2,646,922
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 6.7944%, 4/15/38ž,‡	1,507,518	1,491,739
Mission Lane Credit Card Master Trust 2023-A A, 7.2300%, 7/17/28ž	2,136,000	2,145,793
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 7.0588%, 3/15/39ž,‡	855,000	847,020
Neuberger Berman CLO Ltd 2019-33A BR, CME Term SOFR 3 Month + 1.8616%, 7.1893%, 10/17/33ž,‡	3,800,000	3,801,877
New Residential Mortgage Loan Trust 2024-RTL1 A1, 6.6640%, 3/25/39ž,Ç	2,019,946	2,035,022
NMEF Funding LLC 2022-A A2, 2.5800%, 10/16/28ž	465,214	462,743
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.9701%, 3/15/41ž,‡	2,673,000	2,664,166
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	246,678	238,271
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	408,408	385,060
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	1,023,585	958,776
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34ž	687,777	687,660
Oasis Securitization 2023-1A A, 7.0000%, 2/15/35ž	1,827,316	1,823,811
OCCU Auto Receivables Trust 2023-1A A3, 6.2300%, 6/15/28ž	1,784,000	1,803,642
Oceanview Mortgage Trust 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	1,766,919	1,633,700
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	1,696,290	1,573,988
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51ž,‡	888,653	746,945
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	2,677,445	2,261,215
OCP CLO Ltd 2015-10A BR2, CME Term SOFR 3 Month + 1.9116%, 7.2361%, 1/26/34ž,‡	2,686,000	2,686,145
Octagon Investment Partners 48 Ltd 2020-3A BR, CME Term SOFR 3 Month + 1.8616%, 7.1862%, 10/20/34ž,‡	527,000	527,511
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	3,548,485	2,945,550
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	1,504,987	1,230,088
Onslow Bay Financial LLC 2024-NQM4 A3, 6.3210%, 1/25/64ž,Ç	441,703	440,352
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29ž	81,551	81,124
Pawnee Equipment Receivables 2021-1 A2, 1.1000%, 7/15/27ž	499,486	494,785
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53ž,Ç	1,942,261	1,971,891
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26ž,Ç	1,470,740	1,429,703
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26ž,Ç	1,449,259	1,407,178
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	2,157,727	2,123,680
PRP Advisors LLC 2024-2 A1, 7.0260%, 3/25/29ž,Ç	1,158,176	1,185,513
PRP Advisors LLC 2024-3 A1, 6.9940%, 5/25/29ž,Ç	2,414,334	2,414,385
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	673,182	638,639
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Rad CLO Ltd 2023-21A C, CME Term SOFR 3 Month + 2.5500%, 7.8736%, 1/25/33ž,‡	$2,327,710	$2,342,170
Reach Financial LLC 2021-1A B, 2.1700%, 5/15/29ž	1,458,317	1,445,200
Reach Financial LLC 2024-1A A, 6.3000%, 2/18/31ž	745,906	747,678
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 0%, 7/17/37ž,‡	2,519,969	2,519,969
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	381,741	398,371
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	1,201,654	1,237,879
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	777,534	775,531
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	845,610	859,005
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	2,614,000	2,620,862
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	1,265,000	1,275,309
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,‡	1,422,000	1,421,974
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	1,060,397	1,048,748
Santander Bank Auto Credit-Linked Notes 2021-1A C, 3.2680%, 12/15/31ž	145,926	144,561
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	688,456	684,838
Santander Bank Auto Credit-Linked Notes 2023-B A2, 5.6440%, 12/15/33ž	1,980,372	1,987,529
Santander Bank Auto Credit-Linked Notes 2024-A B, 5.6220%, 6/15/32ž	2,210,000	2,205,130
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	2,130,566	2,097,312
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37ž	552,607	526,556
Signal Peak CLO LLC 2022-12A A1, 7.1207%, 7/10/28ž,‡	2,616,000	2,714,317
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3290%, 1/15/39ž,‡	2,805,000	2,770,086
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46ž	1,220,253	1,120,315
Sound Point CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.3416%, 6.6662%, 1/20/32ž,‡	2,136,000	2,136,995
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 6.1741%, 11/15/38ž,‡	3,096,408	3,071,739
Stack Infrastructure Issuer LLC 2024-1A A2, 5.9000%, 3/25/49ž	865,000	854,795
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	1,278,485	1,375,106
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	1,847,091	1,847,236
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29ž	1,008,372	1,015,616
THL Credit Wind River CLO Ltd 2014-1A ARR, CME Term SOFR 3 Month + 1.3116%, 6.6385%, 7/18/31ž,‡	3,243,373	3,243,879
Tricolor Auto Securitization Trust 2023-1A A, 6.4800%, 8/17/26ž	390,150	390,330
Tricolor Auto Securitization Trust 2024-1A A, 6.6100%, 10/15/27ž	808,853	810,648
Tricolor Auto Securitization Trust 2024-2A A, 6.3600%, 12/15/27ž	1,209,900	1,210,434
TTAN 2021-MHC A, CME Term SOFR 1 Month + 0.9645%, 6.2935%, 3/15/38ž,‡	1,297,020	1,289,479
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	758,943	783,053
TYSN 2023-CRNR Mortgage Trust 2023-CRNR B, 6.7991%, 12/10/33ž,‡	1,530,716	1,508,857
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26ž	657,473	653,221
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32ž	461,332	459,013
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32ž	10,919	10,907
US Bank National Association 2023-1 B, 6.7890%, 8/25/32ž	1,406,669	1,412,237
USASF Receivables LLC 2021-1A C, 2.2000%, 5/15/26ž	1,896,952	1,864,644
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	2,652,000	2,512,688
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 6.3435%, 7/15/39ž,‡	1,260,000	1,169,626
Verus Securitization Trust 2020-1, 3.6420%, 1/25/60ž,Ç	1,950,425	1,873,364
VMC Finance LLC 2021-HT1 A, CME Term SOFR 1 Month + 1.7645%, 7.0964%, 1/19/37ž,‡	741,295	726,455
WB Commercial Mortgage Trust 2024-HQ A, 6.1344%, 3/15/40ž,‡	1,248,000	1,244,730
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	332,039	318,260
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26ž	1,737,986	1,739,672
Westlake Automobile Receivable Trust 2023-4A A2, 6.2300%, 1/15/27ž	2,589,857	2,594,219
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	1,130,339	1,045,967
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	961,368	965,522
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43ž,‡	1,473,325	1,488,582
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	2,598,578	2,632,413
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	$1,049,950	$1,046,003
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	3,310,931	3,353,533
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	1,084,588	1,093,755
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $333,258,833)		328,959,747
Bank Loans and Mezzanine Loans – 2.6%
Capital Goods – 0.5%
EMRLD Borrower LP, CME Term SOFR 1 Month + 2.50000%, 7.8291%, 6/18/31ƒ,‡	3,369,659	3,365,447
Consumer Non-Cyclical – 0.4%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.25000%, 7.5887%, 6/26/31ƒ,‡	1,260,000	1,263,150
Medline Borrower LP, CME Term SOFR 1 Month + 2.25000%, 7.5779%, 10/23/28ƒ,‡	1,763,000	1,763,000
		3,026,150
Industrial – 0.6%
AECOM Technology, CME Term SOFR 1 Month + 1.8750%, 7.2189%, 4/17/31‡	1,846,000	1,855,618
APi Group DE Inc, CME Term SOFR 1 Month + 2.0000%, 7.3439%, 12/18/28‡	2,440,137	2,437,306
		4,292,924
Technology – 0.4%
SS&C Technologies Inc, CME Term SOFR 1 Month + 2.0000%, 7.3439%, 5/9/31‡	3,063,329	3,094,282
Transportation – 0.7%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 2.0000%, 7.3346%, 4/10/31‡	4,786,968	4,780,362
Total Bank Loans and Mezzanine Loans (cost $18,524,463)		18,559,165
Corporate Bonds – 40.1%
Banking – 10.3%
American Express Co, SOFR + 1.3300%, 6.3380%, 10/30/26‡	2,284,000	2,306,428
American Express Co, SOFR + 1.0000%, 5.0980%, 2/16/28‡	1,878,000	1,869,632
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,851,000	2,936,040
Bank of America NA, 5.5260%, 8/18/26	6,452,000	6,497,811
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30ž,‡	2,447,000	2,421,370
BNP Paribas SA, USD SWAP SEMI 30/360 5YR + 5.1500%, 7.3750%ž,‡,μ	5,148,000	5,135,156
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡,#	1,462,000	1,468,953
Danske Bank A/S, US Treasury Yield Curve Rate 1 Year + 2.1000%, 6.4660%, 1/9/26ž,‡	6,589,000	6,606,742
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,256,000	1,287,511
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	2,448,000	2,475,168
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	6,763,000	6,673,100
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	1,557,000	1,548,573
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	4,909,000	4,925,474
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,918,000	1,911,775
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	2,175,000	2,188,416
Morgan Stanley Bank NA, 4.7540%, 4/21/26	2,138,000	2,118,734
PNC Financial Services Group Inc/The, SOFR + 1.7300%, 6.6150%, 10/20/27‡	5,774,000	5,914,256
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡,#	2,484,000	2,501,398
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	1,123,000	1,120,075
UBS Group AG, US Treasury Yield Curve Rate 1 Year + 1.5200%, 5.4280%, 2/8/30ž,‡	2,009,000	2,005,011
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	2,970,000	2,977,957
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	2,972,189
Wells Fargo & Co, SOFR + 1.5000%, 5.1980%, 1/23/30‡	3,382,000	3,367,800
		73,229,569
Basic Industry – 1.0%
Celanese US Holdings LLC, 6.3500%, 11/15/28	6,012,000	6,177,214
Novelis Corp, 3.2500%, 11/15/26ž	1,031,000	970,175
		7,147,389
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Brokerage – 1.6%
Charles Schwab Corp, 5.8750%, 8/24/26	$6,336,000	$6,408,819
LPL Holdings Inc, 5.7000%, 5/20/27	4,883,000	4,902,306
		11,311,125
Capital Goods – 4.0%
Amphenol Corp, 5.0500%, 4/5/29#	3,086,000	3,095,254
BAE Systems PLC, 5.1250%, 3/26/29ž	1,787,000	1,779,043
Boeing Co/The, 6.2590%, 5/1/27ž	2,422,000	2,438,373
Boeing Co/The, 6.2980%, 5/1/29ž	3,176,000	3,220,655
Nordson Corp, 5.6000%, 9/15/28	3,080,000	3,116,856
Regal Rexnord Corp, 6.0500%, 2/15/26	1,890,000	1,894,631
Regal Rexnord Corp, 6.0500%, 4/15/28	1,518,000	1,536,237
RTX Corp, 5.7500%, 11/8/26	5,001,000	5,054,450
TransDigm Inc, 6.3750%, 3/1/29ž	2,419,000	2,431,199
WESCO Distribution Inc, 6.3750%, 3/15/29ž	3,457,000	3,469,490
		28,036,188
Communications – 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.0500%, 3/30/29	5,673,000	5,455,683
T-Mobile USA Inc, 4.8500%, 1/15/29	1,317,000	1,300,642
		6,756,325
Consumer Cyclical – 2.3%
CBRE Services Inc, 5.5000%, 4/1/29	4,875,000	4,900,312
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	3,531,000	3,518,597
LKQ Corp, 5.7500%, 6/15/28	4,169,000	4,208,272
Lowe's Cos Inc, 3.3500%, 4/1/27	916,000	873,941
ZF North America Capital Inc, 6.7500%, 4/23/30ž	2,532,000	2,578,693
		16,079,815
Consumer Non-Cyclical – 4.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	1,938,000	1,947,188
GE HealthCare Technologies Inc, 5.6000%, 11/15/25	3,053,000	3,054,024
HCA Inc, 5.3750%, 2/1/25	1,308,000	1,303,579
HCA Inc, 5.8750%, 2/15/26	684,000	684,908
HCA Inc, 5.2000%, 6/1/28	1,262,000	1,257,002
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	2,346,000	2,490,185
Illumina Inc, 5.8000%, 12/12/25	2,951,000	2,954,224
IQVIA Inc, 6.2500%, 2/1/29	1,818,000	1,868,524
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 2.5000%, 1/15/27	4,222,000	3,928,351
Mattel Inc, 3.7500%, 4/1/29ž	3,395,000	3,130,986
Smith & Nephew PLC, 5.1500%, 3/20/27	692,000	689,694
Solventum Corp, 5.4500%, 2/25/27ž	1,387,000	1,385,647
Solventum Corp, 5.4000%, 3/1/29ž	2,684,000	2,675,810
Universal Health Services Inc, 2.6500%, 10/15/30	4,735,000	4,042,488
		31,412,610
Electric – 2.2%
Georgia Power Co, 4.6500%, 5/16/28	2,005,000	1,974,027
Liberty Utilities Co, 5.5770%, 1/31/29ž	3,046,000	3,058,701
National Grid PLC, 5.6020%, 6/12/28	1,558,000	1,573,171
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24ž	1,229,000	1,227,065
Southern California Edison Co, 5.8500%, 11/1/27	2,077,000	2,117,428
Xcel Energy Inc, 4.0000%, 6/15/28	5,589,000	5,326,412
		15,276,804
Energy – 2.4%
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž,#	1,572,000	1,584,521
DT Midstream Inc, 4.1250%, 6/15/29ž	5,499,000	5,080,229
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	2,197,000	2,227,236
Occidental Petroleum Corp, 8.8750%, 7/15/30	840,000	967,342
Occidental Petroleum Corp, 6.6250%, 9/1/30	1,596,000	1,673,759
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
Sunoco LP, 7.0000%, 5/1/29ž	$3,543,000	$3,631,161
Targa Resources Partners LP / Targa Resources Partners Finance Corp, 6.5000%, 7/15/27	1,643,000	1,654,726
		16,818,974
Finance Companies – 3.9%
Air Lease Corp, 0.8000%, 8/18/24	3,072,000	3,051,685
Ares Capital Corp, 7.0000%, 1/15/27	3,793,000	3,856,607
Avolon Holdings Funding Ltd, 4.2500%, 4/15/26ž	2,351,000	2,283,499
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26ž	3,354,000	3,152,884
Blackstone Private Credit Fund, 7.3000%, 11/27/28ž	1,829,000	1,895,271
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	3,753,000	3,725,728
Castlelake Aviation Finance DAC, 5.0000%, 4/15/27ž	2,999,000	2,894,078
Owl Rock Capital Corp, 3.1250%, 4/13/27	4,908,000	4,490,085
Sixth Street Lending Partners, 6.5000%, 3/11/29ž	2,605,000	2,575,363
		27,925,200
Government Guarantee – 0.2%
Electricite de France SA, 5.7000%, 5/23/28ž	1,520,000	1,535,334
Insurance – 3.3%
Aon North America Inc, 5.1500%, 3/1/29	3,327,000	3,317,721
Centene Corp, 4.2500%, 12/15/27	13,752,000	13,125,462
Corebridge Financial Inc, 3.5000%, 4/4/25	2,625,000	2,581,311
Health Care Service Corp, 5.2000%, 6/15/29ž	4,244,000	4,225,710
		23,250,204
Professional Services – 0.7%
Jacobs Engineering Group Inc, 6.3500%, 8/18/28	5,024,000	5,182,430
Real Estate Investment Trusts (REITs) – 0.6%
American Tower Trust I, 5.4900%, 3/15/28ž	4,241,000	4,253,460
Technology – 2.3%
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	2,041,000	2,040,270
Foundry JV Holdco LLC, 5.9000%, 1/25/30ž	6,149,000	6,236,854
Marvell Technology Inc, 5.7500%, 2/15/29#	4,791,000	4,891,402
MSCI Inc, 4.0000%, 11/15/29ž	3,430,000	3,204,772
		16,373,298
Total Corporate Bonds (cost $284,906,280)		284,588,725
Mortgage-Backed Securities – 4.8%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	4,857,000	4,130,777
Fannie Mae Pool:
4.0000%, 11/1/48	522,569	485,405
4.0000%, 12/1/48	81,399	75,610
4.0000%, 6/1/49	64,945	60,244
4.5000%, 6/1/49	27,257	26,065
4.5000%, 8/1/49	42,356	40,503
4.5000%, 1/1/50	56,230	53,765
4.0000%, 9/1/50	1,631,525	1,513,437
4.5000%, 12/1/50	738,685	706,306
4.0000%, 1/1/51	829,842	769,779
4.0000%, 3/1/51	4,378,363	4,061,462
4.0000%, 3/1/51	83,704	77,646
4.0000%, 3/1/51	42,114	39,119
4.0000%, 10/1/51	621,730	576,730
3.0000%, 3/1/52	929,060	800,217
3.0000%, 4/1/52	785,979	678,370
3.0000%, 4/1/52	679,398	584,916
3.5000%, 4/1/52	693,555	623,028
3.5000%, 4/1/52	362,474	326,112
3.5000%, 4/1/52	210,849	189,408
3.5000%, 4/1/52	127,191	114,442
3.5000%, 4/1/52	109,511	98,526
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 4/1/52	$131,041	$123,717
4.5000%, 4/1/52	110,906	104,707
4.5000%, 4/1/52	63,579	60,015
4.5000%, 4/1/52	57,752	54,515
4.5000%, 4/1/52	50,468	47,639
4.5000%, 4/1/52	32,500	30,679
4.5000%, 5/1/52	176,006	166,140
3.0000%, 6/1/52	1,549,223	1,328,576
3.5000%, 7/1/52	2,633,849	2,360,318
5.0000%, 10/1/52	558,647	543,146
5.0000%, 10/1/52	245,774	238,954
4.5000%, 7/1/53	592,867	566,143
5.0000%, 7/1/53	203,272	199,679
5.5000%, 7/1/53	907,736	895,148
4.5000%, 8/1/53	383,414	366,131
5.0000%, 9/1/53	229,382	224,819
5.5000%, 11/1/53	409,029	410,800
5.0000%, 12/1/53	108,744	106,657
6.0000%, 1/1/54	53,985	55,337
5.5000%, 3/1/54	736,258	739,245
6.0000%, 3/1/54	44,893	45,902
6.0000%, 4/1/54	159,335	162,255
6.0000%, 5/1/54	1,243,807	1,260,389
		21,992,001
Freddie Mac Pool:
4.0000%, 11/1/48	47,154	43,800
4.5000%, 6/1/49	35,109	33,504
4.5000%, 7/1/49	281,925	269,040
4.5000%, 7/1/49	44,757	42,798
4.5000%, 8/1/49	250,660	239,205
4.5000%, 1/1/50	173,816	165,873
4.5000%, 1/1/50	48,565	46,436
4.0000%, 3/1/50	554,497	515,063
4.5000%, 9/1/50	1,612,323	1,543,039
4.0000%, 10/1/50	112,517	104,373
2.5000%, 8/1/51	1,119,426	924,273
2.5000%, 2/1/52	94,229	77,555
4.5000%, 3/1/52	27,293	25,767
3.5000%, 4/1/52	81,660	73,468
3.5000%, 4/1/52	77,517	69,747
3.5000%, 7/1/52	1,013,837	908,547
5.0000%, 10/1/52	1,099,328	1,068,824
5.0000%, 10/1/52	33,883	32,943
5.0000%, 7/1/53	245,794	241,304
5.0000%, 9/1/53	71,751	70,266
5.5000%, 9/1/53	291,003	292,086
6.0000%, 9/1/53	90,972	93,062
5.5000%, 4/1/54	196,785	197,583
6.0000%, 4/1/54	903,468	915,512
		7,994,068
Total Mortgage-Backed Securities (cost $35,559,025)		34,116,846
United States Treasury Notes/Bonds – 4.5%
3.1250%, 8/15/25	4,110,000	4,023,786
4.6250%, 6/15/27	4,026,000	4,037,638
4.5000%, 5/31/29	23,386,300	23,545,251
Total United States Treasury Notes/Bonds (cost $31,487,541)		31,606,675
Investment Companies – 3.0%
Money Markets – 3.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $20,954,641)	20,950,451	20,954,642
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	2,897,014	$2,897,014
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 7/1/24	$724,254	724,254
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,621,268)		3,621,268
Total Investments (total cost $728,312,051) – 101.9%		722,407,068
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(13,429,549)
Net Assets – 100%		$708,977,519

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$688,131,033	95.2%
France	9,091,860	1.3
Denmark	6,606,742	0.9
Ireland	5,436,383	0.7
United Kingdom	4,041,908	0.6
Germany	2,578,693	0.4
Netherlands	2,475,168	0.3
Canada	2,040,270	0.3
Switzerland	2,005,011	0.3
Total	$722,407,068	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 3.0%
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$27,396,668	$359,861,935	$(366,303,648)	$349	$(662)	$20,954,642	20,950,451	$835,318
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	-	19,831,413	(16,934,399)	-	-	2,897,014	2,897,014	4,660 ∆
Total Affiliated Investments - 3.4%
	$27,396,668	$379,693,348	$(383,238,047)	$349	$(662)	$23,851,656	23,847,465	$839,978

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,616	10/3/24	$330,017,500	$1,148,882
Futures Short:
10 Year US Treasury Note	113	9/30/24	(12,428,234)	(213,257)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
5 Year US Treasury Note	1,103	10/3/24	$(117,555,672)	$(1,228,246)
Ultra 10-Year Treasury Note	1	9/30/24	(113,531)	(2,401)
US Treasury Long Bond	173	9/30/24	(20,468,063)	(639,035)
Total - Futures Short				(2,082,939)
Total				$(934,057)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$1,148,882
Liability Derivatives:
*Futures contracts	$2,082,939

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended June 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended June 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(5,357,039)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$3,882,172
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2024
Futures contracts:
Average notional amount of contracts - long	$464,447,576
Average notional amount of contracts - short	113,982,554
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2024

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$3,474,068	$—	$(3,474,068)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Notes to Schedule of Investments and Other Information

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2024 is
$419,317,985, which represents 59.1% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Janus Investment Fund | 13

Janus Henderson Short Duration Flexible Bond Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$328,959,747	$-
Bank Loans and Mezzanine Loans	-	18,559,165	-
Corporate Bonds	-	284,588,725	-
Mortgage-Backed Securities	-	34,116,846	-
United States Treasury Notes/Bonds	-	31,606,675	-
Investment Companies	-	20,954,642	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,621,268	-
Total Investments in Securities	$-	$722,407,068	$-
Other Financial Instruments(a):
Futures Contracts	1,148,882	-	-
Total Assets	$1,148,882	$722,407,068	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$2,082,939	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

14 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $704,460,396)(1)	$698,555,412
Affiliated investments, at value (cost $23,851,655)	23,851,656
Cash	17,796
Deposits with brokers for futures	2,649,000
Variation margin receivable on futures contracts	324,141
Trustees' deferred compensation	19,495
Receivables:
Interest	5,246,748
Fund shares sold	219,747
Dividends from affiliates	81,679
Other assets	31,641
Total Assets	730,997,315
Liabilities:
Collateral for securities loaned (Note 3)	3,621,268
Variation margin payable on futures contracts	37,876
Payables:
Investments purchased	11,392,249
TBA investments purchased	4,137,748
Fund shares repurchased	2,255,200
Advisory fees	136,085
Transfer agent fees and expenses	116,538
Dividends	105,882
Professional fees	68,728
Trustees' deferred compensation fees	19,495
12b-1 Distribution and shareholder servicing fees	14,704
Trustees' fees and expenses	4,093
Affiliated fund administration fees payable	1,477
Custodian fees	801
Accrued expenses and other payables	107,652
Total Liabilities	22,019,796
Commitments and contingent liabilities (Note 4)
Net Assets	$708,977,519
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Short Duration Flexible Bond Fund
Statement of Assets and Liabilities
June 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$804,641,216
Total distributable earnings (loss)	(95,663,697)
Total Net Assets	$708,977,519
Net Assets - Class A Shares	$34,090,166
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,954,571
Net Asset Value Per Share(2)	$2.85
Maximum Offering Price Per Share(3)	$2.92
Net Assets - Class C Shares	$9,135,365
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,208,940
Net Asset Value Per Share(2)	$2.85
Net Assets - Class D Shares	$141,411,052
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	49,548,733
Net Asset Value Per Share	$2.85
Net Assets - Class I Shares	$317,302,060
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	111,315,772
Net Asset Value Per Share	$2.85
Net Assets - Class N Shares	$11,647,073
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,109,836
Net Asset Value Per Share	$2.83
Net Assets - Class S Shares	$328,605
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	115,380
Net Asset Value Per Share	$2.85
Net Assets - Class T Shares	$195,063,198
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	68,331,209
Net Asset Value Per Share	$2.85

(1)	Includes $3,474,068 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/97.50 of net asset value.
See Notes to Financial Statements.
16 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Interest	$38,682,864
Dividends from affiliates	835,318
Affiliated securities lending income, net	4,660
Unaffiliated securities lending income, net	1,165
Other income	160,094
Total Investment Income	39,684,101
Expenses:
Advisory fees	3,331,371
12b-1 Distribution and shareholder servicing fees:
Class A Shares	96,898
Class C Shares	106,984
Class S Shares	865
Transfer agent administrative fees and expenses:
Class D Shares	162,028
Class S Shares	865
Class T Shares	526,267
Transfer agent networking and omnibus fees:
Class A Shares	21,616
Class C Shares	7,466
Class I Shares	486,836
Other transfer agent fees and expenses:
Class A Shares	2,243
Class C Shares	553
Class D Shares	28,254
Class I Shares	18,044
Class N Shares	926
Class S Shares	28
Class T Shares	3,975
Shareholder reports expense	121,243
Registration fees	110,242
Professional fees	79,112
Affiliated fund administration fees	18,928
Custodian fees	17,640
Trustees' fees and expenses	15,721
Other expenses	148,539
Total Expenses	5,306,644
Less: Excess Expense Reimbursement and Waivers	(1,193,571)
Net Expenses	4,113,073
Net Investment Income/(Loss)	35,571,028
Net Realized Gain/(Loss) on Investments:
Investments	(5,353,502)
Investments in affiliates	349
Futures contracts	(5,357,039)
Total Net Realized Gain/(Loss) on Investments	(10,710,192)
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	18,686,829
Investments in affiliates	(662)
Futures contracts	3,882,172
Total Change in Unrealized Net Appreciation/Depreciation	22,568,339
Net Increase/(Decrease) in Net Assets Resulting from Operations	$47,429,175
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Short Duration Flexible Bond Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$35,571,028	$26,320,722
Net realized gain/(loss) on investments	(10,710,192)	(36,854,228)
Change in unrealized net appreciation/depreciation	22,568,339	23,677,403
Net Increase/(Decrease) in Net Assets Resulting from Operations	47,429,175	13,143,897
Dividends and Distributions to Shareholders:
Class A Shares	(1,771,013)	(1,529,388)
Class C Shares	(428,590)	(312,077)
Class D Shares	(6,786,523)	(4,662,092)
Class I Shares	(16,157,720)	(12,057,650)
Class N Shares	(958,095)	(824,681)
Class S Shares	(15,232)	(9,940)
Class T Shares	(9,794,173)	(7,453,470)
Net Decrease from Dividends and Distributions to Shareholders	(35,911,346)	(26,849,298)
Capital Share Transactions:
Class A Shares	(12,362,022)	(19,681,125)
Class C Shares	(3,927,021)	(3,910,070)
Class D Shares	(7,217,891)	(23,774,024)
Class I Shares	(56,133,972)	(68,623,946)
Class N Shares	(14,523,254)	(18,450,692)
Class S Shares	(57,677)	15,663
Class T Shares	(39,491,011)	(59,379,905)
Net Increase/(Decrease) from Capital Share Transactions	(133,712,848)	(193,804,099)
Net Increase/(Decrease) in Net Assets	(122,195,019)	(207,509,500)
Net Assets:
Beginning of period	831,172,538	1,038,682,038
End of period	$708,977,519	$831,172,538
See Notes to Financial Statements.
18 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.81	$2.85	$3.08	$3.06	$3.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.08	0.03	0.05	0.06
Net realized and unrealized gain/(loss)	0.04	(0.04)	(0.22)	0.02	0.05
Total from Investment Operations	0.17	0.04	(0.19)	0.07	0.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.08)	(0.04)	(0.05)	(0.07)
Total Dividends and Distributions	(0.13)	(0.08)	(0.04)	(0.05)	(0.07)
Net Asset Value, End of Period	$2.85	$2.81	$2.85	$3.08	$3.06
Total Return*	6.16%	1.39%	(6.28)%	2.30%	3.57%
Net Assets, End of Period (in thousands)	$34,090	$45,842	$66,254	$77,673	$65,066
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%	0.83%	0.78%	0.78%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.70%	0.71%	0.74%	0.74%
Ratio of Net Investment Income/(Loss)	4.49%	2.68%	1.06%	1.51%	2.10%
Portfolio Turnover Rate	105% (2)	118% (2)	94% (2)	112% (2)	121%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.80	$2.84	$3.08	$3.05	$3.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.06	0.01	0.03	0.04
Net realized and unrealized gain/(loss)	0.05	(0.04)	(0.23)	0.03	0.04
Total from Investment Operations	0.16	0.02	(0.22)	0.06	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.06)	(0.02)	(0.03)	(0.04)
Total Dividends and Distributions	(0.11)	(0.06)	(0.02)	(0.03)	(0.04)
Net Asset Value, End of Period	$2.85	$2.80	$2.84	$3.08	$3.05
Total Return*	5.79%	0.75%	(7.27)%	2.04%	2.84%
Net Assets, End of Period (in thousands)	$9,135	$12,886	$16,947	$23,656	$27,296
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.55%	1.48%	1.51%	1.37%	1.53%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.41%	1.33%	1.42%	1.32%	1.47%
Ratio of Net Investment Income/(Loss)	3.79%	2.08%	0.34%	0.93%	1.37%
Portfolio Turnover Rate	105% (2)	118% (2)	94% (2)	112% (2)	121%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
20 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.81	$2.85	$3.08	$3.06	$3.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.08	0.04	0.05	0.07
Net realized and unrealized gain/(loss)	0.04	(0.04)	(0.23)	0.03	0.04
Total from Investment Operations	0.17	0.04	(0.19)	0.08	0.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.08)	(0.04)	(0.06)	(0.07)
Total Dividends and Distributions	(0.13)	(0.08)	(0.04)	(0.06)	(0.07)
Net Asset Value, End of Period	$2.85	$2.81	$2.85	$3.08	$3.06
Total Return*	6.35%	1.56%	(6.12)%	2.47%	3.74%
Net Assets, End of Period (in thousands)	$141,411	$146,435	$172,562	$207,596	$191,666
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.66%	0.67%	0.63%	0.63%	0.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.52%	0.53%	0.54%	0.57%	0.58%
Ratio of Net Investment Income/(Loss)	4.71%	2.88%	1.23%	1.68%	2.25%
Portfolio Turnover Rate	105% (2)	118% (2)	94% (2)	112% (2)	121%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.81	$2.85	$3.08	$3.05	$3.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.08	0.04	0.05	0.07
Net realized and unrealized gain/(loss)	0.05	(0.03)	(0.23)	0.04	0.03
Total from Investment Operations	0.18	0.05	(0.19)	0.09	0.10
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.09)	(0.04)	(0.06)	(0.07)
Total Dividends and Distributions	(0.14)	(0.09)	(0.04)	(0.06)	(0.07)
Net Asset Value, End of Period	$2.85	$2.81	$2.85	$3.08	$3.05
Total Return*	6.42%	1.63%	(6.08)%	2.82%	3.42%
Net Assets, End of Period (in thousands)	$317,302	$368,402	$442,881	$421,533	$380,901
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.66%	0.61%	0.60%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.45%	0.46%	0.49%	0.56%	0.56%
Ratio of Net Investment Income/(Loss)	4.76%	2.94%	1.28%	1.69%	2.27%
Portfolio Turnover Rate	105% (2)	118% (2)	94% (2)	112% (2)	121%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
22 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.79	$2.84	$3.07	$3.05	$3.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.08	0.04	0.06	0.07
Net realized and unrealized gain/(loss)	0.04	(0.04)	(0.22)	0.02	0.05
Total from Investment Operations	0.18	0.04	(0.18)	0.08	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.09)	(0.05)	(0.06)	(0.08)
Total Dividends and Distributions	(0.14)	(0.09)	(0.05)	(0.06)	(0.08)
Net Asset Value, End of Period	$2.83	$2.79	$2.84	$3.07	$3.05
Total Return*	6.49%	1.33%	(6.03)%	2.61%	3.89%
Net Assets, End of Period (in thousands)	$11,647	$25,912	$45,088	$15,816	$17,144
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.52%	0.53%	0.50%	0.50%	0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.39%	0.40%	0.41%	0.44%	0.44%
Ratio of Net Investment Income/(Loss)	4.78%	2.83%	1.39%	1.80%	2.34%
Portfolio Turnover Rate	105% (2)	118% (2)	94% (2)	112% (2)	121%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.80	$2.85	$3.07	$3.05	$3.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.07	0.03	0.04	0.06
Net realized and unrealized gain/(loss)	0.05	(0.05)	(0.22)	0.02	0.04
Total from Investment Operations	0.17	0.02	(0.19)	0.06	0.10
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.07)	(0.03)	(0.04)	(0.06)
Total Dividends and Distributions	(0.12)	(0.07)	(0.03)	(0.04)	(0.06)
Net Asset Value, End of Period	$2.85	$2.80	$2.85	$3.07	$3.05
Total Return*	6.35%	0.84%	(6.16)%	2.12%	3.39%
Net Assets, End of Period (in thousands)	$329	$381	$371	$660	$791
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.86%	1.82%	1.46%	1.43%	1.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.88%	0.90%	0.92%	0.93%
Ratio of Net Investment Income/(Loss)	4.33%	2.55%	0.87%	1.32%	1.88%
Portfolio Turnover Rate	105% (2)	118% (2)	94% (2)	112% (2)	121%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
24 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.81	$2.85	$3.08	$3.06	$3.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.08	0.03	0.05	0.06
Net realized and unrealized gain/(loss)	0.04	(0.04)	(0.22)	0.02	0.05
Total from Investment Operations	0.17	0.04	(0.19)	0.07	0.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.08)	(0.04)	(0.05)	(0.07)
Total Dividends and Distributions	(0.13)	(0.08)	(0.04)	(0.05)	(0.07)
Net Asset Value, End of Period	$2.85	$2.81	$2.85	$3.08	$3.06
Total Return*	6.23%	1.45%	(6.23)%	2.36%	3.63%
Net Assets, End of Period (in thousands)	$195,063	$231,314	$294,579	$403,560	$427,052
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.75%	0.77%	0.73%	0.73%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.64%	0.65%	0.69%	0.69%
Ratio of Net Investment Income/(Loss)	4.58%	2.75%	1.10%	1.56%	2.14%
Portfolio Turnover Rate	105% (2)	118% (2)	94% (2)	112% (2)	121%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Short Duration Flexible Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks as high a level of current income as is consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
26 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Janus Investment Fund | 27

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice,
28 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended June 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
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•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
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With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3.
Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of June 30, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the
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borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms,
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achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is
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always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $3,474,068. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2024 is $3,621,268, resulting in the net amount due to the counterparty of $147,200.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
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The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.44% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.39%. In addition, the Adviser shall reimburse or waive administrative services fees, networking/omnibus fees and out-of-pocket transfer agency costs payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class' average daily net assets. The Adviser has agreed to continue the waivers for at least one-year commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other
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Notes to Financial Statements
financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 2.50% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $473.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $210.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation and derivatives. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$294,751	$-	$(88,243,841)	$-	$(19,493)	$(7,695,114)
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(48,002,157)	$(40,241,684)	$(88,243,841)
Janus Investment Fund | 37

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$730,102,182	$2,874,514	$(10,569,628)	$(7,695,114)
Information on the tax components of derivatives as of June 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(934,057)	$-	$-	$-
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$35,911,346	$-	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$26,849,298	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
38 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,188,733	$3,370,622	4,927,559	$13,955,715
Reinvested dividends and distributions	489,180	1,386,539	451,629	1,279,551
Shares repurchased	(6,045,129)	(17,119,183)	(12,302,306)	(34,916,391)
Net Increase/(Decrease)	(4,367,216)	$(12,362,022)	(6,923,118)	$(19,681,125)
Class C Shares:
Shares sold	928,524	$2,630,591	2,781,745	$7,842,642
Reinvested dividends and distributions	146,009	413,295	104,725	296,109
Shares repurchased	(2,462,539)	(6,970,907)	(4,246,434)	(12,048,821)
Net Increase/(Decrease)	(1,388,006)	$(3,927,021)	(1,359,964)	$(3,910,070)
Class D Shares:
Shares sold	5,289,637	$14,988,881	4,940,410	$14,021,646
Reinvested dividends and distributions	2,310,892	6,561,296	1,591,642	4,513,086
Shares repurchased	(10,150,454)	(28,768,068)	(14,930,024)	(42,308,756)
Net Increase/(Decrease)	(2,549,925)	$(7,217,891)	(8,397,972)	$(23,774,024)
Class I Shares:
Shares sold	22,602,745	$63,977,378	31,934,370	$90,429,441
Reinvested dividends and distributions	5,522,585	15,649,072	4,069,555	11,528,791
Shares repurchased	(48,049,415)	(135,760,422)	(60,224,738)	(170,582,178)
Net Increase/(Decrease)	(19,924,085)	$(56,133,972)	(24,220,813)	$(68,623,946)
Class N Shares:
Shares sold	3,789,294	$10,692,613	4,787,805	$13,543,586
Reinvested dividends and distributions	339,876	958,026	292,647	824,510
Shares repurchased	(9,302,988)	(26,173,893)	(11,670,942)	(32,818,788)
Net Increase/(Decrease)	(5,173,818)	$(14,523,254)	(6,590,490)	$(18,450,692)
Class S Shares:
Shares sold	6,972	$19,591	9,909	$27,923
Reinvested dividends and distributions	5,377	15,217	3,513	9,940
Shares repurchased	(32,901)	(92,485)	(7,824)	(22,200)
Net Increase/(Decrease)	(20,552)	$(57,677)	5,598	$15,663
Class T Shares:
Shares sold	5,572,497	$15,763,874	3,509,789	$9,965,967
Reinvested dividends and distributions	3,418,652	9,703,663	2,604,951	7,386,314
Shares repurchased	(22,935,997)	(64,958,548)	(27,082,150)	(76,732,186)
Net Increase/(Decrease)	(13,944,848)	$(39,491,011)	(20,967,410)	$(59,379,905)
7.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$423,006,351	$424,869,729	$353,034,549	$468,772,754
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 39

Janus Henderson Short Duration Flexible Bond Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Short Duration Flexible Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Short Duration Flexible Bond Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Short Duration Flexible Bond Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Section 163(j) Interest Dividend	97%
Janus Investment Fund | 41

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 43

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
44 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
Janus Investment Fund | 45

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
46 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
Janus Investment Fund | 47

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
48 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
50 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
52 | June 30, 2024

Janus Henderson Short Duration Flexible Bond Fund
Notes
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93030 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Small Cap Value Fund
Janus Investment Fund

Janus Henderson Small Cap Value Fund

Janus Henderson Small Cap Value Fund
Schedule of Investments
June 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 97.7%
Aerospace & Defense – 2.3%
AAR Corp*	497,463	$36,165,560
AerSale Corp*	2,590,034	17,923,035
		54,088,595
Auto Components – 1.3%
Adient PLC*	573,357	14,167,652
Dorman Products Inc*	194,446	17,787,920
		31,955,572
Banks – 16.8%
Ameris Bancorp	1,090,640	54,913,724
Cadence Bank	596,113	16,858,076
Columbia Banking System Inc	636,495	12,659,886
Eastern Bankshares Inc	3,161,275	44,194,624
Enterprise Financial Services Corp	148,631	6,080,494
FB Financial Corp	925,731	36,131,281
First Busey Corp	1,154,589	27,952,600
Fulton Financial Corp	2,998,147	50,908,536
Hilltop Holdings Inc	278,826	8,721,677
Nicolet Bankshares Inc	221,613	18,402,743
OFG Bancorp	662,757	24,820,250
Towne Bank/Portsmouth VA	962,109	26,236,712
United Community Banks Inc/GA	1,531,246	38,985,523
Wintrust Financial Corp	361,862	35,665,119
		402,531,245
Beverages – 1.3%
Coca-Cola Consolidated Inc	28,032	30,414,720
Building Products – 1.4%
Gibraltar Industries Inc*	397,916	27,277,142
Janus International Group Inc*	547,393	6,913,573
		34,190,715
Capital Markets – 4.3%
Lazard Inc	622,572	23,769,799
Piper Jaffray Cos	258,790	59,565,694
WisdomTree Investments Inc	1,933,614	19,162,115
		102,497,608
Chemicals – 2.3%
Ashland Global Holdings Inc	238,883	22,572,055
Innospec Inc	258,551	31,954,318
		54,526,373
Commercial Services & Supplies – 2.4%
Boyd Group Services Inc	220,206	41,367,305
Healthcare Services Group Inc*	1,406,011	14,875,596
		56,242,901
Construction & Engineering – 1.2%
Comfort Systems USA Inc	98,377	29,918,413
Construction Materials – 1.3%
Eagle Materials Inc	139,978	30,439,616
Electrical Equipment – 2.0%
Encore Wire Corp	166,487	48,252,927
Electronic Equipment, Instruments & Components – 4.1%
Fabrinet*	132,947	32,544,096
Insight Enterprises Inc*	184,698	36,636,695
Rogers Corp*	87,144	10,510,438
Vishay Intertechnology Inc	784,147	17,486,478
		97,177,707
Energy Equipment & Services – 3.0%
ChampionX Corp	702,930	23,344,305
Oceaneering International Inc*	1,021,167	24,160,811
Weatherford International PLC*	191,534	23,453,339
		70,958,455
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Small Cap Value Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Entertainment – 0.2%
Vivid Seats Inc - Class A*	838,762	$4,822,882
Equity Real Estate Investment Trusts (REITs) – 1.0%
Broadstone Net Lease Inc	1,512,059	23,996,376
Food & Staples Retailing – 1.5%
Casey's General Stores Inc	91,653	34,971,119
Food Products – 0.9%
Nomad Foods Ltd	1,358,607	22,389,843
Gas Utilities – 1.1%
Chesapeake Utilities Corp	257,510	27,347,562
Health Care Equipment & Supplies – 3.3%
Enovis Corp*	515,151	23,284,825
Envista Holdings Corp*	1,145,521	19,050,015
Globus Medical Inc*	543,531	37,226,438
		79,561,278
Health Care Providers & Services – 1.5%
Owens & Minor Inc*	1,805,215	24,370,403
Progyny Inc*	405,392	11,598,265
		35,968,668
Health Care Real Estate Investment Trusts (REITs) – 0.7%
Community Healthcare Trust Inc	716,650	16,762,444
Household Durables – 2.5%
M/I Homes Inc*	254,214	31,049,698
Meritage Homes Corp	171,337	27,730,893
		58,780,591
Industrial Real Estate Investment Trusts (REITs) – 2.2%
STAG Industrial Inc	1,490,251	53,738,451
Insurance – 5.1%
Axis Capital Holdings Ltd	745,933	52,700,166
Hanover Insurance Group Inc	335,145	42,040,589
Kemper Corp	472,148	28,012,541
		122,753,296
Life Sciences Tools & Services – 0.4%
Mesa Laboratories Inc	108,265	9,394,154
Machinery – 2.3%
Helios Technologies Inc	573,547	27,386,870
Hillenbrand Inc	666,711	26,681,774
		54,068,644
Marine – 2.4%
Kirby Corp*	469,869	56,257,415
Metals & Mining – 3.4%
Commercial Metals Co	910,837	50,086,926
TimkenSteel Corp*	1,539,362	31,202,868
		81,289,794
Multi-Utilities – 1.2%
Black Hills Corp	527,256	28,672,181
Oil, Gas & Consumable Fuels – 7.3%
Gulfport Energy Corp*	218,693	33,022,643
Magnolia Oil & Gas Corp	1,689,862	42,821,103
Oasis Petroleum Inc	427,426	71,670,792
PBF Energy Inc	578,234	26,610,329
		174,124,867
Pharmaceuticals – 1.2%
Avadel Pharmaceuticals PLC*	641,398	9,018,056
Pacira Pharmaceuticals Inc*	650,482	18,610,290
		27,628,346
Real Estate Management & Development – 1.6%
Cushman & Wakefield PLC*	3,770,761	39,215,914
Retail Real Estate Investment Trusts (REITs) – 0.9%
Phillips Edison & Co Inc	682,935	22,338,804
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Small Cap Value Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 2.3%
Tower Semiconductor Ltd*	765,342	$30,085,594
Ultra Clean Holdings Inc*	501,674	24,582,026
		54,667,620
Software – 1.5%
nCino Inc*	510,901	16,067,836
Sapiens International Corp NV	581,635	19,734,876
		35,802,712
Specialized Real Estate Investment Trusts (REITs) – 1.7%
National Storage Affiliates Trust	531,262	21,898,620
PotlatchDeltic Corp	448,023	17,647,626
		39,546,246
Specialty Retail – 2.4%
Academy Sports & Outdoors Inc	689,674	36,725,141
Boot Barn Holdings Inc*	160,771	20,728,205
		57,453,346
Textiles, Apparel & Luxury Goods – 2.3%
Steven Madden Ltd	836,531	35,385,261
Under Armour Inc*	3,082,682	20,561,489
		55,946,750
Trading Companies & Distributors – 3.1%
GATX Corp	283,838	37,568,798
H&E Equipment Services Inc	545,795	24,107,765
MSC Industrial Direct Co Inc	169,119	13,412,828
		75,089,391
Total Common Stocks (cost $1,741,530,303)		2,335,783,541
Investment Companies – 0.6%
Exchange-Traded Funds (ETFs) – 0.6%
SPDR S&P Biotech# (cost $14,112,282)	169,889	15,750,409
Repurchase Agreements – 1.5%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 6/28/24, maturing 7/1/24 to be repurchased at $15,506,846 collateralized by $17,068,830 in U.S. Treasuries 0.5000% - 4.1250%, 2/15/25 - 11/15/50 with a value of $15,816,995	$15,500,000	15,500,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.2800%, dated 6/28/24, maturing 7/1/24 to be repurchased at $20,008,800 collateralized by $20,316,620 in U.S. Treasuries 4.2500%, 3/15/27 with a value of $20,408,987	20,000,000	20,000,000
Total Repurchase Agreements (cost $35,500,000)		35,500,000
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	5,812,571	5,812,571
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 7/1/24	$1,453,143	1,453,143
Total Investments Purchased with Cash Collateral from Securities Lending (cost $7,265,714)		7,265,714
Total Investments (total cost $1,798,408,299) – 100.1%		2,394,299,664
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(3,309,760)
Net Assets – 100%		$2,390,989,904
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Small Cap Value Fund
Schedule of Investments
June 30, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,280,722,046	95.3%
Israel	49,820,470	2.1
Canada	41,367,305	1.7
United Kingdom	22,389,843	0.9
Total	$2,394,299,664	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Common Stocks - N/A
Health Care Equipment & Supplies - N/A
Varex Imaging Corp*
	$25,663,464	$-	$(21,348,911)	$6,408,667	$(10,723,220)	$-	-	$-
Hotels, Restaurants & Leisure - N/A
Century Casinos Inc*
	14,376,470	-	(10,950,478)	(5,168,375)	1,742,383	-	-	-
Total Common Stocks - N/A
	$40,039,934	$-	$(32,299,389)	$1,240,292	$(8,980,837)	$-	-	$-
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	13,164,153	81,224,773	(88,576,355)	-	-	5,812,571	5,812,571	89,295 ∆
Total Affiliated Investments - 0.2%
	$53,204,087	$81,224,773	$(120,875,744)	$1,240,292	$(8,980,837)	$5,812,571	5,812,571	$89,295

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$15,500,000	$—	$(15,500,000)	$—
JPMorgan Chase Bank, National Association	7,109,281	—	(7,109,281)	—
Royal Bank of Canada, NY Branch	20,000,000	—	(20,000,000)	—
Total	$42,609,281	$—	$(42,609,281)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson Small Cap Value Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$2,335,783,541	$-	$-
Investment Companies	15,750,409	-	-
Repurchase Agreements	-	35,500,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	7,265,714	-
Total Assets	$2,351,533,950	$42,765,714	$-
Janus Investment Fund | 5

Janus Henderson Small Cap Value Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $1,757,095,728)(1)	$2,352,987,093
Affiliated investments, at value (cost $5,812,571)	5,812,571
Repurchase agreements, at value (cost $35,500,000)	35,500,000
Cash	86,172
Trustees' deferred compensation	65,863
Receivables:
Investments sold	8,126,548
Dividends	2,532,344
Fund shares sold	1,467,831
Interest	15,646
Other assets	15,869
Total Assets	2,406,609,937
Liabilities:
Collateral for securities loaned (Note 2)	7,265,714
Payables:
Investments purchased	3,330,685
Fund shares repurchased	2,502,569
Advisory fees	1,772,189
Transfer agent fees and expenses	418,829
Trustees' deferred compensation fees	65,863
Professional fees	64,053
12b-1 Distribution and shareholder servicing fees	40,216
Trustees' fees and expenses	13,587
Affiliated fund administration fees payable	4,885
Custodian fees	1,699
Accrued expenses and other payables	139,744
Total Liabilities	15,620,033
Commitments and contingent liabilities (Note 3)
Net Assets	$2,390,989,904
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Small Cap Value Fund
Statement of Assets and Liabilities
June 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,647,275,489
Total distributable earnings (loss)	743,714,415
Total Net Assets	$2,390,989,904
Net Assets - Class A Shares	$25,690,339
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,047,609
Net Asset Value Per Share(2)	$24.52
Maximum Offering Price Per Share(3)	$26.02
Net Assets - Class C Shares	$15,075,004
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	673,187
Net Asset Value Per Share(2)	$22.39
Net Assets - Class D Shares	$94,217,917
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,897,397
Net Asset Value Per Share	$24.17
Net Assets - Class I Shares	$1,343,912,267
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	55,281,752
Net Asset Value Per Share	$24.31
Net Assets - Class L Shares	$85,471,995
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,399,189
Net Asset Value Per Share	$25.14
Net Assets - Class N Shares	$468,911,048
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	19,333,757
Net Asset Value Per Share	$24.25
Net Assets - Class R Shares	$42,208,540
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,795,944
Net Asset Value Per Share	$23.50
Net Assets - Class S Shares	$26,321,578
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,095,491
Net Asset Value Per Share	$24.03
Net Assets - Class T Shares	$289,181,216
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,899,609
Net Asset Value Per Share	$24.30

(1)	Includes $7,109,281 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Small Cap Value Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Dividends	$39,967,598
Interest	1,965,053
Affiliated securities lending income, net	89,295
Unaffiliated securities lending income, net	25,589
Other income	8,237
Foreign tax withheld	(127,710)
Total Investment Income	41,928,062
Expenses:
Advisory fees	17,012,110
12b-1 Distribution and shareholder servicing fees:
Class A Shares	74,994
Class C Shares	155,649
Class R Shares	206,537
Class S Shares	67,453
Transfer agent administrative fees and expenses:
Class D Shares	103,056
Class L Shares	160,501
Class R Shares	103,265
Class S Shares	67,443
Class T Shares	732,523
Transfer agent networking and omnibus fees:
Class A Shares	85,000
Class C Shares	13,852
Class I Shares	2,137,787
Other transfer agent fees and expenses:
Class A Shares	1,542
Class C Shares	766
Class D Shares	16,786
Class I Shares	68,530
Class L Shares	1,810
Class N Shares	21,385
Class R Shares	883
Class S Shares	681
Class T Shares	4,913
Shareholder reports expense	265,675
Registration fees	180,876
Professional fees	85,384
Affiliated fund administration fees	60,210
Trustees' fees and expenses	51,513
Custodian fees	18,726
Other expenses	173,355
Total Expenses	21,873,205
Less: Excess Expense Reimbursement and Waivers	(342,490)
Net Expenses	21,530,715
Net Investment Income/(Loss)	20,397,347
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	151,287,347
Investments in affiliates	1,240,292
Total Net Realized Gain/(Loss) on Investments	152,527,639
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	129,102,402
Investments in affiliates	(8,980,837)
Total Change in Unrealized Net Appreciation/Depreciation	120,121,565
Net Increase/(Decrease) in Net Assets Resulting from Operations	$293,046,551
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Small Cap Value Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$20,397,347	$24,326,823
Net realized gain/(loss) on investments	152,527,639	115,126,973
Change in unrealized net appreciation/depreciation	120,121,565	180,225,668
Net Increase/(Decrease) in Net Assets Resulting from Operations	293,046,551	319,679,464
Dividends and Distributions to Shareholders:
Class A Shares	(1,224,135)	(1,201,002)
Class C Shares	(787,935)	(797,503)
Class D Shares	(4,803,452)	(4,306,275)
Class I Shares	(71,024,965)	(67,590,940)
Class L Shares	(4,416,510)	(3,957,051)
Class N Shares	(26,647,110)	(26,860,645)
Class R Shares	(1,884,573)	(1,858,291)
Class S Shares	(1,397,812)	(1,201,026)
Class T Shares	(15,006,833)	(15,583,510)
Net Decrease from Dividends and Distributions to Shareholders	(127,193,325)	(123,356,243)
Capital Share Transactions:
Class A Shares	(3,939,084)	(4,037,263)
Class C Shares	(3,012,765)	(1,542,913)
Class D Shares	(1,529,299)	(2,926,076)
Class I Shares	(122,464,316)	(166,213,635)
Class L Shares	(1,864,717)	(15,502,175)
Class N Shares	(88,507,606)	(105,130,829)
Class R Shares	(2,700,071)	(6,019,543)
Class S Shares	(2,961,531)	(1,869,761)
Class T Shares	(38,978,619)	(107,076,257)
Net Increase/(Decrease) from Capital Share Transactions	(265,958,008)	(410,318,452)
Net Increase/(Decrease) in Net Assets	(100,104,782)	(213,995,231)
Net Assets:
Beginning of period	2,491,094,686	2,705,089,917
End of period	$2,390,989,904	$2,491,094,686
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Small Cap Value Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.89	$21.24	$24.95	$17.59	$21.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.16	0.04	0.13	0.15
Net realized and unrealized gain/(loss)	2.65	2.44	(3.32)	7.40	(4.00)
Total from Investment Operations	2.77	2.60	(3.28)	7.53	(3.85)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	—	(0.17)	(0.17)	(0.13)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(1.14)	(0.95)	(0.43)	(0.17)	(0.13)
Net Asset Value, End of Period	$24.52	$22.89	$21.24	$24.95	$17.59
Total Return*	12.57%	12.39%	(13.44)%	42.99%	(17.98)%
Net Assets, End of Period (in thousands)	$25,690	$27,930	$29,651	$69,385	$64,025
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.36%	1.11%	1.77%	1.76%	1.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.22%	0.91%	1.05%	1.11%	1.39%
Ratio of Net Investment Income/(Loss)	0.50%	0.73%	0.18%	0.59%	0.77%
Portfolio Turnover Rate	36%	44%	44%	53%	59%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson Small Cap Value Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.01	$19.71	$23.27	$16.41	$20.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	— (2)	(0.10)	(0.01)	0.06
Net realized and unrealized gain/(loss)	2.43	2.25	(3.10)	6.91	(3.77)
Total from Investment Operations	2.42	2.25	(3.20)	6.90	(3.71)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.10)	(0.04)	—
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(1.04)	(0.95)	(0.36)	(0.04)	—
Net Asset Value, End of Period	$22.39	$21.01	$19.71	$23.27	$16.41
Total Return*	11.96%	11.56%	(14.02)%	42.07%	(18.44)%
Net Assets, End of Period (in thousands)	$15,075	$17,032	$17,440	$22,889	$20,967
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.80%	1.65%	1.69%	1.77%	1.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.80%	1.65%	1.69%	1.77%	1.92%
Ratio of Net Investment Income/(Loss)	(0.06)%	(0.01)%	(0.45)%	(0.06)%	0.30%
Portfolio Turnover Rate	36%	44%	44%	53%	59%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Small Cap Value Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.61	$21.08	$24.75	$17.44	$21.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.21	0.12	0.18	0.24
Net realized and unrealized gain/(loss)	2.62	2.41	(3.32)	7.35	(3.96)
Total from Investment Operations	2.81	2.62	(3.20)	7.53	(3.72)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.14)	(0.21)	(0.22)	(0.22)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(1.25)	(1.09)	(0.47)	(0.22)	(0.22)
Net Asset Value, End of Period	$24.17	$22.61	$21.08	$24.75	$17.44
Total Return*	12.96%	12.63%	(13.24)%	43.43%	(17.65)%
Net Assets, End of Period (in thousands)	$94,218	$89,434	$86,052	$107,471	$86,650
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.72%	0.75%	0.84%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.72%	0.75%	0.84%	1.01%
Ratio of Net Investment Income/(Loss)	0.83%	0.92%	0.49%	0.84%	1.20%
Portfolio Turnover Rate	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Small Cap Value Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.73	$21.18	$24.86	$17.53	$21.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.21	0.12	0.19	0.24
Net realized and unrealized gain/(loss)	2.63	2.43	(3.33)	7.37	(3.97)
Total from Investment Operations	2.83	2.64	(3.21)	7.56	(3.73)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.14)	(0.21)	(0.23)	(0.24)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(1.25)	(1.09)	(0.47)	(0.23)	(0.24)
Net Asset Value, End of Period	$24.31	$22.73	$21.18	$24.86	$17.53
Total Return*	12.96%	12.65%	(13.21)%	43.36%	(17.62)%
Net Assets, End of Period (in thousands)	$1,343,912	$1,372,677	$1,436,933	$2,121,333	$1,584,586
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.73%	0.74%	0.81%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.72%	0.74%	0.81%	1.01%
Ratio of Net Investment Income/(Loss)	0.84%	0.92%	0.50%	0.87%	1.19%
Portfolio Turnover Rate	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Small Cap Value Fund
Financial Highlights

Class L Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.49	$21.86	$25.62	$18.05	$22.13
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.25	0.16	0.22	0.28
Net realized and unrealized gain/(loss)	2.72	2.51	(3.43)	7.60	(4.10)
Total from Investment Operations	2.95	2.76	(3.27)	7.82	(3.82)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.18)	(0.23)	(0.25)	(0.26)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(1.30)	(1.13)	(0.49)	(0.25)	(0.26)
Net Asset Value, End of Period	$25.14	$23.49	$21.86	$25.62	$18.05
Total Return*	13.10%	12.80%	(13.07)%	43.60%	(17.53)%
Net Assets, End of Period (in thousands)	$85,472	$81,633	$90,492	$120,351	$97,950
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.94%	0.77%	0.81%	0.88%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.58%	0.62%	0.69%	0.87%
Ratio of Net Investment Income/(Loss)	0.97%	1.06%	0.63%	1.00%	1.36%
Portfolio Turnover Rate	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | June 30, 2024

Janus Henderson Small Cap Value Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.70	$21.16	$24.82	$17.50	$21.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.24	0.16	0.22	0.26
Net realized and unrealized gain/(loss)	2.62	2.43	(3.33)	7.36	(3.95)
Total from Investment Operations	2.85	2.67	(3.17)	7.58	(3.69)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.18)	(0.23)	(0.26)	(0.27)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(1.30)	(1.13)	(0.49)	(0.26)	(0.27)
Net Asset Value, End of Period	$24.25	$22.70	$21.16	$24.82	$17.50
Total Return*	13.12%	12.81%	(13.09)%	43.57%	(17.48)%
Net Assets, End of Period (in thousands)	$468,911	$525,231	$586,927	$922,073	$676,894
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.73%	0.57%	0.60%	0.67%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.57%	0.60%	0.67%	0.86%
Ratio of Net Investment Income/(Loss)	1.00%	1.07%	0.65%	1.01%	1.31%
Portfolio Turnover Rate	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Small Cap Value Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.94	$20.47	$24.12	$17.03	$20.84
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.07	(0.03)	0.05	0.11
Net realized and unrealized gain/(loss)	2.55	2.35	(3.22)	7.16	(3.87)
Total from Investment Operations	2.60	2.42	(3.25)	7.21	(3.76)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.14)	(0.12)	(0.05)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(1.04)	(0.95)	(0.40)	(0.12)	(0.05)
Net Asset Value, End of Period	$23.50	$21.94	$20.47	$24.12	$17.03
Total Return*	12.28%	11.97%	(13.73)%	42.49%	(18.11)%
Net Assets, End of Period (in thousands)	$42,209	$42,027	$44,592	$48,908	$33,724
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.49%	1.33%	1.36%	1.42%	1.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.49%	1.33%	1.36%	1.42%	1.61%
Ratio of Net Investment Income/(Loss)	0.24%	0.32%	(0.11)%	0.25%	0.57%
Portfolio Turnover Rate	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | June 30, 2024

Janus Henderson Small Cap Value Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.45	$20.91	$24.57	$17.32	$21.23
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.12	0.03	0.11	0.17
Net realized and unrealized gain/(loss)	2.61	2.40	(3.28)	7.29	(3.95)
Total from Investment Operations	2.72	2.52	(3.25)	7.40	(3.78)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.03)	(0.15)	(0.15)	(0.13)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(1.14)	(0.98)	(0.41)	(0.15)	(0.13)
Net Asset Value, End of Period	$24.03	$22.45	$20.91	$24.57	$17.32
Total Return*	12.57%	12.22%	(13.49)%	42.91%	(17.96)%
Net Assets, End of Period (in thousands)	$26,322	$27,150	$26,996	$42,715	$43,538
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.25%	1.08%	1.11%	1.18%	1.36%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.25%	1.08%	1.11%	1.18%	1.36%
Ratio of Net Investment Income/(Loss)	0.49%	0.56%	0.14%	0.55%	0.87%
Portfolio Turnover Rate	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Small Cap Value Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.70	$21.14	$24.82	$17.49	$21.44
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.19	0.10	0.17	0.22
Net realized and unrealized gain/(loss)	2.64	2.42	(3.33)	7.36	(3.98)
Total from Investment Operations	2.81	2.61	(3.23)	7.53	(3.76)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.10)	(0.19)	(0.20)	(0.19)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(1.21)	(1.05)	(0.45)	(0.20)	(0.19)
Net Asset Value, End of Period	$24.30	$22.70	$21.14	$24.82	$17.49
Total Return*	12.87%	12.51%	(13.29)%	43.30%	(17.74)%
Net Assets, End of Period (in thousands)	$289,181	$307,982	$386,007	$574,472	$516,634
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	0.82%	0.85%	0.92%	1.10%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	0.81%	0.85%	0.92%	1.10%
Ratio of Net Investment Income/(Loss)	0.75%	0.82%	0.40%	0.78%	1.11%
Portfolio Turnover Rate	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | June 30, 2024

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Small Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct
Janus Investment Fund | 19

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
20 | June 30, 2024

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 21

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more
22 | June 30, 2024

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
Janus Investment Fund | 23

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $7,109,281. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2024 is $7,265,714, resulting in the net amount due to the counterparty of $156,433.
24 | June 30, 2024

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.72%, and the Fund’s benchmark index used in the calculation is the Russell 2000® Value Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.50%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended June 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.71%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any
Janus Investment Fund | 25

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.91% for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.
The Transfer Agent receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. The Transfer Agent has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of the Transfer Agent or the Adviser without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
26 | June 30, 2024

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class L Shares and Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $1,032.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended June 30, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in
Janus Investment Fund | 27

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$18,426,794	$131,649,830	$-	$-	$(58,187)	$593,695,978
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,800,603,686	$653,739,214	$(60,043,236)	$593,695,978
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$21,166,317	$106,027,008	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$15,663,347	$107,722,896	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $15,829,481 including $13,926,860 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
28 | June 30, 2024

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
5.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	187,820	$4,428,435	214,756	$4,838,998
Reinvested dividends and distributions	42,363	951,059	42,433	935,219
Shares repurchased	(402,818)	(9,318,578)	(433,166)	(9,811,480)
Net Increase/(Decrease)	(172,635)	$(3,939,084)	(175,977)	$(4,037,263)
Class C Shares:
Shares sold	17,026	$363,884	20,591	$438,387
Reinvested dividends and distributions	37,812	778,169	38,642	784,812
Shares repurchased	(192,105)	(4,154,818)	(133,580)	(2,766,112)
Net Increase/(Decrease)	(137,267)	$(3,012,765)	(74,347)	$(1,542,913)
Class D Shares:
Shares sold	180,335	$4,196,643	119,523	$2,712,862
Reinvested dividends and distributions	211,346	4,670,749	193,144	4,198,951
Shares repurchased	(449,520)	(10,396,691)	(439,242)	(9,837,889)
Net Increase/(Decrease)	(57,839)	$(1,529,299)	(126,575)	$(2,926,076)
Class I Shares:
Shares sold	5,749,310	$132,601,905	10,105,264	$228,765,913
Reinvested dividends and distributions	3,160,006	70,215,331	3,061,205	66,887,325
Shares repurchased	(14,026,137)	(325,281,552)	(20,608,044)	(461,866,873)
Net Increase/(Decrease)	(5,116,821)	$(122,464,316)	(7,441,575)	$(166,213,635)
Class L Shares:
Shares sold	90,949	$2,178,367	79,015	$1,847,850
Reinvested dividends and distributions	160,131	3,678,219	147,934	3,338,863
Shares repurchased	(327,799)	(7,721,303)	(891,300)	(20,688,888)
Net Increase/(Decrease)	(76,719)	$(1,864,717)	(664,351)	$(15,502,175)
Class N Shares:
Shares sold	2,471,642	$57,284,041	4,217,956	$94,866,352
Reinvested dividends and distributions	1,011,621	22,407,396	1,023,510	22,322,753
Shares repurchased	(7,289,174)	(168,199,043)	(9,838,568)	(222,319,934)
Net Increase/(Decrease)	(3,805,911)	$(88,507,606)	(4,597,102)	$(105,130,829)
Class R Shares:
Shares sold	149,500	$3,322,086	203,076	$4,484,059
Reinvested dividends and distributions	87,407	1,884,489	87,817	1,858,216
Shares repurchased	(356,601)	(7,906,646)	(553,367)	(12,361,818)
Net Increase/(Decrease)	(119,694)	$(2,700,071)	(262,474)	$(6,019,543)
Class S Shares:
Shares sold	246,901	$5,503,286	258,407	$5,769,175
Reinvested dividends and distributions	63,495	1,397,514	55,265	1,194,831
Shares repurchased	(424,498)	(9,862,331)	(395,421)	(8,833,767)
Net Increase/(Decrease)	(114,102)	$(2,961,531)	(81,749)	$(1,869,761)
Class T Shares:
Shares sold	622,099	$14,579,801	671,656	$15,168,690
Reinvested dividends and distributions	659,759	14,666,442	698,074	15,245,927
Shares repurchased	(2,949,557)	(68,224,862)	(6,065,045)	(137,490,874)
Net Increase/(Decrease)	(1,667,699)	$(38,978,619)	(4,695,315)	$(107,076,257)
Janus Investment Fund | 29

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
6.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$872,203,064	$1,230,205,473	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
After the fiscal year ended June 30, 2024, the Fund processed an exchange order with a separate fund advised by the Investment Manager for $909,231,818 in kind.
30 | June 30, 2024

Janus Henderson Small Cap Value Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Small Cap Value Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
 | 31

Janus Henderson Small Cap Value Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Section 163(j) Interest Dividend	5%
Capital Gain Distributions	$119,953,868
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	100%
32 |

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
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Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
42 | June 30, 2024

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 43

Janus Henderson Small Cap Value Fund
Notes
44 | June 30, 2024

Janus Henderson Small Cap Value Fund
Notes
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93034 08-24

ANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson Small-Mid Cap Value Fund
Janus Investment Fund

Janus Henderson Small-Mid Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.9%
Aerospace & Defense – 1.8%
BWX Technologies Inc	17,689	$1,680,455
Banks – 13.4%
Columbia Banking System Inc	81,699	1,624,993
Eastern Bankshares Inc	177,100	2,475,858
FB Financial Corp	57,899	2,259,798
Fulton Financial Corp	125,815	2,136,339
OFG Bancorp	59,714	2,236,289
Wintrust Financial Corp	19,767	1,948,236
		12,681,513
Building Products – 5.2%
Fortune Brands Home & Security Inc	28,106	1,825,203
Gibraltar Industries Inc*	31,505	2,159,668
Janus International Group Inc*	73,506	928,381
		4,913,252
Capital Markets – 4.3%
Lazard Inc	57,831	2,207,988
WisdomTree Investments Inc	186,473	1,847,947
		4,055,935
Chemicals – 3.3%
Ashland Global Holdings Inc	17,734	1,675,686
Innospec Inc	11,440	1,413,869
		3,089,555
Containers & Packaging – 3.8%
Ball Corp	28,035	1,682,661
Graphic Packaging Holding Co	72,401	1,897,630
		3,580,291
Electric Utilities – 2.5%
Alliant Energy Corp	47,206	2,402,785
Electronic Equipment, Instruments & Components – 8.9%
Arrow Electronics Inc*	12,106	1,461,920
Fabrinet*	6,648	1,627,364
Insight Enterprises Inc*	5,594	1,109,626
Keysight Technologies Inc*	13,204	1,805,647
Vontier Corp	62,799	2,398,922
		8,403,479
Energy Equipment & Services – 2.0%
Oceaneering International Inc*	81,474	1,927,675
Food & Staples Retailing – 2.8%
Casey's General Stores Inc	6,892	2,629,712
Health Care Equipment & Supplies – 5.0%
Globus Medical Inc*	40,909	2,801,857
Teleflex Inc	9,359	1,968,479
		4,770,336
Health Care Providers & Services – 1.7%
Cardinal Health Inc	16,907	1,662,296
Household Durables – 1.5%
Toll Brothers Inc	12,283	1,414,756
Insurance – 5.1%
Axis Capital Holdings Ltd	39,825	2,813,635
Hartford Financial Services Group Inc	20,274	2,038,348
		4,851,983
Life Sciences Tools & Services – 1.2%
Avantor Inc*	52,485	1,112,682
Machinery – 5.5%
Helios Technologies Inc	45,727	2,183,464
Hillenbrand Inc	42,079	1,684,002
Lincoln Electric Holdings Inc	7,305	1,378,015
		5,245,481
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Marine – 2.3%
Kirby Corp*	18,634	$2,231,049
Metals & Mining – 2.0%
Commercial Metals Co	33,738	1,855,253
Oil, Gas & Consumable Fuels – 4.2%
HF Sinclair Corp	34,694	1,850,578
Magnolia Oil & Gas Corp	82,399	2,087,991
		3,938,569
Real Estate Management & Development – 2.2%
Cushman & Wakefield PLC*	204,378	2,125,531
Retail Real Estate Investment Trusts (REITs) – 2.6%
Agree Realty Corp	39,375	2,438,887
Semiconductor & Semiconductor Equipment – 4.0%
Microchip Technology Inc	17,383	1,590,544
Tower Semiconductor Ltd*	56,609	2,225,300
		3,815,844
Specialized Real Estate Investment Trusts (REITs) – 4.6%
Lamar Advertising Co	22,075	2,638,625
PotlatchDeltic Corp	43,108	1,698,024
		4,336,649
Specialty Retail – 4.5%
Bath & Body Works Inc	26,101	1,019,244
Boot Barn Holdings Inc*	11,529	1,486,434
Burlington Stores Inc*	7,325	1,758,000
		4,263,678
Textiles, Apparel & Luxury Goods – 1.4%
Steven Madden Ltd	31,699	1,340,868
Trading Companies & Distributors – 3.1%
GATX Corp	14,123	1,869,320
MSC Industrial Direct Co Inc	13,037	1,033,965
		2,903,285
Total Common Stocks (cost $73,401,627)		93,671,799
Repurchase Agreements – 1.2%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 6/28/24, maturing 7/1/24 to be repurchased at $1,100,486 collateralized by $1,211,336 in U.S. Treasuries 0.5000% - 4.1250%, 2/15/25 - 11/15/50 with a value of $1,122,496 (cost $1,100,000)	$1,100,000	1,100,000
Total Investments (total cost $74,501,627) – 100.1%		94,771,799
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(59,296)
Net Assets – 100%		$94,712,503

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$92,546,499	97.7%
Israel	2,225,300	2.3
Total	$94,771,799	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2024

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$1,100,000	$—	$(1,100,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Small-Mid Cap Value Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$93,671,799	$-	$-
Repurchase Agreements	-	1,100,000	-
Total Assets	$93,671,799	$1,100,000	$-
4  | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Statement of Assets and Liabilities
June 30, 2024

Assets:
Investments, at value (cost $73,401,627)	$93,671,799
Repurchase agreements, at value (cost $1,100,000)	1,100,000
Cash	42,634
Trustees' deferred compensation	2,610
Receivables:
Fund shares sold	192,893
Dividends	74,284
Interest	486
Other assets	312
Total Assets	95,085,018
Liabilities:
Payables:
Fund shares repurchased	199,504
Advisory fees	68,148
Professional fees	51,762
Transfer agent fees and expenses	9,798
Trustees' deferred compensation fees	2,610
12b-1 Distribution and shareholder servicing fees	929
Trustees' fees and expenses	589
Custodian fees	345
Affiliated fund administration fees payable	223
Accrued expenses and other payables	38,607
Total Liabilities	372,515
Commitments and contingent liabilities (Note 3)
Net Assets	$94,712,503
Net Assets Consist of:
Capital (par value and paid-in surplus)	$71,860,112
Total distributable earnings (loss)	22,852,391
Total Net Assets	$94,712,503
Net Assets - Class A Shares	$2,877,145
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	181,066
Net Asset Value Per Share(1)	$15.89
Maximum Offering Price Per Share(2)	$16.86
Net Assets - Class C Shares	$354,059
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	23,388
Net Asset Value Per Share(1)	$15.14
Net Assets - Class D Shares	$45,141,172
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,819,873
Net Asset Value Per Share	$16.01
Net Assets - Class I Shares	$7,545,459
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	466,303
Net Asset Value Per Share	$16.18
Net Assets - Class N Shares	$31,468,204
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,964,958
Net Asset Value Per Share	$16.01
Net Assets - Class S Shares	$211,304
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,411
Net Asset Value Per Share	$15.76
Net Assets - Class T Shares	$7,115,160
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	444,266
Net Asset Value Per Share	$16.02

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Small-Mid Cap Value Fund
Statement of Operations
For the year ended June 30, 2024

Investment Income:
Dividends	$1,638,274
Interest	139,468
Other income	343
Foreign tax withheld	(6,495)
Total Investment Income	1,771,590
Expenses:
Advisory fees	666,656
12b-1 Distribution and shareholder servicing fees:
Class A Shares	6,477
Class C Shares	3,261
Class S Shares	340
Transfer agent administrative fees and expenses:
Class D Shares	46,504
Class S Shares	568
Class T Shares	15,859
Transfer agent networking and omnibus fees:
Class A Shares	3,215
Class C Shares	349
Class I Shares	6,268
Other transfer agent fees and expenses:
Class A Shares	162
Class C Shares	29
Class D Shares	10,143
Class I Shares	413
Class N Shares	2,084
Class S Shares	10
Class T Shares	157
Registration fees	110,767
Non-affiliated fund administration fees	64,451
Professional fees	57,625
Shareholder reports expense	18,081
Affiliated fund administration fees	2,582
Custodian fees	2,385
Trustees' fees and expenses	2,160
Other expenses	15,861
Total Expenses	1,036,407
Less: Excess Expense Reimbursement and Waivers	(145,665)
Net Expenses	890,742
Net Investment Income/(Loss)	880,848
Net Realized Gain/(Loss) on Investments:
Investments	9,801,564
Total Net Realized Gain/(Loss) on Investments	9,801,564
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	7,678,346
Total Change in Unrealized Net Appreciation/Depreciation	7,678,346
Net Increase/(Decrease) in Net Assets Resulting from Operations	$18,360,758
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Statements of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net investment income/(loss)	$880,848	$1,047,926
Net realized gain/(loss) on investments	9,801,564	(4,410,567)
Change in unrealized net appreciation/depreciation	7,678,346	19,496,522
Net Increase/(Decrease) in Net Assets Resulting from Operations	18,360,758	16,133,881
Dividends and Distributions to Shareholders:
Class A Shares	(17,876)	(6,350)
Class C Shares	(268)	—
Class D Shares	(360,330)	(231,444)
Class I Shares	(63,667)	(37,979)
Class N Shares	(471,693)	(420,035)
Class S Shares	(1,747)	—
Class T Shares	(48,513)	(24,323)
Net Decrease from Dividends and Distributions to Shareholders	(964,094)	(720,131)
Capital Share Transactions:
Class A Shares	3,585	(266,933)
Class C Shares	(59,675)	(144,748)
Class D Shares	(2,620,927)	(5,423,913)
Class I Shares	(704,308)	(2,305,216)
Class N Shares	(22,894,802)	(17,553,577)
Class S Shares	(58,413)	(809,610)
Class T Shares	(145,254)	(2,245,624)
Net Increase/(Decrease) from Capital Share Transactions	(26,479,794)	(28,749,621)
Net Increase/(Decrease) in Net Assets	(9,083,130)	(13,335,871)
Net Assets:
Beginning of period	103,795,633	117,131,504
End of period	$94,712,503	$103,795,633
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.45	$11.72	$13.98	$10.17	$13.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.08	0.06	0.10	0.10
Net realized and unrealized gain/(loss)	2.46	1.69	(1.93)	3.78	(1.71)
Total from Investment Operations	2.54	1.77	(1.87)	3.88	(1.61)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.04)	(0.05)	(0.07)	(0.11)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(0.10)	(0.04)	(0.39)	(0.07)	(1.39)
Net Asset Value, End of Period	$15.89	$13.45	$11.72	$13.98	$10.17
Total Return*	18.99%	15.09%	(13.78)%	38.27%	(14.37)%
Net Assets, End of Period (in thousands)	$2,877	$2,424	$2,387	$3,279	$3,039
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.37%	1.28%	1.28%	1.35%	1.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.15%	1.07%	1.12%	1.07%	1.34%
Ratio of Net Investment Income/(Loss)	0.57%	0.62%	0.42%	0.81%	0.88%
Portfolio Turnover Rate	63%	62%	80%	99%	152%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.81	$11.22	$13.45	$9.80	$12.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	(0.02)	(0.04)	0.02	0.01
Net realized and unrealized gain/(loss)	2.35	1.61	(1.85)	3.63	(1.66)
Total from Investment Operations	2.34	1.59	(1.89)	3.65	(1.65)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	—	—	—	(0.01)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(0.01)	—	(0.34)	—	(1.29)
Net Asset Value, End of Period	$15.14	$12.81	$11.22	$13.45	$9.80
Total Return*	18.28%	14.17%	(14.41)%	37.24%	(15.04)%
Net Assets, End of Period (in thousands)	$354	$354	$450	$515	$353
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.74%	2.72%	2.51%	2.70%	3.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.79%	1.84%	1.84%	1.81%	2.14%
Ratio of Net Investment Income/(Loss)	(0.07)%	(0.15)%	(0.33)%	0.14%	0.12%
Portfolio Turnover Rate	63%	62%	80%	99%	152%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.54	$11.81	$14.08	$10.24	$13.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.11	0.08	0.10	0.13
Net realized and unrealized gain/(loss)	2.48	1.69	(1.93)	3.83	(1.72)
Total from Investment Operations	2.60	1.80	(1.85)	3.93	(1.59)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.07)	(0.08)	(0.09)	(0.13)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(0.13)	(0.07)	(0.42)	(0.09)	(1.41)
Net Asset Value, End of Period	$16.01	$13.54	$11.81	$14.08	$10.24
Total Return*	19.34%	15.28%	(13.54)%	38.52%	(14.20)%
Net Assets, End of Period (in thousands)	$45,141	$40,871	$40,878	$66,854	$21,708
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.05%	0.94%	0.95%	1.06%	1.51%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.83%	0.87%	0.89%	1.17%
Ratio of Net Investment Income/(Loss)	0.81%	0.86%	0.62%	0.78%	1.06%
Portfolio Turnover Rate	63%	62%	80%	99%	152%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.69	$11.93	$14.22	$10.34	$13.36
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.11	0.09	0.13	0.11
Net realized and unrealized gain/(loss)	2.50	1.72	(1.96)	3.84	(1.72)
Total from Investment Operations	2.62	1.83	(1.87)	3.97	(1.61)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.07)	(0.08)	(0.09)	(0.13)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(0.13)	(0.07)	(0.42)	(0.09)	(1.41)
Net Asset Value, End of Period	$16.18	$13.69	$11.93	$14.22	$10.34
Total Return*	19.32%	15.40%	(13.56)%	38.58%	(14.19)%
Net Assets, End of Period (in thousands)	$7,545	$7,074	$8,309	$14,659	$9,848
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.01%	0.90%	0.91%	1.10%	1.47%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.79%	0.82%	0.89%	1.13%
Ratio of Net Investment Income/(Loss)	0.85%	0.88%	0.67%	1.02%	0.93%
Portfolio Turnover Rate	63%	62%	80%	99%	152%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.55	$11.81	$14.09	$10.24	$13.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.13	0.11	0.11	0.15
Net realized and unrealized gain/(loss)	2.48	1.70	(1.95)	3.84	(1.72)
Total from Investment Operations	2.61	1.83	(1.84)	3.95	(1.57)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.09)	(0.10)	(0.10)	(0.15)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(0.15)	(0.09)	(0.44)	(0.10)	(1.43)
Net Asset Value, End of Period	$16.01	$13.55	$11.81	$14.09	$10.24
Total Return*	19.42%	15.54%	(13.48)%	38.72%	(14.09)%
Net Assets, End of Period (in thousands)	$31,468	$46,653	$56,752	$70,581	$1,806
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.88%	0.77%	0.80%	0.88%	1.48%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.69%	0.74%	0.76%	1.03%
Ratio of Net Investment Income/(Loss)	0.93%	1.02%	0.79%	0.83%	1.24%
Portfolio Turnover Rate	63%	62%	80%	99%	152%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.34	$11.60	$13.84	$10.06	$13.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.07	0.04	0.08	0.08
Net realized and unrealized gain/(loss)	2.43	1.67	(1.91)	3.75	(1.69)
Total from Investment Operations	2.52	1.74	(1.87)	3.83	(1.61)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	—	(0.03)	(0.05)	(0.12)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(0.10)	—	(0.37)	(0.05)	(1.40)
Net Asset Value, End of Period	$15.76	$13.34	$11.60	$13.84	$10.06
Total Return*	19.04%	15.00%	(13.85)%	38.16%	(14.51)%
Net Assets, End of Period (in thousands)	$211	$229	$939	$1,136	$1,004
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.58%	1.84%	1.54%	1.71%	2.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.13%	1.20%	1.23%	1.51%
Ratio of Net Investment Income/(Loss)	0.62%	0.51%	0.31%	0.68%	0.71%
Portfolio Turnover Rate	63%	62%	80%	99%	152%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
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Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.55	$11.81	$14.07	$10.21	$13.22
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.10	0.06	0.06	0.14
Net realized and unrealized gain/(loss)	2.48	1.69	(1.93)	3.86	(1.76)
Total from Investment Operations	2.58	1.79	(1.87)	3.92	(1.62)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.05)	(0.05)	(0.06)	(0.11)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(0.11)	(0.05)	(0.39)	(0.06)	(1.39)
Net Asset Value, End of Period	$16.02	$13.55	$11.81	$14.07	$10.21
Total Return*	19.20%	15.18%	(13.67)%	38.50%	(14.40)%
Net Assets, End of Period (in thousands)	$7,115	$6,190	$7,416	$18,663	$38,649
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.17%	1.06%	1.07%	1.18%	1.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.02%	0.94%	0.99%	1.02%	1.27%
Ratio of Net Investment Income/(Loss)	0.70%	0.74%	0.46%	0.49%	1.08%
Portfolio Turnover Rate	63%	62%	80%	99%	152%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Small-Mid Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 36 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
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Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
16 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as
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Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
“equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
18 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based
Janus Investment Fund | 19

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.70%, and the Fund’s benchmark index used in the calculation is the Russell 2500TM Value Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended June 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.65%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.82% for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,029 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction
20 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2024, the Distributor retained upfront sales charges of $772.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of
Janus Investment Fund | 21

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended June 30, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the year ended June 30, 2024.
As of June 30, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	8	3
Class S Shares	49	- *
Class T Shares	-	-

*Less than 0.50%
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$162,884	$2,709,331	$-	$-	$(2,610)	$19,982,786
During the year ended June 30, 2024, capital loss carryovers of $6,090,278 were utilized by the Fund .
22 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$74,789,013	$21,218,721	$(1,235,935)	$19,982,786
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$964,094	$-	$-	$-

For the year ended June 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$720,131	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $664,165, including $521,898 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 23

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
5.
Capital Share Transactions
	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	16,859	$240,911	12,537	$163,797
Reinvested dividends and distributions	1,307	17,876	505	6,350
Shares repurchased	(17,377)	(255,202)	(36,384)	(437,080)
Net Increase/(Decrease)	789	$3,585	(23,342)	$(266,933)
Class C Shares:
Shares sold	2,038	$27,684	3,611	$43,236
Reinvested dividends and distributions	20	268	-	-
Shares repurchased	(6,287)	(87,627)	(16,104)	(187,984)
Net Increase/(Decrease)	(4,229)	$(59,675)	(12,493)	$(144,748)
Class D Shares:
Shares sold	346,180	$5,071,849	508,073	$6,729,242
Reinvested dividends and distributions	25,232	347,189	17,788	224,835
Shares repurchased	(569,146)	(8,039,965)	(970,215)	(12,377,990)
Net Increase/(Decrease)	(197,734)	$(2,620,927)	(444,354)	$(5,423,913)
Class I Shares:
Shares sold	38,819	$586,259	87,999	$1,156,764
Reinvested dividends and distributions	4,580	63,667	2,974	37,979
Shares repurchased	(93,882)	(1,354,234)	(270,652)	(3,499,959)
Net Increase/(Decrease)	(50,483)	$(704,308)	(179,679)	$(2,305,216)
Class N Shares:
Shares sold	281,067	$4,112,470	1,273,572	$16,309,966
Reinvested dividends and distributions	34,280	471,693	33,231	420,035
Shares repurchased	(1,792,831)	(27,478,965)	(2,667,885)	(34,283,578)
Net Increase/(Decrease)	(1,477,484)	$(22,894,802)	(1,361,082)	$(17,553,577)
Class S Shares:
Shares sold	16	$224	11,491	$143,916
Reinvested dividends and distributions	129	1,747	-	-
Shares repurchased	(3,902)	(60,384)	(75,338)	(953,526)
Net Increase/(Decrease)	(3,757)	$(58,413)	(63,847)	$(809,610)
Class T Shares:
Shares sold	53,442	$770,992	204,265	$2,619,557
Reinvested dividends and distributions	3,523	48,513	1,923	24,323
Shares repurchased	(69,493)	(964,759)	(377,553)	(4,889,504)
Net Increase/(Decrease)	(12,528)	$(145,254)	(171,365)	$(2,245,624)
6.
Purchases and Sales of Investment Securities
For the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$63,764,278	$88,186,580	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
24 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Small-Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Small-Mid Cap Value Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 22, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 25

Janus Henderson Small-Mid Cap Value Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2024:
Section 163(j) Interest Dividend	12%
Capital Gain Distributions	$521,898
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	100%
26 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 27

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
28 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 29

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
30 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 31

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
32 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 33

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
34 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 35

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
36 | June 30, 2024

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93033 08-24

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.